UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

1600 Summer Street, Stamford, Connecticut 06905

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Christopher E. Palmer, Esq. Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1.	Shareholder Reports.

Semi-Annual Report

June 30, 2018

State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Semi-Annual Report

June 30, 2018 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street S&P 500 Index V.I.S. Fund

Fund Information — June 30, 2018 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $184,870 (in thousands) as of June 30, 2018 (a)(b)

Top Ten Largest Holdings

as of June 30, 2018 (as a % of Fair Value) (a)(b)

Apple Inc.	3.88%
Microsoft Corp.	3.23%
Amazon.com Inc.	2.92%
Facebook Inc., Class A	2.00%
Berkshire Hathaway Inc., Class B	1.54%
JPMorgan Chase & Co.	1.52%
Exxon Mobil Corp.	1.50%
Alphabet Inc., Class A	1.45%
Alphabet Inc., Class C	1.44%
Johnson & Johnson	1.39%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street S&P 500 Index V.I.S. Fund	1

State Street S&P 500 Index V.I.S. Fund

Understanding Your Fund’s Expenses — (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value January 1, 2018	$1,000.00	$1,024.70
Ending Account Value
June 30, 2018	$1,000.00	$1,023.06
Expenses paid during the period*	$1.76	$1.76

*

Expenses are equal to the Fund’s annualized expense ratio of 0.35% (for the period January 1, 2017-June 30, 2017), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 98.3%†
Advertising - 0.1%
Omnicom Group Inc.	1,743	132,938
The Interpublic Group of Companies Inc.	2,720	63,757

		196,695

Aerospace & Defense - 2.6%
Arconic Inc.	3,788	64,434
General Dynamics Corp.	2,212	412,339
Harris Corp.	900	130,086
Huntington Ingalls Industries Inc.	400	86,716
L3 Technologies Inc.	589	113,276
Lockheed Martin Corp.	1,968	581,406
Northrop Grumman Corp.	1,397	429,857
Raytheon Co.	2,261	436,780
Rockwell Collins Inc.	1,236	166,464
Textron Inc.	1,925	126,877
The Boeing Co.	4,284	1,437,325
TransDigm Group Inc.	333	114,932
United Technologies Corp.	5,789	723,799

		4,824,291

Agricultural & Farm Machinery - 0.2%
Deere & Co.	2,606	364,319

Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	4,324	198,169

Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc.	1,229	102,818
Expeditors International of Washington Inc.	1,399	102,267
FedEx Corp.	1,988	451,396
United Parcel Service Inc., Class B	5,540	588,514

		1,244,995

Airlines - 0.4%
Alaska Air Group Inc.	1,000	60,390
American Airlines Group Inc.	3,098	117,600
Delta Air Lines Inc.	5,143	254,784
Southwest Airlines Co.	4,249	216,189
United Continental Holdings Inc. (a)	1,850	129,001

		777,964

Alternative Carriers - 0.1%
CenturyLink Inc.	7,333	136,687

Aluminum - 0.0%*
Alcoa Corp. (a)	1	47

	Number of Shares	Fair Value $

Apparel Retail - 0.5%
Foot Locker Inc.	800	42,120
L Brands Inc.	2,188	80,694
Ross Stores Inc.	2,896	245,436
The Gap Inc.	1,676	54,286
The TJX Companies Inc.	4,969	472,949

		895,485

Apparel, Accessories & Luxury Goods - 0.4%
Hanesbrands Inc.	2,400	52,848
Michael Kors Holdings Ltd. (a)	1,222	81,385
PVH Corp.	669	100,163
Ralph Lauren Corp.	400	50,288
Tapestry Inc.	2,289	106,919
Under Armour Inc., Class A (a)	1,700	38,216
Under Armour Inc., Class C (a)	1,712	36,089
VF Corp.	2,702	220,267

		686,175

Application Software - 1.5%
Adobe Systems Inc. (a)	3,909	953,053
ANSYS Inc. (a)	700	121,926
Autodesk Inc. (a)	1,648	216,036
Cadence Design Systems Inc. (a)	2,200	95,282
Citrix Systems Inc. (a)	1,107	116,058
Intuit Inc.	1,900	388,180
salesforce.com Inc. (a)	5,509	751,428
Synopsys Inc. (a)	1,199	102,598
Verint Systems Inc. (a)	1	44

		2,744,605

Asset Management & Custody Banks - 1.1%
Affiliated Managers Group Inc.	400	59,468
Ameriprise Financial Inc.	1,205	168,555
BlackRock Inc.	976	487,063
Franklin Resources Inc.	2,600	83,330
Invesco Ltd.	3,250	86,320
Northern Trust Corp.	1,696	174,501
State Street Corp. (b)	2,911	270,985
T Rowe Price Group Inc.	1,940	225,215
The Bank of New York Mellon Corp.	8,176	440,932

		1,996,369

Auto Parts & Equipment - 0.1%
Aptiv PLC	2,056	188,391
BorgWarner Inc.	1,747	75,401

		263,792

Automobile Manufacturers - 0.4%
Ford Motor Co.	31,182	345,185

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

General Motors Co.	9,986	393,448

		738,633

Automotive Retail - 0.3%
Advance Auto Parts Inc.	622	84,406
AutoZone Inc. (a)	198	132,844
CarMax Inc. (a)	1,390	101,289
O’Reilly Automotive Inc. (a)	638	174,538

		493,077

Biotechnology - 2.5%
AbbVie Inc.	11,934	1,105,685
Alexion Pharmaceuticals Inc. (a)	1,701	211,179
Amgen Inc.	5,280	974,635
Biogen Inc. (a)	1,658	481,218
Celgene Corp. (a)	5,457	433,395
Gilead Sciences Inc.	10,205	722,922
Incyte Corp. (a)	1,400	93,800
Regeneron Pharmaceuticals Inc. (a)	550	189,745
Vertex Pharmaceuticals Inc. (a)	1,900	322,924

		4,535,503

Brewers - 0.1%
Molson Coors Brewing Co., Class B	1,598	108,728

Broadcasting - 0.1%
CBS Corp., Class B	2,596	145,947
Discovery Inc., Class A (a)	1,497	41,168
Discovery Inc., Class C (a)	2,636	67,218

		254,333

Building Products - 0.3%
Allegion PLC	733	56,705
AO Smith Corp.	1,300	76,895
Fortune Brands Home & Security Inc.	1,000	53,690
Johnson Controls International PLC	7,042	235,555
Masco Corp.	2,542	95,121

		517,966

Cable & Satellite - 0.9%
Charter Communications Inc., Class A (a)	1,500	439,815
Comcast Corp., Class A	36,253	1,189,461
DISH Network Corp., Class A (a)	2,100	70,581

		1,699,857

Casinos & Gaming - 0.1%
MGM Resorts International	4,200	121,926

	Number of Shares	Fair Value $

Wynn Resorts Ltd.	591	98,898

		220,824

Commodity Chemicals - 0.2%
LyondellBasell Industries N.V., Class A	2,610	286,709

Communications Equipment - 1.0%
Cisco Systems Inc.	37,161	1,599,038
F5 Networks Inc. (a)	400	68,980
Juniper Networks Inc.	2,800	76,776
Motorola Solutions Inc.	1,244	144,764

		1,889,558

Computer & Electronics Retail - 0.1%
Best Buy Company Inc.	1,895	141,329

Construction & Engineering - 0.1%
Fluor Corp.	1,178	57,463
Jacobs Engineering Group Inc.	850	53,966
Quanta Services Inc. (a)	1,200	40,080

		151,509

Construction Machinery & Heavy Trucks - 0.5%
Caterpillar Inc.	4,808	652,301
Cummins Inc.	1,256	167,048
PACCAR Inc.	2,703	167,478

		986,827

Construction Materials - 0.1%
Martin Marietta Materials Inc.	500	111,665
Vulcan Materials Co.	973	125,575

		237,240

Consumer Electronics - 0.0%*
Garmin Ltd.	1,000	61,000

Consumer Finance - 0.7%
American Express Co.	5,758	564,284
Capital One Financial Corp.	3,773	346,739
Discover Financial Services	2,677	188,487
Synchrony Financial	5,358	178,850

		1,278,360

Copper - 0.1%
Freeport-McMoRan Inc.	10,498	181,195

Data Processing & Outsourced Services - 3.2%
Alliance Data Systems Corp.	425	99,110
Automatic Data Processing Inc.	3,485	467,478
Broadridge Financial Solutions Inc.	900	103,590
Fidelity National Information Services Inc.	2,600	275,678

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Fiserv Inc. (a)	3,358	248,794
FleetCor Technologies Inc. (a)	700	147,455
Global Payments Inc.	1,263	140,812
Mastercard Inc., Class A	7,212	1,417,302
Paychex Inc.	2,534	173,199
PayPal Holdings Inc. (a)	8,960	746,099
The Western Union Co.	3,224	65,544
Total System Services Inc.	1,302	110,045
Visa Inc., Class A	14,020	1,856,949

		5,852,055

Department Stores - 0.1%
Kohl’s Corp.	1,273	92,802
Macy’s Inc.	2,334	87,361
Nordstrom Inc.	992	51,366

		231,529

Distillers & Vintners - 0.2%
Brown-Forman Corp., Class B	1,925	94,344
Constellation Brands Inc., Class A	1,279	279,935

		374,279

Distributors - 0.1%
Genuine Parts Co.	1,145	105,099
LKQ Corp. (a)	2,452	78,219

		183,318

Diversified Banks - 4.8%
Bank of America Corp.	74,691	2,105,539
Citigroup Inc.	20,117	1,346,230
JPMorgan Chase & Co.	27,014	2,814,859
U.S. Bancorp	12,449	622,699
Wells Fargo & Co.	34,643	1,920,608

		8,809,935

Diversified Chemicals - 0.7%
DowDuPont Inc.	18,425	1,214,576
Eastman Chemical Co.	1,118	111,755

		1,326,331

Diversified Support Services - 0.1%
Cintas Corp.	664	122,886
Copart Inc. (a)	1,600	90,496

		213,382

Drug Retail - 0.2%
Walgreens Boots Alliance Inc.	6,613	396,879

Electric Utilities - 1.8%
Alliant Energy Corp.	1,600	67,712
American Electric Power Company Inc.	3,883	268,898

	Number of Shares	Fair Value $

Duke Energy Corp.	5,404	427,348
Edison International	2,742	173,486
Entergy Corp.	1,553	125,467
Evergy Inc.	2,199	123,474
Eversource Energy	2,630	154,144
Exelon Corp.	7,834	333,729
FirstEnergy Corp.	3,754	134,806
NextEra Energy Inc.	3,702	618,345
PG&E Corp.	4,254	181,050
Pinnacle West Capital Corp.	900	72,504
PPL Corp.	5,737	163,791
The Southern Co.	8,058	373,166
Xcel Energy Inc.	3,780	172,671

		3,390,591

Electrical Components & Equipment - 0.5%
AMETEK Inc.	1,800	129,888
Eaton Corporation PLC	3,345	250,005
Emerson Electric Co.	5,126	354,412
Rockwell Automation Inc.	1,019	169,388

		903,693

Electronic Components - 0.2%
Amphenol Corp., Class A	2,400	209,160
Corning Inc.	6,434	176,999

		386,159

Electronic Equipment & Instruments - 0.0%*
FLIR Systems Inc.	1,100	57,167

Electronic Manufacturing Services - 0.2%
IPG Photonics Corp. (a)	300	66,189
TE Connectivity Ltd.	2,854	257,031

		323,220

Environmental & Facilities Services - 0.2%
Republic Services Inc.	1,915	130,909
Stericycle Inc. (a)	800	52,232
Waste Management Inc.	3,103	252,398

		435,539

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc.	1,685	74,814
FMC Corp.	1,122	100,094
The Mosaic Co.	2,500	70,125

		245,033

Financial Exchanges & Data - 0.9%
Cboe Global Markets Inc.	800	83,256
CME Group Inc.	2,674	438,322
Intercontinental Exchange Inc.	4,655	342,375
Moody’s Corp.	1,329	226,674

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

MSCI Inc.	700	115,801
Nasdaq Inc.	968	88,350
S&P Global Inc.	2,026	413,081

		1,707,859

Food Distributors - 0.1%
Sysco Corp.	3,749	256,019

Food Retail - 0.1%
The Kroger Co.	6,090	173,261

Footwear - 0.4%
NIKE Inc., Class B	10,142	808,115

General Merchandise Stores - 0.4%
Dollar General Corp.	2,100	207,060
Dollar Tree Inc. (a)	1,948	165,580
Target Corp.	4,295	326,935

		699,575

Gold - 0.1%
Newmont Mining Corp.	4,419	166,640

Health Care REITs - 0.2%
HCP Inc.	4,074	105,191
Ventas Inc.	2,629	149,721
Welltower Inc.	3,100	194,339

		449,251

Healthcare Distributors - 0.3%
AmerisourceBergen Corp.	1,261	107,525
Cardinal Health Inc.	2,668	130,278
Henry Schein Inc. (a)	1,098	79,759
McKesson Corp.	1,489	198,633

		516,195

Healthcare Equipment - 2.8%
Abbott Laboratories	13,614	830,318
ABIOMED Inc. (a)	300	122,715
Baxter International Inc.	3,777	278,894
Becton Dickinson and Co.	2,083	499,003
Boston Scientific Corp. (a)	10,899	356,397
Danaher Corp.	4,900	483,532
Edwards Lifesciences Corp. (a)	1,600	232,912
Hologic Inc. (a)	2,400	95,400
IDEXX Laboratories Inc. (a)	700	152,558
Intuitive Surgical Inc. (a)	869	415,799
Medtronic PLC	10,606	907,980
ResMed Inc.	1,200	124,296
Stryker Corp.	2,581	435,828
Varian Medical Systems Inc. (a)	634	72,098
Zimmer Biomet Holdings Inc.	1,640	182,762

		5,190,492

	Number of Shares	Fair Value $

Healthcare Facilities - 0.2%
HCA Healthcare Inc.	2,191	224,797
Universal Health Services Inc., Class B	758	84,471

		309,268

Healthcare Services - 0.7%
CVS Health Corp.	8,189	526,962
DaVita Inc. (a)	1,158	80,412
Envision Healthcare Corp. (a)	1,085	47,751
Express Scripts Holding Co. (a)	4,488	346,518
Laboratory Corporation of America Holdings (a)	800	143,624
Quest Diagnostics Inc.	1,000	109,940

		1,255,207

Healthcare Supplies - 0.2%
Align Technology Inc. (a)	600	205,284
DENTSPLY SIRONA Inc.	2,032	88,940
The Cooper Companies Inc.	415	97,712

		391,936

Healthcare Technology - 0.1%
Cerner Corp. (a)	2,400	143,496

Home Building - 0.2%
D.R. Horton Inc.	2,900	118,900
Lennar Corp., Class A	2,100	110,250
PulteGroup Inc.	2,235	64,256

		293,406

Home Entertainment Software - 0.5%
Activision Blizzard Inc.	6,100	465,552
Electronic Arts Inc. (a)	2,438	343,807
Take-Two Interactive Software Inc. (a)	900	106,524

		915,883

Home Furnishings - 0.1%
Leggett & Platt Inc.	1,000	44,640
Mohawk Industries Inc. (a)	500	107,135

		151,775

Home Improvement Retail - 1.3%
Lowe’s Companies Inc.	6,531	624,168
The Home Depot Inc.	9,174	1,789,847

		2,414,015

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc.	5,617	118,350

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Hotels, Resorts & Cruise Lines - 0.5%
Carnival Corp.	3,300	189,123
Hilton Worldwide Holdings Inc.	2,100	166,236
Marriott International Inc., Class A	2,382	301,561
Norwegian Cruise Line Holdings Ltd. (a)	1,500	70,875
Royal Caribbean Cruises Ltd.	1,263	130,847

		858,642

Household Appliances - 0.0%*
Whirlpool Corp.	551	80,573

Household Products - 1.4%
Church & Dwight Company Inc.	1,838	97,708
Colgate-Palmolive Co.	7,053	457,105
Kimberly-Clark Corp.	2,812	296,216
The Clorox Co.	1,045	141,336
The Procter & Gamble Co.	19,796	1,545,276

		2,537,641

Housewares & Specialties - 0.0%*
Newell Brands Inc.	3,534	91,142

Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	875	56,963

Hypermarkets & Super Centers - 0.9%
Costco Wholesale Corp.	3,509	733,311
Walmart Inc.	11,301	967,930

		1,701,241

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	5,500	73,755
NRG Energy Inc.	2,538	77,917

		151,672

Industrial Conglomerates - 1.6%
3M Co.	4,691	922,813
General Electric Co.	69,062	939,934
Honeywell International Inc.	5,891	848,599
Roper Technologies Inc.	803	221,556

		2,932,902

Industrial Gases - 0.3%
Air Products & Chemicals Inc.	1,741	271,126
Praxair Inc.	2,314	365,959

		637,085

Industrial Machinery - 0.7%
Dover Corp.	1,309	95,819
Flowserve Corp.	900	36,360

	Number of Shares	Fair Value $

Fortive Corp.	2,500	192,775
Illinois Tool Works Inc.	2,460	340,808
Ingersoll-Rand PLC	2,000	179,460
Parker-Hannifin Corp.	1,034	161,149
Pentair PLC	1,407	59,207
Snap-on Inc.	509	81,806
Stanley Black & Decker Inc.	1,099	145,958
Xylem Inc.	1,281	86,314

		1,379,656

Industrial REITs - 0.2%
Duke Realty Corp.	3,100	89,993
Prologis Inc. REIT	4,029	264,665

		354,658

Insurance Brokers - 0.5%
Aon PLC	1,934	265,287
Arthur J Gallagher & Co.	1,427	93,154
Marsh & McLennan Companies Inc.	4,109	336,815
Willis Towers Watson PLC	1,058	160,393

		855,649

Integrated Oil & Gas - 2.8%
Chevron Corp.	15,049	1,902,645
Exxon Mobil Corp.	33,535	2,774,350
Occidental Petroleum Corp.	6,157	515,218

		5,192,213

Integrated Telecommunication Services - 1.9%
AT&T Inc.	57,166	1,835,600
Verizon Communications Inc.	32,592	1,639,704

		3,475,304

Internet & Direct Marketing Retail - 4.1%
Amazon.com Inc. (a)	3,175	5,396,865
Booking Holdings Inc. (a)	373	756,105
Expedia Group Inc.	850	102,161
Netflix Inc. (a)	3,428	1,341,822
TripAdvisor Inc. (a)	650	36,212

		7,633,165

Internet Software & Services - 5.2%
Akamai Technologies Inc. (a)	1,333	97,615
Alphabet Inc., Class A (a)	2,367	2,672,793
Alphabet Inc., Class C (a,c)	2,386	2,661,941
eBay Inc. (a)	7,560	274,126
Facebook Inc., Class A (a)	18,985	3,689,165
Twitter Inc. (a)	5,100	222,717
VeriSign Inc. (a)	662	90,972

		9,709,329

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Investment Banking & Brokerage - 1.0%
E*TRADE Financial Corp. (a)	2,040	124,766
Morgan Stanley	10,929	518,035
Raymond James Financial Inc.	1,100	98,285
The Charles Schwab Corp.	9,611	491,122
The Goldman Sachs Group Inc.	2,803	618,258

		1,850,466

IT Consulting & Other Services - 1.3%
Accenture PLC, Class A	5,045	825,312
Cognizant Technology Solutions Corp., Class A	4,519	356,956
DXC Technology Co.	2,324	187,338
Gartner Inc. (a)	800	106,320
International Business Machines Corp.	6,745	942,276

		2,418,202

Leisure Products - 0.1%
Hasbro Inc.	996	91,941
Mattel Inc.	3,296	54,120

		146,061

Life & Health Insurance - 0.7%
Aflac Inc.	6,348	273,091
Brighthouse Financial Inc. (a)	841	33,699
Lincoln National Corp.	1,759	109,498
MetLife Inc.	7,860	342,696
Principal Financial Group Inc.	2,111	111,777
Prudential Financial Inc.	3,401	318,028
Torchmark Corp.	966	78,642
Unum Group	1,589	58,777

		1,326,208

Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc.	2,538	156,950
Illumina Inc. (a)	1,201	335,427
IQVIA Holdings Inc. (a)	1,200	119,784
Mettler-Toledo International Inc. (a)	207	119,776
PerkinElmer Inc.	1,011	74,036
Thermo Fisher Scientific Inc.	3,228	668,648
Waters Corp. (a)	584	113,057

		1,587,678

Managed Healthcare - 2.0%
Aetna Inc. (c)	2,627	482,055
Anthem Inc.	1,981	471,537
Centene Corp. (a)	1,600	197,136
Cigna Corp.	1,909	324,435
Humana Inc.	1,027	305,666

	Number of Shares	Fair Value $

UnitedHealth Group Inc.	7,548	1,851,826

		3,632,655

Metal & Glass Containers - 0.1%
Ball Corp.	2,682	95,345

Motorcycle Manufacturers - 0.0%*
Harley-Davidson Inc.	1,535	64,593

Movies & Entertainment - 1.0%
The Walt Disney Co.	11,815	1,238,330
Twenty-First Century Fox Inc., Class A	8,190	406,961
Twenty-First Century Fox Inc., Class B	3,392	167,124
Viacom Inc., Class B	2,846	85,835

		1,898,250

Multi-Line Insurance - 0.4%
American International Group Inc.	7,287	386,357
Assurant Inc.	500	51,745
Loews Corp.	1,862	89,897
The Hartford Financial Services Group Inc.	2,944	150,527

		678,526

Multi-Sector Holdings - 1.6%
Berkshire Hathaway Inc., Class B (a)	15,222	2,841,186
Jefferies Financial Group Inc.	2,200	50,028

		2,891,214

Multi-Utilities - 0.9%
Ameren Corp.	1,942	118,171
CenterPoint Energy Inc.	3,718	103,026
CMS Energy Corp.	2,400	113,472
Consolidated Edison Inc.	2,555	199,239
Dominion Energy Inc.	4,982	339,673
DTE Energy Co.	1,366	141,558
NiSource Inc.	2,515	66,094
Public Service Enterprise Group Inc.	4,192	226,955
SCANA Corp.	1,100	42,372
Sempra Energy	2,132	247,546
WEC Energy Group Inc.	2,474	159,944

		1,758,050

Office REITs - 0.2%
Alexandria Real Estate Equities Inc.	800	100,936
Boston Properties Inc.	1,298	162,795
SL Green Realty Corp.	800	80,424

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Vornado Realty Trust	1,511	111,693

		455,848

Oil & Gas Drilling - 0.0%*
Helmerich & Payne Inc.	900	57,384

Oil & Gas Equipment & Services - 0.7%
Baker Hughes a GE Co.	2,981	98,463
Halliburton Co.	6,850	308,661
National Oilwell Varco Inc.	2,846	123,516
Schlumberger Ltd.	10,971	735,386
TechnipFMC PLC	3,386	107,472

		1,373,498

Oil & Gas Exploration & Production - 1.6%
Anadarko Petroleum Corp.	4,057	297,175
Apache Corp.	2,948	137,819
Cabot Oil & Gas Corp.	3,600	85,680
Cimarex Energy Co.	700	71,218
Concho Resources Inc. (a)	1,200	166,020
ConocoPhillips	9,340	650,251
Devon Energy Corp.	4,192	184,280
EOG Resources Inc.	4,500	559,935
EQT Corp.	2,014	111,133
Hess Corp.	2,049	137,058
Marathon Oil Corp.	7,042	146,896
Newfield Exploration Co. (a)	1,300	39,325
Noble Energy Inc.	3,700	130,536
Pioneer Natural Resources Co.	1,400	264,936

		2,982,262

Oil & Gas Refining & Marketing - 0.7%
Andeavor	1,114	146,135
HollyFrontier Corp.	1,300	88,959
Marathon Petroleum Corp.	3,690	258,890
Phillips 66	3,361	377,474
Valero Energy Corp.	3,428	379,925

		1,251,383

Oil & Gas Storage & Transportation - 0.3%
Kinder Morgan Inc.	14,304	252,752
ONEOK Inc.	3,000	209,490
The Williams Companies Inc.	6,871	186,273

		648,515

Packaged Foods & Meats - 1.0%
Campbell Soup Co.	1,615	65,472
Conagra Brands Inc.	3,254	116,265
General Mills Inc.	4,436	196,337
Hormel Foods Corp.	2,400	89,304
Kellogg Co.	1,890	132,054

	Number of Shares	Fair Value $

McCormick & Company Inc.	900	104,481
Mondelez International Inc., Class A	11,435	468,835
The Hershey Co.	1,216	113,161
The JM Smucker Co.	947	101,784
The Kraft Heinz Co.	4,795	301,222
Tyson Foods Inc., Class A	2,362	162,624

		1,851,539

Paper Packaging - 0.3%
Avery Dennison Corp.	692	70,653
International Paper Co.	3,430	178,634
Packaging Corporation of America	800	89,432
Sealed Air Corp.	1,331	56,501
WestRock Co.	2,175	124,019

		519,239

Personal Products - 0.2%
Coty Inc., Class A	3,445	48,574
The Estee Lauder Companies Inc., Class A	1,779	253,846

		302,420

Pharmaceuticals - 4.3%
Allergan PLC (c)	2,651	441,975
Bristol-Myers Squibb Co.	12,787	707,632
Eli Lilly & Co.	7,654	653,116
Johnson & Johnson	21,212	2,573,864
Merck & Company Inc.	21,268	1,290,968
Mylan N.V. (a)	3,904	141,090
Nektar Therapeutics (a)	1,300	63,479
Perrigo Company PLC	975	71,087
Pfizer Inc.	46,286	1,679,256
Zoetis Inc.	3,846	327,641

		7,950,108

Property & Casualty Insurance - 0.8%
Chubb Ltd.	3,661	465,021
Cincinnati Financial Corp.	1,092	73,011
The Allstate Corp.	2,786	254,278
The Progressive Corp.	4,573	270,493
The Travelers Companies Inc.	2,067	252,877
XL Group Ltd.	1,956	109,438

		1,425,118

Publishing - 0.0%*
News Corp., Class A	3,400	52,700

Railroads - 0.9%
CSX Corp.	6,773	431,982
Kansas City Southern	900	95,364

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Norfolk Southern Corp.	2,145	323,616
Union Pacific Corp.	6,081	861,556

		1,712,518

Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	2,573	122,835

Regional Banks - 1.3%
BB&T Corp.	6,237	314,594
Citizens Financial Group Inc.	4,000	155,600
Comerica Inc.	1,356	123,288
Fifth Third Bancorp	5,350	153,545
Huntington Bancshares Inc.	8,234	121,534
KeyCorp	8,028	156,867
M&T Bank Corp.	1,190	202,478
People’s United Financial Inc.	3,200	57,888
Regions Financial Corp.	8,668	154,117
SunTrust Banks Inc.	3,829	252,791
SVB Financial Group (a)	400	115,504
The PNC Financial Services Group Inc.	3,739	505,139
Zions Bancorporation	1,500	79,035

		2,392,380

Reinsurance - 0.0%*
Everest Re Group Ltd.	300	69,144

Research & Consulting Services - 0.3%
Equifax Inc.	846	105,843
IHS Markit Ltd. (a)	2,800	144,452
Nielsen Holdings PLC	2,928	90,563
Verisk Analytics Inc. (a)	1,200	129,168

		470,026

Residential REITs - 0.4%
Apartment Investment & Management Co., Class A	1,477	62,477
AvalonBay Communities Inc.	972	167,077
Equity Residential	2,808	178,842
Essex Property Trust Inc.	500	119,535
Mid-America Apartment Communities Inc.	900	90,603
UDR Inc.	1,900	71,326

		689,860

Restaurants - 1.0%
Chipotle Mexican Grill Inc. (a)	160	69,019
Darden Restaurants Inc.	1,029	110,165
McDonald’s Corp.	6,188	969,598
Starbucks Corp.	10,824	528,752
Yum! Brands Inc.	2,574	201,338

		1,878,872

	Number of Shares	Fair Value $

Retail REITs - 0.5%
Federal Realty Investment Trust	600	75,930
GGP Inc.	5,300	108,279
Kimco Realty Corp.	3,931	66,788
Realty Income Corp.	2,400	129,096
Regency Centers Corp.	1,299	80,642
Simon Property Group Inc.	2,479	421,901
The Macerich Co.	744	42,281

		924,917

Semiconductor Equipment - 0.4%
Applied Materials Inc.	7,856	362,869
KLA-Tencor Corp.	1,178	120,780
Lam Research Corp.	1,347	232,829

		716,478

Semiconductors - 3.6%
Advanced Micro Devices Inc. (a)	6,600	98,934
Analog Devices Inc.	2,787	267,329
Broadcom Inc.	3,284	796,830
Intel Corp.	37,004	1,839,469
Microchip Technology Inc.	1,800	163,710
Micron Technology Inc. (a)	9,226	483,811
NVIDIA Corp.	4,838	1,146,122
Qorvo Inc. (a)	1,100	88,187
QUALCOMM Inc.	11,568	649,196
Skyworks Solutions Inc.	1,500	144,975
Texas Instruments Inc.	7,709	849,917
Xilinx Inc.	2,087	136,198

		6,664,678

Soft Drinks - 1.5%
Monster Beverage Corp. (a)	3,338	191,268
PepsiCo Inc.	11,154	1,214,336
The Coca-Cola Co.	30,270	1,327,642

		2,733,246

Specialized Consumer Services - 0.0%*
H&R Block Inc.	1,579	35,970

Specialized REITs - 1.2%
American Tower Corp.	3,391	488,880
Crown Castle International Corp.	3,300	355,806
Digital Realty Trust Inc.	1,700	189,686
Equinix Inc.	646	277,709
Extra Space Storage Inc.	1,000	99,810
Iron Mountain Inc.	1,886	66,029
Public Storage	1,230	279,038
SBA Communications Corp. (a)	900	148,608
Weyerhaeuser Co.	6,167	224,849

		2,130,415

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Specialty Chemicals - 0.5%
Albemarle Corp.	900	84,897
Ecolab Inc.	2,102	294,974
International Flavors & Fragrances Inc.	647	80,202
PPG Industries Inc.	2,010	208,497
The Sherwin-Williams Co.	663	270,219

		938,789

Specialty Stores - 0.1%
Tiffany & Co.	704	92,647
Tractor Supply Co.	837	64,022
Ulta Salon Cosmetics & Fragrance Inc. (a)	400	93,384

		250,053

Steel - 0.1%
Nucor Corp.	2,559	159,938

Systems Software - 4.0%
CA Inc.	2,703	96,362
Microsoft Corp.	60,649	5,980,598
Oracle Corp.	23,497	1,035,278
Red Hat Inc. (a)	1,400	188,118
Symantec Corp.	4,672	96,476

		7,396,832

Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc.	38,767	7,176,159
Hewlett Packard Enterprise Co.	12,019	175,598
HP Inc.	12,900	292,701
NetApp Inc.	2,170	170,410
Seagate Technology PLC	2,132	120,394
Western Digital Corp.	2,477	191,745
Xerox Corp.	1,811	43,464

		8,170,471

	Number of Shares	Fair Value $

Tires & Rubber - 0.0%*
The Goodyear Tire & Rubber Co.	2,019	47,023

Tobacco - 1.0%
Altria Group Inc.	14,839	842,707
Philip Morris International Inc.	12,183	983,655

		1,826,362

Trading Companies & Distributors - 0.2%
Fastenal Co.	2,200	105,886
United Rentals Inc. (a)	700	103,334
WW Grainger Inc.	382	117,809

		327,029

Trucking - 0.0%*
JB Hunt Transport Services Inc.	720	87,516

Water Utilities - 0.1%
American Water Works Company Inc.	1,400	119,531

Total Common Stock (Cost $76,506,022)		181,932,074

Short-Term Investments - 1.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.86% (Cost $2,937,871) (d,e)	2,937,871	2,937,871

Total Investments (Cost $79,439,893)		184,869,945

Other Assets and Liabilities, net - 0.1%		213,526

NET ASSETS - 100.0%		185,083,471

Other Information:

The Fund had the following long futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

S&P 500 Emini Index Futures	September 2018	22	3,064,094	$2,993,760	$(70,334)

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund

Notes to Schedule of Investments — June 30, 2018 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At June 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2018.
*	Less than 0.05%.

Abbreviations:

REIT    Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$181,932,074	$—	$—	$181,932,074
Short-Term Investments	2,937,871	—	—	2,937,871

Total Investments in Securities	$184,869,945	$—	$—	$184,869,945

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(70,334)	$—	$—	$(70,334)

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Corp.	3,111	$303,665	$—	$20,315	$6,151	$(18,516)	2,911	$270,985	$2,445
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,080,142	2,080,142	11,739,588	10,881,859	—	—	2,937,871	$2,937,871	15,649

TOTAL		$2,383,807	$11,739,588	$10,902,174	$6,151	$(18,516)		$3,208,856	$18,094

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/18†		12/31/17	12/31/16		12/31/15*		12/31/14*		12/31/13*
Inception date	—		—	—		—		—		4/15/85

Net asset value, beginning of period	$44.09		$38.22	$36.16		$36.60		$32.83		$25.29

Income/(loss) from investment operations:
Net investment income	0.35	(a)	0.71 (a)	0.72		0.69		0.61		0.55
Net realized and unrealized gains/(losses) on investments	0.74		7.52	3.49		(0.28)		3.76		7.53

Total income from investment operations	1.09		8.23	4.21		0.41		4.37		8.08

Less distributions from:
Net investment income	—		0.79	0.73		0.85		0.60		0.54
Net realized gains	—		1.57	1.42		—		—		—

Total distributions	—		2.36	2.15		0.85		0.60		0.54

Net asset value, end of period	$45.18		$44.09	$38.22		$36.16		$36.60		$32.83

Total return(b)	2.47%		21.50%	11.61%		1.07%		13.28%		31.97%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$185,083		$194,117	$180,761		$179,395		$203,262		$206,556

Ratios to average net assets:
Net expenses	0.35	%**	0.32%	0.34	%(d)	0.37	%(d)	0.41	%(c)(d)	0.35	%(c)(d)
Gross expenses	0.35	%**	0.32%	0.37%		0.42%		0.46%		0.40%
Net investment income	1.58	%**	1.69%	1.86%		1.72%		1.65%		1.75%
Portfolio turnover rate	1%		2%	2%		2%		2%		3%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(d)	Reflects a contractual arrangement with GE Asset Management Incorporated, the Fund’s investment adviser and administrator prior to July 1, 2016, to limit the advisory and administrative fee charged to the Fund to 0.30% of the average daily net assets of the Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	13

State Street S&P 500 Index V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Assets
Investments in securities, at fair value (cost $76,333,629)	$181,661,091
Investments in affiliated securities, at fair value (cost $168,393)	270,985
Short-term affiliated investments, at fair value	2,937,871
Cash	1,054
Cash collateral on deposit with broker for Future Contracts	195,766
Receivable for investments sold	182,909
Income receivables	150,854
Income receivable from affiliated investments	3,334
Other assets	16

Total assets	185,403,880

Liabilities
Payable for investments purchased	90,500
Payable for fund shares redeemed	84,542
Payable for Accumulated variation margin on Futures	70,285
Payable to the Adviser	38,706
Payable to the Custodian	11,873
Accrued other expenses	24,503

Total liabilities	320,409

Net Assets	$185,083,471

Net Assets Consist of:
Capital paid in	$76,592,026
Undistributed (distributions in excess of) net investment income	1,476,552
Accumulated net realized gain	1,655,173
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	105,327,462
Affiliated investments	102,592
Futures	(70,334)

Net Assets	$185,083,471

Shares outstanding ($0.01 par value; unlimited shares authorized)	4,096,963
Net asset value per share	$45.18

The accompanying Notes are an integral part of these financial statements.

14	Statements of Assets and Liabilities

State Street S&P 500 Index V.I.S. Fund

Statements of Operations — For the period ended June 30, 2018 (Unaudited)

Investment Income
Income
Dividend	$1,797,686
Income from affiliated investments	18,094

Total income	1,815,780

Expenses
Advisory and administration fees	238,875
Directors’ fees	14,461
Custody and accounting expenses	24,416
Professional fees	20,211
Other expenses	27,964

Total expenses	325,927

Net investment income	$1,489,853

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$6,642,668
Affiliated investments	6,151
Futures	139,732
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(3,424,602)
Affiliated investments	(18,516)
Futures	(111,716)

Net realized and unrealized gain (loss) on investments	3,233,717

Net increase in net assets resulting from operations	$4,723,570

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	15

State Street S&P 500 Index V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018(a)	Year Ended December 31, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment income	$1,489,853	$3,149,646
Net realized gain (loss) on	6,788,551	7,133,916
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(3,554,834)	26,115,746

Net increase (decrease) from operations	4,723,570	36,399,308

Distributions to shareholders from:
Net investment income	—	(3,286,275)
Net realized gains	—	(6,559,166)

Total distributions	—	(9,845,441)

Increase (decrease) in assets from operations and distributions	4,723,570	26,553,867

Share transactions:
Proceeds from sale of shares	1,554,571	3,059,520
Value of distributions reinvested	—	9,845,441
Cost of shares redeemed	(15,312,038)	(26,102,452)

Net increase (decrease) from share transactions	(13,757,467)	(13,197,491)

Total increase (decrease) in net assets	(9,033,897)	13,356,376

Net Assets
Beginning of period	194,117,368	180,760,992

End of period	$185,083,471	$194,117,368

Undistributed (distributions in excess of) net investment income, end of period	$1,476,552	$(13,301)

Changes in Fund Shares
Shares sold	34,370	73,043
Issued for distributions reinvested	—	222,798
Shares redeemed	(340,359)	(622,096)

Net decrease in fund shares	(305,989)	(326,255)

(a)	Unaudited.

The accompanying Notes are an integral part of these financial statements.

16	Statements of Changes in Net Assets

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements — June 30, 2018 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”); State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Notes to Financial Statements	17

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the six-month period ended June 30, 2018.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

18	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the six-month period ended June 30, 2018 the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2018 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$(70,285)	$—	$(70,285)

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$139,732	$—	$139,732

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$(111,716)	$—	$(111,716)

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA Funds Management, Inc. (the “Advisor” or “SSGA FM”), a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.

Administrator, Sub-Administrator and Custodian Fees  State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

Other Transactions with affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

Notes to Financial Statements	19

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the six-month period ended June 30, 2018 were as follows:

Purchases	Sales
$1,629,024	$14,281,110

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$85,210,397	$102,511,018	$2,921,804	$99,589,214

8.	Line of Credit

The Fund and other affiliated funds (each a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2018.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

20	Notes to Financial Statements

State Street Variable Insurance Series Funds, Inc.

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, and (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Fund’s website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, and (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Other Information	21

State Street S&P 500 Index V.I.S. Funds

Other Information (Unaudited), continued

Disclosure for the Board of Directors’ Consideration of the Renewal of the Investment Advisory and Administration Agreement with SSGA Funds Management, Inc. on behalf of the State Street S&P 500 Index V.I.S. Fund

At meetings of the Board of Directors (the “Board”) of State Street Variable Insurance Series Funds, Inc. (the “V.I.S. Funds”) held on May 16, 2018 and June 5, 2018 (the “Board Meetings”), the Board members, including the Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the V.I.S. Funds (“Independent Board Members”), considered and unanimously approved the continuance for an additional year of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) between SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and the V.I.S. Funds on behalf of each of its series portfolios, including the State Street S&P 500 Index V.I.S. Fund (the “Fund”).

In considering whether to approve the continuance for an additional year of the Investment Advisory and Administration Agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by the Adviser. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment strategies and sizes, which was prepared by an independent third party provider, Broadridge Financial Solutions, Inc. (“Broadridge”). The Board members reviewed the fees charged by the Adviser for other mutual funds and investment products other than mutual funds that employ a similar investment strategy as the Fund. The Board had the opportunity to ask questions and request additional information in connection with its considerations.

Before approving the continuance of the Investment Advisory and Administration Agreement, the Independent Board Members reviewed the information provided with management of the Adviser and with their independent legal counsel. The Board also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The Independent Board Members discussed the proposed continuance of the Investment Advisory and Administration Agreement in detail during private sessions in advance of, and at, the Board Meetings with their independent legal counsel at which no representatives of the Adviser were present. The Independent Board Members and their independent legal counsel requested, and received and considered, additional information from the Adviser following the May 16, 2018 Board Meeting and prior to the June 5, 2018 Board Meeting.

In advance of the Board Meetings, and in response to their detailed requests, the Board members received from the Adviser written responses to their inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it provides to the Fund. The Directors took into account their multi-year experience as Directors and particularly their previous consideration of these types of agreements.

During the Board Meetings, the Board members had an opportunity to discuss this information with SSGA FM representatives, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in significant discussions.

In reaching its determinations relating to the continuance of the Investment Advisory and Administration Agreement, the Board considered those factors it deemed relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated the information provided to them, as well as the presentations and discussions that occurred at the Board Meetings, for the Fund, and their determinations were made separately in respect of the Fund from other series portfolios of the V.I.S Funds.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the continuance of the Investment Advisory and Administration Agreement with the Adviser on behalf of the Fund are as discussed below.

The Nature, Extent and Quality of Services Provided.

The Board reviewed the services provided to the Fund by the Adviser. The Board considered the Adviser’s management capabilities and investment process, including the education, experience and number of investment professionals and other personnel who provide portfolio management and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

22	Other Information

State Street S&P 500 Index V.I.S. Funds

Other Information (Unaudited), continued

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers (“Affiliated Service Providers”). Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, late trading, portfolio valuation, business continuity and the voting of proxies.

In light of the foregoing and other relevant information, the Board, including the Independent Board Members, concluded that the services provided by the Adviser continue to be satisfactory.

Investment Performance.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities index and peer and category groupings of mutual funds prepared by Broadridge with respect to various periods. The Board members also engaged in detailed discussions with SSGA FM management about its investment processes and performance results. These discussions focused on the Fund’s investment objective, the number and experience of portfolio management personnel, the Fund’s investment style and approach employed, the likely market cycles for the Fund’s investment style and the reasons for the Fund’s generally competitive performance.

Taking these factors into consideration, the Board, including the Independent Board Members, concluded that the Fund’s performance was acceptable overall.

Cost of the Services Provided And Profits Realized From The Relationship with the Fund.

The Directors considered the management fees paid to the Adviser by the Fund. The Board reviewed the level of profits realized by the Adviser and the Affiliated Service Providers in providing investment advisory and other services to the Fund. Information also was presented regarding the financial condition of the Adviser for various past periods. The Directors also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies. The Board also considered the various risks borne by SSGA FM and the Affiliated Service Providers in connection with their various roles in servicing the Fund, including enterprise, litigation, business, operational and entrepreneurial risk.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

The Extent to Which Economies of Scale Would Be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board considered the extent to which the Adviser and the Affiliated Service Providers, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund. The Board concluded that, in light of, among other considerations, the current size of the Fund, the level of profitability of the Adviser and the Affiliated Service Providers with respect to the Fund, and/or the comparative management fee and expense ratio of the Fund, it does not appear that the Adviser or the Affiliated Service Providers has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed management fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the services provided to the Fund by the Adviser, and the fees charged to the Fund for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to the expense ratios of a group of comparable mutual funds selected by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser. Among other information, the Board considered that the Fund’s advisory fee and expense ratios were within the applicable Broadridge peer group ranges.

In light of the foregoing, the Board, including the Independent Board Members, determined that the management fees, considered in relation to the services provided to the Fund, supported the Board’s approval of the continuance of the Investment Advisory and Administration Agreement.

Other Information	23

State Street S&P 500 Index V.I.S. Funds

Other Information (Unaudited), continued

Fall-Out Benefits.

The Board considered actual and potential financial benefits that the Adviser could derive from its relationship with the Fund, including the custody, fund accounting and sub-administration services being provided to the Fund by affiliates of the Adviser and, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board noted, however, that the Fund benefits from the vast array of resources available through SSGA FM, and that the Fund represents only a small portion of the assets managed by SSGA FM.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Directors, including the Independent Board Members, approved the continuance of the Investment Advisory and Administration Agreement for the Fund.

24	Other Information

Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Donna M. Rapaccioli

Jeanne M. La Porta

Officers

Jeanne M. La Porta, President

Arthur Jensen, Treasurer

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Bruce S. Rosenberg, Assistant Treasurer

Ann M. Carpenter, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Darlene Anderson-Vasquez, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2018

State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Semi-Annual Report

June 30, 2018 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Small-Cap Equity V.I.S. Fund

Fund Information — June 30, 2018 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $40,395 (in thousands) as of June 30, 2018 (a)(b)

Top Ten Largest Holdings

as of June 30, 2018 (as a % of Fair Value) (a)(b)

John Wiley & Sons Inc., Class A	1.25%
Ritchie Bros Auctioneers Inc.	1.10%
Blackbaud Inc.	1.08%
Integra LifeSciences Holdings Corp.	1.06%
Actuant Corp., Class A	1.00%
Darling Ingredients Inc.	0.94%
Woodward Inc.	0.93%
Welbilt Inc.	0.91%
Newfield Exploration Co.	0.87%
Sensient Technologies Corp.	0.86%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Small-Cap Equity V.I.S. Fund	1

State Street Small-Cap Equity V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2018 – June 30, 2018

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$1,076.00	$1,018.25
Expenses paid during the period*	$6.79	$6.61

*

Expenses are equal to the Fund’s annualized expense ratio of 1.32% (for the period January 1, 2018-June 30, 2018), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 94.5%†
Aerospace & Defense - 0.7%
Esterline Technologies Corp. (a)	287	21,180
Teledyne Technologies Inc. (a)	1,279	254,598

		275,778

Agricultural & Farm Machinery - 0.5%
AGCO Corp. (b)	3,547	215,374

Agricultural Products - 0.9%
Darling Ingredients Inc. (a)	19,136	380,424

Air Freight & Logistics - 0.2%
Air Transport Services Group Inc. (a)	700	15,813
Forward Air Corp.	500	29,540
Hub Group Inc., Class A (a)	668	33,266

		78,619

Airlines - 0.0%*
Hawaiian Holdings Inc.	450	16,178

Apparel Retail - 0.6%
American Eagle Outfitters Inc.	448	10,416
Burlington Stores Inc. (a)	564	84,899
Chico’s FAS Inc.	1,399	11,388
The Buckle Inc.	4,676	125,784
The Children’s Place Inc.	250	30,200

		262,687

Apparel, Accessories & Luxury Goods - 0.5%
G-III Apparel Group Ltd. (a)	4,238	188,167

Application Software - 3.7%
ACI Worldwide Inc. (a)(b)	9,904	244,332
Blackbaud Inc. (b)	4,268	437,257
Blackline Inc. (a)	1,645	71,442
Fair Isaac Corp. (a)	142	27,451
Guidewire Software Inc. (a)	1,950	173,121
Paylocity Holding Corp. (a)	1,949	114,718
RealPage Inc. (a)	3,329	183,428
SS&C Technologies Holdings Inc.	4,323	224,364
Zix Corp. (a)	5,300	28,567

		1,504,680

Asset Management & Custody Banks - 1.0%
BrightSphere Investment Group PLC	1,457	20,777
Cohen & Steers Inc.	788	32,867
Financial Engines Inc.	7,650	343,485

		397,129

	Number of Shares	Fair Value $
Auto Parts & Equipment - 0.8%
American Axle & Manufacturing Holdings Inc. (a)	1,130	17,583
Cooper-Standard Holdings Inc. (a)	372	48,609
Gentherm Inc. (a)	716	28,139
LCI Industries	624	56,254
Standard Motor Products Inc.	1,797	86,867
Stoneridge Inc. (a)	1,771	62,233
Tenneco Inc.	336	14,770
Tower International Inc.	756	24,041

		338,496

Automobile Manufacturers - 0.6%
Thor Industries Inc.	2,187	212,992
Winnebago Industries Inc.	1,189	48,273

		261,265

Automotive Retail - 1.3%
America’s Car-Mart Inc. (a)	721	44,630
Asbury Automotive Group Inc. (a)	329	22,553
Group 1 Automotive Inc.	1,696	106,848
Monro Inc.	1,216	70,650
Murphy USA Inc. (a)	3,704	275,170

		519,851

Biotechnology - 0.7%
Repligen Corp. (a)	6,015	282,946

Brewers - 0.4%
Craft Brew Alliance Inc. (a)	557	11,502
The Boston Beer Company Inc., Class A (a)	500	149,850

		161,352

Building Products - 0.7%
American Woodmark Corp. (a)	217	19,866
Apogee Enterprises Inc.	515	24,808
Builders FirstSource Inc. (a)	2,949	53,937
Continental Building Products Inc. (a)	584	18,425
Masonite International Corp. (a)	198	14,226
NCI Building Systems Inc. (a)	1,277	26,817
Patrick Industries Inc. (a)	400	22,740
Trex Company Inc. (a)	680	42,561
Universal Forest Products Inc.	1,646	60,277

		283,657

Commercial Printing - 0.1%
Deluxe Corp.	338	22,379

Commodity Chemicals - 0.2%
AdvanSix Inc. (a)	887	32,491

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Koppers Holdings Inc. (a)	490	18,791
Trinseo S.A.	541	38,384

		89,666

Communications Equipment - 0.3%
ADTRAN Inc.	1,372	20,374
Ciena Corp. (a)	1,272	33,721
Extreme Networks Inc. (a)	2,600	20,696
Lumentum Holdings Inc. (a)	560	32,424
NETGEAR Inc. (a)	152	9,500
Plantronics Inc.	198	15,097

		131,812

Construction & Engineering - 1.2%
Aegion Corp. (a)	10,621	273,491
Dycom Industries Inc. (a)	2,130	201,306
EMCOR Group Inc.	301	22,930

		497,727

Construction Machinery & Heavy Trucks - 1.8%
Alamo Group Inc.	449	40,572
Astec Industries Inc.	847	50,651
Federal Signal Corp.	12,188	283,858
The Greenbrier Companies Inc.	423	22,313
Trinity Industries Inc.	8,526	292,101
Wabash National Corp.	2,100	39,186

		728,681

Construction Materials - 0.1%
Summit Materials Inc., Class A (a)	1,073	28,166

Consumer Electronics - 0.0%*
ZAGG Inc. (a)	1,000	17,300

Consumer Finance - 0.2%
Enova International Inc. (a)	2,163	79,058

Data Processing & Outsourced Services - 1.6%
Broadridge Financial Solutions Inc.	1,708	196,591
Cass Information Systems Inc.	256	17,618
CoreLogic Inc. (a)	3,491	181,183
CSG Systems International Inc.	1,640	67,027
EVERTEC Inc.	1,333	29,126
MAXIMUS Inc.	351	21,801
Travelport Worldwide Ltd.	6,636	123,031

		636,377

Distributors - 0.5%
LKQ Corp. (a)	6,648	212,071

	Number of Shares	Fair Value $
Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	1,660	109,145
Materion Corp.	337	18,249

		127,394

Diversified Real Estate Activities - 0.1%
The RMR Group Inc., Class A	350	27,458

Diversified REITs - 0.1%
American Assets Trust Inc.	763	29,215

Diversified Support Services - 1.7%
Healthcare Services Group Inc.	4,456	192,455
Ritchie Bros Auctioneers Inc.	12,950	441,854
UniFirst Corp.	199	35,203

		669,512

Education Services - 0.4%
Grand Canyon Education Inc. (a)	300	33,483
K12 Inc. (a)	8,960	146,675

		180,158

Electric Utilities - 0.8%
ALLETE Inc.	393	30,422
IDACORP Inc.	3,040	280,410
Spark Energy Inc., Class A	1,300	12,675

		323,507

Electrical Components & Equipment - 0.2%
Atkore International Group Inc. (a)	820	17,031
EnerSys	369	27,542
Regal Beloit Corp.	576	47,117

		91,690

Electronic Components - 1.2%
Belden Inc.	3,259	199,190
Littelfuse Inc.	1,080	246,434
Vishay Intertechnology Inc.	879	20,393

		466,017

Electronic Equipment & Instruments - 0.6%
Control4 Corp. (a)	2,240	54,454
National Instruments Corp.	1,334	56,001
Zebra Technologies Corp., Class A (a)	894	128,066

		238,521

Electronic Manufacturing Services - 0.3%
KEMET Corp. (a)	1,135	27,410
Methode Electronics Inc.	477	19,223

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Plexus Corp. (a)	342	20,363
Sanmina Corp. (a)	1,052	30,824
TTM Technologies Inc. (a)	1,407	24,805

		122,625

Environmental & Facilities Services - 0.9%
Casella Waste Systems Inc., Class A (a)	800	20,488
Clean Harbors Inc. (a)	6,050	336,077

		356,565

Food Distributors - 0.8%
Performance Food Group Co. (a)	4,643	170,398
SpartanNash Co.	5,975	152,482

		322,880

Food Retail - 0.1%
Casey’s General Stores Inc.	219	23,013
Sprouts Farmers Market Inc. (a)	1,300	28,691

		51,704

Footwear - 1.0%
Deckers Outdoor Corp. (a)	1,257	141,903
Skechers U.S.A. Inc., Class A (a)	703	21,097
Wolverine World Wide Inc.	6,797	236,331

		399,331

Forest Products - 0.1%
Boise Cascade Co.	809	36,162
Louisiana-Pacific Corp.	905	24,634

		60,796

Gas Utilities - 0.2%
Chesapeake Utilities Corp.	164	13,112
South Jersey Industries Inc.	1,476	49,401
Spire Inc.	292	20,630

		83,143

General Merchandise Stores - 0.0%*
Big Lots Inc.	411	17,172

Health Care REITs - 0.1%
CareTrust REIT Inc.	1,418	23,666

Healthcare Distributors - 0.0%*
Owens & Minor Inc.	600	10,026

Healthcare Equipment - 5.1%
Cantel Medical Corp.	550	54,098
Cardiovascular Systems Inc. (a)	7,000	226,380
CONMED Corp.	3,850	281,820

	Number of Shares	Fair Value $
Hill-Rom Holdings Inc.	3,443	300,712
Insulet Corp. (a)	2,650	227,105
Integra LifeSciences Holdings Corp. (a)	6,650	428,326
LivaNova PLC (a)	288	28,748
Masimo Corp. (a)	900	87,885
NuVasive Inc. (a)	4,700	244,964
Orthofix International N.V. (a)	624	35,456
Penumbra Inc. (a)	950	131,242
Varex Imaging Corp. (a)	400	14,836

		2,061,572

Healthcare Facilities - 0.6%
Acadia Healthcare Company Inc. (a)(b)	3,747	153,290
Encompass Health Corp.	389	26,343
Select Medical Holdings Corp. (a)	1,587	28,804
Tenet Healthcare Corp. (a)	482	16,181

		224,618

Healthcare Services - 1.3%
Addus HomeCare Corp. (a)	400	22,900
Amedisys Inc. (a)	500	42,730
AMN Healthcare Services Inc. (a)	577	33,812
BioTelemetry Inc. (a)	2,585	116,325
Chemed Corp.	95	30,572
Diplomat Pharmacy Inc. (a)	3,354	85,728
LHC Group Inc. (a)	400	34,236
MEDNAX Inc. (a)	3,382	146,373
RadNet Inc. (a)	2,200	33,000

		545,676

Healthcare Supplies - 1.1%
Avanos Medical Inc. (a)	3,050	174,613
Endologix Inc. (a)	10,728	60,720
ICU Medical Inc. (a)	550	161,508
Lantheus Holdings Inc. (a)	1,500	21,825
Merit Medical Systems Inc. (a)	747	38,246

		456,912

Healthcare Technology - 2.1%
HMS Holdings Corp. (a)	9,880	213,606
Medidata Solutions Inc. (a)	3,250	261,820
Omnicell Inc. (a)	4,209	220,762
Quality Systems Inc. (a)	396	7,722
Teladoc Inc. (a)	2,250	130,612

		834,522

Home Building - 0.3%
KB Home	870	23,699
LGI Homes Inc. (a)	517	29,846
TopBuild Corp. (a)	973	76,225

		129,770

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Home Furnishing Retail - 0.6%
Aaron’s Inc. (b)	4,629	201,130
RH (a)	304	42,469

		243,599

Hotel & Resort REITs - 0.4%
Ashford Hospitality Trust Inc.	1,799	14,572
Chatham Lodging Trust	1,290	27,374
RLJ Lodging Trust	5,701	125,707

		167,653

Hotels, Resorts & Cruise Lines - 0.7%
Extended Stay America Inc.	12,267	265,090

Household Appliances - 0.7%
Helen of Troy Ltd. (a)	2,847	280,287

Housewares & Specialties - 0.0%*
Tupperware Brands Corp.	254	10,475

Human Resource & Employment Services - 0.4%
Insperity Inc.	673	64,103
Kforce Inc.	900	30,870
TriNet Group Inc. (a)	706	39,494
TrueBlue Inc. (a)	768	20,697

		155,164

Industrial Machinery - 7.3%
Actuant Corp., Class A (b)	13,808	405,265
Altra Industrial Motion Corp.	851	36,678
Barnes Group Inc.	3,274	192,839
Briggs & Stratton Corp.	68	1,197
Crane Co.	1,637	131,173
Franklin Electric Company Inc.	693	31,254
Harsco Corp. (a)	662	14,630
Hillenbrand Inc.	545	25,697
John Bean Technologies Corp.	2,700	240,030
Kennametal Inc.	747	26,817
LB Foster Co., Class A (a)	801	18,383
Lydall Inc. (a)	3,750	163,688
Mueller Industries Inc.	5,426	160,121
Standex International Corp.	1,900	194,180
The Timken Co.	6,977	303,848
TriMas Corp. (a)	4,600	135,240
Watts Water Technologies Inc., Class A	1,739	136,338
Welbilt Inc. (a)	16,450	367,000
Woodward Inc.	4,885	375,461

		2,959,839

Industrial REITs - 0.3%
Gramercy Property Trust	1,727	47,182
Rexford Industrial Realty Inc.	626	19,650

	Number of Shares	Fair Value $
STAG Industrial Inc.	1,689	45,991

		112,823

Internet Software & Services - 3.7%
Care.com Inc. (a)	1,399	29,211
Cornerstone OnDemand Inc. (a)	4,814	228,328
LogMeIn Inc.	2,300	237,475
MINDBODY Inc., Class A (a)	2,200	84,920
New Relic Inc. (a)	3,050	306,799
NIC Inc.	5,391	83,830
Okta Inc. (a)	4,650	234,221
Q2 Holdings Inc. (a)	2,300	131,215
Stamps.com Inc. (a)	145	36,692
Yext Inc. (a)	5,300	102,502

		1,475,193

Investment Banking & Brokerage - 1.0%
BGC Partners Inc., Class A	1,800	20,376
Evercore Inc., Class A	260	27,417
Greenhill & Company Inc.	764	21,698
Houlihan Lokey Inc.	890	45,586
Piper Jaffray Cos.	557	42,805
Raymond James Financial Inc.	2,340	209,079
Stifel Financial Corp.	747	39,031

		405,992

IT Consulting & Other Services - 0.2%
Perficient Inc. (a)	1,087	28,664
Science Applications International Corp.	276	22,337
The Hackett Group Inc.	1,200	19,284

		70,285

Leisure Products - 0.8%
Malibu Boats Inc., Class A (a)	700	29,358
MCBC Holdings Inc. (a)	1,100	31,845
Polaris Industries Inc.	1,992	243,383

		304,586

Life & Health Insurance - 0.1%
Trupanion Inc. (a)	1,017	39,256

Life Sciences Tools & Services - 1.8%
Bruker Corp.	4,888	141,948
Cambrex Corp. (a)	1,285	67,205
ICON PLC (a)	1,811	240,012
PRA Health Sciences Inc. (a)	350	32,676
Syneos Health Inc. (a)	5,185	243,176

		725,017

Managed Healthcare - 0.8%
Centene Corp. (a)	1,695	208,841
HealthEquity Inc. (a)	950	71,345

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Magellan Health Inc. (a)	300	28,785

		308,971

Marine - 0.1%
Kirby Corp. (a)	228	19,061
Matson Inc.	697	26,751

		45,812

Multi-Line Insurance - 0.4%
Horace Mann Educators Corp.	2,761	123,141
National General Holdings Corp.	900	23,697

		146,838

Multi-Utilities - 0.1%
Black Hills Corp.	692	42,357

Office REITs - 0.7%
Brandywine Realty Trust	2,162	36,495
Corporate Office Properties Trust	1,044	30,266
Cousins Properties Inc.	23,460	227,327

		294,088

Office Services & Supplies - 0.8%
Herman Miller Inc.	600	20,340
HNI Corp.	519	19,307
Knoll Inc.	771	16,044
MSA Safety Inc.	2,602	250,677
Steelcase Inc., Class A	1,344	18,144

		324,512

Oil & Gas Drilling - 0.0%*
Nabors Industries Ltd.	2,918	18,704

Oil & Gas Equipment & Services - 1.0%
C&J Energy Services Inc. (a)	1,265	29,854
Cactus Inc., Class A (a)	821	27,742
Dril-Quip Inc. (a)	1,205	61,937
Forum Energy Technologies Inc. (a)	5,887	72,704
Keane Group Inc. (a)	689	9,419
Natural Gas Services Group Inc. (a)	834	19,682
Oil States International Inc. (a)	5,501	176,582

		397,920

Oil & Gas Exploration & Production - 2.1%
Callon Petroleum Co. (a)	3,966	42,595
Carrizo Oil & Gas Inc. (a)	4,946	137,746
Gulfport Energy Corp. (a)	2,600	32,682
Newfield Exploration Co. (a)	11,658	352,655
Oasis Petroleum Inc. (a)	3,154	40,907

	Number of Shares	Fair Value $
PDC Energy Inc. (a)	372	22,488
Ring Energy Inc. (a)	2,465	31,108
SM Energy Co.	7,516	193,086

		853,267

Oil & Gas Refining & Marketing - 0.1%
Par Pacific Holdings Inc. (a)	1,567	27,234

Packaged Foods & Meats - 2.5%
B&G Foods Inc.	7,600	227,240
Calavo Growers Inc.	125	12,019
Hostess Brands Inc. (a)	11,850	161,160
J&J Snack Foods Corp.	500	76,235
Sanderson Farms Inc.	1,922	202,098
The Simply Good Foods Co. (a)	7,650	110,466
TreeHouse Foods Inc. (a)	4,050	212,666

		1,001,884

Paper Products - 0.1%
Neenah Inc.	484	41,067

Personal Products - 0.4%
elf Beauty Inc. (a)	9,100	138,684
USANA Health Sciences Inc. (a)	306	35,282

		173,966

Pharmaceuticals - 2.2%
Catalent Inc. (a)	5,103	213,765
Depomed Inc. (a)	2,500	16,675
Horizon Pharma PLC (a)	1,600	26,496
Innoviva Inc. (a)	1,500	20,700
Phibro Animal Health Corp., Class A	700	32,235
Prestige Brands Holdings Inc. (a)	8,040	308,575
Supernus Pharmaceuticals Inc. (a)	4,200	251,370

		869,816

Property & Casualty Insurance - 2.1%
AMERISAFE Inc.	2,227	128,609
Argo Group International Holdings Ltd.	4,906	285,284
James River Group Holdings Ltd.	1,650	64,828
RLI Corp.	1,963	129,931
The Navigators Group Inc.	3,850	219,450
Universal Insurance Holdings Inc.	416	14,602

		842,704

Publishing - 1.2%
John Wiley & Sons Inc., Class A (b)	8,082	504,317

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Railroads - 0.7%
Genesee & Wyoming Inc., Class A (a)	3,366	273,723

Regional Banks - 8.9%
1st Source Corp.	505	26,982
BankUnited Inc.	287	11,724
Banner Corp.	712	42,813
Bryn Mawr Bank Corp.	2,550	118,065
Cadence BanCorp	1,061	30,631
Camden National Corp.	581	26,558
Cathay General Bancorp	973	39,397
Chemical Financial Corp.	764	42,532
Columbia Banking System Inc.	975	39,877
Community Bank System Inc.	2,650	156,535
Cullen/Frost Bankers Inc.	1,758	190,286
CVB Financial Corp.	6,800	152,456
Enterprise Financial Services Corp.	681	36,740
Equity Bancshares Inc., Class A (a)	469	19,454
First Financial Bankshares Inc.	1,900	96,710
First Interstate BancSystem Inc., Class A	1,013	42,749
Fulton Financial Corp.	9,855	162,607
German American Bancorp Inc.	3,100	111,135
Home BancShares Inc.	2,063	46,541
IBERIABANK Corp.	2,684	203,447
Independent Bank Corp.	1,950	152,880
Lakeland Financial Corp.	332	15,999
LegacyTexas Financial Group Inc.	1,270	49,555
Origin Bancorp Inc.	748	30,623
Pinnacle Financial Partners Inc.	632	38,773
Prosperity Bancshares Inc.	4,586	313,499
Renasant Corp.	6,478	294,879
Sandy Spring Bancorp Inc.	360	14,764
Simmons First National Corp., Class A	1,112	33,249
South State Corp.	194	16,733
Stock Yards Bancorp Inc.	2,350	89,652
UMB Financial Corp.	3,100	236,313
Umpqua Holdings Corp.	1,692	38,222
Union Bankshares Corp.	882	34,292
United Community Banks Inc.	1,244	38,153
Washington Trust Bancorp Inc.	2,300	133,630
Westamerica Bancorporation	2,978	168,287
Western Alliance Bancorp (a)	4,444	251,575
Wintrust Financial Corp.	331	28,814

		3,577,131

Reinsurance - 0.0%*
Maiden Holdings Ltd.	1,187	9,199

	Number of Shares	Fair Value $
Research & Consulting Services - 0.3%
Resources Connection Inc.	7,628	128,913

Residential REITs - 0.6%
Education Realty Trust Inc.	6,147	255,101

Restaurants - 1.5%
BJ’s Restaurants Inc.	600	36,000
Bloomin’ Brands Inc.	500	10,050
Brinker International Inc.	562	26,751
Cracker Barrel Old Country Store Inc.	545	85,134
Dave & Buster’s Entertainment Inc. (a)	400	19,040
El Pollo Loco Holdings Inc. (a)	3,950	45,030
Papa John’s International Inc.	2,650	134,408
Red Robin Gourmet Burgers Inc. (a)	418	19,479
Ruth’s Hospitality Group Inc.	1,000	28,050
Texas Roadhouse Inc.	2,001	131,086
The Cheesecake Factory Inc.	1,464	80,608

		615,636

Retail REITs - 0.1%
Retail Opportunity Investments Corp.	2,217	42,478

Security & Alarm Services - 0.8%
The Brink’s Co.	4,203	335,189

Semiconductor Equipment - 0.7%
Advanced Energy Industries Inc. (a)	450	26,140
Amkor Technology Inc. (a)	2,100	18,039
Entegris Inc.	700	23,730
FormFactor Inc. (a)	1,500	19,950
Ichor Holdings Ltd. (a)	600	12,732
MKS Instruments Inc.	400	38,280
Rudolph Technologies Inc. (a)	3,273	96,881
Ultra Clean Holdings Inc. (a)	1,000	16,600
Versum Materials Inc.	465	17,275

		269,627

Semiconductors - 0.6%
Semtech Corp. (a)	4,241	199,539
SMART Global Holdings Inc. (a)	800	25,496

		225,035

Specialized REITs - 0.4%
CoreSite Realty Corp.	924	102,398
PotlatchDeltic Corp.	831	42,256

		144,654

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Specialty Chemicals - 4.0%
Chase Corp.	190	22,278
Ferro Corp. (a)	1,336	27,856
HB Fuller Co.	6,016	322,939
Ingevity Corp. (a)	2,327	188,161
Innospec Inc.	2,300	176,065
KMG Chemicals Inc.	741	54,671
Minerals Technologies Inc.	374	28,181
PolyOne Corp.	5,332	230,449
PQ Group Holdings Inc. (a)	638	11,484
Quaker Chemical Corp.	1,452	224,871
Sensient Technologies Corp.	4,846	346,731

		1,633,686

Specialty Stores - 0.2%
Hibbett Sports Inc. (a)	2,200	50,380
Sally Beauty Holdings Inc. (a)	1,392	22,314

		72,694

Steel - 0.4%
Carpenter Technology Corp.	899	47,261
Commercial Metals Co.	4,716	99,555
Worthington Industries Inc.	523	21,950

		168,766

Systems Software - 1.2%
OneSpan Inc. (a)	1,428	28,060
Progress Software Corp.	600	23,292
Qualys Inc. (a)	2,950	248,685
Talend S.A. ADR (a)	2,700	168,156

		468,193

Technology Distributors - 0.3%
ePlus Inc. (a)	320	30,112
SYNNEX Corp.	230	22,197
Tech Data Corp. (a)	632	51,900

		104,209

Technology Hardware, Storage & Peripherals - 1.3%
Diebold Nixdorf Inc.	14,993	179,166
NCR Corp. (a)	828	24,824
Pure Storage Inc., Class A (a)	12,650	302,082

		506,072

Thrifts & Mortgage Finance - 0.3%
Dime Community Bancshares Inc.	909	17,725
Essent Group Ltd. (a)	622	22,280
HomeStreet Inc. (a)	785	21,156
Kearny Financial Corp.	914	12,293
NMI Holdings Inc., Class A (a)	1,200	19,560

	Number of Shares	Fair Value $
Walker & Dunlop Inc.	495	27,547
Washington Federal Inc.	623	20,372

		140,933

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	1,322	34,769

Trading Companies & Distributors - 0.8%
Applied Industrial Technologies Inc.	3,594	252,119
BMC Stock Holdings Inc. (a)	1,000	20,850
CAI International Inc. (a)	761	17,686
GMS Inc. (a)	637	17,256

		307,911

Trucking - 0.7%
Avis Budget Group Inc. (a)	600	19,500
Marten Transport Ltd.	1,298	30,438
Old Dominion Freight Line Inc.	1,181	175,922
Saia Inc. (a)	546	44,144

		270,004

Water Utilities - 0.0%*
SJW Group	55	3,643

Total Common Stock (Cost $27,545,898)		38,160,572

Short-Term Investments - 5.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.86% (Cost $2,234,828) (c)(d)	2,234,828	2,234,828

Total Investments (Cost $29,780,726)		40,395,400

Liabilities in Excess of Other Assets, net - (0.0)%*		(18,482)

NET ASSETS - 100.0%		40,376,918

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	9

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

CME E-mini Russell 2000 Index Futures	September 2018	6	502,574	$494,250	$(8,324)

During the period ended June 30, 2018, the Fund had average notional values of $615,338 on long futures contracts.

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Notes to Schedule of Investments — June 30, 2018 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2018.
*	Less than 0.05%.

Abbreviations:

ADR        American Depositary Receipt

REIT        Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$38,160,572	$—	$—	$38,160,572
Short-Term Investments	2,234,828	—	—	2,234,828

Total Investments in Securities	$40,395,400	$—	$—	$40,395,400

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(8,324)	$—	$—	$(8,324)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value At 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,619,140	$2,619,140	$6,847,376	$7,231,688	$—	$—	2,234,828	$2,234,828	$15,784	$—

Notes to Schedule of Investments

State Street Small-Cap Equity V.I.S. Fund	11

State Street Small-Cap Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/18†		12/31/17		12/31/16	12/31/15*	12/31/14*		12/31/13*
Inception date									4/28/00

Net asset value, beginning of period	$14.73		$14.40		$12.20	$14.39	$16.26		$13.37

Income/(loss) from investment operations:
Net investment loss	(0.02	)(a)	(0.02	)(a)	(0.03)	(0.04)	(0.06)		(0.03)
Net realized and unrealized gains/(losses) on investments	1.14		1.86		2.93	(0.52)	0.67		4.96

Total income/(loss) from investment operations	1.12		1.84		2.90	(0.56)	0.61		4.93

Less distributions from:
Net investment income	—		—		—	—	—		—
Net realized gains	—		1.51		0.70	1.63	2.48		2.04

Total distributions	—		1.51		0.70	1.63	2.48		2.04

Net asset value, end of period	$15.85		$14.73		$14.40	$12.20	$14.39		$16.26

Total Return(b)	7.60%		12.71%		23.77%	(4.12)%	3.77%		36.89%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$40,377		$40,711		$42,320	$38,359	$43,460		$50,248

Ratios to average net assets:
Net expenses	1.32	%**	1.25%		1.40%	1.36%	1.33	%(c)	1.27	%(c)(d)
Gross expenses	1.32	%**	1.25%		1.40%	1.36%	1.33%		1.28%
Net investment loss	(0.28	)%**	(0.13)%		(0.22)%	(0.30)%	(0.35)%		(0.23)%
Portfolio turnover rate	16%		32%		36%	42%	37%		39%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(d)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

12	Financial Highlights

State Street Small-Cap Equity V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Assets
Investments in securities, at fair value (cost $27,545,898)	$38,160,572
Short-term affiliated investments, at fair value	2,234,828
Cash collateral on deposit with broker for future contracts	87,306
Receivable for investments sold	105,522
Income receivables	26,625
Receivable for fund shares sold	104
Income receivable from affiliated investments	3,473
Other assets	4

Total assets	40,618,434

Liabilities
Payable for investments purchased	149,017
Payable for fund shares redeemed	7,327
Payable for accumulated variation margin on futures	8,310
Payable to the Adviser	32,064
Payable to the Custodian	22,576
Accrued other expenses	22,222

Total liabilities	241,516

Net Assets	$40,376,918

Net Assets Consist of:
Capital paid in	$27,106,591
Undistributed (distributions in excess of) net investment income	(55,521)
Accumulated net realized gain	2,719,498
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	10,614,674
Futures	(8,324)

Net Assets	$40,376,918

Shares outstanding ($0.01 par value; unlimited shares authorized)	2,546,901
Net asset value per share	$15.85

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	13

State Street Small-Cap Equity V.I.S. Fund

Statement of Operations — For the period ended June 30, 2018 (Unaudited)

Investment Income
Income
Dividend	$189,022
Interest	232
Income from affiliated investments	15,784
Less: Foreign taxes withheld	(666)

Total income	204,372

Expenses
Advisory and administration fees	188,006
Directors’ fees	3,224
Custody and accounting expenses	42,160
Professional fees	17,087
Other expenses	9,416

Total Expenses	259,893

Net investment loss	$(55,521)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$2,540,889
Futures	102,525
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	345,610
Futures	(14,024)

Net realized and unrealized gain (loss) on investments	2,975,000

Net increase in net assets resulting from operations	$2,919,479

The accompanying Notes are an integral part of these financial statements.

14	Statement of Operations

State Street Small-Cap Equity V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018*	Year Ended December 31, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment loss	$(55,521)	$(52,152)
Net realized gain (loss) on investments and futures	2,643,414	3,516,588
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	331,586	1,434,489

Net increase (decrease) from operations	2,919,479	4,898,925

Distributions to shareholders from:
Net realized gains	—	(3,784,875)

Total distributions	—	(3,784,875)

Increase (decrease) in assets from operations and distributions	2,919,479	1,114,050

Share transactions:
Proceeds from sale of shares	163,218	1,538,799
Value of distributions reinvested	—	3,784,875
Cost of shares redeemed	(3,417,149)	(8,046,695)

Net increase (decrease) from share transactions	(3,253,931)	(2,723,021)

Total increase (decrease) in net assets	(334,452)	(1,608,971)

Net Assets
Beginning of period	40,711,370	42,320,341

End of period	$40,376,918	$40,711,370

Undistributed (distributions in excess of) net investment income, end of period	$(55,521)	$—

Changes in Fund Shares
Shares sold	11,061	103,389
Issued for distributions reinvested	—	255,908
Shares redeemed	(227,173)	(535,089)

Net decrease in fund shares	(216,112)	(175,792)

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	15

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements — June 30, 2018 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

16	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the six-month period ended June 30, 2018.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily

Notes to Financial Statements	17

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the six-month period ended June 30, 2018 the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

Futures Contracts	$—	$—	$—	$(8,310)	$—	$(8,310)

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

Futures Contracts	$—	$—	$—	$102,525	$—	$102,525

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

Futures Contracts	$—	$—	$—	$(14,024)	$—	$(14,024)

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.

Administrator, Sub-Administrator and Custodian Fees  State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended June 30, 2018 are disclosed in the Schedule of Investments.

5.	Sub-Advisory Fees

Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC;

18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

(iii) GlobeFlex Capital, L.P.; (iv) Kennedy Capital Management, Inc. and (v) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the six-month period ended June 30, 2018 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$6,173,085	$9,124,140

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$30,214,797	$11,024,830	$852,551	$10,172,279

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing.

Notes to Financial Statements	19

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2018.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

20	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, and (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Fund’s website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, and (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Other Information	21

State Street Small-Cap Equity V.I.S. Fund

Other Information (Unaudited), continued

Disclosure for the Board of Directors’ Consideration of the Renewal of the Investment Advisory and Administration Agreement with SSGA Funds Management, Inc. and the Sub-Advisory Agreements with each of Champlain Investment Partners, LLC, GlobeFlex Capital, L.P., Kennedy Capital Management, Inc., Palisade Capital Management, LLC and SouthernSun Asset Management, LLC on behalf of the State Street Small-Cap Equity V.I.S. Fund

At meetings of the Board of Directors (the “Board”) of State Street Variable Insurance Series Funds, Inc. (the “V.I.S. Funds”) held on May 16, 2018 and June 5, 2018 (the “Board Meetings”), the Board members, including the Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the V.I.S. Funds (“Independent Board Members”), considered and unanimously approved the continuance for an additional year of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) between SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and the V.I.S. Funds on behalf of each of its series portfolios, including the State Street Small-Cap Equity V.I.S. Fund (the “Fund”), and the sub-advisory agreements (each, a “Small-Cap Sub-Advisory Agreement”) by and among SSGA FM, the V.I.S. Funds on behalf of the Fund and each of Champlain Investment Partners, LLC, GlobeFlex Capital, L.P., Kennedy Capital Management, Inc., Palisade Capital Management, LLC and SouthernSun Asset Management, LLC (collectively, the “Small-Cap Equity Fund Sub-Advisers”).

In considering whether to approve the continuance for an additional year of the Investment Advisory and Administration Agreement and the Small-Cap Sub-Advisory Agreements, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by the Adviser and each of the Small-Cap Equity Fund Sub-Advisers. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment strategies and sizes, which was prepared by an independent third party provider, Broadridge Financial Solutions, Inc. (“Broadridge”). The Board members reviewed the fees charged by the Adviser for other mutual funds and investment products other than mutual funds that employ a similar investment strategy as the Fund. The Board had the opportunity to ask questions and request additional information in connection with its considerations.

Before approving the continuance of the Investment Advisory and Administration Agreement and the Small-Cap Sub-Advisory Agreements, the Independent Board Members reviewed the information provided with management of the Adviser and with their independent legal counsel. The Board also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The Independent Board Members discussed the proposed continuances of the Investment Advisory and Administration Agreement and the Small-Cap Sub-Advisory Agreements in detail during private sessions in advance of, and at, the Board Meetings with their independent legal counsel at which no representatives of the Adviser or any of the Small-Cap Equity Fund Sub-Advisers were present. The Independent Board Members and their independent legal counsel requested, and received and considered, additional information from the Adviser and each of the Small-Cap Equity Fund Sub-Advisers following the May 16, 2018 Board Meeting and prior to the June 5, 2018 Board Meeting.

In advance of the Board Meetings, and in response to their detailed requests, the Board members received from the Adviser written responses to their inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it provides to the Fund. Also in advance of the Board Meetings, the Board members received from each of the Small-Cap Equity Fund Sub-Advisers a written response to a letter of inquiry prepared by SSGA FM at the Board’s request, which included substantial exhibits and other materials related to the business of, and services provided by, each of the Small-Cap Equity Fund Sub-Advisers. The Directors took into account their multi-year experience as Directors and particularly their previous consideration of these types of agreements.

During the Board Meetings, the Board members had an opportunity to discuss this information with SSGA FM representatives, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members also had an opportunity to hear presentations by representatives of each of the Small-Cap Equity Fund Sub-Advisers. The Board members posed questions to these representatives and engaged in significant discussions.

In reaching its determinations relating to the continuances of the Investment Advisory and Administration Agreement and the Small-Cap Sub-Advisory Agreements, the Board considered those factors it deemed relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated the information provided to them, as well as the presentations and

22	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information (Unaudited), continued

discussions that occurred at the Board Meetings, for the Fund, and their determinations were made separately in respect of the Fund from other series portfolios of the V.I.S Funds.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the continuances of the Investment Advisory and Administration Agreement and the Small-Cap Sub-Advisory Agreements on behalf of the Fund are as discussed below.

The Nature, Extent and Quality of Services Provided.

The Board reviewed the services provided to the Fund by the Adviser and each of the Small-Cap Equity Fund Sub-Advisers. In connection with their consideration of the Adviser’s services, the Board considered the Adviser’s management capabilities, including the education, experience and number of investment professionals and other personnel who provide portfolio management and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel. The Board also considered the Adviser’s processes used for overseeing multiple sub-advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers (“Affiliated Service Providers”). Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, portfolio valuation and business continuity.

In connection with their consideration of the services provided by each of the Small-Cap Equity Fund Sub-Advisers, the Board considered each Small-Cap Equity Fund Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by each Small-Cap Equity Fund Sub-Adviser to the Fund.

In light of the foregoing and other relevant information, the Board, including the Independent Board Members, concluded that the services provided by the Adviser and each of the Small-Cap Equity Fund Sub-Advisers continue to be satisfactory.

Investment Performance.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities index and peer and category groupings of mutual funds prepared by Broadridge with respect to various periods. The Board members also engaged in detailed discussions with SSGA FM management and representatives of each of the Small-Cap Equity Fund Sub-Advisers about their investment processes and performance results. These discussions focused on the Fund’s investment objective, the Adviser’s allocation process among the Small-Cap Equity Fund Sub-Advisers, the number and experience of portfolio management and supporting research personnel, the Fund’s investment style and approach employed, the likely market cycles for the Fund’s investment style and the Fund’s recent relative underperformance but competitive performance over the longer term. The Board also considered the Fund’s multi-manager structure and how each Small-Cap Equity Fund Sub-Adviser’s approach to small-cap investing fits within the Fund’s overall strategy, and the Fund’s relatively stronger performance over the long term.

Taking these factors into consideration, the Board, including the Independent Board Members, concluded that the Fund’s performance was acceptable overall.

Cost of the Services Provided And Profits Realized From The Relationships with the Fund.

The Directors considered the management fees paid to the Adviser by the Fund as well as the fees paid to each of the Small-Cap Equity Fund Sub-Advisers by the Adviser, which would reduce the net management fees retained by the Adviser. The Board reviewed the level of profits realized by the Adviser, the Affiliated Service Providers and each Small-Cap Equity Fund Sub-Adviser in providing investment advisory and other services to the Fund. Information also was presented regarding the financial condition of

Other Information	23

State Street Small-Cap Equity V.I.S. Fund

Other Information (Unaudited), continued

the Adviser and each Small-Cap Equity Fund Sub-Adviser for various past periods. The Directors also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies. The Board also considered the various risks borne by SSGA FM, the Affiliated Service Providers and each of the Small-Cap Equity Fund Sub-Advisers in connection with their various roles in servicing the Fund, including enterprise, litigation, business, operational and entrepreneurial risk.

The Board concluded that the profitability of the Adviser and each of the Small-Cap Equity Fund Sub-Advisers with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

The Extent to Which Economies of Scale Would Be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board considered the extent to which the Adviser and the Affiliated Service Providers, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund. The Board concluded that, in light of, among other considerations, the current size of the Fund, the level of profitability of the Adviser and the Affiliated Service Providers with respect to the Fund, and/or the comparative management fee and expense ratio of the Fund, it does not appear that the Adviser or the Affiliated Service Providers has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed management fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the respective services provided to the Fund by each of the Adviser and each of the Small-Cap Equity Fund Sub-Advisers, and the fees charged to the Fund for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to the expense ratios of a group of comparable mutual funds selected by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser. Among other information, the Board considered that the Fund’s advisory fee was among the highest, and the expense ratios were the highest, in the applicable Broadridge peer group ranges. The Board members also reviewed comparative mutual fund and/or other account fee information for Small-Cap Equity Fund Sub-Adviser clients provided by each of the Small-Cap Equity Fund Sub-Advisers.

In light of the foregoing, the Board, including the Independent Board Members, determined that the management fees and sub-advisory fees, considered in relation to the services provided to the Fund, supported the Board’s approval of the continuance of the Investment Advisory and Administration Agreement and the Small-Cap Sub-Advisory Agreements.

Fall-Out Benefits.

The Board considered actual and potential financial benefits that the Adviser and each of the Small-Cap Equity Fund Sub-Advisers could derive from their respective relationships with the Fund, including the custody, fund accounting and sub-administration services being provided to the Fund by affiliates of the Adviser and, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board noted, however, that the Fund benefits from the vast array of resources available through SSGA FM, and that the Fund represents only a small portion of the assets managed by SSGA FM.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Directors, including the Independent Board Members, approved the continuance of the Investment Advisory and Administration Agreement and the Small-Cap Sub-Advisory Agreements for the Fund.

24	Other Information

Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Donna M. Rapaccioli

Jeanne M. La Porta

Officers

Jeanne M. La Porta, President

Arthur Jensen, Treasurer

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Bruce S. Rosenberg, Assistant Treasurer

Ann M. Carpenter, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Darlene Anderson-Vasquez, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2018

State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S Fund

Semi-Annual Report

June 30, 2018 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street U.S. Equity V.I.S. Fund

Fund Information — June 30, 2018 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $27,499 (in thousands) as of June 30, 2018 (a)(b)

Top Ten Largest Holdings

as of June 30, 2018 (as a % of Fair Value) (a)(b)

Apple Inc.	4.07%
Microsoft Corp.	4.04%
Visa Inc., Class A	3.28%
JPMorgan Chase & Co.	3.21%
Amazon.com Inc.	3.17%
Alphabet Inc., Class A	2.57%
PepsiCo Inc.	2.36%
Facebook Inc., Class A	2.31%
Broadcom Inc.	1.97%
Chevron Corp.	1.89%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2018 – June 30, 2018

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$1,031.40	$1,020.68
Expenses paid during the period*	$4.18	$4.16

*

Expenses are equal to the Fund’s annualized expense ratio of 0.83% (for the period January 1, 2018-June 30, 2018), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 98.9%†
Aerospace & Defense - 1.7%
General Dynamics Corp.	733	136,639
Hexcel Corp.	1,178	78,196
Raytheon Co.	875	169,032
The Boeing Co.	261	87,568

		471,435

Air Freight & Logistics - 0.5%
FedEx Corp.	247	56,084
United Parcel Service Inc., Class B	788	83,709

		139,793

Airlines - 0.3%
Alaska Air Group Inc.	550	33,214
JetBlue Airways Corp. (a)	2,663	50,544

		83,758

Apparel, Accessories & Luxury Goods - 0.1%
PVH Corp.	205	30,693

Application Software - 1.8%
Adobe Systems Inc. (a)	419	102,156
Intuit Inc.	580	118,497
salesforce.com Inc. (a)	1,966	268,163

		488,816

Asset Management & Custody Banks - 0.6%
Ameriprise Financial Inc.	424	59,309
BlackRock Inc.	208	103,800

		163,109

Auto Parts & Equipment - 0.2%
Aptiv PLC	627	57,452

Automobile Manufacturers - 0.1%
General Motors Co.	979	38,573

Automotive Retail - 0.5%
AutoZone Inc. (a)	198	132,844

Biotechnology - 4.0%
Alexion Pharmaceuticals Inc. (a)	812	100,810
Biogen Inc. (a)	1,369	397,338
Gilead Sciences Inc.	6,088	431,274
Vertex Pharmaceuticals Inc. (a)	1,058	179,818

		1,109,240

Building Products - 0.4%
Allegion PLC	1,314	101,651

	Number of Shares	Fair Value $
Cable & Satellite - 2.5%
Charter Communications Inc., Class A (a)	1,047	306,991
Comcast Corp., Class A	11,931	391,456

		698,447

Communications Equipment - 0.6%
Cisco Systems Inc.	3,680	158,350

Construction Materials - 0.1%
Vulcan Materials Co.	182	23,489

Consumer Finance - 0.5%
American Express Co.	1,012	99,176
Discover Financial Services	656	46,189

		145,365

Data Processing & Outsourced Services - 3.8%
Mastercard Inc., Class A	796	156,430
Visa Inc., Class A	6,807	901,587

		1,058,017

Diversified Banks - 4.6%
Bank of America Corp.	11,113	313,276
JPMorgan Chase & Co.	8,469	882,470
U.S. Bancorp	1,617	80,882

		1,276,628

Diversified Chemicals - 0.5%
DowDuPont Inc.	2,056	135,532

Electric Utilities - 1.5%
American Electric Power Company Inc.	913	63,225
Duke Energy Corp.	369	29,181
Edison International	513	32,457
Exelon Corp.	2,274	96,872
NextEra Energy Inc.	896	149,659
PG&E Corp.	760	32,346

		403,740

Electrical Components & Equipment - 0.2%
Rockwell Automation Inc.	340	56,518

Electronic Components - 0.8%
Corning Inc.	7,587	208,718

Environmental & Facilities Services - 0.3%
Republic Services Inc.	1,067	72,940

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Financial Exchanges & Data - 1.9%
CME Group Inc.	2,088	342,265
S&P Global Inc.	915	186,559

		528,824

Footwear - 0.7%
NIKE Inc., Class B	2,458	195,853

Gold - 0.1%
Newmont Mining Corp.	696	26,246

Healthcare Distributors - 0.4%
Henry Schein Inc. (a)	1,511	109,759

Healthcare Equipment - 1.8%
Boston Scientific Corp. (a)	8,836	288,937
Hologic Inc. (a)	1,758	69,881
Medtronic PLC	1,702	145,708

		504,526

Healthcare Services - 0.3%
DaVita Inc. (a)	1,003	69,648

Healthcare Supplies - 0.6%
The Cooper Companies Inc.	666	156,810

Home Entertainment Software - 0.5%
Activision Blizzard Inc.	917	69,985
Electronic Arts Inc. (a)	434	61,203

		131,188

Home Improvement Retail - 1.0%
The Home Depot Inc.	1,463	285,431

Hotels, Resorts & Cruise Lines - 0.3%
Marriott International Inc., Class A	654	82,796

Household Products - 0.8%
The Procter & Gamble Co.	2,795	218,178

Hypermarkets & Super Centers - 0.4%
Walmart Inc.	1,395	119,482

Independent Power Producers & Energy Traders - 0.1%
NRG Energy Inc.	542	16,639

Industrial Conglomerates - 1.1%
Honeywell International Inc.	1,180	169,979
Roper Technologies Inc.	495	136,575

		306,554

	Number of Shares	Fair Value $
Industrial Gases - 0.1%
Air Products & Chemicals Inc.	209	32,548

Industrial Machinery - 2.3%
Ingersoll-Rand PLC	3,673	329,578
Xylem Inc.	4,646	313,048

		642,626

Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	1,006	82,462

Integrated Oil & Gas - 2.9%
Chevron Corp.	4,103	518,742
Exxon Mobil Corp.	3,493	288,976

		807,718

Integrated Telecommunication Services - 0.7%
AT&T Inc.	1,914	61,458
Verizon Communications Inc.	2,460	123,763

		185,221

Internet & Direct Marketing Retail - 4.6%
Amazon.com Inc. (a)	513	871,997
Booking Holdings Inc. (a)	104	210,817
Netflix Inc. (a)	436	170,664

		1,253,478

Internet Software & Services - 6.4%
Alphabet Inc., Class A (a)	627	708,002
Alphabet Inc., Class C (a)(b)	365	407,213
Facebook Inc., Class A (a)	3,266	634,649

		1,749,864

Investment Banking & Brokerage - 1.0%
The Charles Schwab Corp.	5,587	285,496

IT Consulting & Other Services - 0.7%
Accenture PLC, Class A	526	86,048
International Business Machines Corp.	730	101,981

		188,029

Life & Health Insurance - 0.3%
Prudential Financial Inc.	863	80,699

Life Sciences Tools & Services - 0.7%
Illumina Inc. (a)	22	6,145
IQVIA Holdings Inc. (a)	1,311	130,864
Thermo Fisher Scientific Inc.	216	44,742

		181,751

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Managed Healthcare - 1.6%
Humana Inc.	372	110,719
UnitedHealth Group Inc.	1,318	323,358

		434,077

Metal & Glass Containers - 0.2%
Ball Corp.	1,372	48,775

Movies & Entertainment - 1.3%
The Walt Disney Co.	3,529	369,875

Multi-Line Insurance - 0.3%
American International Group Inc.	828	43,901
The Hartford Financial Services Group Inc.	973	49,749

		93,650

Multi-Sector Holdings - 1.1%
Berkshire Hathaway Inc., Class B (a)	1,633	304,799

Multi-Utilities - 1.1%
Dominion Energy Inc.	631	43,022
Sempra Energy	2,202	255,674

		298,696

Oil & Gas Equipment & Services - 1.3%
Schlumberger Ltd.	5,202	348,690

Oil & Gas Exploration & Production - 1.9%
Concho Resources Inc. (a)	496	68,622
ConocoPhillips	1,456	101,367
Diamondback Energy Inc.	1,841	242,220
EOG Resources Inc.	620	77,146
Pioneer Natural Resources Co.	142	26,872

		516,227

Oil & Gas Refining & Marketing - 0.3%
Valero Energy Corp.	865	95,868

Packaged Foods & Meats - 2.0%
Mondelez International Inc., Class A	11,122	456,002
The Kraft Heinz Co.	1,355	85,121

		541,123

Paper Packaging - 0.1%
Packaging Corporation of America	290	32,419

Pharmaceuticals - 4.5%
Allergan PLC	2,439	406,630
Johnson & Johnson	3,406	413,284

	Number of Shares	Fair Value $
Mylan N.V. (a)	4,042	146,078
Pfizer Inc.	7,755	281,351

		1,247,343

Property & Casualty Insurance - 0.8%
Chubb Ltd.	1,788	227,112

Railroads - 0.5%
Union Pacific Corp.	1,021	144,655

Regional Banks - 1.6%
First Republic Bank	4,526	438,072

Research & Consulting Services - 0.1%
Verisk Analytics Inc. (a)	273	29,386

Restaurants - 1.3%
McDonald’s Corp.	815	127,702
Starbucks Corp.	4,882	238,486

		366,188

Semiconductor Equipment - 2.0%
Applied Materials Inc.	10,403	480,515
Lam Research Corp.	337	58,250

		538,765

Semiconductors - 2.9%
Broadcom Inc.	2,231	541,330
Intel Corp.	2,390	118,807
NVIDIA Corp.	603	142,850

		802,987

Soft Drinks - 2.4%
PepsiCo Inc.	5,962	649,083

Specialized REITs - 3.5%
American Tower Corp. (b)	3,034	437,412
Equinix Inc.	757	325,427
Extra Space Storage Inc.	1,988	198,422

		961,261

Specialty Chemicals - 1.3%
Albemarle Corp.	2,530	238,655
Ecolab Inc.	232	32,556
The Sherwin-Williams Co.	198	80,699

		351,910

Specialty Stores - 0.2%
Signet Jewelers Ltd.	452	25,199
Ulta Salon Cosmetics & Fragrance Inc. (a)	179	41,789

		66,988

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	5

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Steel - 0.1%
Steel Dynamics Inc.	368	16,910

Systems Software - 4.9%
Microsoft Corp.	11,265	1,110,842
Oracle Corp.	3,422	150,773
Proofpoint Inc. (a)	646	74,490
ServiceNow Inc. (a)	140	24,146

		1,360,251

Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc.	6,052	1,120,286

Tobacco - 0.6%
Philip Morris International Inc.	1,950	157,443

Trading Companies & Distributors - 1.1%
United Rentals Inc. (a)	2,060	304,097

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	838	50,071

Total Common Stock (Cost $21,599,490)		27,213,941

	Number of Shares	Fair Value $
Short-Term Investments - 1.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.86% (Cost $285,515) (c)(d)	285,515	285,515

Total Investments (Cost $21,885,005)		27,499,456

Other Assets and Liabilities, net - 0.1%		15,829

NET ASSETS - 100.0%		27,515,285

Other Information:

The Fund had the following short futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

S&P 500 Emini Index Futures	September 2018	2	(276,658)	$(272,160)	$4,498

During the period ended June 30, 2018, the Fund had average notional values of $232,234 and $152,598 on long and short futures contracts, respectively.

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Notes to Schedule of Investments — June 30, 2018 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2018.

Abbreviations:

REIT    Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$27,213,941	$—	$—	$27,213,941
Short-Term Investments	285,515	—	—	285,515

Total Investments in Securities	$27,499,456	$—	$—	$27,499,456

Other Financial Instruments
Short Futures Contracts - Unrealized Appreciation	$4,498	$—	$—	$4,498

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value At 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,034,501	$1,034,501	$1,687,918	$2,436,904	$—	$—	285,515	$285,515	$5,291

Notes to Schedule of Investments

State Street U.S. Equity V.I.S. Fund	7

State Street U.S. Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/18†		12/31/17	12/31/16	12/31/15*	12/31/14*		12/31/13*
Inception date								1/3/95

Net asset value, beginning of period	$44.20		$42.02	$42.25	$48.44	$46.63		$35.14

Income/(loss) from investment operations:
Net investment income	0.16	(a)	0.35 (a)	0.55	0.53	0.50		0.42
Net realized and unrealized gains/(losses) on investments	1.23		8.03	3.41	(1.56)	5.48		11.49

Total income/(loss) from investment operations	1.39		8.38	3.96	(1.03)	5.98		11.91

Less distributions from:
Net investment income	—		0.38	0.54	0.53	0.46		0.42
Net realized gains	—		5.82	3.65	4.63	3.71		—

Total distributions	—		6.20	4.19	5.16	4.17		0.42

Net asset value, end of period	$45.59		$44.20	$42.02	$42.25	$48.44		$46.63

Total Return(b)	3.14%		19.91%	9.31%	(2.30)%	12.77%		33.91%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$27,515		$28,308	$27,336	$31,405	$35,178		$34,234

Ratios to average net assets:
Net expenses	0.83	%**	0.85%	0.83%	0.76%	0.77	%(c)	0.80	%(c)
Gross expenses	0.83	%**	0.85%	0.83%	0.76%	0.77%		0.80%
Net investment income	0.70	%**	0.75%	1.16%	1.04%	0.99%		0.95%
Portfolio turnover rate	23%		80%	37%	37%	43%		40%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

8	Financial Highlights

State Street U.S. Equity V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Assets
Investments in securities, at fair value (cost $21,599,490)	$27,213,941
Short-term affiliated investments, at fair value	285,515
Cash	1,699
Income receivables	16,727
Receivable for fund shares sold	50,236
Income receivable from affiliated investments	602
Receivable for accumulated variation margin on futures	4,713
Other assets	3

Total Assets	27,573,436

Liabilities
Net cash collateral on futures contracts due to broker	4,715
Payable for investments purchased	11,456
Payable for fund shares redeemed	215
Payable to the Adviser	12,594
Payable to the Custodian	10,384
Accrued other expenses	18,787

Total liabilities	58,151

Net Assets	$27,515,285

Net Assets Consist of:
Capital paid in	$20,720,210
Undistributed (distributions in excess of) net investment income	97,755
Accumulated net realized gain	1,078,371
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	5,614,451
Futures	4,498

Net Assets	$27,515,285

Shares outstanding ($0.01 par value; unlimited shares authorized)	603,503
Net asset value per share	$45.59

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	9

State Street U.S. Equity V.I.S. Fund

Statement of Operations — For the period ended June 30, 2018 (Unaudited)

Investment Income
Income
Dividend	$209,171
Income from affiliated investments	5,291

Total income	214,462

Expenses
Advisory and administration fees	77,433
Directors’ fees	2,209
Custody and accounting expenses	16,682
Professional fees	14,360
Other expenses	6,023

Total Expenses	116,707

Net investment income	$97,755

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$869,883
Futures	(473)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(90,260)
Futures	4,027

Net realized and unrealized gain (loss) on investments	783,177

Net increase in net assets resulting from operations	$880,932

The accompanying Notes are an integral part of these financial statements.

10	Statement of Operations

State Street U.S. Equity V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018*	Year Ended December 31, 2017
Increase (Decrease) in Net Assets

Operations:
Net investment income	$97,755	$212,471
Net realized gain (loss) on investments and futures	869,410	3,495,066
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(86,233)	1,432,584

Net increase (decrease) from operations	880,932	5,140,121

Distributions to shareholders from:
Net investment income	—	(212,881)
Net realized gains	—	(3,271,930)

Total distributions	—	(3,484,811)

Increase (decrease) in assets from operations and distributions	880,932	1,655,310

Share transactions:
Proceeds from sale of shares	165,465	272,095
Value of distributions reinvested	—	3,484,811
Cost of shares redeemed	(1,839,028)	(4,440,611)

Net increase (decrease) from share transactions	(1,673,563)	(683,705)

Total increase (decrease) in net assets	(792,631)	971,605

Net Assets
Beginning of period	28,307,916	27,336,311

End of period	$27,515,285	$28,307,916

Undistributed (distributions in excess of) net investment income, end of period	$97,755	$—

Changes in Fund Shares
Shares sold	3,699	5,950
Issued for distributions reinvested	—	78,699
Shares redeemed	(40,626)	(94,827)

Net decrease in fund shares	(36,927)	(10,178)

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	11

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements — June 30, 2018 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the “Fund”), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

12	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the six-month period ended June 30, 2018.

Investment Transactions and Income Recognition   Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation   The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements	13

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Distributions  The Fund declares and pays any dividends from net investment income annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts   The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the six-month period ended June 30, 2018 the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

Futures Contracts	$—	$—	$—	$4,713	$—	$4,713

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

Futures Contracts	$—	$—	$—	$(473)	$—	$(473)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

Futures Contracts	$—	$—	$—	$4,027	$—	$4,027

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.

14	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Administrator, Sub-Administrator and Custodian Fees State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Due to Custodian In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended June 30, 2018 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the six-month period ended June 30, 2018 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$6,327,766	$7,119,742

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$22,010,467	$6,006,326	$512,839	$5,493,487

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless otherwise extended or renewed.

Notes to Financial Statements	15

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2018.

9.	Risks

Concentration Risk As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, and (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Fund’s website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, and (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Other Information	17

State Street U.S. Equity V.I.S. Fund

Other Information (Unaudited), continued

Disclosure for the Board of Directors’ Consideration of the Renewal of the Investment Advisory and Administration Agreement with SSGA Funds Management, Inc. on behalf of the State Street U.S. Equity V.I.S. Fund

At meetings of the Board of Directors (the “Board”) of State Street Variable Insurance Series Funds, Inc. (the “V.I.S. Funds”) held on May 16, 2018 and June 5, 2018 (the “Board Meetings”), the Board members, including the Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the V.I.S. Funds (“Independent Board Members”), considered and unanimously approved the continuance for an additional year of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) between SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and the V.I.S. Funds on behalf of each of its series portfolios, including the State Street U.S. Equity V.I.S. Fund (the “Fund”).

In considering whether to approve the continuance for an additional year of the Investment Advisory and Administration Agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by the Adviser. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment strategies and sizes, which was prepared by an independent third party provider, Broadridge Financial Solutions, Inc. (“Broadridge”). The Board members reviewed the fees charged by the Adviser for other mutual funds and investment products other than mutual funds that employ a similar investment strategy as the Fund. The Board had the opportunity to ask questions and request additional information in connection with its considerations.

Before approving the continuance of the Investment Advisory and Administration Agreement, the Independent Board Members reviewed the information provided with management of the Adviser and with their independent legal counsel. The Board also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The Independent Board Members discussed the proposed continuance of the Investment Advisory and Administration Agreement in detail during private sessions in advance of, and at, the Board Meetings with their independent legal counsel at which no representatives of the Adviser were present. The Independent Board Members and their independent legal counsel requested, and received and considered, additional information from the Adviser following the May 16, 2018 Board Meeting and prior to the June 5, 2018 Board Meeting.

In advance of the Board Meetings, and in response to their detailed requests, the Board members received from the Adviser written responses to their inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it provides to the Fund. The Directors took into account their multi-year experience as Directors and particularly their previous consideration of these types of agreements.

During the Board Meetings, the Board members had an opportunity to discuss this information with SSGA FM representatives, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in significant discussions.

In reaching its determinations relating to the continuance of the Investment Advisory and Administration Agreement, the Board considered those factors it deemed relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated the information provided to them, as well as the presentations and discussions that occurred at the Board Meetings, for the Fund, and their determinations were made separately in respect of the Fund from other series portfolios of the V.I.S Funds.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the continuance of the Investment Advisory and Administration Agreement with the Adviser on behalf of the Fund are as discussed below.

The Nature, Extent and Quality of Services Provided.

The Board reviewed the services provided to the Fund by the Adviser. The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board

18	Other Information

State Street U.S. Equity V.I.S. Fund

Other Information (Unaudited), continued

considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers (“Affiliated Service Providers”). Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

In light of the foregoing and other relevant information, the Board, including the Independent Board Members, concluded that the services provided by the Adviser continue to be satisfactory.

Investment Performance.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities index and peer and category groupings of mutual funds prepared by Broadridge with respect to various periods. The Board members also engaged in detailed discussions with SSGA FM management about its investment processes and performance results. These discussions focused on the Fund’s investment objective, the number and experience of portfolio management and supporting research personnel, the Fund’s investment style and approach employed, the likely market cycles for the Fund’s investment style and the Fund’s relative underperformance in the measurement periods shown. The Board members discussed the Adviser’s investment approach with respect to the Fund and reasons for the Fund’s relative underperformance in the measurement periods shown.

Taking these factors into consideration, the Board, including the Independent Board Members, expressed concern about the Fund’s performance and agreed to closely monitor performance.

Cost of the Services Provided And Profits Realized From The Relationship with the Fund.

The Directors considered the management fees paid to the Adviser by the Fund. The Board reviewed the level of profits realized by the Adviser and the Affiliated Service Providers in providing investment advisory and other services to the Fund. Information also was presented regarding the financial condition of the Adviser for various past periods. The Directors also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies. The Board also considered the various risks borne by SSGA FM and the Affiliated Service Providers in connection with their various roles in servicing the Fund, including enterprise, litigation, business, operational and entrepreneurial risk.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

The Extent to Which Economies of Scale Would Be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board considered the extent to which the Adviser and the Affiliated Service Providers, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund. The Board concluded that, in light of, among other considerations, the current size of the Fund, the level of profitability of the Adviser and the Affiliated Service Providers with respect to the Fund, and/or the comparative management fee and expense ratio of the Fund, it does not appear that the Adviser or the Affiliated Service Providers has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed management fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the services provided to the Fund by the Adviser, and the fees charged to the Fund for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to

Other Information	19

State Street U.S. Equity V.I.S. Fund

Other Information (Unaudited), continued

administrative services provided by SSGA FM, as compared to the expense ratios of a group of comparable mutual funds selected by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser. Among other information, the Board considered that, although the net and gross expense ratios were among the highest in the applicable Broadridge peer group ranges, the Fund’s advisory fee was within the applicable Broadridge peer group range.

In light of the foregoing, the Board, including the Independent Board Members, determined that the management fees, considered in relation to the services provided to the Fund, supported the Board’s approval of the continuance of the Investment Advisory and Administration Agreement.

Fall-Out Benefits.

The Board considered actual and potential financial benefits that the Adviser could derive from its relationship with the Fund, including the custody, fund accounting and sub-administration services being provided to the Fund by affiliates of the Adviser and, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board noted, however, that the Fund benefits from the vast array of resources available through SSGA FM, and that the Fund represents only a small portion of the assets managed by SSGA FM.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Directors, including the Independent Board Members, approved the continuance of the Investment Advisory and Administration Agreement for the Fund.

20	Other Information

Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Donna M. Rapaccioli

Jeanne M. La Porta

Officers

Jeanne M. La Porta, President

Arthur Jensen, Treasurer

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Bruce S. Rosenberg, Assistant Treasurer

Ann M. Carpenter, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Darlene Anderson-Vasquez, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2018

State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Semi-Annual Report

June 30, 2018 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Premier Growth Equity V.I.S. Fund

Fund Information — June 30, 2018 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $36,332 (in thousands) as of June 30, 2018 (a)(b)

Top Ten Largest Holdings

as of June 30, 2018 (as a % of Fair Value) (a)(b)

Apple Inc.	6.19%
Microsoft Corp.	5.45%
Alphabet Inc., Class C	5.18%
Amazon.com Inc.	5.17%
Visa Inc., Class A	4.83%
CME Group Inc.	3.78%
Facebook Inc., Class A	3.74%
The Charles Schwab Corp.	3.73%
United Rentals Inc.	3.46%
American Tower Corp.	3.29%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Premier Growth Equity V.I.S. Fund	1

State Street Premier Growth Equity V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2018 – June 30, 2018

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$1,056.60	$1,020.53
Expenses paid during the period*	$4.39	$4.31

*

Expenses are equal to the Fund’s annualized expense ratio of 0.86% (for the period January 1, 2018-June 30, 2018), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 96.3%†
Application Software - 4.5%
Intuit Inc.	2,302	470,310
salesforce.com Inc. (a)	8,472	1,155,581

		1,625,891

Biotechnology - 6.7%
Alexion Pharmaceuticals Inc. (a)	8,472	1,051,799
Biogen Inc. (a)	1,827	530,268
Vertex Pharmaceuticals Inc. (a)	4,973	845,211

		2,427,278

Cable & Satellite - 6.2%
Charter Communications Inc., Class A (a)	3,186	934,167
Comcast Corp., Class A	18,233	598,225
Liberty Global PLC, Class C (a)	27,625	735,101

		2,267,493

Data Processing & Outsourced Services - 5.0%
Mastercard Inc., Class A	368	72,319
Visa Inc., Class A	13,260	1,756,287

		1,828,606

Financial Exchanges & Data - 6.5%
CME Group Inc.	8,380	1,373,650
S&P Global Inc.	4,880	994,983

		2,368,633

Healthcare Distributors - 1.9%
Henry Schein Inc. (a)	9,595	696,981

Healthcare Equipment - 4.3%
Boston Scientific Corp. (a)	31,861	1,041,855
Medtronic PLC	6,207	531,381

		1,573,236

Healthcare Supplies - 2.3%
The Cooper Companies Inc.	3,592	845,736

Internet & Direct Marketing Retail - 5.2%
Amazon.com Inc. (a)	1,105	1,878,279

Internet Software & Services - 11.9%
Alibaba Group Holding Ltd. ADR (a)	2,947	546,757
Alphabet Inc., Class A (a)	460	519,428
Alphabet Inc., Class C (a)	1,686	1,880,986
Facebook Inc., Class A (a)	6,998	1,359,851

		4,307,022

	Number of Shares	Fair Value $
Investment Banking & Brokerage - 3.7%
The Charles Schwab Corp.	26,520	1,355,172

Movies & Entertainment - 2.7%
The Walt Disney Co.	9,209	965,195

Oil & Gas Equipment & Services - 1.7%
Schlumberger Ltd.	9,172	614,799

Pharmaceuticals - 2.7%
Allergan PLC	5,857	976,479

Regional Banks - 1.9%
First Republic Bank	6,998	677,337

Restaurants - 0.7%
Starbucks Corp.	4,972	242,882

Semiconductor Equipment - 2.8%
Applied Materials Inc. (b)	22,100	1,020,799

Semiconductors - 2.7%
Broadcom Inc.	4,052	983,177

Soft Drinks - 3.2%
PepsiCo Inc.	10,633	1,157,615

Specialized REITs - 3.3%
American Tower Corp.	8,288	1,194,881

Specialty Chemicals - 1.3%
Albemarle Corp.	4,972	469,009

Systems Software - 5.4%
Microsoft Corp.	20,074	1,979,497

Technology Hardware, Storage & Peripherals - 6.2%
Apple Inc.	12,140	2,247,235

Trading Companies & Distributors - 3.5%
United Rentals Inc. (a)	8,527	1,258,756

Total Common Stock (Cost $21,730,778)		34,961,988

Short-Term Investments - 3.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.86% (Cost $1,370,393) (c)(d)	1,370,393	1,370,393

Total Investments (Cost $23,101,171)		36,332,381

Liabilities in Excess of Other Assets, net - (0.1)%		(38,552)

NET ASSETS - 100.0%		36,293,829

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

S&P 500 Emini Index Futures	September 2018	3	415,844	$408,250	$(7,594)

During the period ended June 30, 2018, the Fund had average notional values of $272,076 and $97,097 on long and short futures contracts, respectively.

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Notes to Schedule of Investments — June 30, 2018 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2018.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$34,961,988	$—	$—	$34,961,988
Short-Term Investments	1,370,393	—	—	1,370,393

Total Investments in Securities	$36,332,381	$—	$—	$36,332,381

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(7,594)	$—	$—	$(7,594)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,093,520	$1,093,520	$3,692,153	$3,415,280	—	—	1,370,393	$1,370,393	$7,145	—

Notes to Schedule of Investments

State Street Premier Growth Equity V.I.S. Fund	5

State Street Premier Growth Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/18†		12/31/17	12/31/16	12/31/15*	12/31/14*		12/31/13*
Inception date								12/12/97

Net asset value, beginning of period	$99.23		$86.08	$94.07	$106.58	$107.84		$85.99

Income/(loss) from investment operations:
Net investment income	0.03	(a)	0.32 (a)	0.50	0.52	0.63		0.58
Net realized and unrealized gains/(losses) on investments	5.59		24.10	1.90	3.25	14.71		29.35

Total income from investment operations	5.62		24.42	2.40	3.77	15.34		29.93

Less distributions from:
Net investment income	—		0.34	0.48	0.53	0.58		0.58
Net realized gains	—		10.93	9.91	15.75	16.02		7.50

Total distributions	—		11.27	10.39	16.28	16.60		8.08

Net asset value, end of period	$104.85		$99.23	$86.08	$94.07	$106.58		$107.84

Total Return(b)	5.66%		28.34%	2.47%	3.30%	14.05%		34.88%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$36,294		$36,404	$33,219	$36,858	$39,944		$40,852

Ratios to average net assets:
Net expenses	0.86	%**	0.85%	0.84%	0.81%	0.81	%(c)	0.83	%(c)
Gross expenses	0.86	%**	0.85%	0.84%	0.81%	0.81%		0.83%
Net investment income	0.05	%**	0.31%	0.52%	0.46%	0.52%		0.54%
Portfolio turnover rate	11%		21%	22%	19%	19%		21%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

6	Financial Highlights

State Street Premier Growth Equity V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Assets
Investments in securities, at fair value (cost $21,730,778)	$34,961,988
Short-term affiliated investments, at fair value	1,370,393
Cash	315
Cash collateral on deposit with broker for future contracts	7,912
Income receivables	12,816
Income receivable from affiliated investments	1,621
Other assets	3

Total assets	36,355,048

Liabilities
Payable for fund shares redeemed	12,184
Payable for accumulated variation margin on futures	7,913
Payable to the Adviser	18,811
Payable to the Custodian	5,257
Accrued other expenses	17,054

Total liabilities	61,219

Net Assets	$36,293,829

Net Assets Consist Of:
Capital paid in	$20,779,054
Undistributed (distributions in excess of) net investment income	8,918
Accumulated net realized gain	2,282,241
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	13,231,210
Futures	(7,594)

Net Assets	$36,293,829

Shares outstanding ($0.01 par value; unlimited shares authorized)	346,134
Net asset value per share	$104.85

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	7

State Street Premier Growth Equity V.I.S. Fund

Statement of Operations — For the period ended June 30, 2018 (Unaudited)

Investment Income
Income
Dividend	$158,813
Income from affiliated investments	7,145

Total income	165,958

Expenses
Advisory and administration fees	119,018
Directors’ fees	2,769
Custody and accounting expenses	10,871
Professional fees	14,835
Other expenses	9,547

Total expenses	157,040

Net investment income	$8,918

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$2,173,617
Futures	14,068
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(161,868)
Futures	(7,423)

Net realized and unrealized gain (loss) on investments	2,018,394

Net increase in net assets resulting from operations	$2,027,312

The accompanying Notes are an integral part of these financial statements.

8	Statement of Operations

State Street Premier Growth Equity V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018*	Year Ended December 31, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment income	$8,918	$112,102
Net realized gain (loss) on investments and futures	2,187,685	3,745,553
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(169,291)	4,967,942

Net increase (decrease) from operations	2,027,312	8,825,597

Distributions to shareholders from:
Net investment income	—	(112,086)
Net realized gains	—	(3,610,073)

Total distributions	—	(3,722,159)

Increase (decrease) in assets from operations and distributions	2,027,312	5,103,438

Share transactions:
Proceeds from sale of shares	112,808	664,651
Value of distributions reinvested	—	3,722,159
Cost of shares redeemed	(2,250,238)	(6,305,076)

Net increase (decrease) from share transactions	(2,137,430)	(1,918,266)

Total increase (decrease) in net assets	(110,118)	3,185,172

Net Assets
Beginning of period	36,403,947	33,218,775

End of period	$36,293,829	$36,403,947

Undistributed (distributions in excess of) net investment income, end of period	$8,918	$—

Changes in Fund Shares
Shares sold	1,098	6,781
Issued for distributions reinvested	—	37,435
Shares redeemed	(21,844)	(63,263)

Net decrease in fund shares	(20,746)	(19,047)

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	9

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements — June 30, 2018 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the “Fund”), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation   The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

10	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the six-month period ended June 30, 2018.

Investment Transactions and Income Recognition   Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses   Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Distributions   The Fund declares and pays any dividends from net investment income annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts   The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Notes to Financial Statements	11

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the six-month period ended June 30, 2018 the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

Futures Contracts	$—	$—	$—	$(7,913)	$—	$(7,913)

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

Futures Contracts	$—	$—	$—	$14,068	$—	$14,068

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

Futures Contracts	$—	$—	$—	$(7,423)	$—	$(7,423)

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.

Administrator, Sub-Administrator and Custodian Fees  State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

12	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the six-month period ended June 30, 2018 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$3,965,813	$6,320,621

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$23,321,450	$13,553,539	$550,202	$13,003,337

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2018.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Notes to Financial Statements	13

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

14	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, and (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Fund’s website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, and (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Other Information	15

State Street Premier Growth Equity V.I.S. Fund

Other Information (Unaudited), continued

Disclosure for the Board of Directors’ Consideration of the Renewal of the Investment Advisory and Administration Agreement with SSGA Funds Management, Inc. on behalf of the State Street Premier Growth Equity V.I.S. Fund

At meetings of the Board of Directors (the “Board”) of State Street Variable Insurance Series Funds, Inc. (the “V.I.S. Funds”) held on May 16, 2018 and June 5, 2018 (the “Board Meetings”), the Board members, including the Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the V.I.S. Funds (“Independent Board Members”), considered and unanimously approved the continuance for an additional year of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) between SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and the V.I.S. Funds on behalf of each of its series portfolios, including the State Street Premier Growth Equity V.I.S. Fund (the “Fund”).

In considering whether to approve the continuance for an additional year of the Investment Advisory and Administration Agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by the Adviser. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment strategies and sizes, which was prepared by an independent third party provider, Broadridge Financial Solutions, Inc. (“Broadridge”). The Board members reviewed the fees charged by the Adviser for other mutual funds and investment products other than mutual funds that employ a similar investment strategy as the Fund. The Board had the opportunity to ask questions and request additional information in connection with its considerations.

Before approving the continuance of the Investment Advisory and Administration Agreement, the Independent Board Members reviewed the information provided with management of the Adviser and with their independent legal counsel. The Board also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The Independent Board Members discussed the proposed continuance of the Investment Advisory and Administration Agreement in detail during private sessions in advance of, and at, the Board Meetings with their independent legal counsel at which no representatives of the Adviser were present. The Independent Board Members and their independent legal counsel requested, and received and considered, additional information from the Adviser following the May 16, 2018 Board Meeting and prior to the June 5, 2018 Board Meeting.

In advance of the Board Meetings, and in response to their detailed requests, the Board members received from the Adviser written responses to their inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it provides to the Fund. The Directors took into account their multi-year experience as Directors and particularly their previous consideration of these types of agreements.

During the Board Meetings, the Board members had an opportunity to discuss this information with SSGA FM representatives, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in significant discussions.

In reaching its determinations relating to the continuance of the Investment Advisory and Administration Agreement, the Board considered those factors it deemed relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated the information provided to them, as well as the presentations and discussions that occurred at the Board Meetings, for the Fund, and their determinations were made separately in respect of the Fund from other series portfolios of the V.I.S Funds.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the continuance of the Investment Advisory and Administration Agreement with the Adviser on behalf of the Fund are as discussed below.

The Nature, Extent and Quality of Services Provided.

The Board reviewed the services provided to the Fund by the Adviser. The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board

16	Other Information

State Street Premier Growth Equity V.I.S. Fund

Other Information (Unaudited), continued

considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers (“Affiliated Service Providers”). Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

In light of the foregoing and other relevant information, the Board, including the Independent Board Members, concluded that the services provided by the Adviser continue to be satisfactory.

Investment Performance.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indices and peer and category groupings of mutual funds prepared by Broadridge with respect to various periods. The Board members also engaged in detailed discussions with SSGA FM management about its investment processes and performance results. These discussions focused on the Fund’s investment objective, the number and experience of portfolio management and supporting research personnel, the Fund’s investment style and approach employed, the likely market cycles for the Fund’s investment style and the Fund’s relative underperformance in recent periods but strong performance over the longer term.

Taking these factors into consideration, the Board, including the Independent Board Members, concluded that the Fund’s performance was acceptable overall.

Cost of the Services Provided And Profits Realized From The Relationship with the Fund.

The Directors considered the management fees paid to the Adviser by the Fund. The Board reviewed the level of profits realized by the Adviser and the Affiliated Service Providers in providing investment advisory and other services to the Fund. Information also was presented regarding the financial condition of the Adviser for various past periods. The Directors also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies. The Board also considered the various risks borne by SSGA FM and the Affiliated Service Providers in connection with their various roles in servicing the Fund, including enterprise, litigation, business, operational and entrepreneurial risk.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

The Extent to Which Economies of Scale Would Be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board considered the extent to which the Adviser and the Affiliated Service Providers, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund. The Board concluded that, in light of, among other considerations, the current size of the Fund, the level of profitability of the Adviser and the Affiliated Service Providers with respect to the Fund, and/or the comparative management fee and expense ratio of the Fund, it does not appear that the Adviser or the Affiliated Service Providers has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed management fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the services provided to the Fund by the Adviser, and the fees charged to the Fund for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to the expense ratios of a group of comparable mutual funds selected

Other Information	17

State Street Premier Growth Equity V.I.S. Fund

Other Information (Unaudited), continued

by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser. Among other information, the Board considered that the Fund’s advisory fee and expense ratios generally were within the applicable Broadridge peer group ranges.

In light of the foregoing, the Board, including the Independent Board Members, determined that the management fees, considered in relation to the services provided to the Fund, supported the Board’s approval of the continuance of the Investment Advisory and Administration Agreement.

Fall-Out Benefits.

The Board considered actual and potential financial benefits that the Adviser could derive from its relationship with the Fund, including the custody, fund accounting and sub-administration services being provided to the Fund by affiliates of the Adviser and, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board noted, however, that the Fund benefits from the vast array of resources available through SSGA FM, and that the Fund represents only a small portion of the assets managed by SSGA FM.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Directors, including the Independent Board Members, approved the continuance the Investment Advisory and Administration Agreement for the Fund.

18	Other Information

Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Donna M. Rapaccioli

Jeanne M. La Porta

Officers

Jeanne M. La Porta, President

Arthur Jensen, Treasurer

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Bruce S. Rosenberg, Assistant Treasurer

Ann M. Carpenter, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Darlene Anderson-Vasquez, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2018

State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Semi-Annual Report

June 30, 2018 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Income V.I.S. Fund

Fund Information — June 30, 2018 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $20,196 (in thousands) as of June 30, 2018 (a)(b)

Quality Ratings

as of June 30, 2018 as a % of Fair Value (a)(b)

Moody’s / S&P /Rating*	Percentage of Fair Value
Aaa / AAA	14.30%
Aa / AA	47.66%
A / A	8.36%
Baa / BBB	20.29%
Ba / BB and lower	8.77%
NR / Other	0.62%

100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investor Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Income V.I.S. Fund	1

State Street Income V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account value January 1, 2018	$1,000.00	$1,000.00
Ending Account value June 30, 2018	$974.80	$1,017.60
Expenses Paid During Period*	$7.10	$7.25

*

Expenses are equal to the Fund’s annualized expense ratio of 1.45% (for the period January 1, 2018-June 30, 2018), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments — June 30, 2018 (Unaudited)

	Principal Amount $	Fair Value $

Bonds and Notes - 97.6%†
U.S. Treasuries - 32.6%
U.S. Treasury Bonds
2.75% 11/15/42	55,000	52,861
3.13% 05/15/48	409,000	420,428
3.75% 11/15/43 (a)	149,000	169,331
4.50% 02/15/36 (a)	210,400	257,290
U.S. Treasury Notes
1.38% 12/15/19 (a)	726,400	715,061
1.50% 11/30/19 - 02/28/23	1,542,000	1,503,866
1.50% 08/15/20 (a)	567,000	554,730
2.25% 03/31/20 - 11/15/25	2,380,400	2,355,573
2.88% 05/15/28	427,900	428,833

		6,457,973

Agency Mortgage Backed - 12.5%
Federal Home Loan Mortgage Corp.
4.50% 06/01/33 - 02/01/35 (a)	4,270	4,466
5.00% 07/01/35 - 06/01/41 (a)	133,844	142,229
5.50% 05/01/20 - 01/01/38 (a)	48,079	51,491
6.00% 07/01/19 - 11/01/37 (a)	125,861	137,348
6.50% 02/01/29 (a)	62	69
6.93% 06/01/26 (a)(b)	60,000	76,107
7.00% 06/01/29 - 08/01/36 (a)	26,795	28,975
7.50% 01/01/30 - 09/01/33 (a)	4,226	4,420
8.00% 11/01/30 (a)	5,150	5,649
8.50% 04/01/30 (a)	5,922	6,945
Federal National Mortgage Assoc.
3.50% 11/01/42 - 08/01/45 (a)	68,705	68,865
4.00% 05/01/19 - 03/01/41 (a)	165,905	170,584
4.50% 05/01/19 - 01/01/41 (a)	308,988	324,417
5.00% 03/01/34 - 08/01/35 (a)	53,083	56,726
5.50% 06/01/20 - 01/01/39 (a)	178,428	192,131
6.00% 10/01/19 - 07/01/35 (a)	186,255	202,733
6.50% 01/01/19 - 08/01/34 (a)	27,783	30,547
7.00% 01/01/30 - 02/01/34 (a)	7,976	8,416
7.50% 11/01/22 - 12/01/33 (a)	21,048	22,041
8.00% 08/01/25 - 10/01/31 (a)	9,469	10,223
9.00% 12/01/22 (a)	344	362
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 3.97% 04/01/37 (a)(c)	955	975
Federal National Mortgage Assoc. TBA 3.00% TBA (d)	218,232	216,951
3.50% TBA (d)	249,084	252,061
Government National Mortgage Assoc. 4.00% 01/20/41 - 04/20/43 (a)	148,763	153,793
4.50% 08/15/33 - 03/20/41 (a)	110,217	115,719
6.00% 04/15/27 - 04/15/34 (a)	90,859	100,133
6.50% 04/15/19 - 08/15/34 (a)	42,859	47,212
7.00% 01/15/28 - 10/15/36 (a)	29,132	30,711

	Principal Amount $	Fair Value $
7.50% 11/15/31 (a)	238	239
9.00% 12/15/21 (a)	176	185
Government National Mortgage Assoc. 1.50% + 1 year CMT 3.13% 12/20/24 (a)(c)	892	902
3.38% 02/20/23 - 02/20/26 (a)(c)	2,710	2,742

		2,466,367

Agency Collateralized Mortgage Obligations - 0.4%
Federal Home Loan Mortgage Corp. 0.08% 09/25/43 (a)(c)(e)	475,243	1,105
Federal Home Loan Mortgage Corp. REMIC 3.50% 09/15/29 - 11/15/30 (a)(e)	54,422	4,207
5.50% 06/15/33 (a)(e)	21,911	4,306
7.50% 07/15/27 (a)(e)	2,082	300
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 4.53% 08/15/25 (a)(c)(e)	25,077	1,501
Federal Home Loan Mortgage Corp. STRIPS 1.47% 08/01/27 (f)(g)	256	232
8.00% 02/01/23 (e)	282	37
8.00% 07/01/24 (a)(e)	504	78
Federal National Mortgage Assoc. REMIC 0.51% 12/25/22 (a)(f)(g)	18	18
1.16% 12/25/42 (a)(c)(e)	26,273	1,013
5.00% 09/25/40 (a)(e)	24,242	2,552
7.00% 09/25/20 (a)	73	75
8.00% 05/25/22 (a)(e)	1	9
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 3.91% 07/25/38 (a)(c)(e)	7,760	774
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR 4.11% 06/25/48 (c)(e)	171,170	26,269
Federal National Mortgage Assoc. STRIPS 1.87% 12/25/34 (a)(f)(g)	18,381	15,473
4.50% 08/25/35 - 01/25/36 (a)(e)	23,046	4,142
5.00% 03/25/38 - 05/25/38 (a)(e)	13,012	2,640
5.50% 12/25/33 (a)(e)	5,556	1,259
6.00% 01/25/35 (a)(e)	9,153	1,774
7.50% 11/25/23 (a)(e)	3,700	498
8.00% 08/25/23 - 07/25/24 (a)(e)	1,561	266
8.50% 07/25/22 (a)(e)	23	2
9.00% 05/25/22 (a)(e)	22	2

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount $	Fair Value $

Government National Mortgage Assoc. REMIC 4.50% 08/16/39 (a)(e)	16,891	1,420
5.00% 09/20/38 (a)(e)	6,197	179
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR 4.71% 01/16/40 (a)(c)(e)	26,269	4,298

		74,429

Asset Backed - 2.2%
American Express Credit Account Master Trust 2017-6 2.04% 05/15/23 (a)	124,437	121,943
BA Credit Card Trust 2017-A2 1.84% 01/17/23 (a)	74,000	72,393
BA Credit Card Trust 2018-A1 2.70% 07/17/23	44,000	43,715
Citibank Credit Card Issuance Trust 2016-A1 1.75% 11/19/21 (a)	200,000	197,058

		435,109

Corporate Notes - 44.0%
21st Century Fox America Inc. 3.38% 11/15/26 (a)	7,000	6,708
4.50% 02/15/21 (a)	7,000	7,196
4.75% 11/15/46 (a)	4,000	4,138
6.65% 11/15/37 (a)	10,000	12,385
Abbott Laboratories 2.90% 11/30/21 (a)	15,000	14,765
3.75% 11/30/26 (a)	18,000	17,684
4.90% 11/30/46 (a)	8,000	8,612
AbbVie Inc. 2.00% 11/06/18 (a)	23,000	22,947
3.20% 05/14/26 (a)	8,000	7,476
4.45% 05/14/46 (a)	8,000	7,647
Acadia Healthcare Company Inc. 6.50% 03/01/24 (a)	17,000	17,382
Activision Blizzard Inc. 2.30% 09/15/21 (a)	37,000	35,760
AES Corp. 4.88% 05/15/23 (a)	31,000	30,922
Aetna Inc. 3.50% 11/15/24 (a)	16,000	15,549
Aflac Inc. 4.00% 10/15/46 (a)	5,000	4,699
Alexandria Real Estate Equities Inc. 4.70% 07/01/30 (a)	7,000	7,075

	Principal Amount $	Fair Value $
Alimentation Couche-Tard Inc. 2.70% 07/26/22 (a)(h)	10,000	9,621
3.55% 07/26/27 (a)(h)	10,000	9,458
4.50% 07/26/47 (a)(h)	6,000	5,646
Allergan Finance LLC 3.25% 10/01/22 (a)	12,000	11,662
Allergan Funding SCS 3.00% 03/12/20 (a)	24,000	23,882
3.45% 03/15/22 (a)	12,000	11,811
4.55% 03/15/35 (a)	7,000	6,646
4.75% 03/15/45 (a)	5,000	4,773
Allergan Sales LLC 5.00% 12/15/21 (a)(h)	24,000	24,832
Altria Group Inc. 2.95% 05/02/23 (a)	11,000	10,693
4.50% 05/02/43 (a)	3,000	2,888
Amazon.com Inc.
2.80% 08/22/24 (a)	9,000	8,674
3.15% 08/22/27 (a)	8,000	7,674
3.88% 08/22/37 (a)	6,000	5,863
4.05% 08/22/47 (a)	7,000	6,826
4.25% 08/22/57 (a)	7,000	6,898
Ameren Corp. 3.65% 02/15/26	7,000	6,798
American Axle & Manufacturing Inc. 6.25% 04/01/25 (a)	16,000	15,800
American Campus Communities Operating Partnership LP 4.13% 07/01/24 (a)	8,000	7,965
American Express Credit Corp. 2.25% 05/05/21 (a)	17,000	16,545
American International Group Inc.
4.50% 07/16/44 (a)	13,000	12,123
6.40% 12/15/20 (a)	7,000	7,502
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter) 5.75% 04/01/48 (a)(c)	10,000	9,810
American Tower Corp. (REIT)
3.38% 10/15/26 (a)	9,000	8,355
3.40% 02/15/19 (a)	36,000	36,106
American Water Capital Corp. 2.95% 09/01/27 (a)	12,000	11,278
Amgen Inc.
2.20% 05/22/19 (a)	38,000	37,791
2.65% 05/11/22 (a)	15,000	14,550
3.20% 11/02/27 (a)	11,000	10,300
4.56% 06/15/48 (a)	8,000	7,836
AMN Healthcare Inc. 5.13% 10/01/24 (a)(h)	23,000	22,310

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount $	Fair Value $

Anadarko Petroleum Corp.
4.85% 03/15/21 (a)	3,000	3,092
6.20% 03/15/40 (a)	9,000	10,130
6.60% 03/15/46 (a)	3,000	3,615
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20% 12/01/47 (a)	5,000	4,851
5.25% 01/15/25 (a)	66,000	67,597
5.50% 10/15/19 (a)	24,000	24,540
6.25% 10/15/22 (a)	16,000	16,570
Anheuser-Busch InBev Finance Inc. 3.65% 02/01/26 (a)	4,000	3,917
4.70% 02/01/36 (a)	9,000	9,108
4.90% 02/01/46 (a)	10,000	10,286
Anheuser-Busch InBev Worldwide Inc.
2.50% 07/15/22 (a)	31,000	29,948
4.00% 04/13/28 (a)	6,000	5,983
4.38% 04/15/38 (a)	9,000	8,755
4.60% 04/15/48 (a)	9,000	8,861
4.75% 04/15/58 (a)	7,000	6,878
Anthem Inc. 3.30% 01/15/23 (a)	12,000	11,693
Apache Corp. 5.10% 09/01/40 (a)	9,000	8,857
Apple Inc.
2.50% 02/09/22 (a)	9,000	8,827
2.85% 05/11/24 (a)	13,000	12,577
3.35% 02/09/27 (a)	9,000	8,795
3.45% 02/09/45 (a)	9,000	8,058
3.85% 08/04/46 (a)	9,000	8,561
4.25% 02/09/47 (a)	7,000	7,117
Applied Materials Inc.
3.30% 04/01/27 (a)	2,000	1,940
4.35% 04/01/47 (a)	5,000	5,000
Aptiv PLC 4.40% 10/01/46 (a)	9,000	8,395
Aramark Services Inc.
5.00% 02/01/28 (a)(h)	10,000	9,525
5.13% 01/15/24 (a)	21,000	21,000
Archer-Daniels-Midland Co. 2.50% 08/11/26 (a)	14,000	12,878
Arconic Inc.
5.13% 10/01/24 (a)	16,000	15,840
6.15% 08/15/20 (a)	5,000	5,200
Ascension Health 4.85% 11/15/53 (a)	10,000	11,246
AstraZeneca PLC
2.38% 11/16/20 (a)	8,000	7,848
3.38% 11/16/25 (a)	10,000	9,672

	Principal Amount $	Fair Value $
AT&T Inc.
3.00% 06/30/22 (a)	10,000	9,702
4.10% 02/15/28 (a)(h)	15,000	14,328
4.45% 04/01/24 (a)	15,000	15,171
4.50% 05/15/35 (a)	18,000	16,632
4.75% 05/15/46 (a)	8,000	7,137
4.80% 06/15/44 (a)	9,000	8,150
5.25% 03/01/37 (a)	11,000	10,843
5.45% 03/01/47 (a)	8,000	7,840
Athene Holding Ltd. 4.13% 01/12/28 (a)	10,000	9,215
Avangrid Inc. 3.15% 12/01/24 (a)	20,000	19,195
Bank of America Corp.
2.65% 04/01/19 (a)	23,000	22,976
3.95% 04/21/25 (a)	17,000	16,648
4.25% 10/22/26 (a)	8,000	7,898
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter) 2.37% 07/21/21 (a)(c)	14,000	13,719
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter) 3.12% 01/20/23 (a)(c)	18,000	17,697
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter) 3.37% 01/23/26 (a)(c)	27,000	25,961
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter) 3.42% 12/20/28 (a)(c)	9,000	8,482
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter) 3.95% 01/23/49 (a)(c)	13,000	11,747
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter) 4.24% 04/24/38 (a)(c)	19,000	18,436
Bank of America Corp. 3.63% + 3 month USD LIBOR 5.99% 12/31/49 (a)(c)	11,000	11,045
Barrick North America Finance LLC 5.70% 05/30/41 (a)	5,000	5,457
BAT Capital Corp.
2.30% 08/14/20 (a)(h)	11,000	10,761
2.76% 08/15/22 (a)(h)	9,000	8,629
3.56% 08/15/27 (a)(h)	8,000	7,450

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount $	Fair Value $

4.39% 08/15/37 (a)(h)	7,000	6,551
4.54% 08/15/47 (a)(h)	6,000	5,613
Baxalta Inc. 2.88% 06/23/20 (a)	16,000	15,817
Becton Dickinson and Co.
2.89% 06/06/22 (a)	14,000	13,500
3.70% 06/06/27 (a)	25,000	23,685
3.73% 12/15/24 (a)	2,000	1,953
4.67% 06/06/47 (a)	3,000	2,914
4.69% 12/15/44 (a)	2,000	1,937
Berkshire Hathaway Energy Co.
2.40% 02/01/20 (a)	17,000	16,852
3.25% 04/15/28 (a)	8,000	7,624
3.80% 07/15/48 (a)	7,000	6,403
6.13% 04/01/36 (a)	9,000	11,111
Berry Global Inc. 5.13% 07/15/23 (a)	25,000	24,782
Biogen Inc. 2.90% 09/15/20 (a)	7,000	6,963
BNP Paribas S.A. 5.00% 01/15/21 (a)	7,000	7,274
Boston Scientific Corp. 4.00% 03/01/28 (a)	11,000	10,759
BP Capital Markets PLC
2.52% 01/15/20 (a)	7,000	6,955
3.22% 11/28/23 (a)	21,000	20,613
3.28% 09/19/27 (a)	10,000	9,622
Brighthouse Financial Inc. 3.70% 06/22/27 (a)	2,000	1,780
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20% 01/15/21 (a)	7,000	6,779
2.65% 01/15/23 (a)	5,000	4,715
3.13% 01/15/25 (a)	7,000	6,491
3.88% 01/15/27 (a)	6,000	5,683
Brown-Forman Corp. 4.00% 04/15/38 (a)	4,000	3,987
Buckeye Partners LP 5.60% 10/15/44 (a)	10,000	8,965
Bunge Limited Finance Corp. 3.75% 09/25/27 (a)	7,000	6,585
Campbell Soup Co. 3.30% 03/15/21 (a)	18,000	17,924
Canadian Natural Resources Ltd.
3.85% 06/01/27 (a)	5,000	4,876
4.95% 06/01/47 (a)	4,000	4,165
Capital One Financial Corp.
3.75% 07/28/26 (a)	9,000	8,370
4.20% 10/29/25 (a)	9,000	8,748
Cardinal Health Inc.
2.62% 06/15/22 (a)	6,000	5,750

	Principal Amount $	Fair Value $
3.08% 06/15/24 (a)	8,000	7,546
3.41% 06/15/27 (a)	3,000	2,753
4.37% 06/15/47 (a)	4,000	3,519
Caterpillar Financial Services Corp. 2.55% 11/29/22 (a)	21,000	20,315
Caterpillar Inc. 3.80% 08/15/42 (a)	6,000	5,733
Catholic Health Initiatives
2.60% 08/01/18 (a)	15,000	15,000
4.35% 11/01/42 (a)	16,000	15,146
CBL & Associates LP 4.60% 10/15/24 (a)	15,000	12,338
CBS Corp.
2.50% 02/15/23 (a)	9,000	8,458
2.90% 01/15/27 (a)	9,000	8,014
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00% 02/01/28 (a)(h)	23,000	21,075
5.88% 04/01/24 (a)(h)	15,000	15,037
Celgene Corp.
3.45% 11/15/27 (a)	2,000	1,841
4.55% 02/20/48 (a)	8,000	7,296
5.00% 08/15/45 (a)	7,000	6,816
Cenovus Energy Inc.
4.25% 04/15/27 (a)	3,000	2,891
5.40% 06/15/47 (a)	3,000	2,947
CenterPoint Energy Inc. 2.50% 09/01/22 (a)	12,000	11,523
CenturyLink Inc. 5.80% 03/15/22 (a)	30,000	29,700
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.13% 12/15/21 (a)(h)	22,000	21,864
CF Industries Inc.
5.15% 03/15/34 (a)	15,000	13,912
7.13% 05/01/20 (a)	16,000	16,870
Charles River Laboratories International Inc. 5.50% 04/01/26 (a)(h)	18,000	17,977
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58% 07/23/20 (a)	24,000	23,969
4.91% 07/23/25 (a)	9,000	9,088
5.38% 05/01/47 (a)	9,000	8,273
5.75% 04/01/48 (a)	5,000	4,839
6.38% 10/23/35 (a)	5,000	5,234
6.48% 10/23/45 (a)	7,000	7,384
Chevron Corp.
2.42% 11/17/20 (a)	7,000	6,921
3.19% 06/24/23 (a)	10,000	9,944

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount $	Fair Value $

Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP 3.70% 06/01/28 (a)(h)	16,000	15,828
Church & Dwight Company Inc. 2.45% 08/01/22 (a)	7,000	6,706
Cigna Corp.
3.25% 04/15/25 (a)	15,000	14,113
3.88% 10/15/47 (a)	8,000	6,825
Cimarex Energy Co. 3.90% 05/15/27 (a)	2,000	1,924
Cinemark USA Inc. 4.88% 06/01/23 (a)	18,000	17,597
Cisco Systems Inc. 2.20% 02/28/21 (a)	28,000	27,454
Citigroup Inc.
2.05% 12/07/18 (a)	41,000	40,900
2.40% 02/18/20 (a)	18,000	17,776
2.70% 10/27/22 (a)	12,000	11,525
2.90% 12/08/21 (a)	16,000	15,672
4.40% 06/10/25 (a)	7,000	6,974
4.45% 09/29/27 (a)	6,000	5,897
4.75% 05/18/46 (a)	9,000	8,605
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter) 2.88% 07/24/23 (a)(c)	11,000	10,608
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter) 3.88% 01/24/39 (a)(c)	7,000	6,376
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter) 4.28% 04/24/48 (a)(c)	14,000	13,293
CME Group Inc. 3.75% 06/15/28 (a)	15,000	15,134
CMS Energy Corp. 4.88% 03/01/44 (a)	21,000	22,314
CNA Financial Corp.
3.45% 08/15/27 (a)	9,000	8,382
5.88% 08/15/20 (a)	32,000	33,599
CNH Industrial Capital LLC
3.38% 07/15/19 (a)	10,000	9,981
4.38% 11/06/20 (a)	8,000	8,095
4.88% 04/01/21 (a)	10,000	10,263
CNH Industrial N.V. 4.50% 08/15/23 (a)	17,000	17,092
Columbia Pipeline Group Inc. 3.30% 06/01/20 (a)	11,000	10,947
Comcast Corp.
3.38% 08/15/25 (a)	9,000	8,619

	Principal Amount $	Fair Value $
3.97% 11/01/47 (a)	17,000	14,965
4.20% 08/15/34 (a)	10,000	9,543
4.60% 08/15/45 (a)	6,000	5,785
Concho Resources Inc.
3.75% 10/01/27 (a)	5,000	4,809
4.30% 08/15/28 (a)(d)	15,000	15,059
4.88% 10/01/47 (a)	6,000	6,057
ConocoPhillips Co. 5.95% 03/15/46 (a)	5,000	6,236
Consolidated Edison Company of New York Inc. 2.90% 12/01/26 (a)	14,000	13,101
Constellation Brands Inc.
2.70% 05/09/22 (a)	9,000	8,707
4.50% 05/09/47 (a)	5,000	4,782
Continental Resources Inc. 4.50% 04/15/23 (a)	8,000	8,114
Corning Inc. 4.38% 11/15/57 (a)	8,000	7,036
Corporation Andina de Fomento
2.20% 07/18/20 (a)	16,000	15,705
4.38% 06/15/22 (a)	69,000	71,587
Crane Co. 4.20% 03/15/48 (a)	5,000	4,751
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75% 02/01/26 (a)(h)	5,000	4,747
CSX Corp. 4.50% 08/01/54 (a)	11,000	10,478
CVS Health Corp.
2.25% 08/12/19 (a)	17,000	16,869
3.13% 03/09/20 (a)	51,000	50,959
3.35% 03/09/21 (a)	51,000	50,952
3.70% 03/09/23 (a)	13,000	12,905
3.88% 07/20/25 (a)	9,000	8,794
4.10% 03/25/25 (a)	13,000	12,935
4.30% 03/25/28 (a)	13,000	12,821
4.78% 03/25/38 (a)	13,000	12,837
5.05% 03/25/48 (a)	8,000	8,130
D.R. Horton Inc. 2.55% 12/01/20 (a)	16,000	15,670
Daimler Finance North America LLC 2.38% 08/01/18 (a)(h)	150,000	149,960
Dana Financing Luxembourg Sarl 6.50% 06/01/26 (a)(h)	15,000	15,225
Dell International LLC/EMC Corp.
3.48% 06/01/19 (a)(h)	32,000	32,084
5.45% 06/15/23 (a)(h)	9,000	9,418
6.02% 06/15/26 (a)(h)	9,000	9,457
8.10% 07/15/36 (a)(h)	2,000	2,338
8.35% 07/15/46 (a)(h)	6,000	7,240

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount $	Fair Value $

Deutsche Bank AG 2.70% 07/13/20 (a)	16,000	15,581
Devon Energy Corp.
4.00% 07/15/21 (a)	20,000	20,284
5.00% 06/15/45 (a)	8,000	8,128
Diageo Investment Corp. 2.88% 05/11/22 (a)	20,000	19,692
Discovery Communications LLC
2.20% 09/20/19 (a)	13,000	12,865
3.95% 03/20/28 (a)	9,000	8,528
5.00% 09/20/37 (a)	5,000	4,831
5.20% 09/20/47 (a)	2,000	1,934
Dollar Tree Inc.
3.70% 05/15/23 (a)	13,000	12,881
4.00% 05/15/25 (a)	13,000	12,712
Dominion Energy Inc.
2.50% 12/01/19 (a)	16,000	15,865
2.58% 07/01/20 (a)	11,000	10,843
3.63% 12/01/24 (a)	8,000	7,849
DTE Energy Co.
2.85% 10/01/26 (a)	11,000	10,038
3.85% 12/01/23 (a)	9,000	9,040
Duke Energy Corp. 3.75% 09/01/46 (a)	5,000	4,422
Duke Energy Progress LLC 4.15% 12/01/44 (a)	11,000	10,917
Duke Realty LP
3.25% 06/30/26 (a)	8,000	7,517
3.38% 12/15/27 (a)	7,000	6,522
Duquesne Light Holdings Inc. 3.62% 08/01/27 (a)(h)	13,000	12,315
Eastman Chemical Co. 3.60% 08/15/22 (a)	9,000	8,980
Eaton Corp. 3.10% 09/15/27 (a)	8,000	7,478
Ecolab Inc.
3.25% 12/01/27 (a)	8,000	7,652
3.95% 12/01/47 (a)	6,000	5,736
Ecopetrol S.A.
5.88% 05/28/45 (a)	16,000	15,125
7.63% 07/23/19	7,000	7,314
Edison International 4.13% 03/15/28 (a)	9,000	8,862
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR 2.89% 05/01/20 (a)(c)	13,000	13,044
Electricite de France S.A. 2.15% 01/22/19 (a)(h)	46,000	45,861
Eli Lilly & Co. 3.70% 03/01/45 (a)	4,000	3,784
EMC Corp. 2.65% 06/01/20 (a)	39,000	37,783

	Principal Amount $	Fair Value $
Emera US Finance LP 4.75% 06/15/46 (a)	5,000	4,929
Enbridge Energy Partners LP 5.50% 09/15/40 (a)	6,000	6,276
Encana Corp. 3.90% 11/15/21 (a)	16,000	16,100
Energy Transfer Equity LP 5.88% 01/15/24 (a)	56,000	57,470
Energy Transfer Partners LP
4.20% 09/15/23 (a)	6,000	6,006
4.95% 06/15/28 (a)	5,000	4,999
5.80% 06/15/38 (a)	9,000	8,926
6.00% 06/15/48 (a)	9,000	9,028
6.50% 02/01/42 (a)	12,000	12,485
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50% 11/01/23 (a)	8,000	8,071
Entergy Louisiana LLC
3.05% 06/01/31 (a)	11,000	10,029
4.00% 03/15/33 (a)	5,000	5,004
Enterprise Products Operating LLC
3.95% 02/15/27 (a)	11,000	10,924
4.25% 02/15/48 (a)	12,000	11,155
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter) 5.25% 08/16/77 (a)(c)	7,000	6,509
Envision Healthcare Corp. 6.25% 12/01/24 (a)(h)	16,000	17,040
EOG Resources Inc. 4.10% 02/01/21 (a)	16,000	16,326
EPR Properties 4.95% 04/15/28 (a)	8,000	7,807
EQT Corp. 3.90% 10/01/27 (a)	8,000	7,464
EQT Midstream Partners LP
4.75% 07/15/23 (a)	7,000	6,995
5.50% 07/15/28 (a)	7,000	7,019
ERP Operating LP 4.50% 07/01/44 (a)	9,000	9,144
Exelon Corp.
3.50% 06/01/22 (a)	11,000	10,884
4.45% 04/15/46 (a)	9,000	8,771
Express Scripts Holding Co.
3.40% 03/01/27 (a)	9,000	8,239
4.80% 07/15/46 (a)	6,000	5,714
Exxon Mobil Corp. 2.22% 03/01/21 (a)	11,000	10,715
FedEx Corp. 4.10% 02/01/45 (a)	2,000	1,823

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount $	Fair Value $

FirstEnergy Corp.
3.90% 07/15/27 (a)	6,000	5,828
4.85% 07/15/47 (a)	7,000	7,169
Florida Power & Light Co. 4.13% 02/01/42 (a)	17,000	17,162
Ford Motor Co. 4.35% 12/08/26 (a)	14,000	13,705
Frontier Communications Corp. 7.13% 03/15/19 (a)	26,000	26,195
GameStop Corp. 6.75% 03/15/21 (a)(h)	40,000	40,400
General Dynamics Corp.
2.13% 08/15/26 (a)	9,000	8,078
2.88% 05/11/20 (a)	18,000	17,982
3.00% 05/11/21 (a)	24,000	23,920
3.38% 05/15/23 (a)	15,000	15,031
3.50% 05/15/25 (a)	12,000	11,997
3.75% 05/15/28 (a)	12,000	12,119
General Mills Inc.
3.20% 04/16/21 (a)	15,000	14,926
3.70% 10/17/23 (a)	11,000	10,884
4.55% 04/17/38 (a)	3,000	2,870
4.70% 04/17/48 (a)	8,000	7,614
General Motors Co. 5.20% 04/01/45 (a)	5,000	4,613
General Motors Financial Company Inc.
2.35% 10/04/19 (a)	17,000	16,857
3.15% 01/15/20 (a)	22,000	21,965
3.20% 07/13/20 (a)	9,000	8,951
3.55% 04/09/21 (a)	24,000	23,938
5.25% 03/01/26 (a)	21,000	21,716
Georgia-Pacific LLC 3.60% 03/01/25 (a)(h)	5,000	4,977
Gilead Sciences Inc.
2.55% 09/01/20 (a)	7,000	6,915
2.95% 03/01/27 (a)	3,000	2,805
3.50% 02/01/25 (a)	8,000	7,887
3.65% 03/01/26 (a)	6,000	5,924
4.15% 03/01/47 (a)	9,000	8,601
GlaxoSmithKline Capital Inc.
3.38% 05/15/23 (a)	15,000	14,997
3.63% 05/15/25 (a)	12,000	11,996
3.88% 05/15/28 (a)	8,000	8,072
GlaxoSmithKline Capital PLC 3.13% 05/14/21 (a)	12,000	12,011
Glencore Funding LLC 2.50% 01/15/19 (a)(h)	33,000	32,904
Goldman Sachs Bank USA 3.20% 06/05/20 (a)	13,000	13,062
H&E Equipment Services Inc. 5.63% 09/01/25 (a)	23,000	22,597

	Principal Amount $	Fair Value $
Halliburton Co.
3.80% 11/15/25 (a)	11,000	10,917
5.00% 11/15/45 (a)	8,000	8,517
HCA Inc. 4.75% 05/01/23 (a)	40,000	39,800
Hess Corp.
5.60% 02/15/41 (a)	6,000	6,068
5.80% 04/01/47 (a)	4,000	4,142
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (a)	7,000	6,950
Highwoods Realty LP 4.13% 03/15/28 (a)	9,000	8,836
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/01/25 (a)(h)	24,000	24,000
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter) 6.50% 12/31/99 (a)(c)	15,000	14,389
Hyundai Capital America 3.10% 04/05/22 (a)(h)	7,000	6,829
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.00% 08/01/20 (a)	24,000	24,346
Ingersoll-Rand Luxembourg Finance S.A. 3.55% 11/01/24 (a)	13,000	12,794
Intel Corp.
2.60% 05/19/26 (a)	16,000	14,929
2.88% 05/11/24 (a)	7,000	6,782
International Paper Co. 4.40% 08/15/47 (a)	9,000	8,220
Interstate Power & Light Co. 3.40% 08/15/25 (a)	9,000	8,751
j2 Cloud Services LLC/j2 Global Co-Obligor Inc. 6.00% 07/15/25 (a)(h)	14,000	14,175
Jabil Inc. 3.95% 01/12/28 (a)	10,000	9,550
JBS USA LUX S.A./JBS USA Finance Inc. 6.75% 02/15/28 (a)(h)	15,000	14,119
Jefferies Group LLC
5.13% 01/20/23 (a)	15,000	15,603
6.50% 01/20/43 (a)	16,000	16,582
Johnson & Johnson
2.63% 01/15/25 (a)	24,000	23,002
3.63% 03/03/37 (a)	9,000	8,803
Johnson Controls International PLC 4.50% 02/15/47 (a)	7,000	6,750
JPMorgan Chase & Co.
2.30% 08/15/21 (a)	31,000	30,002

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount $	Fair Value $

2.55% 10/29/20 (a)	20,000	19,662
3.30% 04/01/26 (a)	11,000	10,504
3.63% 12/01/27 (a)	9,000	8,470
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter) 3.51% 01/23/29 (a)(c)	9,000	8,517
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88% 07/24/38 (a)(c)	8,000	7,378
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter) 3.90% 01/23/49 (a)(c)	5,000	4,501
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter) 4.01% 04/23/29 (a)(c)	27,000	26,654
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter) 4.03% 07/24/48 (a)(c)	7,000	6,383
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter) 4.63% 12/31/99 (a)(c)	13,000	12,019
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10% 10/29/49 (a)(c)	48,000	49,565
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR 5.83% 12/29/49 (a)(c)	15,000	15,136
Kinder Morgan Energy Partners LP
3.50% 03/01/21 (a)	7,000	6,986
5.30% 09/15/20 (a)	8,000	8,315
6.38% 03/01/41 (a)	9,000	9,630
Kinder Morgan Inc.
3.05% 12/01/19 (a)	8,000	7,985
4.30% 03/01/28 (a)	15,000	14,590
5.05% 02/15/46 (a)	9,000	8,509
5.55% 06/01/45 (a)	13,000	13,100
Kraft Heinz Foods Co. 4.38% 06/01/46 (a)	8,000	6,930

	Principal Amount $	Fair Value $
Kreditanstalt fuer Wiederaufbau 4.50% 07/16/18 (a)	85,000	85,074
L Brands Inc. 5.25% 02/01/28 (a)	15,000	13,295
Lamb Weston Holdings Inc. 4.63% 11/01/24 (a)(h)	23,000	22,396
Lee Enterprises Inc. 9.50% 03/15/22 (a)(h)	27,000	28,198
Lennar Corp. 4.75% 05/30/25 - 11/29/27 (a)	34,000	32,191
Levi Strauss & Co. 5.00% 05/01/25 (a)	26,000	25,904
Lincoln National Corp.
3.63% 12/12/26 (a)	10,000	9,518
3.80% 03/01/28 (a)	8,000	7,632
4.35% 03/01/48 (a)	9,000	8,331
Lithia Motors Inc. 5.25% 08/01/25 (a)(h)	19,000	18,525
LYB International Finance BV 4.88% 03/15/44 (a)	7,000	6,961
Macy’s Retail Holdings Inc. 4.30% 02/15/43 (a)	6,000	4,669
Maple Escrow Subsidiary Inc.
3.55% 05/25/21 (a)(h)	51,000	51,026
4.06% 05/25/23 (a)(h)	15,000	15,053
4.60% 05/25/28 (a)(h)	12,000	12,044
5.09% 05/25/48 (a)(h)	12,000	12,091
Marathon Oil Corp.
2.70% 06/01/20 (a)	19,000	18,752
3.85% 06/01/25 (a)	9,000	8,863
Marathon Petroleum Corp. 3.63% 09/15/24 (a)	9,000	8,801
Marsh & McLennan Companies Inc. 3.50% 03/10/25 (a)	13,000	12,738
Masco Corp. 3.50% 11/15/27 (a)	6,000	5,534
McDonald’s Corp.
3.70% 01/30/26 (a)	7,000	6,954
4.88% 12/09/45 (a)	8,000	8,388
Medtronic Inc.
2.50% 03/15/20 (a)	18,000	17,869
4.63% 03/15/45 (a)	8,000	8,484
Memorial Sloan-Kettering Cancer Center 4.13% 07/01/52 (a)	18,000	18,154
Merck & Company Inc. 2.75% 02/10/25 (a)	13,000	12,427
MetLife Inc.
4.05% 03/01/45 (a)	3,000	2,791
4.72% 12/15/44 (a)	11,000	11,293
MGM Resorts International
4.63% 09/01/26 (a)	16,000	14,821

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount $	Fair Value $

5.75% 06/15/25 (a)	20,000	19,926
6.63% 12/15/21 (a)	17,000	17,914
Microsoft Corp.
1.55% 08/08/21 (a)	16,000	15,348
2.40% 08/08/26 (a)	14,000	12,943
3.45% 08/08/36 (a)	9,000	8,639
4.00% 02/12/55 (a)	9,000	8,978
4.10% 02/06/37 (a)	8,000	8,314
4.25% 02/06/47 (a)	9,000	9,531
4.50% 02/06/57 (a)	5,000	5,423
Molina Healthcare Inc. 4.88% 06/15/25 (a)(h)	32,000	31,000
Molson Coors Brewing Co.
2.10% 07/15/21 (a)	11,000	10,548
4.20% 07/15/46 (a)	8,000	7,163
Monsanto Co. 4.70% 07/15/64 (a)	5,000	4,388
Morgan Stanley
2.45% 02/01/19 (a)	54,000	53,906
2.63% 11/17/21 (a)	26,000	25,289
2.65% 01/27/20 (a)	25,000	24,820
2.75% 05/19/22 (a)	14,000	13,575
3.70% 10/23/24 (a)	9,000	8,886
3.95% 04/23/27 (a)	26,000	24,822
5.00% 11/24/25 (a)	16,000	16,566
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter) 3.77% 01/24/29 (a)(c)	9,000	8,678
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97% 07/22/38 (a)(c)	9,000	8,296
MPLX LP
3.38% 03/15/23 (a)	9,000	8,800
4.50% 04/15/38 (a)	8,000	7,403
4.70% 04/15/48 (a)	8,000	7,427
5.20% 03/01/47 (a)	4,000	3,939
Murphy Oil Corp. 5.75% 08/15/25 (a)	56,000	55,720
Mylan Inc.
4.55% 04/15/28 (a)(h)	12,000	11,722
5.20% 04/15/48 (a)(h)	7,000	6,765
Mylan N.V.
3.15% 06/15/21 (a)	9,000	8,902
3.95% 06/15/26 (a)	8,000	7,645
National Retail Properties Inc. 4.00% 11/15/25 (a)	14,000	13,723
Navient Corp.
6.75% 06/15/26 (a)	15,000	14,658
8.00% 03/25/20 (a)	31,000	32,705

	Principal Amount $	Fair Value $
Newell Brands Inc.
3.85% 04/01/23 (a)	9,000	8,866
5.50% 04/01/46 (a)	8,000	7,833
Newfield Exploration Co. 5.38% 01/01/26 (a)	23,000	23,517
Newmont Mining Corp. 4.88% 03/15/42 (a)	9,000	9,000
Nexen Energy ULC 6.40% 05/15/37 (a)	9,000	11,019
NGPL PipeCo LLC 4.88% 08/15/27 (a)(h)	2,000	1,975
Noble Energy Inc.
3.90% 11/15/24 (a)	13,000	12,817
5.05% 11/15/44 (a)	3,000	2,998
Nordstrom Inc. 5.00% 01/15/44 (a)	2,000	1,840
Northern States Power Co. 2.20% 08/15/20 (a)	45,000	44,308
Northrop Grumman Corp.
2.08% 10/15/20 (a)	7,000	6,841
2.55% 10/15/22 (a)	7,000	6,748
2.93% 01/15/25 (a)	8,000	7,594
3.25% 01/15/28 (a)	8,000	7,531
3.85% 04/15/45 (a)	6,000	5,456
4.03% 10/15/47 (a)	8,000	7,488
Novartis Capital Corp. 3.00% 11/20/25 (a)	3,000	2,892
NRG Energy Inc. 6.25% 07/15/22 (a)	26,000	26,757
Nucor Corp.
3.95% 05/01/28 (a)	12,000	11,983
4.13% 09/15/22 (a)	8,000	8,216
Nutrien Ltd.
4.00% 12/15/26 (a)	5,000	4,830
4.90% 06/01/43 (a)	6,000	5,968
Occidental Petroleum Corp.
4.10% 02/15/47 (a)	8,000	7,843
4.20% 03/15/48 (a)	5,000	4,979
Olin Corp. 5.00% 02/01/30 (a)	23,000	21,735
Omnicom Group Inc./Omnicom Capital Inc. 3.63% 05/01/22 (a)	13,000	12,934
Oncor Electric Delivery Company LLC 3.80% 09/30/47 (a)	2,000	1,911
Oracle Corp.
1.90% 09/15/21 (a)	16,000	15,387
2.40% 09/15/23 (a)	8,000	7,590
3.25% 11/15/27 (a)	9,000	8,618
3.80% 11/15/37 (a)	5,000	4,729
4.00% 07/15/46 - 11/15/47 (a)	14,000	13,216

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount $	Fair Value $

Oshkosh Corp. 5.38% 03/01/25 (a)	10,000	10,250
Owens Corning 4.40% 01/30/48 (a)	5,000	4,169
Pacific Gas & Electric Co. 3.40% 08/15/24 (a)	68,000	63,885
PacifiCorp 6.25% 10/15/37 (a)	8,000	10,244
Packaging Corporation of America 3.40% 12/15/27 (a)	5,000	4,720
Parker-Hannifin Corp. 3.25% 03/01/27 (a)	34,000	32,800
Party City Holdings Inc. 6.13% 08/15/23 (a)(h)	8,000	8,040
Penske Automotive Group Inc. 5.38% 12/01/24 (a)	19,000	18,810
PepsiCo Inc. 3.45% 10/06/46 (a)	6,000	5,359
Petroleos Mexicanos
5.35% 02/12/28 (a)(h)	10,000	9,450
5.63% 01/23/46 (a)	10,000	8,504
6.35% 02/12/48 (a)(h)	10,000	9,010
6.38% 01/23/45 (a)	12,000	11,016
6.50% 03/13/27 (a)	25,000	25,589
6.75% 09/21/47 (a)	20,000	18,871
Pfizer Inc.
3.00% 12/15/26 (a)	9,000	8,653
4.13% 12/15/46 (a)	9,000	9,073
4.40% 05/15/44 (a)	6,000	6,251
Philip Morris International Inc. 4.13% 03/04/43 (a)	9,000	8,346
Phillips 66 3.90% 03/15/28 (a)	13,000	12,745
Phillips 66 Partners LP
3.75% 03/01/28 (a)	7,000	6,551
4.68% 02/15/45 (a)	8,000	7,473
Pilgrim’s Pride Corp. 5.88% 09/30/27 (a)(h)	15,000	13,950
Plains All American Pipeline LP/PAA Finance Corp.
4.70% 06/15/44 (a)	8,000	7,040
5.75% 01/15/20 (a)	8,000	8,260
PPL Capital Funding Inc. 3.10% 05/15/26 (a)	23,000	21,414
Precision Castparts Corp. 4.38% 06/15/45 (a)	12,000	12,457
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter) 4.50% 09/15/47 (a)(c)	8,000	7,344

	Principal Amount $	Fair Value $
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter) 5.38% 05/15/45 (a)(c)	15,000	14,908
Public Service Company of Colorado 3.70% 06/15/28 (a)	15,000	15,087
Public Service Electric & Gas Co. 2.38% 05/15/23 (a)	47,000	44,868
PulteGroup Inc. 5.50% 03/01/26 (a)	20,000	19,900
QUALCOMM Inc.
2.90% 05/20/24 (a)	2,000	1,889
3.00% 05/20/22 (a)	5,000	4,923
3.25% 05/20/27 (a)	2,000	1,864
4.30% 05/20/47 (a)	5,000	4,662
Range Resources Corp. 5.00% 08/15/22 (a)	23,000	22,741
Realty Income Corp. 3.00% 01/15/27 (a)	9,000	8,244
Republic Services Inc. 3.38% 11/15/27 (a)	6,000	5,686
Reynolds American Inc. 4.45% 06/12/25 (a)	8,000	8,047
Rio Tinto Finance USA PLC 4.13% 08/21/42 (a)	8,000	7,878
Rockwell Collins Inc. 3.50% 03/15/27 (a)	7,000	6,664
Rogers Communications Inc. 5.00% 03/15/44 (a)	6,000	6,238
RPM International Inc. 3.75% 03/15/27 (a)	9,000	8,598
RSP Permian Inc. 5.25% 01/15/25 (a)	18,000	19,255
Ryder System Inc. 2.45% 09/03/19 (a)	53,000	52,662
Sabine Pass Liquefaction LLC
4.20% 03/15/28 (a)	8,000	7,714
5.00% 03/15/27 (a)	6,000	6,123
salesforce.com Inc.
3.25% 04/11/23 (a)	13,000	12,928
3.70% 04/11/28 (a)	17,000	16,865
Santander Holdings USA Inc.
2.65% 04/17/20 (a)	27,000	26,751
3.70% 03/28/22 (a)	27,000	26,617
4.40% 07/13/27 (a)	8,000	7,655
Schlumberger Holdings Corp. 3.00% 12/21/20 (a)(h)	10,000	9,940
Select Income REIT 4.25% 05/15/24 (a)	11,000	10,511
Sempra Energy
3.80% 02/01/38 (a)	6,000	5,446
4.00% 02/01/48 (a)	6,000	5,400

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount $	Fair Value $

Shell International Finance BV
3.25% 05/11/25 (a)	9,000	8,818
3.40% 08/12/23 (a)	9,000	9,014
3.75% 09/12/46 (a)	7,000	6,528
4.13% 05/11/35 (a)	9,000	9,131
Shire Acquisitions Investments Ireland DAC
2.40% 09/23/21 (a)	7,000	6,701
2.88% 09/23/23 (a)	7,000	6,590
3.20% 09/23/26 (a)	5,000	4,573
Simon Property Group LP 3.38% 06/15/27 (a)	10,000	9,604
Sinclair Television Group Inc. 5.38% 04/01/21 (a)	29,000	29,217
Smithfield Foods Inc.
2.70% 01/31/20 (a)(h)	8,000	7,885
4.25% 02/01/27 (a)(h)	13,000	12,509
South Carolina Electric & Gas Co. 4.10% 06/15/46 (a)	2,000	1,819
Southern California Edison Co. 2.40% 02/01/22 (a)	20,000	19,323
Southern Copper Corp. 5.88% 04/23/45 (a)	8,000	8,526
Southwestern Electric Power Co. 2.75% 10/01/26 (a)	11,000	10,087
Spectra Energy Partners LP
3.38% 10/15/26 (a)	2,000	1,854
4.50% 03/15/45 (a)	5,000	4,631
Sprint Corp. 7.63% 02/15/25 (a)	50,000	51,250
Standard Industries Inc. 5.38% 11/15/24 (a)(h)	52,000	51,350
Suncor Energy Inc. 4.00% 11/15/47 (a)	3,000	2,823
Sysco Corp. 3.25% 07/15/27 (a)	8,000	7,500
T-Mobile USA Inc. 4.50% 02/01/26 (a)	29,000	27,080
Tampa Electric Co. 4.35% 05/15/44 (a)	18,000	18,318
Target Corp. 2.50% 04/15/26 (a)	11,000	10,115
Teachers Insurance & Annuity Association of America 4.90% 09/15/44 (a)(h)	9,000	9,474
Teck Resources Ltd. 4.75% 01/15/22 (a)	14,000	14,029
Tenet Healthcare Corp.
4.75% 06/01/20 (a)	16,000	16,040
6.00% 10/01/20 (a)	44,000	45,210
Teva Pharmaceutical Finance Netherlands III BV
1.70% 07/19/19 (a)	46,000	44,942

	Principal Amount $	Fair Value $
2.20% 07/21/21 (a)	8,000	7,420
2.80% 07/21/23 (a)	31,000	26,727
Texas Instruments Inc. 4.15% 05/15/48 (a)	7,000	7,105
The Allstate Corp. 4.20% 12/15/46 (a)	8,000	7,857
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter) 5.75% 08/15/53 (a)(c)	25,000	25,720
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter) 2.66% 05/16/23 (a)(c)	15,000	14,553
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter) 4.63% 12/29/49 (a)(c)	45,000	42,581
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter) 4.65% 12/31/99 (a)(c)	21,000	19,013
The Boeing Co.
3.25% 03/01/28 (a)	9,000	8,780
3.55% 03/01/38 (a)	11,000	10,596
The Dow Chemical Co. 4.25% 10/01/34 (a)	11,000	10,626
The George Washington University 4.13% 09/15/48	8,000	8,125
The Goldman Sachs Group Inc.
2.30% 12/13/19 (a)	51,000	50,435
2.35% 11/15/21 (a)	24,000	23,105
2.63% 04/25/21 (a)	26,000	25,421
2.90% 07/19/18 (a)	30,000	30,006
3.85% 01/26/27 (a)	8,000	7,686
4.25% 10/21/25 (a)	4,000	3,938
4.80% 07/08/44 (a)	8,000	7,977
5.15% 05/22/45 (a)	13,000	12,891
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter) 2.91% 06/05/23 (a)(c)	24,000	23,166
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter) 3.81% 04/23/29 (a)(c)	8,000	7,608

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount $	Fair Value $

The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter) 4.02% 10/31/38 (a)(c)	8,000	7,278
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter) 4.22% 05/01/29 (a)(c)	12,000	11,829
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR 4.47% 02/12/47 (a)(c)(h)	10,000	9,488
The Home Depot Inc.
3.35% 09/15/25 (a)	4,000	3,936
3.50% 09/15/56 (a)	9,000	7,698
3.90% 06/15/47 (a)	9,000	8,625
The Kroger Co.
2.95% 11/01/21 (a)	24,000	23,652
4.65% 01/15/48 (a)	6,000	5,667
The Men’s Wearhouse Inc. 7.00% 07/01/22 (a)	11,000	11,344
The Mosaic Co. 5.63% 11/15/43 (a)	5,000	5,031
The Nielsen Company Luxembourg Sarl 5.00% 02/01/25 (a)(h)	16,000	15,240
The Sherwin-Williams Co.
2.25% 05/15/20 (a)	11,000	10,830
2.75% 06/01/22 (a)	7,000	6,781
The Southern Co.
1.85% 07/01/19 (a)	45,000	44,573
4.40% 07/01/46 (a)	8,000	7,815
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter) 3.63% 09/15/31 (a)(c)	26,000	24,439
The Walt Disney Co. 4.13% 06/01/44 (a)	8,000	7,713
Time Warner Cable LLC 4.50% 09/15/42 (a)	5,000	4,136
6.55% 05/01/37 (a)	9,000	9,515
Transcontinental Gas Pipe Line Company LLC 4.00% 03/15/28 (a)(h)	8,000	7,832
Tyco Electronics Group S.A. 2.35% 08/01/19 (a)	35,000	34,819
3.13% 08/15/27 (a)	9,000	8,424
Tyson Foods Inc.
2.65% 08/15/19 (a)	7,000	6,972
4.55% 06/02/47 (a)	4,000	3,829

	Principal Amount $	Fair Value $
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter) 5.13% 12/29/49 (a)(c)	45,000	46,181
Union Pacific Corp. 3.20% 06/08/21 (a)	19,000	19,042
3.50% 06/08/23 (a)	18,000	18,023
3.60% 09/15/37 (a)	4,000	3,657
4.10% 09/15/67 (a)	6,000	5,265
United Rentals North America Inc. 4.88% 01/15/28 (a)	15,000	13,870
United Technologies Corp. 4.50% 06/01/42 (a)	4,000	3,939
UnitedHealth Group Inc. 4.75% 07/15/45 (a)	8,000	8,576
Vale Overseas Ltd. 4.38% 01/11/22 (a)	4,000	4,060
6.25% 08/10/26 (a)	14,000	15,191
6.88% 11/10/39 (a)	8,000	9,038
Vale S.A. 5.63% 09/11/42 (a)	5,000	5,071
Valeant Pharmaceuticals International Inc. 7.00% 03/15/24 (a)(h)	44,000	46,134
Ventas Realty LP 3.25% 10/15/26 (a)	23,000	21,335
Verizon Communications Inc.
3.38% 02/15/25 (a)	8,000	7,674
4.33% 09/21/28 (h)	13,000	12,907
4.40% 11/01/34 (a)	11,000	10,369
4.67% 03/15/55 (a)	8,000	7,095
4.86% 08/21/46 (a)	15,000	14,046
5.01% 04/15/49 (a)	7,000	6,816
5.25% 03/16/37 (a)	9,000	9,250
Viacom Inc.
3.45% 10/04/26 (a)	9,000	8,216
5.25% 04/01/44 (a)	3,000	2,839
Virginia Electric & Power Co. 4.00% 11/15/46 (a)	9,000	8,623
Visa Inc.
3.15% 12/14/25 (a)	8,000	7,737
4.30% 12/14/45 (a)	9,000	9,340
Vodafone Group PLC
4.38% 05/30/28 (a)	17,000	16,797
5.25% 05/30/48 (a)	5,000	4,978
Vornado Realty LP 3.50% 01/15/25 (a)	8,000	7,679
Vulcan Materials Co. 3.90% 04/01/27 (a)	8,000	7,657
Wabtec Corp. 3.45% 11/15/26 (a)	2,000	1,835
Walgreens Boots Alliance Inc. 4.65% 06/01/46 (a)	6,000	5,536

See Notes to Schedule of Investments and Notes to Financial Statements.

14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount $	Fair Value $

Walmart Inc.
3.63% 12/15/47 (a)	8,000	7,458
3.70% 06/26/28 (a)	17,000	17,162
3.95% 06/28/38 (a)	7,000	7,028
4.05% 06/29/48 (a)	7,000	7,054
Warner Media LLC 5.35% 12/15/43 (a)	9,000	8,786
WEC Energy Group Inc. 3.55% 06/15/25 (a)	15,000	14,758
WellCare Health Plans Inc. 5.25% 04/01/25 (a)	19,000	18,905
Wells Fargo & Co.
2.63% 07/22/22 (a)	24,000	23,082
3.90% 05/01/45 (a)	4,000	3,632
4.75% 12/07/46 (a)	11,000	10,617
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter) 5.88% 12/29/49 (a)(c)	28,000	28,875
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter) 5.90% 12/29/49 (a)(c)	26,000	26,097
Wells Fargo & Co. 3.77% + 3 month USD LIBOR 6.11% 03/29/49 (a)(c)	16,000	16,204
Western Digital Corp. 4.75% 02/15/26 (a)	10,000	9,717
Western Gas Partners LP
4.00% 07/01/22 (a)	33,000	32,708
5.38% 06/01/21 (a)	12,000	12,445
Westlake Chemical Corp.
3.60% 08/15/26 (a)	7,000	6,647
4.38% 11/15/47 (a)	2,000	1,845
5.00% 08/15/46 (a)	7,000	7,081
WestRock Co. 3.00% 09/15/24 (a)(h)	8,000	7,581
William Lyon Homes Inc. 5.88% 01/31/25 (a)	10,000	9,375
Williams Partners LP
3.75% 06/15/27 (a)	7,000	6,614
4.85% 03/01/48 (a)	9,000	8,622
4.90% 01/15/45 (a)	7,000	6,714
5.40% 03/04/44 (a)	4,000	4,111
Willis North America Inc. 3.60% 05/15/24 (a)	12,000	11,619
WPP Finance 2010 3.75% 09/19/24 (a)	14,000	13,548
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 05/15/27 (a)(h)	18,000	16,830
Xilinx Inc. 2.95% 06/01/24 (a)	9,000	8,552

	Principal Amount $	Fair Value $
XPO Logistics Inc. 6.50% 06/15/22 (a)(h)	17,000	17,405
Yamana Gold Inc. 4.63% 12/15/27 (a)	10,000	9,607
Zoetis Inc. 3.00% 09/12/27 (a)	7,000	6,483

		8,703,834

Non-Agency Collateralized Mortgage Obligations - 3.8%
BANK 2018-BNK10 4.16% 02/15/61 (a)(c)	16,831	16,475
BANK 2018-BNK11 4.50% 03/15/61 (c)	12,000	12,296
BANK 2018-BNK12 4.55% 05/15/61 (c)	17,333	17,231
BXP Trust 2017-GM 3.38% 06/13/39 (a)(h)	61,000	59,250
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (a)(c)	98,309	98,341
4.03% 12/10/49 (a)(c)	31,273	31,688
Citigroup Commercial Mortgage Trust 2018-C5 4.51% 06/10/51	21,000	21,654
COMM 2014-CR14 Mortgage Trust 4.53% 02/10/47 (a)(c)	25,000	26,025
GS Mortgage Securities Trust 2016-GS3 2.85% 10/10/49 (a)	68,000	63,915
GS Mortgage Securities Trust 2017-GS5 3.67% 03/10/50 (a)	39,990	39,885
GS Mortgage Securities Trust 2017-GS8 3.47% 11/10/50 (a)	63,977	62,454
GS Mortgage Securities Trust 2018-GS9 4.14% 03/10/51 (c)	25,000	25,427
JPMBB Commercial Mortgage Securities Trust 2013-C12 4.17% 07/15/45 (a)(c)	15,000	15,228
LB-UBS Commercial Mortgage Trust 2007-C6
6.11% 07/15/40 (a)(c)	1,780	1,780
6.11% 07/15/40 (a)(h)	3,545	3,544
MASTR Alternative Loan Trust 2003-5 5.00% 08/25/18 (a)(e)**	788	—
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 1.52% 02/15/48 (a)(c)(e)	315,935	19,706

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount $	Fair Value $

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 1.09% 03/15/48 (a)(c)(e)	382,083	17,865
Morgan Stanley Capital I Trust 2006-IQ11 6.37% 10/15/42 (a)(c)	50,000	51,075
Morgan Stanley Capital I Trust 2006-T21 5.27% 10/12/52 (a)(c)	9,937	9,999
Morgan Stanley Capital I Trust 2016-UBS9 1.38% 03/15/49 (a)(c)(e)	306,366	20,445
Wells Fargo Commercial Mortgage Trust 2017-RB1 3.64% 03/15/50 (a)	43,392	42,987
Wells Fargo Commercial Mortgage Trust 2018-C44 4.69% 05/15/51	12,000	12,341
WFRBS Commercial Mortgage Trust 2013-C17 4.26% 12/15/46 (a)	25,000	25,544
WFRBS Commercial Mortgage Trust 2014-LC14 4.35% 03/15/47 (a)(c)	58,000	59,723

		754,878

Sovereign Bonds - 0.3%
Government of Mexico
4.00% 10/02/23	14,000	14,057
4.75% 03/08/44 (a)	20,000	18,796
Government of Peru 5.63% 11/18/50 (a)	11,000	12,807
Government of Uruguay 5.10% 06/18/50	14,040	13,819

		59,479

Municipal Bonds and Notes - 1.8%
American Municipal Power Inc. 6.27% 02/15/50 (a)	15,000	19,132
Commonwealth of Massachusetts 5.00% 01/01/45	35,000	40,340
Metropolitan St. Louis Sewer District 5.00% 05/01/47	35,000	40,421
New Jersey Transportation Trust Fund Authority 6.88% 12/15/39 (a)	15,000	15,405
New York City Water & Sewer System 5.00% 06/15/40	100,000	115,815
Port Authority of New York & New Jersey 4.46% 10/01/62 (a)	40,000	42,483

	Principal Amount $	Fair Value $
State of California
4.60% 04/01/38	15,000	15,712
5.70% 11/01/21 (a)	40,000	43,478
State of Illinois 5.10% 06/01/33 (a)	10,000	9,464
The University of Texas System 3.35% 08/15/47 (a)	10,000	9,196

		351,446

FNMA (TBA) - 0.0%*
Lehman 5.50% TBA (a)(i)(j)	50,705	1,095

Total Bonds and Notes (Cost $19,449,740)		19,304,610

	Number of Shares

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $23,300) (a)(c)	932	24,139

	Principal Amount

Purchased Options - 0.0%*
Purchased Option - 0.0%*
10 Yr. U.S. Treasury Notes Futures Options (Strike price 120.50 USD, expiration date 08/24/2018) (Cost $5,085)	12,000	6,750

Total Investments in Securities (Cost $19,478,125)		19,335,499

Short-Term Investments - 4.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.86% (Cost $860,845) (a)(f)(k)	860,845	860,845

Total Investments (Cost $20,338,970)		20,196,344

Liabilities in Excess of Other Assets, net - (2.0)%		(409,336)

NET ASSETS - 100.0%		19,787,008

See Notes to Schedule of Investments and Notes to Financial Statements.

16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation

Markit CDX North America Investment Grade Index	CME Group, Inc.	$529	1.00%/ Quaterly	12/20/22	$(9,097)	$(9,970)	$873

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

CME Group, Inc.	$883	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(3,245)	$—	$(3,245)
CME Group, Inc.	$884	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(3,359)	$—	$(3,359)

								$(6,604)

The Fund had the following long futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

Ultra Long-Term U.S. Treasury Bond Futures	September 2018	4	613,255	$638,250	$24,995
2 Yr. U.S. Treasury Notes Futures	September 2018	14	2,960,448	2,965,593	5,145
5 Yr. U.S. Treasury Notes Futures	September 2018	10	1,128,769	1,136,172	7,403
10 Yr. U.S. Treasury Ultra Futures	September 2018	18	2,140,026	2,163,375	23,349

					$60,892

The Fund had the following short futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

U.S. Long Bond Futures	September 2018	5	(713,702)	$(725,000)	$(11,298)
10 Yr. U.S. Treasury Ultra Futures	September 2018	6	(763,019)	(769,406)	(6,387)

					$(17,685)

					$43,207

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

The Fund had the following open Purchased Options contracts at June 30, 2018:

Purchased Options

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Calls
10 Yr. U.S. Treasury Note Futures - September 2018	Goldman Sachs & Co.	120.50	8/24/2018	12	$12,000	$6,750	$5,085	$1,665

Total purchased option contracts								$1,665

The Fund had the following open Written Options contracts at June 30, 2018:

Written Options

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Calls
U.S. Treasury Bond Futures - September 2018	Goldman Sachs & Co.	145	8/24/2018	(5)	$(5,000)	$(7,188)	$(5,414)	$(1,774)

Total written option contracts								$(1,774)

During the period ended June 30, 2018 average notional values related to derivative contracts were as follows:

	Purchased Call Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$1,811	$1,807	$5,564,685	$3,062,979	$447,723	$1,938,235

See Notes to Schedule of Investments and Notes to Financial Statements.

18	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Notes to Schedule of Investments — June 30, 2018 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
(b)	Step coupon bond.
(c)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(e)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Coupon amount represents effective yield.
(g)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to $1,208,208 or 6.11% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the State Street Variable Insurance Series Funds, Inc.’s Board of Directors (the “Board”).

(i)	Security is in default.
(j)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Board. Security value is determined based on level 3 inputs.
(k)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2018.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Treasuries	$—	$6,457,973	$—	$6,457,973
Agency Mortgage Backed	—	2,466,367	—	2,466,367
Agency Collateralized Mortgage Obligations	—	74,429	—	74,429
Asset Backed	—	435,109	—	435,109
Corporate Notes	—	8,703,834	—	8,703,834
Non-Agency Collateralized Mortgage Obligations	—	754,878	—	754,878
Sovereign Bonds	—	59,479	—	59,479
Municipal Bonds and Notes	—	351,446	—	351,446
FNMA (TBA)	—	—	1,095	1,095
Preferred Stock	24,139	—	—	24,139
Purchased Options	6,750	—	—	6,750
Short-Term Investments	860,845	—	—	860,845

Total Investments in Securities	$891,734	$19,303,515	$1,095	$20,196,344

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	19

State Street Income V.I.S. Fund

Notes to Schedule of Investments, continued — June 30, 2018 (Unaudited)

Investments	Level 1	Level 2		Level 3		Total

Other Financial Instruments
Written Options - Unrealized Depreciation	$(1,774)	$		$		$(1,774)
Credit Default Swap Contracts - Unrealized Appreciation	—		873		—	873
Credit Default Swap Contracts - Unrealized Depreciation	—		(6,604)		—	(6,604)
Long Futures Contracts - Unrealized Appreciation	60,892		—		—	60,892
Short Futures Contracts - Unrealized Depreciation	(17,685)		—		—	(17,685)

Total Other Financial Instruments	$41,433		$(5,731)		$—	$35,702

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	587,481	$587,481	$4,245,844	$3,972,480	—	—	860,845	$860,845	$5,142

See Notes to Schedule of Investments and Notes to Financial Statements.

20	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/18†		12/31/17	12/31/16	12/31/15*		12/31/14*		12/31/13*
Inception date	—		—	—	—		—		1/3/95

Net asset value, beginning of period	$11.49		$11.37	$11.25	$11.56		$11.25		$11.71

Income/(loss) from investment operations:
Net investment income	0.09	(a)	0.19 (a)	0.24	0.25		0.27		0.30
Net realized and unrealized gains/(losses) on investments	(0.38)		0.18	0.09	(0.30)		0.31		(0.46)

Total income/(loss) from investment operations	(0.29)		0.37	0.33	(0.05)		0.58		(0.16)

Less distributions from:
Net investment income	—		0.25	0.21	0.26		0.27		0.30

Total distributions	—		0.25	0.21	0.26		0.27		0.30

Net asset value, end of period	$11.20		$11.49	$11.37	$11.25		$11.56		$11.25

Total Return(b)	(2.52)%		3.25%	2.98%	(0.42)%		5.12%		(1.34)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$19,787		$21,847	$25,582	$28,375		$32,668		$34,788

Ratios to average net assets:
Net expenses	1.45	%**	1.36%	1.15%	1.06	%(d)	0.91	%(c)	0.79	%(c)
Gross expenses	1.45	%**	1.36%	1.15%	1.11%		0.91%		0.80%
Net investment income	1.67	%**	1.62%	1.98%	2.06%		2.14%		2.41%
Portfolio turnover rate	82%		255%	220%	241%		282%		256%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(d)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	21

State Street Income V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Assets
Investments in securities, at fair value (cost $19,478,125)	$19,335,499
Short-term affiliated investments, at fair value	860,845
Cash collateral on deposit with broker for Swap Contracts	27,420
Receivable for investments sold	9,627
Income receivables	140,919
Income receivable from affiliated investments	1,086
Receivable for accumulated variation margin on futures	44,395
Other assets	2

Total assets	20,419,793

Liabilities
Due to custodian	1,113
Net cash collateral on futures contracts due to broker	44,371
Payable for investments purchased	491,084
Payable for fund shares redeemed	10,653
Payable for Accumulated variation margin on Swaps	15,863
Payable to the Adviser	8,157
Payable to the Custodian	35,756
Accrued other expenses	18,600
Written options (premiums received $5,414)	7,188

Total liabilities	632,785

Net Assets	$19,787,008

Net Assets Consist of:
Capital paid in	$20,200,608
Undistributed (distributions in excess of) net investment income	178,335
Accumulated net realized loss	(485,011)
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	(142,626)
Futures	43,207
Options written	(1,774)
Swap contracts	(5,731)

Net Assets	$19,787,008

Shares outstanding ($0.01 par value; unlimited shares authorized)	1,766,432
Net asset value per share	$11.20

The accompanying Notes are an integral part of these financial statements.

22	Statement of Assets and Liabilities

State Street Income V.I.S. Fund

Statement of Operations — For the period ended June 30, 2018 (Unaudited)

Investment Income
Income
Dividend	$639
Interest	312,412
Income from affiliated investments	5,142

Total income	318,193

Expenses
Advisory and administration fees	51,302
Directors’ fees	1,807
Custody and accounting expenses	71,120
Professional fees	16,031
Other expenses	7,925

Total expenses	148,185

Net investment income	$170,008

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$(225,248)
Futures	(135,777)
Written options	3,174
Swap contracts	21,723
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(411,997)
Futures	46,315
Written option contracts	(1,774)
Swap contracts	562

Net realized and unrealized gain (loss) on investments	(703,022)

Net Decrease in Net Assets Resulting from Operations	$(533,014)

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	23

State Street Income V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018(a)	Year Ended December 31, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment income	$170,008	$378,325
Net realized gain (loss) on investments, futures, written options and swap contracts	(336,128)	128,953
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, written options and swap contracts	(366,894)	266,491

Net increase (decrease) from operations	(533,014)	773,769

Distributions to shareholders from:
Net investment income	—	(460,900)

Total distributions	—	(460,900)

Increase (decrease) in assets from operations and distributions	(533,014)	312,869

Share transactions:
Proceeds from sale of shares	193,954	352,577
Value of distributions reinvested	—	460,900
Cost of shares redeemed	(1,720,944)	(4,860,905)

Net increase (decrease) from share transactions	(1,526,990)	(4,047,428)

Total increase (decrease) in net assets	(2,060,004)	(3,734,559)

Net Assets
Beginning of period	21,847,012	25,581,571

End of period	$19,787,008	$21,847,012

Undistributed (distributions in excess of) net investment income, end of period	$178,335	$8,327

Changes in Fund Shares
Shares sold	17,177	30,432
Issued for distributions reinvested	—	40,253
Shares redeemed	(152,646)	(419,395)

Net decrease in fund shares	(135,469)	(348,710)

(a)	Unaudited.

The accompanying Notes are an integral part of these financial statements.

24	Statements of Changes in Net Assets

State Street Income V.I.S. Fund

Notes to Financial Statements — June 30, 2018 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the “Fund”) and State Street Real Estate Securities V.I.S. Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

Notes to Financial Statements	25

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the six-month period ended June 30, 2018.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

26	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Fund’s Statements of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Notes to Financial Statements	27

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

4.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the six-month period ended June 30, 2018 the Fund entered into futures contracts to manage interest rate exposure.

Options on Futures Contracts  The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended June 30, 2018, the Fund purchased and wrote options in order to hedge against changes in market conditions and interest rates.

Credit Default Swaps  During the period ended June 30, 2018, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation

28	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

(depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended June 30, 2018, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Income V.I.S. Fund
Futures Contracts	$62,076	$—	$—	$—	$—	$62,076
Swap Contracts(a)	$—	$—	$873	$—	$—	$873
Purchased Option Contracts(b)	1,665	—	—	—	—	1,665

(a)	Unrealized appreciation on swap contracts.
(b)	Options purchased are included in investments in securities.

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Income V.I.S. Fund
Futures Contracts	$(17,681)	$—	$—	$—	$—	$(17,681)
Swap Contracts(a)	(6,604)	—	—	—	—	(6,604)
Written Option Contracts(b)	(1,774)	—	—	—	—	(1,774)

(a)	Unrealized depreciation on swap contracts.
(b)	Unrealized depreciation on written option contracts.

Notes to Financial Statements	29

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Income V.I.S. Fund
Futures Contracts	$(135,777)	$—	$—	$—	$—	$(135,777)
Swap Contracts	21,623	—	100	—	—	21,723
Purchased Option Contracts(a)	(5,679)	—	—	—	—	(5,679)
Written Option Contracts	3,174	—	—	—	—	3,174

(a)	Options purchased are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Income V.I.S. Fund
Futures Contracts	$46,315	$—	$—	$—	$—	$46,315
Swap Contracts	(1,726)	—	2,288	—	—	562
Purchased Option Contracts(a)	1,665	—	—	—	—	(1,665)
Written Option Contracts	(1,774)	—	—	—	—	(1,774)

(a)	Options purchased are included in unrealized appreciation (depreciation) from investments.

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%.

Administrator, Sub-Administrator and Custodian Fees  State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of June 30, 2018, the Fund had a cash overdraft related to derivative activity.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended June 30, 2018 are disclosed in the Schedule of Investments.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

30	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the six-month period ended June 30, 2018 were as follows:

U.S. Government Securities
Purchases	Sales
$14,377,029	$16,667,281

Non-U.S. Government Securities
Purchases	Sales
$14,958,427	$14,155,005

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)

State Street Income V.I.S. Fund	$20,342,438	$186,503	$296,895	$(110,392)

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2018.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation,

Notes to Financial Statements	31

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Recent Accounting Pronouncement

In March 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

32	Notes to Financial Statements

State Street Income V.I.S. Fund

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, and (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Fund’s website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, and (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Other Information	33

State Street Income V.I.S. Fund

Other Information (Unaudited), continued

Disclosure for the Board of Directors’ Consideration of the Renewal of the Investment Advisory and Administration Agreement with SSGA Funds Management, Inc. on behalf of the State Street Income V.I.S. Fund

At meetings of the Board of Directors (the “Board”) of State Street Variable Insurance Series Funds, Inc. (the “V.I.S. Funds”) held on May 16, 2018 and June 5, 2018 (the “Board Meetings”), the Board members, including the Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the V.I.S. Funds (“Independent Board Members”), considered and unanimously approved the continuance for an additional year of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) between SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and the V.I.S. Funds on behalf of each of its series portfolios, including the State Street Income V.I.S. Fund (the “Fund”).

In considering whether to approve the continuance for an additional year of the Investment Advisory and Administration Agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by the Adviser. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment strategies and sizes, which was prepared by an independent third party provider, Broadridge Financial Solutions, Inc. (“Broadridge”). The Board members reviewed the fees charged by the Adviser for other mutual funds and investment products other than mutual funds that employ a similar investment strategy as the Fund. The Board had the opportunity to ask questions and request additional information in connection with its considerations.

Before approving the continuance of the Investment Advisory and Administration Agreement, the Independent Board Members reviewed the information provided with management of the Adviser and with their independent legal counsel. The Board also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The Independent Board Members discussed the proposed continuance of the Investment Advisory and Administration Agreement in detail during private sessions in advance of, and at, the Board Meetings with their independent legal counsel at which no representatives of the Adviser were present. The Independent Board Members and their independent legal counsel requested, and received and considered, additional information from the Adviser following the May 16, 2018 Board Meeting and prior to the June 5, 2018 Board Meeting.

In advance of the Board Meetings, and in response to their detailed requests, the Board members received from the Adviser written responses to their inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it provides to the Fund. The Directors took into account their multi-year experience as Directors and particularly their previous consideration of these types of agreements.

During the Board Meetings, the Board members had an opportunity to discuss this information with SSGA FM representatives, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in significant discussions.

In reaching its determinations relating to the continuance of the Investment Advisory and Administration Agreement, the Board considered those factors it deemed relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated the information provided to them, as well as the presentations and discussions that occurred at the Board Meetings, for the Fund, and their determinations were made separately in respect of the Fund from other series portfolios of the V.I.S Funds.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the continuance of the Investment Advisory and Administration Agreement with the Adviser on behalf of the Fund are as discussed below.

The Nature, Extent and Quality of Services Provided.

The Board reviewed the services provided to the Fund by the Adviser. The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and

34	Other Information

State Street Income V.I.S. Fund

Other Information (Unaudited), continued

interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers (“Affiliated Service Providers”). Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

In light of the foregoing and other relevant information, the Board, including the Independent Board Members, concluded that the services provided by the Adviser continue to be satisfactory.

Investment Performance.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities index and peer and category groupings of mutual funds prepared by Broadridge with respect to various periods. The Board members also engaged in detailed discussions with SSGA FM management about its investment processes and performance results. These discussions focused on the Fund’s investment objective, the number and experience of portfolio management and supporting research personnel, the Fund’s investment style and approach employed, the likely market cycles for the Fund’s investment style and the Fund’s relative underperformance in the measurement periods shown. The Board members discussed the Adviser’s investment approach with respect to the Fund and reasons for the Fund’s relative underperformance in the measurement periods shown.

Taking these factors into consideration, the Board, including the Independent Board Members, expressed concern about the Fund’s performance and agreed to closely monitor performance.

Cost of the Services Provided And Profits Realized From The Relationship with the Fund.

The Directors considered the management fees paid to the Adviser by the Fund. The Board reviewed the level of profits realized by the Adviser and the Affiliated Service Providers in providing investment advisory and other services to the Fund. Information also was presented regarding the financial condition of the Adviser for various past periods. The Directors also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies. The Board also considered the various risks borne by SSGA FM and the Affiliated Service Providers in connection with their various roles in servicing the Fund, including enterprise, litigation, business, operational and entrepreneurial risk.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

The Extent to Which Economies of Scale Would Be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board considered the extent to which the Adviser and the Affiliated Service Providers, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund. The Board concluded that, in light of, among other considerations, the current size of the Fund, the level of profitability of the Adviser and the Affiliated Service Providers with respect to the Fund, and/or the comparative management fee and expense ratio of the Fund, it does not appear that the Adviser or the Affiliated Service Providers has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed management fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the services provided to the Fund by the Adviser, and the fees charged to the Fund for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to

Other Information	35

State Street Income V.I.S. Fund

Other Information (Unaudited), continued

administrative services provided by SSGA FM, as compared to the expense ratios of a group of comparable mutual funds selected by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser. Among other information, the Board considered that the Fund’s advisory fee and expense ratios were the highest or among the highest in the applicable Broadridge peer group ranges.

In light of the foregoing, the Board, including the Independent Board Members, determined that the management fees, considered in relation to the services provided to the Fund, supported the Board’s approval of the continuance of the Investment Advisory and Administration Agreement.

Fall-Out Benefits.

The Board considered actual and potential financial benefits that the Adviser could derive from its relationship with the Fund, including the custody, fund accounting and sub-administration services being provided to the Fund by affiliates of the Adviser and, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board noted, however, that the Fund benefits from the vast array of resources available through SSGA FM, and that the Fund represents only a small portion of the assets managed by SSGA FM.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Directors, including the Independent Board Members, approved the continuance of the Investment Advisory and Administration Agreement with the Adviser for the Fund.

36	Other Information

Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Donna M. Rapaccioli

Jeanne M. La Porta

Officers

Jeanne M. La Porta, President

Arthur Jensen, Treasurer

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Bruce S. Rosenberg, Assistant Treasurer

Ann M. Carpenter, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Darlene Anderson-Vasquez, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2018

State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Semi-Annual Report

June 30, 2018

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Real Estate Securities V.I.S. Fund

Fund Information — June 30, 2018 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free
(800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Compositions as a % of Fair Value of $57,044 (in thousands) on June 30, 2018 (a)

Top Ten Largest Holdings

as of June 30, 2018 (as a % of Investments) (a)

Simon Property Group Inc.	6.97%
Equinix Inc.	5.76%
AvalonBay Communities Inc.	5.04%
Prologis Inc. REIT	4.56%
Boston Properties Inc.	3.95%
Ventas Inc.	3.02%
CubeSmart	2.96%
Alexandria Real Estate Equities Inc.	2.89%
Kilroy Realty Corp.	2.84%
Healthcare Trust of America Inc., Class A	2.75%

(a)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Real Estate Securities V.I.S. Fund	1

State Street Real Estate Securities V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value January 1, 2018	$1,000.00	$1,000.00
Ending Account Value June 30, 2018	$1,007.30	$1,019.44
Expenses Paid During Period*	$5.38	$5.41

*

Expenses are equal to the Fund’s annualized expense ratio of 1.08% (for the period January 1, 2018-June 30, 2018), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Common Stock (REITs) - 99.4%†
Alternate Housing - 6.6%
American Homes 4 Rent, Class A	68,890	1,527,980
Invitation Homes Inc.	41,180	949,611
Sun Communities Inc.	13,650	1,336,062

		3,813,653

Diversified - 3.9%
Forest City Realty Trust Inc., Class A	31,600	720,796
JBG SMITH Properties	3,930	143,327
VEREIT Inc.	185,340	1,378,930

		2,243,053

Freestanding - 1.6%
Realty Income Corp.	7,010	377,068
STORE Capital Corp.	19,590	536,766

		913,834

Healthcare - 7.9%
HCP Inc.	48,970	1,264,405
Healthcare Trust of America Inc., Class A	58,210	1,569,342
Ventas Inc.	30,300	1,725,585

		4,559,332

Hotel - 6.4%
Chesapeake Lodging Trust	16,560	523,958
Hilton Worldwide Holdings Inc.	8,400	664,944
Park Hotels & Resorts Inc.	42,130	1,290,442
Sunstone Hotel Investors Inc.	70,000	1,163,400

		3,642,744

Industrial - 11.2%
Americold Realty Trust	19,290	424,766
DCT Industrial Trust Inc.	14,410	961,579
Duke Realty Corp.	35,820	1,039,855
Liberty Property Trust	17,390	770,899
Prologis Inc. REIT	39,600	2,601,324
STAG Industrial Inc.	22,940	624,656

		6,423,079

Multifamily - 11.9%
AvalonBay Communities Inc.	16,732	2,876,063
Camden Property Trust	16,940	1,543,742
Essex Property Trust Inc.	1,600	382,512
Mid-America Apartment Communities Inc.	7,080	712,744
UDR Inc.	34,500	1,295,130

		6,810,191

	Number of Shares	Fair Value $
Office - 18.3%
Alexandria Real Estate Equities Inc.	13,050	1,646,519
Boston Properties Inc.	17,980	2,255,052
Brandywine Realty Trust	25,450	429,596
Columbia Property Trust Inc.	4,200	95,382
Cousins Properties Inc.	57,220	554,462
Easterly Government Properties Inc.	7,740	152,942
Highwoods Properties Inc.	24,630	1,249,480
Hudson Pacific Properties Inc.	17,340	614,356
Kilroy Realty Corp.	21,410	1,619,452
Mack-Cali Realty Corp.	44,430	901,040
Paramount Group Inc.	22,765	350,581
VICI Properties Inc.	29,130	601,243

		10,470,105

Regional Malls - 9.4%
GGP Inc.	40,400	825,372
Simon Property Group Inc.	23,360	3,975,639
Taubman Centers Inc.	3,620	212,711
The Macerich Co.	7,010	398,378

		5,412,100

Self Storage - 6.0%
CubeSmart	52,420	1,688,972
Extra Space Storage Inc.	8,830	881,322
Public Storage	3,937	893,148

		3,463,442

Shopping Centers - 5.6%
Federal Realty Investment Trust	2,170	274,614
Kimco Realty Corp.	33,540	569,845
Regency Centers Corp.	23,730	1,473,158
Urban Edge Properties	11,960	273,525
Weingarten Realty Investors	20,805	641,002

		3,232,144

Specialty - 10.6%
CyrusOne Inc.	23,860	1,392,470
Equinix Inc.	7,640	3,284,360
Iron Mountain Inc.	36,490	1,277,515
QTS Realty Trust Inc., Class A	2,685	106,057

		6,060,402

Total Common Stock (REITs) (Cost $52,405,022)		57,044,079

Total Investments (Cost $52,405,022)		57,044,079

Other Assets and Liabilities, net - 0.6%		325,359

NET ASSETS - 100.0%		57,369,438

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Real Estate Securities V.I.S. Fund	3

State Street Real Estate Securities V.I.S. Fund

Notes to Schedule of Investments — June 30, 2018 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

†	Percentages are based on net assets as of June 30, 2018.

Abbreviations:

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$57,044,079	$—	$—	$57,044,079

Total Investments in Securities	$57,044,079	$—	$—	$57,044,079

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income

State Street Institutional U.S. Government Money Market Fund - Class G Shares	327,393	$327,393	$4,597,027	$4,924,420	$—	$—	—	$—	$1,164

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/18†		12/31/17	12/31/16	12/31/15*	12/31/14*		12/31/13*
Inception date	—		—	—	—	—		5/1/95

Net asset value, beginning of period	$12.32		$12.37	$13.30	$14.74	$12.68		$13.27

Income/(loss) from investment operations:
Net investment income	0.16	(a)	0.15 (a)	0.31	0.29	0.28		0.19
Net realized and unrealized gains/(losses) on investments	(0.07)		0.57	0.71	0.41	3.79		0.16

Total income from investment operations	0.09		0.72	1.02	0.70	4.07		0.35

Less distributions from:
Net investment income	—		0.22	0.35	0.28	0.29		0.20
Net realized gains	—		0.55	1.60	1.86	1.72		0.74

Total distributions	—		0.77	1.95	2.14	2.01		0.94

Net asset value, end of period	$12.41		$12.32	$12.37	$13.30	$14.74		$12.68

Total Return(b)	0.73%		5.84%	8.00%	4.56%	31.90%		2.60%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$57,369		$61,685	$72,483	$78,912	$91,007		$102,603
Ratios to average net assets:
Net expenses	1.08	%**	1.01%	0.97%	0.95%	0.94	%(c)	0.96	%(c)
Gross expenses	1.08	%**	1.01%	0.97%	0.95%	0.94%		0.96%
Net investment income	2.80	%**	1.16%	1.95%	1.80%	1.57%		1.50%
Portfolio turnover rate	31%		73%	67%	57%	53%		82%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	5

State Street Real Estate Securities V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Assets
Investments in securities, at fair value (cost $52,077,324)	$57,044,079
Receivable for investments sold	344,787
Income receivables	277,032
Income receivable from affiliated investments	148
Other assets	6

Total assets	57,666,052

Liabilities
Due to custodian	30,615
Payable for investments purchased	124,605
Payable for fund shares redeemed	74,922
Payable to the Adviser	39,778
Payable to the Custodian	9,054
Accrued other expenses	17,640

Total liabilities	296,614

Net Assets	$57,369,438

Net Assets Consist of:
Capital paid in	$52,747,808
Undistributed (distributions in excess of) net investment income	789,582
Accumulated net realized loss	(1,134,707)
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	4,966,755

Net Assets	$57,369,438

Shares outstanding ($0.01 par value; unlimited shares authorized)	4,623,814
Net asset value per share	$12.41

The accompanying Notes are an integral part of these financial statements.

6	Statement of Assets and Liabilities

State Street Real Estate Securities V.I.S. Fund

Statement of Operations — For the period ended June 30, 2018 (Unaudited)

Investment Income
Income
Dividend	$1,091,568
Income from affiliated investments	1,164

Total income	1,092,732

Expenses
Advisory and administration fees	240,490
Directors’ fees	5,907
Custody and accounting expenses	17,241
Professional fees	15,912
Printing and shareholder reports	19,055
Other expenses	4,545

Total Expenses	303,150

Net investment income	$789,582

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$(1,384,167)
Increase (decrease) in unrealized appreciation/(depreciation) on investments	722,290

Net realized and unrealized gain (loss) on investments	(661,877)

Net Increase in Net Assets Resulting from Operations	$127,705

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	7

State Street Real Estate Securities V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018(a)	Year Ended December 31, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment income	$789,582	$778,423
Net realized gain (loss) on investments	(1,384,167)	2,190,292
Net increase (decrease) in unrealized appreciation/depreciation on investments	722,290	873,041

Net increase (decrease) from operations	127,705	3,841,756

Distributions to shareholders from:
Net investment income	—	(1,040,860)
Net realized gains	—	(2,570,772)

Total distributions	—	(3,611,632)

Increase (decrease) in assets from operations and distributions	127,705	230,124

Share transactions:
Proceeds from sale of shares	1,409,247	1,252,390
Value of distributions reinvested	—	3,611,632
Cost of shares redeemed	(5,852,412)	(15,891,981)

Net increase (decrease) from share transactions	(4,443,165)	(11,027,959)

Total increase (decrease) in net assets	(4,315,460)	(10,797,835)

Net Assets
Beginning of period	61,684,898	72,482,733

End of period	$57,369,438	$61,684,898

Undistributed (distributions in excess of) net investment income, end of period	$789,582	$—

Changes in Fund Shares
Shares sold	122,788	100,497
Issued for distributions reinvested	—	295,551
Shares redeemed	(505,471)	(1,250,950)

Net decrease in fund shares	(382,683)	(854,902)

(a)	Unaudited.

The accompanying Notes are an integral part of these financial statements.

8	Statements of Changes in Net Assets

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements — June 30, 2018

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

Notes to Financial Statements	9

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the six-month period ended June 30, 2018.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Advisor” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Fund’s Statements of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

10	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018

3.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:

Average Daily Net Assets of the Fund		Management Fees
First $	100 million	0.85%
Next $	100 million	0.80%
Over $	200 million	0.75%

Administrator, Sub-Administrator and Custodian Fees  State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of June 30, 2018, the Fund had a cash overdraft related to fund share redemption activity.

Other Transactions with affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018 are disclosed in the Schedule of Investments.

4.	Sub-Advisory Fees

Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the six-month ended, June 30, 2018 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$17,884,637	$21,139,288

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Notes to Financial Statements	11

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$52,511,042	$5,622,016	$1,088,979	$4,533,037

8.	Line of Credit

The Fund and other affiliated funds (each a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2018.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

12	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, and (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Fund’s website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, and (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Other Information	13

State Street Real Estate Securities V.I.S. Fund

Other Information (Unaudited), continued

Disclosure for the Board of Directors’ Consideration of the Renewal of the Investment Advisory and Administration Agreement with SSGA Funds Management, Inc. and the Sub-Advisory Agreement with CenterSquare Investment Management LLC on behalf of the State Street Real Estate Securities V.I.S. Fund

At meetings of the Board of Directors (the “Board”) of State Street Variable Insurance Series Funds, Inc. (the “V.I.S. Funds”) held on May 16, 2018 and June 5, 2018 (the “Board Meetings”), the Board members, including the Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the V.I.S. Funds (“Independent Board Members”), considered and unanimously approved the continuance for an additional year of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) between SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and the V.I.S. Funds on behalf of each of its series portfolios, including the State Street Real Estate Securities V.I.S. Fund (the “Fund”), and the sub-advisory agreement by and among SSGA FM, the V.I.S. Funds on behalf of the Fund and CenterSquare Investment Management LLC (“CenterSquare”) (the “Sub-Advisory Agreement”).

In considering whether to approve the continuance for an additional year of the Investment Advisory and Administration Agreement and the Sub-Advisory Agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by the Adviser and CenterSquare. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment strategies and sizes, which was prepared by an independent third party provider, Broadridge Financial Solutions, Inc. (“Broadridge”). The Board members reviewed the fees charged by the Adviser for other mutual funds and investment products other than mutual funds that employ a similar investment strategy as the Fund. The Board had the opportunity to ask questions and request additional information in connection with its considerations.

Before approving the continuance of the Investment Advisory and Administration Agreement and the Sub-Advisory Agreement, the Independent Board Members reviewed the information provided with management of the Adviser and with their independent legal counsel. The Board also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The Independent Board Members discussed the proposed continuances of the Investment Advisory and Administration Agreement and the Sub-Advisory Agreement in detail during private sessions in advance of, and at, the Board Meetings with their independent legal counsel at which no representatives of the Adviser or CenterSquare were present. The Independent Board Members and their independent legal counsel requested, and received and considered, additional information from the Adviser and CenterSquare following the May 16, 2018 Board Meeting and prior to the June 5, 2018 Board Meeting.

In advance of the Board Meetings, and in response to their detailed requests, the Board members received from the Adviser written responses to their inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it provides to the Fund. Also in advance of the Board Meetings, the Board members received from CenterSquare a written response to a letter of inquiry prepared by SSGA FM at the Board’s request, which included substantial exhibits and other materials related to the business of, and services provided by, CenterSquare. The Directors took into account their multi-year experience as Directors and particularly their previous consideration of these types of agreements.

During the Board Meetings, the Board members had an opportunity to discuss this information with SSGA FM representatives, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members also had an opportunity to hear presentations by representatives of CenterSquare. The Board members posed questions to these representatives and engaged in significant discussions.

In reaching its determinations relating to the continuances of the Investment Advisory and Administration Agreement and the Sub-Advisory Agreement, the Board considered those factors it deemed relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated the information provided to them, as well as the presentations and discussions that occurred at the Board Meetings, for the Fund, and their determinations were made separately in respect of the Fund from other series portfolios of the V.I.S Funds.

14	Other Information

State Street Real Estate Securities V.I.S. Fund

Other Information (Unaudited), continued

The material factors and conclusions that formed the basis for the Board’s determinations to approve the continuances of the Investment Advisory and Administration Agreement and the Sub-Advisory Agreement on behalf of the Fund are as discussed below.

The Nature, Extent and Quality of Services Provided.

The Board reviewed the services provided to the Fund by the Adviser and CenterSquare. In connection with their consideration of the Adviser’s services, the Board considered the Adviser’s management capabilities, including the education, experience and number of investment professionals and other personnel who provide services to the Fund. The Board evaluated, where relevant, the abilities and experience of such personnel. The Board also considered the Adviser’s processes used for overseeing sub-advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers (“Affiliated Service Providers”). Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, portfolio valuation and business continuity.

In connection with their consideration of the services provided by CenterSquare, the Board considered CenterSquare’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by CenterSquare to the Fund.

In light of the foregoing and other relevant information, the Board, including the Independent Board Members, concluded that the services provided by the Adviser and CenterSquare continue to be satisfactory.

Investment Performance.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities index and peer and category groupings of mutual funds prepared by Broadridge with respect to various periods. The Board members also engaged in detailed discussions with SSGA FM management and representatives of CenterSquare about their investment processes and performance results. These discussions focused on the Fund’s investment objective, the number and experience of portfolio management and supporting research personnel, the Fund’s investment style and approach employed, the likely market cycles for the Fund’s investment style and the Fund’s generally strong performance.

Taking these factors into consideration, the Board, including the Independent Board Members, concluded that the Fund’s performance was acceptable overall.

Cost of the Services Provided And Profits Realized From The Relationships with the Fund.

The Directors considered the management fees paid to the Adviser by the Fund as well as the fees paid to CenterSquare by the Adviser, which would reduce the net management fees retained by the Adviser. The Board reviewed the level of profits realized by the Adviser, the Affiliated Service Providers and CenterSquare in providing investment advisory and other services to the Fund. Information also was presented regarding the financial condition of the Adviser and CenterSquare for various past periods. The Directors also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies. The Board also considered the various risks borne by SSGA FM, the Affiliated Service Providers and CenterSquare in connection with their various roles in servicing the Fund, including enterprise, litigation, business, operational and entrepreneurial risk.

The Board concluded that the profitability of the Adviser and CenterSquare with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Other Information	15

State Street Real Estate Securities V.I.S. Fund

Other Information (Unaudited), continued

The Extent to Which Economies of Scale Would Be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board considered the extent to which the Adviser and the Affiliated Service Providers, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund. The Board concluded that, in light of, among other considerations, the current size of the Fund, the level of profitability of the Adviser and the Affiliated Service Providers with respect to the Fund, and/or the comparative management fee and expense ratio of the Fund, it does not appear that the Adviser or the Affiliated Service Providers has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed management fees (or breakpoints in such fees) should be reduced at this time.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the respective services provided to the Fund by each of the Adviser and CenterSquare, and the fees charged to the Fund for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to the expense ratios of a group of comparable mutual funds selected by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser. Among other information, the Board considered that the Fund’s advisory fees and expense ratios were among the highest in the applicable Broadridge peer group range. The Board members also reviewed comparative mutual fund and/or other account fee information for CenterSquare clients provided by CenterSquare.

In light of the foregoing, the Board, including the Independent Board Members, determined that the management fees and sub-advisory fees, considered in relation to the services provided to the Fund, supported the Board’s approval of the continuance of the Investment Advisory and Administration Agreement and the Sub-Advisory Agreement.

Fall-Out Benefits.

The Board considered actual and potential financial benefits that the Adviser and CenterSquare could derive from their respective relationships with the Fund, including the custody, fund accounting and sub-administration services being provided to the Fund by affiliates of the Adviser and, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board noted, however, that the Fund benefits from the vast array of resources available through SSGA FM, and that the Fund represents only a small portion of the assets managed by SSGA FM.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Directors, including the Independent Board Members, approved the continuance of the Investment Advisory and Administration Agreement and the Sub-Advisory Agreement for the Fund.

16	Other Information

Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Donna M. Rapaccioli

Jeanne M. La Porta

Officers

Jeanne M. La Porta, President

Arthur Jensen, Treasurer

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Bruce S. Rosenberg, Assistant Treasurer

Ann M. Carpenter, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Darlene Anderson-Vasquez, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2018

State Street Total Return V.I.S. Fund

State Street Total Return V.I.S Fund

Semi-Annual Report

June 30, 2018 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Total Return V.I.S. Fund

Fund Information — June 30, 2018 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $2,158,061 (in thousands) as of June 30, 2018 (a)(b)

Top Ten Largest Equity Holdings

as of June 30, 2018 (as a % of Fair Value) (a)(b)

Apple Inc.	1.41%
Microsoft Corp.	1.17%
Amazon.com Inc.	1.06%
Facebook Inc., Class A	0.72%
Berkshire Hathaway Inc., Class B	0.56%
JPMorgan Chase & Co.	0.55%
Exxon Mobil Corp.	0.54%
Alphabet Inc., Class C	0.53%
Alphabet Inc., Class A	0.52%
Johnson & Johnson	0.50%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Total Return V.I.S. Fund	1

State Street Total Return V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

Class 1	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return Beginning Account Value January 1, 2018	$1,000.00	$1,000.00
Ending Account Value June 30, 2018	$992.50	$1,021.70
Expenses paid during the period*	$3.11	$3.16

Class 3	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return Beginning Account Value January 1, 2018	$1,000.00	$1,000.00
Ending Account Value June 30, 2018	$991.40	$1,020.43
Expenses paid during the period*	$4.35	$4.41

*

Expenses are equal to the Fund’s annualized expense ratio of 0.63% for Investment Class shares and 0.88% for Service Class shares (for the period January 1, 2018-June 30, 2018), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Equity Securities - 63.5%†
Consumer Discretionary - 7.8%
Amazon.com Inc. (a)	13,415	22,802,817
Comcast Corp., Class A	152,989	5,019,569
Netflix Inc.	14,498	5,674,952
The Home Depot Inc.	38,447	7,501,010
The Walt Disney Co.	49,435	5,181,282
Other Securities	6,556,344	121,847,645

		168,027,275

Consumer Staples - 4.9%
China Huishan Dairy Holdings Company Ltd. (a)(f)	55,000	—
PepsiCo Inc.	47,208	5,139,535
Nestle S.A.	81,695	6,326,951
The Coca-Cola Co.	127,811	5,605,790
The Procter & Gamble Co.	83,702	6,533,778
Other Securities	4,678,952	83,395,296

		107,001,350

Energy - 4.3%
Chevron Corp.	63,788	8,064,717
Exxon Mobil Corp.	141,307	11,690,328
Other Securities	6,602,316	72,453,249

		92,208,294

Financials - 11.0%
Bank of America Corp.	314,098	8,854,423
Berkshire Hathaway Inc., Class B (a)	64,243	11,990,956
Citigroup Inc.	84,832	5,676,957
HSBC Holdings PLC	528,900	4,962,680
JPMorgan Chase & Co.	113,478	11,824,408
State Street Corp. (b)	12,236	1,139,049
Wells Fargo & Co.	146,606	8,127,837
Other Securities	38,064,029	184,647,781

		237,224,091

Healthcare - 7.4%
AbbVie Inc.	50,420	4,671,413
Johnson & Johnson	89,493	10,859,081
Merck & Company Inc.	89,812	5,451,588
Novartis AG	58,331	4,422,335
Pfizer Inc.	194,779	7,066,585
UnitedHealth Group Inc.	32,011	7,853,579
Other Securities	3,175,544	119,319,671

		159,644,252

Industrials - 6.8%
The Boeing Co.	18,229	6,116,012
Other Securities	7,245,844	139,785,097

		145,901,109

	Number of Shares or Principal Amount ($)	Fair Value $

Information Technology - 12.6%
Alphabet Inc., Class A (a)	9,934	11,217,373
Alphabet Inc., Class C (a)	10,163	11,338,351
Apple Inc.	163,887	30,337,123
Cisco Systems Inc.	156,534	6,735,658
Facebook Inc., Class A (a)	79,972	15,540,159
Hanergy Thin Film Power Group Ltd. (a)(f)	342,000	—
Intel Corp.	155,440	7,726,922
Microsoft Corp.	256,085	25,252,542
Tencent Holdings Ltd.	153,300	7,694,847
Visa Inc., Class A	59,457	7,875,080
Mastercard Inc., Class A	30,552	6,004,079
Alibaba Group Holding Ltd. ADR (a)	31,013	5,753,842
Samsung Electronics Company Ltd.	126,342	5,288,340
NVIDIA Corp.	20,281	4,804,569
Taiwan Semiconductor Manufacturing Company Ltd.	646,000	4,587,271
Oracle Corp.	99,786	4,396,571
Other Securities	5,090,940	118,106,156

		272,658,883

Materials - 3.1%
Ferroglobe PLC (a)(f)	1,316	—
DowDuPont Inc.	77,254	5,092,584
Other Securities	5,215,114	62,720,841

		67,813,425

Real Estate - 2.0%
Other Securities	5,271,193	43,422,562

		43,422,562

Telecommunication Services - 1.7%
AT&T Inc.	242,291	7,779,964
Verizon Communications Inc.	137,840	6,934,730
Other Securities	6,679,177	21,120,028

		35,834,722

Utilities - 1.9%
Other Securities	5,841,575	41,061,981

		41,061,981

Total Equity Securities (Cost $931,988,855)		1,370,797,944

Bonds and Notes - 30.8%
U.S. Treasuries - 11.3%
U.S. Treasury Bonds
2.25% 08/15/46	1,600,000	1,377,328
2.50% 02/15/45 - 05/15/46	4,510,000	4,101,329

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

2.75% 11/15/42 - 11/15/47	3,650,000	3,487,262
2.88% 08/15/45 - 11/15/46	1,800,000	1,763,548
3.00% 05/15/42 - 02/15/48	12,500,000	12,547,616
3.13% 08/15/44 - 05/15/48	2,500,000	2,566,550
3.38% 05/15/44	1,900,000	2,034,805
3.63% 08/15/43 - 02/15/44	1,740,000	1,939,547
3.75% 11/15/43	1,400,000	1,591,030
4.25% 05/15/39 - 11/15/40	2,000,000	2,417,890
4.38% 02/15/38 - 11/15/39	2,000,000	2,441,940
4.50% 02/15/36	2,000,000	2,445,720
4.63% 02/15/40	500,000	634,435
5.25% 02/15/29	200,000	243,566
5.50% 08/15/28	1,450,000	1,785,196
6.00% 02/15/26	1,827,000	2,225,067
6.38% 08/15/27	200,000	256,706
7.63% 11/15/22 - 02/15/25	500,000	618,528
7.88% 02/15/21	2,000,000	2,265,880
8.75% 05/15/20	3,000,000	3,342,810
U.S. Treasury Notes
1.00% 10/15/19	3,500,000	3,436,440
1.13% 03/31/20 - 09/30/21	6,500,000	6,235,796
1.25% 10/31/19 - 10/31/21	6,500,000	6,275,585
1.38% 07/31/19 - 05/31/21	15,500,000	15,171,165
1.50% 11/30/19 - 08/15/26	10,400,000	10,067,678
1.63% 08/31/19 - 05/15/26	19,540,000	18,806,757
1.75% 11/30/19 - 09/30/22	12,600,000	12,305,510
1.88% 12/15/20 - 09/30/22	23,000,000	22,341,750
2.00% 07/31/20 - 11/15/26	25,844,000	24,977,830
2.13% 08/31/20 - 11/30/23	8,600,000	8,443,432
2.25% 03/31/21 - 11/15/27	21,690,000	20,934,284
2.38% 12/31/20 - 05/15/27	14,000,000	13,742,560
2.50% 03/31/23 - 01/31/25	10,500,000	10,340,675
2.63% 08/15/20 - 02/28/23	5,885,000	5,881,403
2.75% 05/31/23 - 02/15/28	5,500,000	5,482,425
3.13% 05/15/21	1,500,000	1,520,865
3.38% 11/15/19	5,000,000	5,060,350
3.63% 02/15/20 - 02/15/21	2,700,000	2,753,312

		243,864,570

U.S. Government Sponsored Agency - 0.0%*
Tennessee Valley Authority
3.50% 12/15/42	1,000,000	1,002,760

Agency Mortgage Backed - 9.1%
Federal Home Loan Banks
1.38% 11/15/19	1,200,000	1,182,132
1.50% 10/21/19	1,000,000	987,360
Federal Home Loan Mortgage Corp.
1.13% 08/12/21	1,137,000	1,084,482
1.25% 10/02/19	1,500,000	1,477,095

	Principal Amount ($)	Fair Value $

2.38% 01/13/22	2,100,000	2,073,603
2.50% 07/01/28 - 02/01/32	3,539,747	3,456,165
2.51% 11/25/22	300,000	292,939
3.00% 05/01/30 - 03/01/47	13,895,996	13,600,979
3.50% 03/01/26 - 11/01/47	12,530,416	12,509,749
4.00% 06/01/42 - 08/01/47	6,395,642	6,543,625
4.50% 05/01/42 - 01/01/45	88,212	92,655
5.00% 12/01/22 - 06/01/41	1,888,660	1,990,322
5.50% 01/01/38 - 04/01/39	394,015	424,499
6.00% 06/01/37 - 11/01/37	380,461	415,808
6.25% 07/15/32	250,000	334,625
Federal Home Loan Mortgage Corp. 1.50% + 12 month USD LIBOR
4.01% 06/01/43 (c)	131,290	135,463
Federal Home Loan Mortgage Corp. 1.60% + 12 month USD LIBOR
2.51% 08/01/43 (c)	196,474	194,440
Federal Home Loan Mortgage Corp. 1.65% + 12 month USD LIBOR
2.45% 05/01/43 (c)	524,202	517,895
Federal National Mortgage Assoc.
1.50% 07/30/20	500,000	488,825
1.88% 09/24/26	1,000,000	911,730
2.13% 04/24/26	700,000	656,943
2.50% 02/01/28 - 11/01/31	5,754,591	5,638,992
2.68% 05/25/21 (c)	92,904	91,929
3.00% 01/01/28 - 05/01/47	26,270,550	25,724,129
3.50% 01/01/27 - 06/01/48	29,697,795	29,712,512
4.00% 10/01/41 - 01/01/48	12,810,593	13,108,514
4.50% 11/01/18 - 03/01/46	7,259,471	7,631,235
5.00% 12/01/39 - 06/01/41	1,810,622	1,929,594
5.50% 12/01/35 - 04/01/38	2,561,553	2,771,993
6.00% 03/01/34 - 08/01/37	1,769,640	1,933,281
6.63% 11/15/30	100,000	134,325
Federal National Mortgage Assoc. 1.53% + 12 month USD LIBOR
3.90% 04/01/43 (c)	79,936	82,281
Federal National Mortgage Assoc.
4.00% TBA (d)	3,350,000	3,415,331
Government National Mortgage Assoc.
2.50% 05/20/45	270,472	257,436
3.00% 10/15/42 - 06/20/47	16,294,377	16,002,278
3.50% 03/20/45 - 06/20/48	17,652,871	17,766,694

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

4.00% 12/20/40 - 02/20/48	13,753,893	14,157,625
4.50% 05/20/40	1,376,304	1,447,059
5.00% 08/15/41	2,185,405	2,315,853
3.50% TBA (d)	2,500,000	2,509,619

		196,002,014

Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
2.37% 05/25/22	600,000	585,030
2.60% 10/25/23	103,971	102,613
2.75% 01/25/26	300,000	289,162
2.87% 12/25/21	800,000	794,311
3.06% 07/25/23 (c)	600,000	597,937
3.30% 04/25/23 (c)	100,000	100,756
3.39% 03/25/24	200,000	201,806
3.49% 01/25/24	300,000	305,295
3.53% 07/25/23 (c)	800,000	813,743
3.97% 01/25/21 (c)	200,000	204,204
4.25% 01/25/20	100,000	101,230
4.33% 10/25/20 (c)	450,000	461,738
Federal National Mortgage Assoc.
2.78% 06/25/21 (c)	328,675	326,447

		4,884,272

Asset Backed – 0.4%
Other Securities	3,565,000	3,516,601

Corporate Notes – 9.1%
Amazon.com Inc.
1.90% 08/21/20	100,000	97,948
3.15% 08/22/27	100,000	95,930
3.88% 08/22/37	100,000	97,709
4.25% 08/22/57	100,000	98,546
4.80% 12/05/34	250,000	273,555
Apple Inc.
1.10% 08/02/19	250,000	246,238
1.80% 11/13/19	50,000	49,463
2.00% 11/13/20	50,000	49,058
2.25% 02/23/21	200,000	196,398
2.40% 01/13/23	50,000	48,326
2.50% 02/09/22	300,000	294,219
2.75% 01/13/25	50,000	47,761
3.00% 11/13/27	100,000	94,968
3.25% 02/23/26	160,000	156,051
3.75% 11/13/47	50,000	47,072
4.38% 05/13/45	465,000	478,573
4.50% 02/23/36	300,000	322,353
4.65% 02/23/46	185,000	199,077

	Principal Amount ($)	Fair Value $

Microsoft Corp.
1.10% 08/08/19	200,000	196,810
1.55% 08/08/21	300,000	287,775
2.40% 02/06/22 - 08/08/26	500,000	478,440
2.88% 02/06/24	300,000	294,042
3.45% 08/08/36	200,000	191,976
3.50% 02/12/35	65,000	63,103
3.75% 05/01/43	300,000	292,926
4.45% 11/03/45	425,000	460,700
Other Securities	188,293,851	186,989,797

		192,148,814

Non-Agency Collateralized Mortgage Obligations - 0.6%
Other Securities	7,823,712	7,873,754

Sovereign Bonds - 0.7%
Other Securities	10,027,000	10,195,412

Municipal Bonds and Notes - 0.5%
Other Securities	4,180,000	5,068,078

FNMA (TBA) - 0.2%
Lehman
5.50% TBA (e)(f)	378,353	8,172

Total Bonds and Notes (Cost $680,493,893)		664,564,447

Exchange Traded Funds - 3.3%
Exchange Traded & Mutual Funds - 3.3%
SPDR Bloomberg Barclays High Yield Bond ETF (Cost $72,005,250) (g)	2,022,863	71,771,179

Total Investments in Securities (Cost $1,684,487,998)		2,107,133,570

Short-Term Investments - 2.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.86% (Cost $50,928,408) (g)(h)	50,927,408	50,927,408

Total Investments (Cost $1,735,416,406)		2,158,060,978

Liabilities in Excess of Other Assets, net - (0.0)%		(406,788)

NET ASSETS - 100.0%		2,157,654,190

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2018 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation

CME E-mini Russell 2000 Index Futures	September 2018	10	$823,750	$(17,178)
MSCI EAFE Mini Index Futures	September 2018	9	879,930	(26,455)
MSCI Emerging Markets Index Futures	September 2018	91	4,838,015	(382,753)
S&P 500 Emini Index Futures	September 2018	31	4,218,480	(97,920)
S&P Mid 400 Emini Index Futures	September 2018	2	391,220	(8,959)

				$(533,265)

During the period ended June 30, 2018, the Fund had an average notional value of $12,205,234 on long futures contracts.

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments — June 30, 2018 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 242-0134; and ii) on the SEC’s website at http://www.sec.gov

(a)	Non-income producing security.
(b)

State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(e)	Security is in default
(f)

Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the State Street Variable Insurance Series Funds, Inc.’s Board of Directors. Security value is determined based on level 3 inputs.

(g)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2018.
*	Less than 0.05%.
**	Less than 0.005%.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

MBIA - Municipal Bond Investors Assurance Corporation

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SPDR - Standard and Poor’s Depositary Receipt

TBA - To Be Announced

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Domestic Equity	$802,268,572	$434,360	$—	$802,702,932
Foreign Equity	567,833,957	261,055	—	568,095,012
U.S. Treasuries	—	243,864,570	—	243,864,570
U.S. Government Sponsored Agencies	—	1,002,760	—	1,002,760
Agency Collateralized Mortgage Obligations	—	4,884,272	—	4,884,272
Agency Mortgage Backed	—	196,002,014	—	196,002,014
Asset Backed	—	3,516,601	—	3,516,601
Corporate Notes	—	192,148,814	—	192,148,814
Non-Agency Collateralized Mortgage Obligations	—	7,873,754	—	7,873,754
Sovereign Bonds	—	10,195,412	—	10,195,412
Municipal Bonds and Notes	—	5,068,078	—	5,068,078
FNMA (TBA)	—	—	8,172	8,172
Exchange Traded & Mutual Funds	71,771,179	—	—	71,771,179
Short-Term Investments	50,927,408	—	—	50,927,408

Total Investments in Securities	$1,492,801,116	$665,251,690	$8,172	$2,158,060,978

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(533,265)	$—	$—	$(533,265)

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — June 30, 2018 (Unaudited)

The Fund was invested in the following countries/territories at June 30, 2018 (unaudited):

Country/Territory	Percentage (based on Fair Value)

United States	71.02%
Japan	4.38%
United Kingdom	3.56%
Canada	2.08%
China	1.99%
France	1.97%
Germany	1.93%
Switzerland	1.64%
Australia	1.34%
South Korea	0.94%
Netherlands	0.74%
Taiwan	0.72%
Hong Kong	0.68%
Spain	0.57%
Ireland	0.55%
India	0.54%
Supranational	0.48%
Sweden	0.48%
South Africa	0.43%
Brazil	0.39%
Italy	0.39%
Mexico	0.37%
Denmark	0.29%
Singapore	0.21%
Russian Federation	0.21%
Belgium	0.20%
Finland	0.18%
Norway	0.17%
Malaysia	0.15%
Thailand	0.14%
Indonesia	0.12%

Country/Territory	Percentage (based on Fair Value)

Philippines	0.11%
Chile	0.10%
Colombia	0.10%
Poland	0.09%
Israel	0.09%
Bermuda	0.06%
Luxembourg	0.06%
Austria	0.06%
Turkey	0.05%
Qatar	0.05%
Cayman Islands	0.05%
Peru	0.05%
New Zealand	0.04%
United Arab Emirates	0.04%
Hungary	0.03%
Portugal	0.03%
Uruguay	0.02%
Iraq	0.02%
Greece	0.02%
Panama	0.02%
Guernsey	0.01%
Czech Republic	0.01%
Isle Of Man	0.01%
Egypt	0.01%
Uae	0.01%
Romania	0.00%	**
Jersey	0.00%	**
Puerto Rico	0.00%	**
Monaco	0.00%	**
Virgin Islands	0.00%	**

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2018 (unaudited):

Industry	Domestic	Foreign	Total

Diversified Banks	1.72%	3.40%	5.12%
Exchange Traded Funds	3.33%	0.00%	3.33%
Pharmaceuticals	1.53%	1.44%	2.97%
Internet Software & Services	1.90%	0.91%	2.81%
Integrated Oil & Gas	1.01%	1.23%	2.24%
Technology Hardware, Storage & Peripherals	1.58%	0.46%	2.04%
Semiconductors	1.32%	0.45%	1.77%
Internet & Direct Marketing Retail	1.50%	0.10%	1.60%
Systems Software	1.45%	0.05%	1.50%
Data Processing & Outsourced Services	1.13%	0.13%	1.26%
Healthcare Equipment	0.85%	0.41%	1.26%
Aerospace & Defense	0.95%	0.31%	1.26%
Biotechnology	0.90%	0.32%	1.22%
Integrated Telecommunication Services	0.68%	0.47%	1.15%
Electric Utilities	0.66%	0.41%	1.07%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — June 30, 2018 (Unaudited)

Industry	Domestic	Foreign	Total

Packaged Foods & Meats	0.36%	0.63%	0.99%
Industrial Conglomerates	0.57%	0.37%	0.94%
Life & Health Insurance	0.26%	0.64%	0.90%
Oil & Gas Exploration & Production	0.61%	0.28%	0.89%
Automobile Manufacturers	0.15%	0.71%	0.86%
Application Software	0.54%	0.29%	0.83%
Regional Banks	0.47%	0.29%	0.76%
Managed Healthcare	0.70%	0.03%	0.73%
IT Consulting & Other Services	0.31%	0.39%	0.70%
Industrial Machinery	0.26%	0.43%	0.69%
Household Products	0.50%	0.18%	0.68%
Multi-Sector Holdings	0.57%	0.11%	0.68%
Tobacco	0.36%	0.28%	0.64%
Railroads	0.35%	0.29%	0.64%
Soft Drinks	0.54%	0.06%	0.60%
Asset Management & Custody Banks	0.38%	0.17%	0.55%
Cable & Satellite	0.32%	0.23%	0.55%
Multi-Utilities	0.34%	0.21%	0.55%
Apparel, Accessories & Luxury Goods	0.14%	0.40%	0.54%
Multi-Line Insurance	0.13%	0.39%	0.52%
Restaurants	0.40%	0.12%	0.52%
Specialty Chemicals	0.18%	0.33%	0.51%
Property & Casualty Insurance	0.17%	0.34%	0.51%
Personal Products	0.06%	0.44%	0.50%
Financial Exchanges & Data	0.34%	0.15%	0.49%
Home Improvement Retail	0.47%	0.01%	0.48%
Communications Equipment	0.37%	0.11%	0.48%
Diversified Chemicals	0.26%	0.22%	0.48%
Wireless Telecommunication Services	0.00%	0.47%	0.47%
Diversified Metals & Mining	0.00%	0.47%	0.47%
Hypermarkets & Super Centers	0.33%	0.12%	0.45%
Specialized REITs	0.44%	0.00%	0.44%
Investment Banking & Brokerage	0.36%	0.08%	0.44%
Oil & Gas Refining & Marketing	0.24%	0.18%	0.42%
Movies & Entertainment	0.37%	0.05%	0.42%
Electrical Components & Equipment	0.18%	0.21%	0.39%
Life Sciences Tools & Services	0.29%	0.09%	0.38%
Trading Companies & Distributors	0.06%	0.29%	0.35%
Retail REITs	0.16%	0.18%	0.34%
Healthcare Services	0.25%	0.09%	0.34%
Construction Machinery & Heavy Trucks	0.19%	0.15%	0.34%
Food Retail	0.03%	0.30%	0.33%
Oil & Gas Storage & Transportation	0.12%	0.21%	0.33%
Oil & Gas Equipment & Services	0.25%	0.08%	0.33%
Semiconductor Equipment	0.14%	0.18%	0.32%
Air Freight & Logistics	0.24%	0.07%	0.31%
Apparel Retail	0.17%	0.14%	0.31%
Electronic Components	0.08%	0.23%	0.31%
Consumer Finance	0.26%	0.03%	0.29%
Construction & Engineering	0.04%	0.24%	0.28%
Auto Parts & Equipment	0.01%	0.27%	0.28%
Steel	0.03%	0.25%	0.28%
Brewers	0.02%	0.25%	0.27%
Building Products	0.09%	0.18%	0.27%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — June 30, 2018 (Unaudited)

Industry	Domestic	Foreign	Total

Commodity Chemicals	0.06%	0.20%	0.26%
Research & Consulting Services	0.07%	0.19%	0.26%
Distillers & Vintners	0.08%	0.17%	0.25%
Home Entertainment Software	0.18%	0.07%	0.25%
Industrial Gases	0.12%	0.13%	0.25%
Hotels, Resorts & Cruise Lines	0.17%	0.07%	0.24%
Diversified Real Estate Activities	0.00%	0.24%	0.24%
Construction Materials	0.05%	0.19%	0.24%
Airlines	0.16%	0.06%	0.22%
Casinos & Gaming	0.04%	0.16%	0.20%
Diversified Capital Markets	0.00%	0.20%	0.20%
Footwear	0.16%	0.04%	0.20%
Electronic Equipment & Instruments	0.01%	0.18%	0.19%
General Merchandise Stores	0.13%	0.06%	0.19%
Healthcare Supplies	0.09%	0.09%	0.18%
Insurance Brokers	0.08%	0.09%	0.17%
Consumer Electronics	0.00%	0.15%	0.15%
Residential REITs	0.15%	0.00%	0.15%
Home Building	0.05%	0.10%	0.15%
Electronic Manufacturing Services	0.01%	0.14%	0.15%
Gold	0.03%	0.11%	0.14%
Gas Utilities	0.01%	0.13%	0.14%
Real Estate Development	0.00%	0.14%	0.14%
Office REITs	0.08%	0.06%	0.14%
Paper Packaging	0.09%	0.04%	0.13%
Real Estate Operating Companies	0.00%	0.13%	0.13%
Healthcare Distributors	0.10%	0.03%	0.13%
Industrial REITs	0.07%	0.06%	0.13%
Fertilizers & Agricultural Chemicals	0.06%	0.07%	0.13%
Department Stores	0.05%	0.07%	0.12%
Healthcare Facilities	0.06%	0.06%	0.12%
Reinsurance	0.00%	0.12%	0.12%
Advertising	0.04%	0.07%	0.11%
Automotive Retail	0.09%	0.02%	0.11%
Diversified REITs	0.00%	0.11%	0.11%
Thrifts & Mortgage Finance	0.00%	0.11%	0.11%
Agricultural & Farm Machinery	0.07%	0.04%	0.11%
Health Care REITs	0.11%	0.00%	0.11%
Environmental & Facilities Services	0.08%	0.03%	0.11%
Human Resource & Employment Services	0.01%	0.09%	0.10%
Drug Retail	0.08%	0.02%	0.10%
Other Diversified Financial Services	0.00%	0.09%	0.09%
Specialty Stores	0.07%	0.02%	0.09%
Paper Products	0.00%	0.09%	0.09%
Broadcasting	0.05%	0.04%	0.09%
Diversified Support Services	0.04%	0.05%	0.09%
Tires & Rubber	0.01%	0.07%	0.08%
Airport Services	0.00%	0.08%	0.08%
Leisure Products	0.03%	0.04%	0.07%
Heavy Electrical Equipment	0.00%	0.07%	0.07%
Food Distributors	0.05%	0.02%	0.07%
Agricultural Products	0.04%	0.03%	0.07%
Trucking	0.02%	0.05%	0.07%
Copper	0.04%	0.03%	0.07%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — June 30, 2018 (Unaudited)

Industry	Domestic	Foreign	Total

Water Utilities	0.02%	0.04%	0.06%
Independent Power Producers & Energy Traders	0.02%	0.04%	0.06%
Healthcare Technology	0.04%	0.02%	0.06%
Highways & Railtracks	0.00%	0.06%	0.06%
Household Appliances	0.01%	0.05%	0.06%
Education Services	0.00%	0.05%	0.05%
Hotel & Resort REITs	0.05%	0.00%	0.05%
Publishing	0.01%	0.04%	0.05%
Distributors	0.04%	0.01%	0.05%
Security & Alarm Services	0.00%	0.04%	0.04%
Computer & Electronics Retail	0.03%	0.01%	0.04%
Alternative Carriers	0.03%	0.01%	0.04%
Marine	0.00%	0.04%	0.04%
Leisure Facilities	0.00%	0.04%	0.04%
Metal & Glass Containers	0.02%	0.02%	0.04%
Coal & Consumable Fuels	0.00%	0.04%	0.04%
Home Furnishings	0.03%	0.00%	0.03%
Real Estate Services	0.02%	0.01%	0.03%
Home Furnishing Retail	0.00%	0.03%	0.03%
Aluminum	0.00%	0.03%	0.03%
Motorcycle Manufacturers	0.01%	0.02%	0.03%
Oil & Gas Drilling	0.01%	0.02%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Commercial Printing	0.00%	0.02%	0.02%
Technology Distributors	0.00%	0.02%	0.02%
Housewares & Specialties	0.02%	0.00%	0.02%
Mortgage REITs	0.02%	0.00%	0.02%
Office Services & Supplies	0.00%	0.02%	0.02%
Specialized Consumer Services	0.02%	0.00%	0.02%
Renewable Electricity	0.00%	0.01%	0.01%
Silver	0.00%	0.01%	0.01%
Specialized Finance	0.00%	0.01%	0.01%
Forest Products	0.00%	0.01%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%

			66.85%

Sector	Percentage (based on Fair Value)

U.S. Treasuries	11.30%
Agency Mortgage Backed	9.08%
Corporate Notes	8.90%
Sovereign Bonds	0.47%
Non-Agency Collateralized Mortgage Obligations	0.37%
Municipal Bonds and Notes	0.23%
Agency Collateralized Mortgage Obligations	0.23%
Asset Backed	0.16%
U.S. Government Sponsored Agencies	0.05%
FNMA (TBA)	0.00%

30.79%

Sector	Percentage (based on Fair Value)

Short-Term Investments
Short-Term Investments	2.36%

2.36%

100.00%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — June 30, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	2,022,863	$74,279,529	$—	$—	$—	$(2,508,350)	2,022,863	$71,771,179	$1,624,804	$—
State Street Corp.	13,036	1,272,444	—	83,607	51,400	(101,188)	12,236	1,139,049	10,446	—
State Street Institutional U.S. Government Money Market Fund - Class G Shares	93,039,371	93,039,371	179,843,440	221,955,403	—	—	50,927,408	50,927,408	461,837	—

TOTAL		$168,591,344	$179,843,440	$222,039,010	$51,400	$(2,609,538)		$123,837,636	$2,097,087	$—

See Notes to Summary Schedules of Investments and Notes to Financial Statements.

12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Class 1
	6/30/18†	12/31/17	12/31/16	12/31/15*	12/31/14*		12/31/13*
Inception date	—	—	—	—	—		7/1/85

Net asset value, beginning of period	$19.94	$18.08	$17.66	$18.81	$18.71		$17.35

Income/(loss) from investment operations:
Net investment income	0.20	0.36 (a)	0.35	0.31	0.35		0.29
Net realized and unrealized gains/(losses) on investments	(0.35)	2.46	0.77	(0.52)	0.65		2.29

Total income/(loss) from investment operations	(0.15)	2.82	1.12	(0.21)	1.00		2.58

Less distributions from:
Net investment income	—	0.41	0.35	0.34	0.34		0.29
Net realized gains	—	0.55	0.35	0.60	0.56		0.93

Total distributions	—	0.96	0.70	0.94	0.90		1.22

Net asset value, end of period	$19.79	$19.94	$18.08	$17.66	$18.81		$18.71

Total Return(b)	(0.75)%	15.58%	6.35%	(1.13)%	5.32%		14.93%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$805,840	$856,665	$797,448	$807,584	$941,344		$1,046,388

Ratios to average net assets:
Net expenses	0.63%**	0.62%	0.60%	0.61%	0.62	%(c)	0.60	%(c)
Gross expenses	0.63%**	0.62%	0.60%	0.61%	0.62%		0.61%
Net investment income	2.05%**	1.83%	1.85%	1.56%	1.66%		1.50%
Portfolio turnover rate	8%	15%	45%	70%	78%		175%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
**	Annualized for periods less than one year.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	13

State Street Total Return V.I.S. Fund

Financial Highlights, continued

Selected data based on a share outstanding throughout the fiscal years indicated

	Class 3
	6/30/18†		12/31/17	12/31/16	12/31/15*	12/31/14*		12/31/13*
Inception date	—		—	—	—	—		5/1/06

Net asset value, beginning of period	$19.88		$18.03	$17.61	$18.75	$18.65		$17.30

Income/(loss) from investment operations:
Net investment income	0.18	*	0.31 *	0.30	0.27	0.28		0.24
Net realized and unrealized gains/(losses) on investments	(0.35)		2.44	0.77	(0.51)	0.67		2.28

Total income/(loss) from investment operations	(0.17)		2.75	1.07	(0.24)	0.95		2.52

Less distributions from:
Net investment income	—		0.35	0.30	0.30	0.29		0.24
Net realized gains	—		0.55	0.35	0.60	0.56		0.93

Total distributions	—		0.90	0.65	0.90	0.85		1.17

Net asset value, end of period	$19.71		$19.88	$18.03	$17.61	$18.75		$18.65

Total Return(a)	(0.86)%		15.26%	6.08%	(1.34)%	5.07%		14.64%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,351,814		$1,464,061	$1,508,428	$1,633,723	$1,842,997		$1,937,910

Ratios to average net assets:
Net expenses	0.88	%**	0.87%	0.85%	0.86%	0.87	%(b)	0.85	%(b)
Gross expenses	0.88	%**	0.87%	0.85%	0.86%	0.87%		0.86%
Net investment income	1.80	%**	1.59%	1.60%	1.31%	1.40%		1.25%
Portfolio turnover rate	8%		15%	45%	70%	78%		175%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

14	Financial Highlights

State Street Total Return V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Assets
Investments in securities, at fair value (cost $1,611,991,149)	$2,034,223,342
Investments in affiliated securities, at fair value (cost $72,497,849)	72,910,228
Short-term affiliated investments, at fair value	50,927,408
Cash collateral on deposit with broker for future contracts	1,222,021
Foreign currency (cost $3,093,651)	3,035,202
Receivable for investments sold	9,446,234
Income receivables	6,841,953
Receivable for fund shares sold	11,822
Income receivable from affiliated investments	77,474
Other assets	211

Total assets	2,178,695,895

Liabilities
Due to custodian	899,117
Payable for investments purchased	16,303,354
Payable for fund shares redeemed	845,053
Payable for accumulated variation margin on futures	529,554
Payable to the Adviser	629,790
Payable to the Custodian	236,431
Accrued other expenses	1,251,151
Distribution and service fees	282,144
Accrued foreign capital gains tax	65,111

Total liabilities	21,041,705

Net Assets	$2,157,654,190

Net Assets Consist of:
Capital paid in	$1,691,736,151
Undistributed (distributions in excess of) net investment income	18,634,388
Accumulated net realized gain	25,304,565
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	422,167,082
Affiliated investments	412,379
Futures	(533,265)
Foreign currency related transactions	(67,110)

Net Assets	$2,157,654,190

Class 1
Net Assets	$805,840,474
Shares outstanding ($0.01 par value, unlimited shares authorized)	40,716,550
Net asset value per share	$19.79

Class 3
Net Assets	$1,351,813,716
Shares outstanding ($0.01 par value, unlimited shares authorized)	68,595,205
Net asset value per share	$19.71

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	15

State Street Total Return V.I.S. Fund

Statement of Operations — For the period ended June 30, 2018 (Unaudited)

Investment Income
Income
Dividend	$19,912,622
Interest	9,178,572
Income from affiliated investments	2,097,087
Less: Foreign taxes withheld	(1,203,426)

Total income	29,984,855

Expenses
Advisory and administration fees	3,950,690
Distribution and service fees
Class 1	830,114
Class 3	3,165,729
Directors’ fees	179,109
Custody and accounting expenses	416,749
Professional fees	145,091
Other expenses	137,025

Total Expenses	8,824,507

Net investment income	$21,160,348

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$27,871,505
Affiliated investments	51,400
Futures	536,577
Foreign currency transactions	(92,463)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(63,250,095)*
Affiliated investrments	(2,609,538)
Futures	(869,058)
Foreign currency translations	(101,031)

Net realized and unrealized gain (loss) on investments	(38,462,703)

Net Decrease in Net Assets Resulting from Operations	$(17,302,355)

**	Includes $13,911 of net realized gains from foreign capital tax gain.
*	Includes change in accrued foreign capital gains tax of $9,133.

The accompanying Notes are an integral part of these financial statements.

16	Statement of Operations

State Street Total Return V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018*(a)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets

Operations:
Net investment income	$21,160,348	$38,873,989
Net realized gain (loss) on investments, futures, swap contracts, options contracts, and foreign currency related transactions	28,367,019	69,761,604
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency transactions	(66,829,722)	223,146,132

Net increase (decrease) from operations	(17,302,355)	331,781,725

Distributions to shareholders from:
Net investment income
Class 1	—	(16,742,272)
Class 3	—	(24,919,903)
Net realized gains
Class 1	—	(22,419,435)
Class 3	—	(38,500,904)

Total distributions	—	(102,582,514)

Increase (decrease) in assets from operations and distributions	(17,302,355)	229,199,211

Share transactions:
Proceeds from sale of shares
Class 1	10,286,940	24,414,624
Class 3	19,370,557	14,991,248
Value of distributions reinvested
Class 1	—	39,161,707
Class 3	—	63,420,807
Cost of shares redeemed
Class 1	(55,235,826)	(85,382,636)
Class 3	(120,190,750)	(270,955,830)

Net increase (decrease) from share transactions	(145,769,079)	(214,350,080)

Total increase (decrease) in net assets	(163,071,434)	14,849,131

Net Assets
Beginning of period	2,320,725,624	2,305,876,493

End of period	$2,157,654,190	$2,320,725,624

Undistributed (distributions in excess of) net investment income, end of period	$18,634,388	$(2,525,960)

Changes in Fund Shares
Class 1
Shares sold	515,186	1,257,149
Issued for distributions reinvested	—	1,970,896
Shares redeemed	(2,766,796)	(4,366,225)

Net increase (decrease) in fund shares	(2,251,610)	(1,138,180)

Class 3
Shares sold	972,182	760,162
Issued for distributions reinvested	—	3,201,454
Shares redeemed	(6,033,499)	(13,986,760)

Net decrease in fund shares	(5,061,317)	(10,025,144)

(a)	Unaudited.

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	17

State Street Total Return V.I.S. Fund

Notes to Financial Statements — June 30, 2018 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer every class of the Fund’s shares.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

18	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2018, the independent fair value service was used for certain foreign securities in the State Street Total Return V.I.S. Fund, and these securities were classified within Level 2 of the fair value hierarchy.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Fund’s Summary Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the six-month period ended June 30, 2018.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Notes to Financial Statements	19

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the six-month period ended June 30, 2018, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Summary Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering

20	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the six-month period ended June 30, 2018 the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$(529,554)	$—	$(529,554)

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$536,577	$—	$536,577

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$(869,058)	$—	$(869,058)

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.

Investor Service Plan — Class 1 and Class 3 Shares  The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the State Street Total Return V.I.S. Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such class shares.

Distribution and Shareholder Service (12b-1) Fees  The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is

Notes to Financial Statements	21

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”, formerly known as State Street Global Markets, LLC), the distributor of the shares of the Fund for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25%, of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

Administrator, Sub-Administrator and Custodian Fees  State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of June 30, 2018, the Fund had a cash overdraft related to fund share redemption activity.

Other Transactions with affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended June, 30, 2018 are disclosed in the Summary Schedule of Investments.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the six-month period ended June 30, 2018 were as follows:

U.S. Government Securities
Purchases	Sales

$154,190,233	$112,915,285

Non-U.S. Government Securities
Purchases	Sales

$53,689,717	$150,112,792

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM

22	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$1,745,907,338	$498,585,328	$86,964,953	$411,620,375

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2018.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	23

State Street Total Return V.I.S. Fund

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, and (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Fund’s website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, and (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

24	Other Information

State Street Total Return V.I.S. Fund

Other Information (Unaudited), continued

Disclosure for the Board of Directors’ Consideration of the Renewal of the Investment Advisory and Administration Agreement with SSGA Funds Management, Inc. on behalf of the State Street Total Return V.I.S. Fund

At meetings of the Board of Directors (the “Board”) of State Street Variable Insurance Series Funds, Inc. (the “V.I.S. Funds”) held on May 16, 2018 and June 5, 2018 (the “Board Meetings”), the Board members, including the Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the V.I.S. Funds (“Independent Board Members”), considered and unanimously approved the continuance for an additional year of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) between SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and the V.I.S. Funds on behalf of each of its series portfolios, including the State Street Total Return V.I.S. Fund (the “Fund”).

In considering whether to approve the continuance for an additional year of the Investment Advisory and Administration Agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by the Adviser. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment strategies and sizes, which was prepared by an independent third party provider, Broadridge Financial Solutions, Inc. (“Broadridge”). The Board members reviewed the fees charged by the Adviser for other mutual funds and investment products other than mutual funds that employ a similar investment strategy as the Fund. The Board had the opportunity to ask questions and request additional information in connection with its considerations.

Before approving the continuance of the Investment Advisory and Administration Agreement, the Independent Board Members reviewed the information provided with management of the Adviser and with their independent legal counsel. The Board also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The Independent Board Members discussed the proposed continuance of the Investment Advisory and Administration Agreement in detail during private sessions in advance of, and at, the Board Meetings with their independent legal counsel at which no representatives of the Adviser were present. The Independent Board Members and their independent legal counsel requested, and received and considered, additional information from the Adviser following the May 16, 2018 Board Meeting and prior to the June 5, 2018 Board Meeting.

In advance of the Board Meetings, and in response to their detailed requests, the Board members received from the Adviser written responses to their inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it provides to the Fund. The Directors took into account their multi-year experience as Directors and particularly their previous consideration of these types of agreements.

During the Board Meetings, the Board members had an opportunity to discuss this information with SSGA FM representatives, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in significant discussions.

In reaching its determinations relating to the continuance of the Investment Advisory and Administration Agreement, the Board considered those factors it deemed relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated the information provided to them, as well as the presentations and discussions that occurred at the Board Meetings, for the Fund, and their determinations were made separately in respect of the Fund from other series portfolios of the V.I.S Funds.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the continuance of the Investment Advisory and Administration Agreement with the Adviser on behalf of the Fund are as discussed below.

The Nature, Extent and Quality of Services Provided.

The Board reviewed the services provided to the Fund by the Adviser. The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund and the

Other Information	25

State Street Total Return V.I.S. Fund

Other Information (Unaudited), continued

extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers (“Affiliated Service Providers”). Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

In light of the foregoing and other relevant information, the Board, including the Independent Board Members, concluded that the services provided by the Adviser continue to be satisfactory.

Investment Performance.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indices and peer and category groupings of mutual funds prepared by Broadridge with respect to various periods. The Board members also engaged in detailed discussions with SSGA FM management about its investment processes and performance results. These discussions focused on the Fund’s investment objective, the number and experience of portfolio management and supporting research personnel, the Fund’s investment style and approach employed, the likely market cycles for the Fund’s investment style and the Fund’s competitive recent performance.

Taking these factors into consideration, the Board, including the Independent Board Members, concluded that the Fund’s performance was acceptable overall.

Cost of the Services Provided And Profits Realized From The Relationship with the Fund.

The Directors considered the management fees paid to the Adviser by the Fund. The Board reviewed the level of profits realized by the Adviser and the Affiliated Service Providers in providing investment advisory and other services to the Fund. Information also was presented regarding the financial condition of the Adviser for various past periods. The Directors also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies. The Board also considered the various risks borne by SSGA FM and the Affiliated Service Providers in connection with their various roles in servicing the Fund, including enterprise, litigation, business, operational and entrepreneurial risk.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

The Extent to Which Economies of Scale Would Be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board considered the extent to which the Adviser and the Affiliated Service Providers, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund. The Board concluded that, in light of, among other considerations, the current size of the Fund, the level of profitability of the Adviser and the Affiliated Service Providers with respect to the Fund, and/or the comparative management fee and expense ratio of the Fund, it does not appear that the Adviser or the Affiliated Service Providers has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed management fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the services provided to the Fund by the Adviser, and the fees charged to the Fund for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to the expense ratios of a group of comparable mutual funds selected

26	Other Information

State Street Total Return V.I.S. Fund

Other Information (Unaudited), continued

by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser. Among other information, the Board considered that the Fund’s expense ratios and advisory fee were lower than the Broadridge peer group and category medians.

In light of the foregoing, the Board, including the Independent Board Members, determined that the management fees, considered in relation to the services provided to the Fund, supported the Board’s approval of the continuance of the Investment Advisory and Administration Agreement.

Fall-Out Benefits.

The Board considered actual and potential financial benefits that the Adviser could derive from its relationship with the Fund, including the custody, fund accounting and sub-administration services being provided to the Fund by affiliates of the Adviser and, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board noted, however, that the Fund benefits from the vast array of resources available through SSGA FM, and that the Fund represents only a small portion of the assets managed by SSGA FM.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Directors, including the Independent Board Members, approved the continuance of the Investment Advisory and Administration Agreement for the Fund.

Other Information	27

Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Donna M. Rapaccioli

Jeanne M. La Porta

Officers

Jeanne M. La Porta, President

Arthur Jensen, Treasurer

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Bruce S. Rosenberg, Assistant Treasurer

Ann M. Carpenter, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Darlene Anderson-Vasquez, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

(a)

The Schedule of Investments for the State Street Total Return V.I.S. Fund is listed below. The Schedules of Investments for the State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund and a Summary Schedule of Investments for the State Street Total Return V.I.S. Fund are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

State Street Total Return V.I.S. Fund

	Number of Shares	Fair Value
Domestic Equity – 37.2% †
Common Stock – 37.2%
Advertising – 0.0% *
Clear Channel Outdoor Holdings Inc., Class A	823	$3,539
Emerald Expositions Events Inc.	493	10,156
Fluent Inc.	233	571	(a)
MDC Partners Inc., Class A	1,024	4,710	(a)
National CineMedia Inc.	1,224	10,282
Omnicom Group Inc.	7,799	594,830
The Interpublic Group of Companies Inc.	13,224	309,970
		934,058
Aerospace & Defense – 1.0%
AAR Corp.	611	28,405
Aerojet Rocketdyne Holdings Inc.	1,305	38,485	(a)
Aerovironment Inc.	401	28,643	(a)
Arconic Inc.	14,123	240,232
Astronics Corp.	348	12,518	(a)
Axon Enterprise Inc.	973	61,474	(a)
Cubic Corp.	436	27,991
Curtiss-Wright Corp.	294	34,992
Ducommun Inc.	204	6,750	(a)
Engility Holdings Inc.	359	11,000	(a)
Esterline Technologies Corp.	645	47,601	(a)
General Dynamics Corp.	9,309	1,735,291
Harris Corp.	3,942	569,777
Huntington Ingalls Industries Inc.	1,500	325,185
KLX Inc.	1,271	91,385	(a)
Kratos Defense & Security Solutions Inc.	1,634	18,807	(a)
L3 Technologies Inc.	2,692	517,725
Lockheed Martin Corp.	8,334	2,462,114
Maxar Technologies Ltd.	1,052	53,147
Mercury Systems Inc.	854	32,503	(a)
Moog Inc., Class A	597	46,542
National Presto Industries Inc.	99	12,276
Northrop Grumman Corp.	5,787	1,780,660
Raytheon Co.	9,501	1,835,403
Rockwell Collins Inc.	5,502	741,009
Sparton Corp.	188	3,570	(a)
Teledyne Technologies Inc.	239	47,575	(a)
Textron Inc.	8,798	579,876
The Boeing Co.	18,229	6,116,012
The KeyW Holding Corp.	721	6,302	(a)
TransDigm Group Inc.	1,664	574,313
Triumph Group Inc.	925	18,130
United Technologies Corp.	24,882	3,110,997
Vectrus Inc.	210	6,472	(a)
Wesco Aircraft Holdings Inc.	810	9,113	(a)
		21,232,275
Agricultural & Farm Machinery – 0.1%
AGCO Corp.	446	27,081
Deere & Co.	10,873	1,520,046
Lindsay Corp.	186	18,040
The Toro Co.	716	43,139
Titan International Inc.	888	9,528
		1,617,834
Agricultural Products – 0.1%
Alico Inc.	66	2,092
Archer-Daniels-Midland Co.	18,704	857,204
Darling Ingredients Inc.	3,039	60,415	(a)
Fresh Del Monte Produce Inc.	575	25,616
Ingredion Inc.	475	52,583
Limoneira Co.	240	5,907
		1,003,817
Air Freight & Logistics – 0.2%
Air Transport Services Group Inc.	1,090	24,623	(a)
Atlas Air Worldwide Holdings Inc.	444	31,835	(a)
CH Robinson Worldwide Inc.	4,808	402,237
Echo Global Logistics Inc.	539	15,766	(a)

	Number of Shares	Fair Value
Expeditors International of Washington Inc.	6,050	$442,255
FedEx Corp.	8,161	1,853,037
Forward Air Corp.	550	32,494
Hub Group Inc., Class A	582	28,984	(a)
Radiant Logistics Inc.	505	1,974	(a)
United Parcel Service Inc., Class B	22,943	2,437,235
		5,270,440
Airlines – 0.2%
Alaska Air Group Inc.	4,066	245,546
Allegiant Travel Co.	229	31,820
American Airlines Group Inc.	14,228	540,095
Delta Air Lines Inc.	21,537	1,066,943
Hawaiian Holdings Inc.	866	31,133
JetBlue Airways Corp.	2,132	40,465	(a)
SkyWest Inc.	946	49,097
Southwest Airlines Co.	18,133	922,607
Spirit Airlines Inc.	1,276	46,383	(a)
United Continental Holdings Inc.	7,861	548,147	(a)
		3,522,236
Alternative Carriers – 0.0% *
CenturyLink Inc.	31,723	591,317
Cogent Communications Holdings Inc.	781	41,705
Iridium Communications Inc.	1,804	29,044	(a)
ORBCOMM Inc.	1,307	13,201	(a)
pdvWireless Inc.	200	4,990	(a)
Vonage Holdings Corp.	4,110	52,978	(a)
		733,235
Aluminum – 0.0% *
Century Aluminum Co.	820	12,915	(a)
Kaiser Aluminum Corp.	307	31,962
		44,877
Apparel Retail – 0.2%
Abercrombie & Fitch Co., Class A	1,276	31,236
American Eagle Outfitters Inc.	4,088	95,046
Ascena Retail Group Inc.	3,466	13,812	(a)
Boot Barn Holdings Inc.	265	5,499	(a)
Caleres Inc.	794	27,306
Chico’s FAS Inc.	2,209	17,981
Citi Trends Inc.	159	4,363
DSW Inc., Class A	1,217	31,423
Express Inc.	1,136	10,394	(a)
Foot Locker Inc.	3,938	207,336
Francesca’s Holdings Corp.	734	5,542	(a)
Genesco Inc.	370	14,689	(a)
Guess? Inc.	1,045	22,363
L Brands Inc.	8,458	311,931
Ross Stores Inc.	12,616	1,069,206
Shoe Carnival Inc.	216	7,009
Tailored Brands Inc.	884	22,560
The Buckle Inc.	451	12,132
The Cato Corp., Class A	442	10,882
The Children’s Place Inc.	298	35,998
The Gap Inc.	7,007	226,957
The TJX Companies Inc.	21,070	2,005,443
Tilly’s Inc., Class A	209	3,166
Urban Outfitters Inc.	527	23,478	(a)
Zumiez Inc.	363	9,093	(a)
		4,224,845
Apparel, Accessories & Luxury Goods – 0.1%
Carter’s Inc.	319	34,577
Fossil Group Inc.	824	22,141	(a)
G-III Apparel Group Ltd.	778	34,543	(a)
Hanesbrands Inc.	11,180	246,184
Michael Kors Holdings Ltd.	5,240	348,984	(a)
Movado Group Inc.	304	14,683
Oxford Industries Inc.	305	25,309
Perry Ellis International Inc.	249	6,765	(a)
PVH Corp.	2,588	387,475
Ralph Lauren Corp.	1,818	228,559
Superior Group of Companies Inc.	159	3,293
Tapestry Inc.	9,509	444,165
Under Armour Inc., Class A	6,888	154,842	(a)
Under Armour Inc., Class C	6,931	146,106	(a)
Vera Bradley Inc.	408	5,728	(a)
VF Corp.	11,009	897,454
		3,000,808

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Application Software – 0.6%
8x8 Inc.	1,583	$31,739	(a)
ACI Worldwide Inc.	2,913	71,864	(a)
Adobe Systems Inc.	16,342	3,984,343	(a,b)
Agilysys Inc.	301	4,666	(a)
Altair Engineering Inc., Class A	479	16,372	(a)
American Software Inc., Class A	521	7,591
ANSYS Inc.	2,900	505,122	(a)
Asure Software Inc.	226	3,605	(a)
Autodesk Inc.	7,223	946,863	(a)
Avaya Holdings Corp.	1,953	39,216	(a)
Blackbaud Inc.	1,216	124,579
Blackline Inc.	609	26,449	(a)
Bottomline Technologies de Inc.	687	34,233	(a)
Cadence Design Systems Inc.	9,700	420,107	(a)
CDK Global Inc.	819	53,276
Citrix Systems Inc.	4,278	448,506	(a)
Digimarc Corp.	187	5,012	(a)
Ebix Inc.	434	33,092
Ellie Mae Inc.	632	65,627	(a)
Everbridge Inc.	496	23,520	(a)
Fair Isaac Corp.	198	38,277	(a)
Glu Mobile Inc.	2,085	13,365	(a)
HubSpot Inc.	669	83,893	(a)
Intuit Inc.	8,181	1,671,419
Manhattan Associates Inc.	460	21,625	(a)
MicroStrategy Inc., Class A	179	22,867	(a)
Mitek Systems Inc.	595	5,295	(a)
MobileIron Inc.	892	3,969	(a)
Model N Inc.	444	8,258	(a)
Monotype Imaging Holdings Inc.	658	13,357
Park City Group Inc.	224	1,770	(a)
Paylocity Holding Corp.	543	31,961	(a)
PROS Holdings Inc.	506	18,504	(a)
PTC Inc.	771	72,328	(a)
QAD Inc., Class A	189	9,478
salesforce.com Inc.	23,605	3,219,722	(a)
Synopsys Inc.	4,900	419,293	(a)
Telenav Inc.	652	3,651	(a)
The Ultimate Software Group Inc.	194	49,918	(a)
Tyler Technologies Inc.	236	52,416	(a)
Upland Software Inc.	310	10,655	(a)
Verint Systems Inc.	1,182	52,422	(a)
VirnetX Holding Corp.	988	3,359	(a)
Workiva Inc.	439	10,712	(a)
Zix Corp.	1,087	5,859	(a)
		12,690,155
Asset Management & Custody Banks – 0.4%
Affiliated Managers Group Inc.	1,905	283,216
Ameriprise Financial Inc.	4,793	670,445
Arlington Asset Investment Corp., Class A	390	4,021
Artisan Partners Asset Management Inc., Class A	844	25,447
BlackRock Inc.	4,137	2,064,529
Cohen & Steers Inc.	401	16,726
Diamond Hill Investment Group Inc.	54	10,499
Eaton Vance Corp.	800	41,752
Federated Investors Inc., Class B	2,439	56,877
Financial Engines Inc.	1,181	53,027
Franklin Resources Inc.	10,686	342,486
GAMCO Investors Inc., Class A	65	1,739
Hamilton Lane Inc., Class A	261	12,520
Invesco Ltd.	14,064	373,540
Legg Mason Inc.	564	19,588
Northern Trust Corp.	6,928	712,822
Pzena Investment Management Inc., Class A	243	2,238
Safeguard Scientifics Inc.	435	5,568	(a)
SEI Investments Co.	884	55,268
Silvercrest Asset Management Group Inc., Class A	195	3,179
State Street Corp.	12,236	1,139,049	(c)

	Number of Shares	Fair Value
T Rowe Price Group Inc.	8,037	$933,015
The Bank of New York Mellon Corp.	33,654	1,814,960
Virtus Investment Partners Inc.	127	16,250
Waddell & Reed Financial Inc., Class A	1,396	25,086
Westwood Holdings Group Inc.	172	10,241
WisdomTree Investments Inc.	1,977	17,951
		8,712,039
Auto Parts & Equipment – 0.0% *
American Axle & Manufacturing Holdings Inc.	2,083	32,411	(a)
BorgWarner Inc.	6,803	293,617
Cooper-Standard Holdings Inc.	313	40,900	(a)
Dana Inc.	3,690	74,501
Dorman Products Inc.	503	34,360	(a)
Fox Factory Holding Corp.	664	30,909	(a)
Gentex Corp.	1,832	42,173
Gentherm Inc.	694	27,274	(a)
LCI Industries	432	38,945
Modine Manufacturing Co.	946	17,264	(a)
Motorcar Parts of America Inc.	367	6,866	(a)
Shiloh Industries Inc.	381	3,315	(a)
Standard Motor Products Inc.	399	19,288
Stoneridge Inc.	528	18,554	(a)
Superior Industries International Inc.	503	9,004
Tenneco Inc.	948	41,674
Tower International Inc.	306	9,731
		740,786
Automobile Manufacturers – 0.2%
Ford Motor Co.	131,410	1,454,709
General Motors Co.	41,923	1,651,766
Thor Industries Inc.	329	32,041
Winnebago Industries Inc.	541	21,965
		3,160,481
Automotive Retail – 0.1%
Advance Auto Parts Inc.	2,329	316,045
America’s Car-Mart Inc.	109	6,747	(a)
Asbury Automotive Group Inc.	355	24,335	(a)
AutoNation Inc.	396	19,238	(a)
AutoZone Inc.	821	550,834	(a)
Camping World Holdings Inc., Class A	562	14,039
CarMax Inc.	5,728	417,399	(a)
Carvana Co.	461	19,178	(a)
Group 1 Automotive Inc.	357	22,491
Lithia Motors Inc., Class A	441	41,705
Monro Inc.	596	34,628
Murphy USA Inc.	783	58,169	(a)
O’Reilly Automotive Inc.	2,721	744,384	(a)
Sonic Automotive Inc., Class A	477	9,826
		2,279,018
Biotechnology – 1.0%
AbbVie Inc.	50,420	4,671,413	(b)
Abeona Therapeutics Inc.	457	7,312	(a)
ACADIA Pharmaceuticals Inc.	1,851	28,265	(a)
Acceleron Pharma Inc.	689	33,430	(a)
Achaogen Inc.	549	4,754	(a)
Achillion Pharmaceuticals Inc.	2,351	6,653	(a)
Acorda Therapeutics Inc.	735	21,095	(a)
Adamas Pharmaceuticals Inc.	434	11,210	(a)
Aduro Biotech Inc.	1,274	8,918	(a)
Adverum Biotechnologies Inc.	1,144	6,063	(a)
Aeglea BioTherapeutics Inc.	374	3,957	(a)
Agenus Inc.	1,467	3,330	(a)
Aimmune Therapeutics Inc.	818	21,996	(a)
Akebia Therapeutics Inc.	825	8,234	(a)
Albireo Pharma Inc.	191	6,781	(a)
Alder Biopharmaceuticals Inc.	948	14,978	(a)
Aldeyra Therapeutics Inc.	387	3,077	(a)
Alexion Pharmaceuticals Inc.	7,396	918,213	(a)
Allena Pharmaceuticals Inc.	273	3,557	(a)
AMAG Pharmaceuticals Inc.	546	10,647	(a)
Amgen Inc.	22,258	4,108,604
Amicus Therapeutics Inc.	3,510	54,826	(a)
AnaptysBio Inc.	327	23,230	(a)
Apellis Pharmaceuticals Inc.	696	15,312	(a)
Ardelyx Inc.	639	2,364	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Arena Pharmaceuticals Inc.	866	$37,758	(a)
ArQule Inc.	1,752	9,689	(a)
Array BioPharma Inc.	3,774	63,328	(a)
Arrowhead Pharmaceuticals Inc.	1,651	22,454	(a)
Arsanis Inc.	84	305	(a)
Atara Biotherapeutics Inc.	761	27,967	(a)
Athenex Inc.	813	15,171	(a)
Athersys Inc.	1,530	3,014	(a)
Audentes Therapeutics Inc.	606	23,155	(a)
AVEO Pharmaceuticals Inc.	2,222	5,022	(a)
Avid Bioservices Inc.	1,163	4,559	(a)
Bellicum Pharmaceuticals Inc.	820	6,052	(a)
BioCryst Pharmaceuticals Inc.	1,493	8,555	(a)
Biogen Inc.	7,008	2,034,002	(a)
Biohaven Pharmaceutical Holding Company Ltd.	445	17,586	(a)
BioSpecifics Technologies Corp.	109	4,890	(a)
BioTime Inc.	1,269	2,614	(a)
Blueprint Medicines Corp.	768	48,753	(a)
Calithera Biosciences Inc.	580	2,900	(a)
Calyxt Inc.	151	2,819	(a)
Cara Therapeutics Inc.	451	8,637	(a)
CareDx Inc.	643	7,870	(a)
CASI Pharmaceuticals Inc.	900	7,407	(a)
Catalyst Pharmaceuticals Inc.	1,641	5,120	(a)
Celgene Corp.	23,720	1,883,842	(a)
Cellular Biomedicine Group Inc.	258	5,044	(a)
ChemoCentryx Inc.	422	5,558	(a)
Chimerix Inc.	862	4,103	(a)
Clovis Oncology Inc.	819	37,240	(a)
Cohbar Inc.	491	3,216	(a)
Coherus Biosciences Inc.	910	12,740	(a)
Concert Pharmaceuticals Inc.	333	5,604	(a)
Corbus Pharmaceuticals Holdings Inc.	839	4,237	(a)
Corvus Pharmaceuticals Inc.	90	988	(a)
CTI BioPharma Corp.	1,097	5,463	(a)
Cue Biopharma Inc.	207	2,455	(a)
Cytokinetics Inc.	675	5,603	(a)
CytomX Therapeutics Inc.	739	16,894	(a)
Deciphera Pharmaceuticals Inc.	152	5,981	(a)
Denali Therapeutics Inc.	292	4,453	(a)
Dicerna Pharmaceuticals Inc.	878	10,756	(a)
Dyax Corp.	4,362	10,687
Dynavax Technologies Corp.	1,128	17,202	(a)
Eagle Pharmaceuticals Inc.	202	15,283	(a)
Editas Medicine Inc.	855	30,635	(a)
Emergent BioSolutions Inc.	829	41,856	(a)
Enanta Pharmaceuticals Inc.	313	36,277	(a)
Epizyme Inc.	812	11,003	(a)
Esperion Therapeutics Inc.	439	17,204	(a)
Exelixis Inc.	1,870	40,242	(a)
Fate Therapeutics Inc.	709	8,040	(a)
FibroGen Inc.	1,330	83,258	(a)
Five Prime Therapeutics Inc.	541	8,553	(a)
Flexion Therapeutics Inc.	604	15,613	(a)
Fortress Biotech Inc.	629	1,874	(a)
Foundation Medicine Inc.	270	36,909	(a)
G1 Therapeutics Inc.	391	16,993	(a)
Genomic Health Inc.	374	18,850	(a)
Geron Corp.	2,688	9,220	(a)
Gilead Sciences Inc.	43,227	3,062,201
Global Blood Therapeutics Inc.	933	42,172	(a)
GlycoMimetics Inc.	668	10,775	(a)
Halozyme Therapeutics Inc.	2,220	37,451	(a)
Heron Therapeutics Inc.	1,112	43,201	(a)
Homology Medicines Inc.	235	4,794	(a)
Idera Pharmaceuticals Inc.	1,813	2,393	(a)
Immune Design Corp.	226	1,028	(a)
ImmunoGen Inc.	2,423	23,576	(a)
Immunomedics Inc.	2,444	57,850	(a)
Incyte Corp.	6,100	408,700	(a)
Inovio Pharmaceuticals Inc.	1,336	5,237	(a)
Insmed Inc.	1,431	33,843	(a)
Insys Therapeutics Inc.	475	3,439	(a)
Intellia Therapeutics Inc.	636	17,401	(a)
Intercept Pharmaceuticals Inc.	410	34,403	(a)

	Number of Shares	Fair Value
Intrexon Corp.	1,320	$18,401	(a)
Invitae Corp.	1,265	9,298	(a)
Iovance Biotherapeutics Inc.	1,334	17,075	(a)
Ironwood Pharmaceuticals Inc.	2,435	46,557	(a)
Jounce Therapeutics Inc.	269	2,061	(a)
Kadmon Holdings Inc.	1,486	5,929	(a)
Karyopharm Therapeutics Inc.	930	15,801	(a)
Keryx Biopharmaceuticals Inc.	1,588	5,971	(a)
Kindred Biosciences Inc.	398	4,239	(a)
Kura Oncology Inc.	361	6,570	(a)
La Jolla Pharmaceutical Co.	419	12,222	(a)
Lexicon Pharmaceuticals Inc.	843	10,116	(a)
Ligand Pharmaceuticals Inc.	387	80,175	(a)
Loxo Oncology Inc.	490	85,005	(a)
MacroGenics Inc.	640	13,216	(a)
Madrigal Pharmaceuticals Inc.	109	30,486	(a)
MannKind Corp.	2,986	5,673	(a)
MediciNova Inc.	593	4,720	(a)
Mersana Therapeutics Inc.	270	4,822	(a)
MiMedx Group Inc.	1,829	11,687	(a)
Minerva Neurosciences Inc.	371	3,061	(a)
Miragen Therapeutics Inc.	239	1,532	(a)
Mirati Therapeutics Inc.	348	17,156	(a)
Momenta Pharmaceuticals Inc.	1,309	26,769	(a)
Myriad Genetics Inc.	1,220	45,591	(a)
NantKwest Inc.	332	1,016	(a)
Natera Inc.	525	9,881	(a)
NewLink Genetics Corp.	438	2,085	(a)
Novavax Inc.	5,417	7,259	(a)
OPKO Health Inc.	6,066	28,510	(a)
Organovo Holdings Inc.	1,876	2,626	(a)
Palatin Technologies Inc.	4,489	4,353	(a)
PDL BioPharma Inc.	2,959	6,924	(a)
Pieris Pharmaceuticals Inc.	649	3,290	(a)
PolarityTE Inc.	186	4,378	(a)
Portola Pharmaceuticals Inc.	1,210	45,702	(a)
Progenics Pharmaceuticals Inc.	1,405	11,296	(a)
PTC Therapeutics Inc.	845	28,502	(a)
Puma Biotechnology Inc.	520	30,758	(a)
Ra Pharmaceuticals Inc.	158	1,572	(a)
Radius Health Inc.	721	21,248	(a)
Recro Pharma Inc.	253	1,270	(a)
Regeneron Pharmaceuticals Inc.	2,612	901,114	(a)
REGENXBIO Inc.	512	36,736	(a)
Repligen Corp.	678	31,893	(a)
Retrophin Inc.	726	19,791	(a)
Rhythm Pharmaceuticals Inc.	151	4,720	(a)
Rigel Pharmaceuticals Inc.	2,728	7,720	(a)
Rocket Pharmaceuticals Inc.	420	8,245	(a)
Sangamo Therapeutics Inc.	1,906	27,065	(a)
Savara Inc.	518	5,864	(a)
Selecta Biosciences Inc.	265	3,511	(a)
Seres Therapeutics Inc.	358	3,079	(a)
Solid Biosciences Inc.	164	5,843	(a)
Sorrento Therapeutics Inc.	1,702	12,254	(a)
Spark Therapeutics Inc.	586	48,497	(a)
Spectrum Pharmaceuticals Inc.	1,852	38,818	(a)
Spring Bank Pharmaceuticals Inc.	262	3,105	(a)
Stemline Therapeutics Inc.	529	8,490	(a)
Syndax Pharmaceuticals Inc.	130	913	(a)
Synergy Pharmaceuticals Inc.	4,284	7,454	(a)
Synlogic Inc.	369	3,627	(a)
Syros Pharmaceuticals Inc.	278	2,838	(a)
T2 Biosystems Inc.	557	4,311	(a)
TG Therapeutics Inc.	947	12,453	(a)
Tocagen Inc.	328	3,064	(a)
Tyme Technologies Inc.	1,007	3,182	(a)
Ultragenyx Pharmaceutical Inc.	870	66,877	(a)
United Therapeutics Corp.	287	32,474	(a)
Vanda Pharmaceuticals Inc.	982	18,707	(a)
Veracyte Inc.	223	2,083	(a)
Verastem Inc.	1,062	7,307	(a)
Vericel Corp.	741	7,188	(a)
Vertex Pharmaceuticals Inc.	8,554	1,453,838	(a)
Viking Therapeutics Inc.	862	8,180	(a)
Vital Therapies Inc.	696	4,768	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Voyager Therapeutics Inc.	431	$8,422	(a)
Xencor Inc.	866	32,051	(a)
Zafgen Inc.	528	5,401	(a)
ZIOPHARM Oncology Inc.	2,449	7,396	(a)
		22,144,268
Brewers – 0.0% *
Craft Brew Alliance Inc.	250	5,163	(a)
Molson Coors Brewing Co., Class B	6,369	433,347
The Boston Beer Company Inc., Class A	212	63,536	(a)
		502,046
Broadcasting – 0.1%
AMC Networks Inc., Class A	304	18,909	(a)
CBS Corp., Class B	11,553	649,510
Discovery Inc., Class A	5,819	160,023	(a)
Discovery Inc., Class C	10,531	268,540	(a)
Entercom Communications Corp., Class A	2,426	18,316
Entravision Communications Corp., Class A	1,320	6,600
Gray Television Inc.	1,455	22,989	(a)
Hemisphere Media Group Inc.	394	5,161	(a)
Media General Inc.	2,076	208
Nexstar Media Group Inc.	830	60,922
Saga Communications Inc., Class A	76	2,926
Sinclair Broadcast Group Inc., Class A	1,343	43,177
TEGNA Inc.	5,531	60,011
The EW Scripps Co., Class A	743	9,949
		1,327,241
Building Products – 0.1%
AAON Inc.	717	23,840
Advanced Drainage Systems Inc.	840	23,982
American Woodmark Corp.	265	24,261	(a)
AO Smith Corp.	5,000	295,750
Apogee Enterprises Inc.	458	22,062
Armstrong Flooring Inc.	247	3,468	(a)
Builders FirstSource Inc.	2,025	37,037	(a)
Continental Building Products Inc.	708	22,337	(a)
CSW Industrials Inc.	290	15,327	(a)
Fortune Brands Home & Security Inc.	5,069	272,155
Gibraltar Industries Inc.	527	19,762	(a)
Griffon Corp.	440	7,832
Insteel Industries Inc.	351	11,723
JELD-WEN Holding Inc.	1,254	35,852	(a)
Johnson Controls International PLC	31,052	1,038,689
Lennox International Inc.	249	49,837
Masco Corp.	10,423	390,029
Masonite International Corp.	512	36,787	(a)
NCI Building Systems Inc.	800	16,800	(a)
Patrick Industries Inc.	435	24,730	(a)
PGT Innovations Inc.	834	17,389	(a)
Quanex Building Products Corp.	689	12,368
Simpson Manufacturing Company Inc.	719	44,715
Trex Company Inc.	1,094	68,473	(a)
Universal Forest Products Inc.	1,118	40,941
		2,556,146
Cable & Satellite – 0.3%
Altice USA Inc., Class A	5,334	90,999
Cable One Inc.	32	23,465
Charter Communications Inc., Class A	6,179	1,811,745	(a)
Comcast Corp., Class A	152,989	5,019,569
DISH Network Corp., Class A	7,700	258,797	(a)
Loral Space & Communications Inc.	261	9,814	(a)
MSG Networks Inc., Class A	1,142	27,351	(a)
WideOpenWest Inc.	393	3,796	(a)
		7,245,536
Casinos & Gaming – 0.1%
Boyd Gaming Corp.	2,066	71,607
Century Casinos Inc.	441	3,859	(a)
Churchill Downs Inc.	292	86,578
Eldorado Resorts Inc.	1,223	47,819	(a)
Empire Resorts Inc.	39	772	(a)
Golden Entertainment Inc.	334	9,015	(a)
MGM Resorts International	16,800	487,704
Monarch Casino & Resort Inc.	216	9,515	(a)

	Number of Shares	Fair Value
Penn National Gaming Inc.	1,494	$50,183	(a)
Pinnacle Entertainment Inc.	938	31,639	(a)
PlayAGS Inc.	224	6,064	(a)
Red Rock Resorts Inc., Class A	1,295	43,382
Scientific Games Corp., Class A	1,371	67,385	(a)
Wynn Resorts Ltd.	2,687	449,643
		1,365,165
Coal & Consumable Fuels – 0.0% *
Arch Coal Inc., Class A	353	27,686
Cloud Peak Energy Inc.	1,400	4,886	(a)
CONSOL Energy Inc.	533	20,440	(a)
NACCO Industries Inc., Class A	76	2,565
Peabody Energy Corp.	1,495	67,993
		123,570
Commercial Printing – 0.0% *
Brady Corp., Class A	879	33,885
Deluxe Corp.	1,203	79,651
Ennis Inc.	346	7,041
LSC Communications Inc.	633	9,913
Multi-Color Corp.	226	14,611
Quad/Graphics Inc.	579	12,061
RR Donnelley & Sons Co.	1,328	7,649
		164,811
Commodity Chemicals – 0.1%
AdvanSix Inc.	567	20,769	(a)
Cabot Corp.	402	24,832
Hawkins Inc.	192	6,787
Koppers Holdings Inc.	330	12,655	(a)
Kronos Worldwide Inc.	464	10,454
LyondellBasell Industries N.V., Class A	10,865	1,193,520
Olin Corp.	1,126	32,339
Trecora Resources	399	5,925	(a)
Tredegar Corp.	513	12,056
Trinseo S.A.	805	57,115
Tronox Ltd., Class A	1,754	34,519
Valvoline Inc.	1,302	28,084
		1,439,055
Communications Equipment – 0.4%
Acacia Communications Inc.	524	18,240	(a)
ADTRAN Inc.	867	12,875
Aerohive Networks Inc.	476	1,890	(a)
Applied Optoelectronics Inc.	335	15,042	(a)
CalAmp Corp.	560	13,121	(a)
Calix Inc.	830	6,474	(a)
Casa Systems Inc.	151	2,466	(a)
Ciena Corp.	3,625	96,099	(a)
Cisco Systems Inc.	156,534	6,735,658
Clearfield Inc.	229	2,530	(a)
Comtech Telecommunications Corp.	451	14,378
Digi International Inc.	520	6,864	(a)
Extreme Networks Inc.	2,073	16,501	(a)
F5 Networks Inc.	2,012	346,969	(a)
Finisar Corp.	2,042	36,756	(a)
Harmonic Inc.	1,543	6,558	(a)
Infinera Corp.	2,600	25,818	(a)
InterDigital Inc.	872	70,545
Juniper Networks Inc.	10,903	298,960
KVH Industries Inc.	306	4,100	(a)
Lumentum Holdings Inc.	1,574	91,135	(a)
Motorola Solutions Inc.	5,434	632,355
NETGEAR Inc.	584	36,500	(a)
NetScout Systems Inc.	2,097	62,281	(a)
Oclaro Inc.	3,137	28,013	(a)
Plantronics Inc.	809	61,686
Quantenna Communications Inc.	658	10,225	(a)
Ribbon Communications Inc.	960	6,835	(a)
ViaSat Inc.	1,381	90,759	(a)
Viavi Solutions Inc.	4,240	43,418	(a)
		8,795,051
Computer & Electronics Retail – 0.0% *
Best Buy Company Inc.	8,168	609,170
Conn’s Inc.	296	9,768	(a)
GameStop Corp., Class A	1,888	27,508
Rent-A-Center Inc.	811	11,938
		658,384

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Construction & Engineering – 0.1%
AECOM	1,061	$35,045	(a)
Aegion Corp.	574	14,781	(a)
Ameresco Inc., Class A	412	4,944	(a)
Argan Inc.	270	11,057
Comfort Systems USA Inc.	638	29,220
Dycom Industries Inc.	765	72,300	(a)
EMCOR Group Inc.	1,457	110,994
Fluor Corp.	4,533	221,120
Granite Construction Inc.	1,134	63,118
Great Lakes Dredge & Dock Corp.	1,192	6,258	(a)
HC2 Holdings Inc.	645	3,773	(a)
IES Holdings Inc.	156	2,613	(a)
Infrastructure and Energy Alternatives Inc.	406	3,780	(a)
Jacobs Engineering Group Inc.	3,790	240,627
KBR Inc.	3,553	63,670
MasTec Inc.	1,201	60,951	(a)
MYR Group Inc.	279	9,893	(a)
Northwest Pipe Co.	217	4,203	(a)
NV5 Global Inc.	147	10,187	(a)
Orion Group Holdings Inc.	522	4,312	(a)
Primoris Services Corp.	677	18,435
Quanta Services Inc.	4,428	147,895	(a)
Sterling Construction Company Inc.	489	6,372	(a)
Tutor Perini Corp.	630	11,624	(a)
Valmont Industries Inc.	151	22,763
Willscot Corp.	663	9,812	(a)
		1,189,747
Construction Machinery & Heavy Trucks – 0.2%
Alamo Group Inc.	157	14,187
American Railcar Industries Inc.	157	6,198
Astec Industries Inc.	387	23,143
Blue Bird Corp.	305	6,817	(a)
Caterpillar Inc.	19,915	2,701,868
Commercial Vehicle Group Inc.	566	4,154	(a)
Cummins Inc.	5,086	676,438
Douglas Dynamics Inc.	355	17,040
Federal Signal Corp.	1,052	24,501
FreightCar America Inc.	248	4,164
Manitex International Inc.	335	4,181	(a)
Meritor Inc.	1,578	32,459	(a)
Miller Industries Inc.	220	5,621
Navistar International Corp.	919	37,422	(a)
Oshkosh Corp.	489	34,386
PACCAR Inc.	12,047	746,432
REV Group Inc.	422	7,178
Spartan Motors Inc.	666	10,057
Terex Corp.	490	20,673
The Greenbrier Companies Inc.	595	31,386
The Manitowoc Company Inc.	678	17,533	(a)
Trinity Industries Inc.	995	34,089
Twin Disc Inc.	199	4,939	(a)
Wabash National Corp.	1,098	20,489
Wabtec Corp.	568	55,993
		4,541,348
Construction Materials – 0.1%
Eagle Materials Inc.	321	33,695
Forterra Inc.	361	3,513	(a)
Martin Marietta Materials Inc.	2,155	481,276
Summit Materials Inc., Class A	2,080	54,600	(a)
United States Lime & Minerals Inc.	38	3,188
US Concrete Inc.	286	15,015	(a)
Vulcan Materials Co.	4,476	577,673
		1,168,960
Consumer Electronics – 0.0% *
GoPro Inc., Class A	2,032	13,086	(a)
Roku Inc.	811	34,565	(a)
Turtle Beach Corp.	180	3,658	(a)
Universal Electronics Inc.	262	8,659	(a)
Vuzix Corp.	548	4,082	(a)
ZAGG Inc.	406	7,024	(a)
		71,074
Consumer Finance – 0.3%
American Express Co.	23,985	2,350,530

	Number of Shares	Fair Value
Capital One Financial Corp.	16,175	$1,486,483
Curo Group Holdings Corp.	156	3,892	(a)
Discover Financial Services	11,682	822,530
Elevate Credit Inc.	468	3,959	(a)
Encore Capital Group Inc.	433	15,848	(a)
Enova International Inc.	538	19,664	(a)
EZCORP Inc., Class A	762	9,182	(a)
FirstCash Inc.	823	73,947
Green Dot Corp., Class A	883	64,803	(a)
LendingClub Corp.	5,689	21,561	(a)
Navient Corp.	1,746	22,750
Nelnet Inc., Class A	339	19,801
PRA Group Inc.	810	31,226	(a)
Regional Management Corp.	114	3,992	(a)
SLM Corp.	2,853	32,667	(a)
Synchrony Financial	24,021	801,821
World Acceptance Corp.	119	13,210	(a)
		5,797,866
Copper – 0.0% *
Freeport-McMoRan Inc.	44,048	760,268
Southern Copper Corp.	1,879	88,069
		848,337
Data Processing & Outsourced Services – 1.2%
Alliance Data Systems Corp.	1,559	363,559
Automatic Data Processing Inc.	14,821	1,988,089
Broadridge Financial Solutions Inc.	4,000	460,400
Cardtronics PLC, Class A	646	15,620	(a)
Cass Information Systems Inc.	190	13,076
Convergys Corp.	2,319	56,676
CoreLogic Inc.	546	28,337	(a)
CSG Systems International Inc.	587	23,991
Everi Holdings Inc.	1,206	8,683	(a)
Exela Technologies Inc.	1,027	4,878	(a)
ExlService Holdings Inc.	597	33,796	(a)
Fidelity National Information Services Inc.	11,178	1,185,203
Fiserv Inc.	13,886	1,028,814	(a)
FleetCor Technologies Inc.	3,000	631,950	(a)
Global Payments Inc.	5,303	591,231
Information Services Group Inc.	600	2,460	(a)
Jack Henry & Associates Inc.	517	67,396
Mastercard Inc., Class A	30,552	6,004,079
MAXIMUS Inc.	1,640	101,860
MoneyGram International Inc.	597	3,994	(a)
Paychex Inc.	10,862	742,418
PayPal Holdings Inc.	37,413	3,115,381	(a)
PRGX Global Inc.	471	4,569	(a)
Sabre Corp.	1,699	41,863
Sykes Enterprises Inc.	653	18,793	(a)
Syntel Inc.	641	20,570	(a)
The Western Union Co.	15,645	318,063
Total System Services Inc.	5,581	471,706
TTEC Holdings Inc.	263	9,087
Visa Inc., Class A	59,457	7,875,080
WEX Inc.	264	50,287	(a)
		25,281,909
Department Stores – 0.1%
Dillard’s Inc., Class A	318	30,051
JC Penney Company Inc.	5,875	13,748	(a)
Kohl’s Corp.	5,518	402,262
Macy’s Inc.	10,075	377,107
Nordstrom Inc.	4,154	215,094
Sears Holdings Corp.	223	529	(a)
		1,038,791
Distillers & Vintners – 0.1%
Brown-Forman Corp., Class B	8,307	407,126
Constellation Brands Inc., Class A	5,508	1,205,536
MGP Ingredients Inc.	249	22,114
		1,634,776
Distributors – 0.0% *
Core-Mark Holding Company Inc.	820	18,614
Genuine Parts Co.	5,037	462,346
LKQ Corp.	10,450	333,355	(a)
Pool Corp.	268	40,602
Weyco Group Inc.	129	4,696
		859,613

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Diversified Banks – 1.7%
Bank of America Corp.	314,098	$8,854,423
Citigroup Inc.	84,832	5,676,957
JPMorgan Chase & Co.	113,478	11,824,408
U.S. Bancorp	52,311	2,616,596
Wells Fargo & Co.	146,606	8,127,837
		37,100,221
Diversified Chemicals – 0.3%
DowDuPont Inc.	77,254	5,092,584
Eastman Chemical Co.	4,668	466,613
LSB Industries Inc.	420	2,226	(a)
The Chemours Co.	1,175	52,123
		5,613,546
Diversified Metals & Mining – 0.0% *
Compass Minerals International Inc.	814	53,520
Materion Corp.	358	19,386
		72,906
Diversified Real Estate Activities – 0.0% *
Consolidated-Tomoka Land Co.	80	4,921
Tejon Ranch Co.	336	8,165	(a)
The RMR Group Inc., Class A	135	10,591
The St Joe Co.	605	10,859	(a)
		34,536
Diversified REITs – 0.0% *
Alexander & Baldwin Inc.	1,707	40,115
American Assets Trust Inc.	670	25,654
Armada Hoffler Properties Inc.	847	12,620
Gladstone Commercial Corp.	448	8,611
Global Net Lease Inc.	1,288	26,314
iStar Inc.	1,279	13,800	(a)
Lexington Realty Trust	4,034	35,217
Liberty Property Trust	970	43,000
One Liberty Properties Inc.	273	7,210
PS Business Parks Inc.	371	47,673
Washington Real Estate Investment Trust	1,402	42,523
		302,737
Diversified Support Services – 0.1%
Cintas Corp.	2,869	530,966
Copart Inc.	6,700	378,952	(a)
Healthcare Services Group Inc.	1,857	80,204
Matthews International Corp., Class A	585	34,398
McGrath RentCorp.	454	28,725
Mobile Mini Inc.	792	37,145
UniFirst Corp.	283	50,063
Viad Corp.	374	20,289
VSE Corp.	166	7,931
		1,168,673
Drug Retail – 0.1%
Rite Aid Corp.	19,677	34,041	(a)
Walgreens Boots Alliance Inc.	28,463	1,708,207
		1,742,248
Education Services – 0.0% *
Adtalem Global Education Inc.	1,503	72,294	(a)
American Public Education Inc.	312	13,135	(a)
Cambium Learning Group Inc.	198	2,208	(a)
Capella Education Co.	199	19,641
Career Education Corp.	1,167	18,871	(a)
Chegg Inc.	1,974	54,858	(a)
Graham Holdings Co., Class B	30	17,583
Houghton Mifflin Harcourt Co.	1,959	14,986	(a)
K12 Inc.	679	11,115	(a)
Laureate Education Inc., Class A	787	11,278	(a)
Strayer Education Inc.	197	22,263
		258,232
Electric Utilities – 0.7%
ALLETE Inc.	1,292	100,014
Alliant Energy Corp.	7,871	333,101
American Electric Power Company Inc.	16,632	1,151,766
Duke Energy Corp.	23,344	1,846,043
Edison International	11,028	697,742

	Number of Shares	Fair Value
El Paso Electric Co.	755	$44,620
Entergy Corp.	6,194	500,413
Evergy Inc.	9,100	510,965
Eversource Energy	10,833	634,922
Exelon Corp.	31,816	1,355,362
FirstEnergy Corp.	15,322	550,213
Hawaiian Electric Industries Inc.	741	25,416
IDACORP Inc.	1,267	116,868
MGE Energy Inc.	652	41,109
NextEra Energy Inc.	15,681	2,619,197
OGE Energy Corp.	1,312	46,196
Otter Tail Corp.	715	34,034
PG&E Corp.	16,835	716,498
Pinnacle West Capital Corp.	3,526	284,055
PNM Resources Inc.	2,014	78,345
Portland General Electric Co.	1,656	70,811
PPL Corp.	23,637	674,836
Spark Energy Inc., Class A	198	1,930
The Southern Co.	33,536	1,553,052
Xcel Energy Inc.	16,933	773,499
		14,761,007
Electrical Components & Equipment – 0.2%
Acuity Brands Inc.	268	31,053
Allied Motion Technologies Inc.	124	5,937
AMETEK Inc.	7,523	542,860
Atkore International Group Inc.	621	12,898	(a)
Eaton Corporation PLC	14,455	1,080,367
Emerson Electric Co.	21,095	1,458,508
Encore Wire Corp.	333	15,801
Energous Corp.	298	4,419	(a)
EnerSys	1,067	79,641
Enphase Energy Inc.	1,717	11,555	(a)
Generac Holdings Inc.	1,125	58,196	(a)
Hubbell Inc.	372	39,335
Plug Power Inc.	3,634	7,341	(a)
Powell Industries Inc.	173	6,026
Preformed Line Products Co.	47	4,173
Regal Beloit Corp.	300	24,540
Rockwell Automation Inc.	4,249	706,311
Sunrun Inc.	1,606	21,119	(a)
Thermon Group Holdings Inc.	503	11,504	(a)
Vicor Corp.	332	14,459	(a)
Vivint Solar Inc.	358	1,772	(a)
		4,137,815
Electronic Components – 0.1%
Amphenol Corp., Class A	9,808	854,767
AVX Corp.	790	12,379
Bel Fuse Inc., Class B	184	3,846
Belden Inc.	1,014	61,976
Corning Inc.	27,793	764,585
II-VI Inc.	1,148	49,881	(a)
Knowles Corp.	1,530	23,409	(a)
Littelfuse Inc.	165	37,650
Rogers Corp.	324	36,113	(a)
Vishay Intertechnology Inc.	3,335	77,372
		1,921,978
Electronic Equipment & Instruments – 0.0% *
Badger Meter Inc.	504	22,529
Cognex Corp.	1,154	51,480
Coherent Inc.	164	25,653	(a)
Control4 Corp.	403	9,797	(a)
Daktronics Inc.	742	6,314
Electro Scientific Industries Inc.	523	8,248	(a)
FARO Technologies Inc.	266	14,457	(a)
Fitbit Inc., Class A	3,895	25,434	(a)
FLIR Systems Inc.	4,785	248,676
Iteris Inc.	554	2,681	(a)
Itron Inc.	634	38,072	(a)
Keysight Technologies Inc.	1,234	72,843	(a)
Mesa Laboratories Inc.	60	12,665
MTS Systems Corp.	335	17,638
Napco Security Technologies Inc.	280	4,102	(a)
National Instruments Corp.	714	29,974
nLight Inc.	149	4,926	(a)
Novanta Inc.	611	38,065	(a)
OSI Systems Inc.	314	24,282	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
PAR Technology Corp.	262	$4,632	(a)
Trimble Inc.	1,681	55,204	(a)
VeriFone Systems Inc.	2,682	61,203	(a)
Vishay Precision Group Inc.	158	6,028	(a)
Zebra Technologies Corp., Class A	354	50,710	(a)
		835,613
Electronic Manufacturing Services – 0.0% *
Benchmark Electronics Inc.	900	26,235
CTS Corp.	622	22,392
IPG Photonics Corp.	1,300	286,819	(a)
Jabil Inc.	1,151	31,837
KEMET Corp.	999	24,126	(a)
Kimball Electronics Inc.	360	6,588	(a)
Maxwell Technologies Inc.	632	3,286	(a)
Methode Electronics Inc.	630	25,389
Park Electrochemical Corp.	391	9,067
Plexus Corp.	611	36,379	(a)
Sanmina Corp.	1,266	37,094	(a)
TTM Technologies Inc.	1,758	30,993	(a)
		540,205
Environmental & Facilities Services – 0.1%
ABM Industries Inc.	1,237	36,096
Advanced Disposal Services Inc.	1,359	33,676	(a)
Casella Waste Systems Inc., Class A	628	16,083	(a)
CECO Environmental Corp.	591	3,629
Clean Harbors Inc.	346	19,220	(a)
Covanta Holding Corp.	2,199	36,283
Heritage-Crystal Clean Inc.	258	5,186	(a)
Republic Services Inc.	7,446	509,009
Rollins Inc.	638	33,546
SP Plus Corp.	435	16,182	(a)
Stericycle Inc.	2,942	192,083	(a)
Team Inc.	581	13,421	(a)
Tetra Tech Inc.	1,028	60,138
US Ecology Inc.	367	23,378
Waste Management Inc.	13,475	1,096,056
		2,093,986
Fertilizers & Agricultural Chemicals – 0.1%
AgroFresh Solutions Inc.	436	3,056	(a)
American Vanguard Corp.	568	13,036
CF Industries Holdings Inc.	7,939	352,492
FMC Corp.	4,566	407,333
Intrepid Potash Inc.	1,283	5,260	(a)
The Mosaic Co.	11,937	334,833
The Scotts Miracle-Gro Co., Class A	256	21,289
		1,137,299
Financial Exchanges & Data – 0.3%
Cboe Global Markets Inc.	3,900	405,873
CME Group Inc.	11,369	1,863,606
Donnelley Financial Solutions Inc.	501	8,702	(a)
FactSet Research Systems Inc.	260	51,506
Intercontinental Exchange Inc.	19,230	1,414,367
MarketAxess Holdings Inc.	252	49,861
Moody’s Corp.	5,562	948,655
MSCI Inc.	3,000	496,290
Nasdaq Inc.	3,760	343,175
S&P Global Inc.	8,408	1,714,307
		7,296,342
Food Distributors – 0.1%
Performance Food Group Co.	1,885	69,180	(a)
SpartanNash Co.	659	16,818
Sysco Corp.	16,177	1,104,727
The Andersons Inc.	466	15,937
The Chefs’ Warehouse Inc.	390	11,115	(a)
United Natural Foods Inc.	1,238	52,813	(a)
		1,270,590
Food Retail – 0.0% *
Casey’s General Stores Inc.	256	26,900
Ingles Markets Inc., Class A	277	8,809
Natural Grocers by Vitamin Cottage Inc.	188	2,395	(a)
Smart & Final Stores Inc.	456	2,531	(a)
Sprouts Farmers Market Inc.	808	17,832	(a)
SUPERVALU Inc.	598	12,271	(a)
The Kroger Co.	25,968	738,790
Village Super Market Inc., Class A	143	4,213
Weis Markets Inc.	188	10,028
		823,769

	Number of Shares	Fair Value
Footwear – 0.2%
Crocs Inc.	1,245	$21,924	(a)
Deckers Outdoor Corp.	791	89,296	(a)
NIKE Inc., Class B	42,972	3,424,009
Rocky Brands Inc.	153	4,590
Skechers U.S.A. Inc., Class A	886	26,589	(a)
Steven Madden Ltd.	1,077	57,189
Wolverine World Wide Inc.	1,711	59,491
		3,683,088
Forest Products – 0.0% *
Boise Cascade Co.	666	29,770
Louisiana-Pacific Corp.	3,675	100,034
		129,804
Gas Utilities – 0.0% *
Atmos Energy Corp.	742	66,884
Chesapeake Utilities Corp.	295	23,585
National Fuel Gas Co.	565	29,922
New Jersey Resources Corp.	2,186	97,824
Northwest Natural Gas Co.	500	31,900
ONE Gas Inc.	1,308	97,760
RGC Resources Inc.	154	4,494
South Jersey Industries Inc.	1,595	53,385
Southwest Gas Holdings Inc.	1,209	92,210
Spire Inc.	913	64,504
UGI Corp.	1,159	60,349
WGL Holdings Inc.	1,287	114,221
		737,038
General Merchandise Stores – 0.1%
Big Lots Inc.	1,041	43,493
Dollar General Corp.	8,516	839,677
Dollar Tree Inc.	7,948	675,580	(a)
Ollie’s Bargain Outlet Holdings Inc.	1,250	90,625	(a)
Target Corp.	17,590	1,338,951
		2,988,326
Gold – 0.0% *
Gold Resource Corp.	1,024	6,748
Newmont Mining Corp.	17,225	649,555
Royal Gold Inc.	437	40,571
Tahoe Resources Inc.	5,844	28,752
		725,626
Health Care REITs – 0.1%
CareTrust REIT Inc.	1,402	23,399
Community Healthcare Trust Inc.	257	7,677
Global Medical REIT Inc.	302	2,676
HCP Inc.	15,538	401,191
Healthcare Realty Trust Inc.	3,141	91,340
LTC Properties Inc.	708	30,260
MedEquities Realty Trust Inc.	402	4,430
Medical Properties Trust Inc.	2,417	33,935
National Health Investors Inc.	747	55,039
New Senior Investment Group Inc.	1,086	8,221
Omega Healthcare Investors Inc.	1,314	40,734
Physicians Realty Trust	3,394	54,100
Quality Care Properties Inc.	2,371	51,000	(a)
Sabra Health Care REIT Inc.	4,498	97,742
Senior Housing Properties Trust	1,592	28,799
Universal Health Realty Income Trust REIT	248	15,867
Ventas Inc.	11,452	652,192
Welltower Inc.	12,080	757,295
		2,355,897
Healthcare Distributors – 0.1%
AmerisourceBergen Corp.	5,450	464,721
Cardinal Health Inc.	10,318	503,828
Henry Schein Inc.	4,818	349,980	(a)
McKesson Corp.	6,677	890,712
Owens & Minor Inc.	1,119	18,698
Patterson Companies Inc.	2,068	46,882
PetIQ Inc.	135	3,626	(a)
		2,278,447

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Healthcare Equipment – 0.9%
Abaxis Inc.	411	$34,117
Abbott Laboratories	58,032	3,539,372	(b)
ABIOMED Inc.	1,400	572,670	(a)
Accuray Inc.	1,606	6,585	(a)
AngioDynamics Inc.	690	15,346	(a)
AtriCure Inc.	633	17,123	(a)
AxoGen Inc.	626	31,456	(a)
Baxter International Inc.	16,471	1,216,219
Becton Dickinson and Co.	8,895	2,130,886
Boston Scientific Corp.	45,618	1,491,709	(a)
Cantel Medical Corp.	240	23,606
Cardiovascular Systems Inc.	515	16,655	(a)
CONMED Corp.	472	34,550
CryoLife Inc.	678	18,882	(a)
CryoPort Inc.	515	8,127	(a)
Cutera Inc.	215	8,664	(a)
CytoSorbents Corp.	591	6,737	(a)
Danaher Corp.	20,370	2,010,112
Edwards Lifesciences Corp.	7,123	1,036,895	(a)
FONAR Corp.	141	3,743	(a)
GenMark Diagnostics Inc.	807	5,149	(a)
Glaukos Corp.	622	25,278	(a)
Globus Medical Inc., Class A	1,817	91,686	(a)
Helius Medical Technologies Inc.	362	3,446	(a)
Heska Corp.	121	12,559	(a)
Hill-Rom Holdings Inc.	440	38,430
Hologic Inc.	9,541	379,255	(a)
IDEXX Laboratories Inc.	2,800	610,232	(a)
Inogen Inc.	327	60,930	(a)
Integer Holdings Corp.	559	36,139	(a)
Integra LifeSciences Holdings Corp.	462	29,757	(a)
IntriCon Corp.	130	5,239	(a)
Intuitive Surgical Inc.	3,717	1,778,510	(a)
Invacare Corp.	640	11,904
iRhythm Technologies Inc.	444	36,022	(a)
K2M Group Holdings Inc.	768	17,280	(a)
LeMaitre Vascular Inc.	275	9,207
Masimo Corp.	311	30,369	(a)
Natus Medical Inc.	580	20,010	(a)
Nevro Corp.	507	40,484	(a)
NuVasive Inc.	1,295	67,495	(a)
Nuvectra Corp.	292	5,995	(a)
NxStage Medical Inc.	1,196	33,368	(a)
Orthofix International N.V.	318	18,069	(a)
Pulse Biosciences Inc.	173	2,619	(a)
ResMed Inc.	4,800	497,184
Rockwell Medical Inc.	970	4,782	(a)
SeaSpine Holdings Corp.	274	3,458	(a)
Stryker Corp.	10,656	1,799,372
Surmodics Inc.	199	10,985	(a)
Tactile Systems Technology Inc.	331	17,212	(a)
Tandem Diabetes Care Inc.	858	18,893	(a)
Teleflex Inc.	303	81,268
TransEnterix Inc.	3,058	13,333	(a)
Varex Imaging Corp.	713	26,445	(a)
Varian Medical Systems Inc.	3,063	348,324	(a)
ViewRay Inc.	666	4,609	(a)
Zimmer Biomet Holdings Inc.	6,943	773,728
		19,192,479
Healthcare Facilities – 0.1%
AAC Holdings Inc.	202	1,893	(a)
Acadia Healthcare Company Inc.	539	22,050	(a)
Brookdale Senior Living Inc.	3,507	31,879	(a)
Capital Senior Living Corp.	504	5,378	(a)
Community Health Systems Inc.	1,800	5,976	(a)
Encompass Health Corp.	667	45,169
Genesis Healthcare Inc.	651	1,491	(a)
HCA Healthcare Inc.	9,145	938,277
Kindred Healthcare Inc.	1,691	15,219	(a)
LifePoint Health Inc.	919	44,847	(a)
National HealthCare Corp.	223	15,695
Quorum Health Corp.	687	3,435	(a)
Select Medical Holdings Corp.	1,935	35,120	(a)
Surgery Partners Inc.	372	5,543	(a)
Tenet Healthcare Corp.	2,090	70,161	(a)

	Number of Shares	Fair Value
The Ensign Group Inc.	868	$31,092
Universal Health Services Inc., Class B	2,949	328,636
US Physical Therapy Inc.	232	22,272
		1,624,133
Healthcare Services – 0.3%
Addus HomeCare Corp.	151	8,645	(a)
Amedisys Inc.	503	42,986	(a)
American Renal Associates Holdings Inc.	175	2,760	(a)
AMN Healthcare Services Inc.	877	51,392	(a)
Apollo Medical Holdings Inc.	494	12,775	(a)
BioScrip Inc.	1,987	5,822	(a)
BioTelemetry Inc.	541	24,345	(a)
Chemed Corp.	105	33,790
Civitas Solutions Inc.	301	4,936	(a)
CorVel Corp.	131	7,074	(a)
Cross Country Healthcare Inc.	643	7,234	(a)
CVS Health Corp.	33,698	2,168,466
DaVita Inc.	4,706	326,785	(a)
Diplomat Pharmacy Inc.	1,069	27,324	(a)
Envision Healthcare Corp.	4,383	192,896	(a)
Express Scripts Holding Co.	18,729	1,446,066	(a)
Laboratory Corporation of America Holdings	3,324	596,758	(a)
LHC Group Inc.	574	49,129	(a)
MEDNAX Inc.	622	26,920	(a)
National Research Corp., Class A	159	5,946
Quest Diagnostics Inc.	4,552	500,447
R1 RCM Inc.	1,899	16,483	(a)
RadNet Inc.	744	11,160	(a)
The Providence Service Corp.	188	14,767	(a)
Tivity Health Inc.	755	26,576	(a)
		5,611,482
Healthcare Supplies – 0.1%
Align Technology Inc.	2,400	821,136	(a)
Anika Therapeutics Inc.	281	8,992	(a)
Antares Pharma Inc.	2,720	7,018	(a)
Atrion Corp.	27	16,184
Avanos Medical Inc.	1,177	67,383	(a)
Cerus Corp.	2,029	13,533	(a)
DENTSPLY SIRONA Inc.	7,934	347,271
Endologix Inc.	1,626	9,203	(a)
Haemonetics Corp.	1,332	119,454	(a)
ICU Medical Inc.	102	29,952	(a)
Lantheus Holdings Inc.	733	10,665	(a)
Meridian Bioscience Inc.	634	10,081
Merit Medical Systems Inc.	863	44,186	(a)
Neogen Corp.	929	74,497	(a)
OraSure Technologies Inc.	1,042	17,162	(a)
OrthoPediatrics Corp.	157	4,182	(a)
Quidel Corp.	611	40,632	(a)
RTI Surgical Inc.	1,167	5,368	(a)
Senseonics Holdings Inc.	1,400	5,754	(a)
Sientra Inc.	465	9,072	(a)
STAAR Surgical Co.	789	24,459	(a)
The Cooper Companies Inc.	1,702	400,736
Utah Medical Products Inc.	69	7,600
West Pharmaceutical Services Inc.	493	48,950
		2,143,470
Healthcare Technology – 0.1%
Allscripts Healthcare Solutions Inc.	4,479	53,748	(a)
Castlight Health Inc., Class B	806	3,426	(a)
Cerner Corp.	10,486	626,958	(a)
Computer Programs & Systems Inc.	227	7,468
Cotiviti Holdings Inc.	691	30,494	(a)
Evolent Health Inc. Class A	1,268	26,691	(a)
HealthStream Inc.	513	14,010
HMS Holdings Corp.	1,476	31,911	(a)
Inovalon Holdings Inc., Class A	1,187	11,781	(a)
Inspire Medical Systems Inc.	167	5,955	(a)
Medidata Solutions Inc.	1,465	118,021	(a)
Omnicell Inc.	684	35,876	(a)
Quality Systems Inc.	866	16,887	(a)
Simulations Plus Inc.	252	5,607
Tabula Rasa HealthCare Inc.	330	21,064	(a)
Teladoc Inc.	1,147	66,583	(a)
Vocera Communications Inc.	498	14,885	(a)
		1,091,365

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Heavy Electrical Equipment – 0.0% *
AZZ Inc.	467	$20,291
Babcock & Wilcox Enterprises Inc.	522	1,242	(a)
TPI Composites Inc.	298	8,714	(a)
		30,247
Home Building – 0.1%
AV Homes Inc.	240	5,136	(a)
Beazer Homes USA Inc.	640	9,440	(a)
Cavco Industries Inc.	160	33,224	(a)
Century Communities Inc.	496	15,649	(a)
D.R. Horton Inc.	11,715	480,315
Green Brick Partners Inc.	472	4,626	(a)
Hovnanian Enterprises Inc., Class A	2,473	4,031	(a)
Installed Building Products Inc.	401	22,676	(a)
KB Home	2,178	59,329
Lennar Corp., Class A	9,391	493,027
LGI Homes Inc.	309	17,839	(a)
M/I Homes Inc.	473	12,525	(a)
MDC Holdings Inc.	856	26,339
Meritage Homes Corp.	679	29,842	(a)
NVR Inc.	22	65,348	(a)
PICO Holdings Inc.	421	4,905	(a)
PulteGroup Inc.	9,281	266,829
Skyline Champion Corp.	150	5,256
Taylor Morrison Home Corp., Class A	2,090	43,430	(a)
The New Home Company Inc.	290	2,891	(a)
Toll Brothers Inc.	954	35,288
TopBuild Corp.	658	51,548	(a)
TRI Pointe Group Inc.	3,643	59,599	(a)
William Lyon Homes, Class A	483	11,206	(a)
		1,760,298
Home Entertainment Software – 0.2%
Activision Blizzard Inc.	25,222	1,924,943	(b)
Electronic Arts Inc.	10,302	1,452,788	(a)
Rosetta Stone Inc.	383	6,140	(a)
Take-Two Interactive Software Inc.	3,700	437,932	(a)
		3,821,803
Home Furnishing Retail – 0.0% *
Aaron’s Inc.	1,726	74,995
At Home Group Inc.	508	19,888	(a)
Bed Bath & Beyond Inc.	3,408	67,904
Haverty Furniture Companies Inc.	344	7,430
Kirkland’s Inc.	300	3,492	(a)
Pier 1 Imports Inc.	1,653	3,934
RH	358	50,013	(a)
Sleep Number Corp.	597	17,325	(a)
Williams-Sonoma Inc.	521	31,979
		276,960
Home Furnishings – 0.0% *
Bassett Furniture Industries Inc.	206	5,675
Ethan Allen Interiors Inc.	362	8,869
Flexsteel Industries Inc.	129	5,147
Hooker Furniture Corp.	228	10,693
La-Z-Boy Inc.	822	25,153
Leggett & Platt Inc.	4,543	202,800
Mohawk Industries Inc.	2,156	461,966	(a)
Tempur Sealy International Inc.	320	15,376	(a)
		735,679
Home Improvement Retail – 0.5%
Lowe’s Companies Inc.	27,336	2,612,501
Lumber Liquidators Holdings Inc.	532	12,954	(a)
The Home Depot Inc.	38,447	7,501,010
Tile Shop Holdings Inc.	650	5,005
		10,131,470
Hotel & Resort REITs – 0.1%
Ashford Hospitality Trust Inc.	1,574	12,749
Braemar Hotels & Resorts Inc.	450	5,139
Chatham Lodging Trust	758	16,085
Chesapeake Lodging Trust	1,111	35,152
CorePoint Lodging Inc.	732	18,959	(a)
DiamondRock Hospitality Co.	3,726	45,755
Hersha Hospitality Trust	653	14,007

	Number of Shares	Fair Value
Hospitality Properties Trust	1,088	$31,128
Host Hotels & Resorts Inc.	23,469	494,492
LaSalle Hotel Properties	2,789	95,467
Pebblebrook Hotel Trust	1,267	49,160
RLJ Lodging Trust	3,217	70,935
Ryman Hospitality Properties Inc.	828	68,848
Summit Hotel Properties Inc.	1,735	24,828
Sunstone Hotel Investors Inc.	4,175	69,388
Xenia Hotels & Resorts Inc.	2,001	48,744
		1,100,836
Hotels, Resorts & Cruise Lines – 0.2%
BBX Capital Corp.	1,293	11,676
Bluegreen Vacations Corp.	173	4,117
Carnival Corp.	13,669	783,370
Hilton Worldwide Holdings Inc.	9,400	744,104
ILG Inc.	2,666	88,058
Lindblad Expeditions Holdings Inc.	299	3,962	(a)
Marriott International Inc., Class A	9,952	1,259,923
Marriott Vacations Worldwide Corp.	399	45,071
Norwegian Cruise Line Holdings Ltd.	6,500	307,125	(a)
Red Lion Hotels Corp.	265	3,087	(a)
Royal Caribbean Cruises Ltd.	5,654	585,755
Wyndham Destinations Inc.	659	29,174
Wyndham Hotels & Resorts Inc.	659	38,769
		3,904,191
Household Appliances – 0.0% *
Hamilton Beach Brands Holding Co., Class A	38	1,104
Helen of Troy Ltd.	681	67,044	(a)
iRobot Corp.	505	38,264	(a)
Whirlpool Corp.	2,031	296,993
		403,405
Household Products – 0.5%
Central Garden & Pet Co.	194	8,435	(a)
Central Garden & Pet Co., Class A	642	25,982	(a)
Church & Dwight Company Inc.	8,442	448,777
Colgate-Palmolive Co.	28,902	1,873,139
Energizer Holdings Inc.	393	24,743
HRG Group Inc.	2,237	29,282	(a)
Kimberly-Clark Corp.	11,619	1,223,945
Oil-Dri Corporation of America	99	4,172
The Clorox Co.	4,426	598,616
The Procter & Gamble Co.	83,702	6,533,778
WD-40 Co.	246	35,978
		10,806,847
Housewares & Specialties – 0.0% *
Lifetime Brands Inc.	220	2,783
Newell Brands Inc.	16,278	419,810
Tupperware Brands Corp.	1,306	53,859
		476,452
Human Resource & Employment Services – 0.0% *
ASGN Inc.	938	73,342	(a)
Barrett Business Services Inc.	142	13,713
BG Staffing Inc.	166	3,860
GP Strategies Corp.	257	4,523	(a)
Heidrick & Struggles International Inc.	278	9,730
Insperity Inc.	709	67,532
Kelly Services Inc., Class A	582	13,066
Kforce Inc.	416	14,269
Korn/Ferry International	1,046	64,779
ManpowerGroup Inc.	442	38,039
Robert Half International Inc.	4,283	278,823
TriNet Group Inc.	812	45,423	(a)
TrueBlue Inc.	734	19,781	(a)
WageWorks Inc.	712	35,600	(a)
		682,480
Hypermarkets & Super Centers – 0.3%
Costco Wholesale Corp.	14,650	3,061,557
PriceSmart Inc.	414	37,467
Walmart Inc.	48,422	4,147,344
		7,246,368
Independent Power Producers & Energy Traders – 0.0% *
AES Corp.	20,666	277,131
Atlantic Power Corp.	2,442	5,372	(a)
NRG Energy Inc.	10,124	310,807
NRG Yield Inc., Class A	688	11,731
NRG Yield Inc., Class C	1,100	18,920
		623,961

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Industrial Conglomerates – 0.6%
3M Co.	19,763	$3,887,777	(b)
Carlisle Companies Inc.	403	43,649
General Electric Co.	288,811	3,930,718
Honeywell International Inc.	24,989	3,599,665
Raven Industries Inc.	648	24,916
Roper Technologies Inc.	3,457	953,821
		12,440,546
Industrial Gases – 0.1%
Air Products & Chemicals Inc.	7,387	1,150,377
Praxair Inc.	9,526	1,506,537
		2,656,914
Industrial Machinery – 0.3%
Actuant Corp., Class A	1,128	33,107
Albany International Corp., Class A	520	31,278
Altra Industrial Motion Corp.	505	21,765
Barnes Group Inc.	912	53,717
Briggs & Stratton Corp.	740	13,031
Chart Industries Inc.	526	32,444	(a)
CIRCOR International Inc.	256	9,462
Columbus McKinnon Corp.	393	17,040
Crane Co.	342	27,404
DMC Global Inc.	281	12,617
Donaldson Company Inc.	872	39,345
Dover Corp.	5,113	374,272
Energy Recovery Inc.	693	5,599	(a)
EnPro Industries Inc.	370	25,881
ESCO Technologies Inc.	459	26,484
Evoqua Water Technologies Corp.	1,424	29,192	(a)
Flowserve Corp.	4,491	181,436
Fortive Corp.	10,026	773,105
Franklin Electric Company Inc.	866	39,057
Gencor Industries Inc.	118	1,906	(a)
Global Brass & Copper Holdings Inc.	420	13,167
Graco Inc.	1,109	50,149
Graham Corp.	195	5,033
Harsco Corp.	1,442	31,868	(a)
Hillenbrand Inc.	1,165	54,930
Hurco Companies Inc.	128	5,728
Hyster-Yale Materials Handling Inc.	189	12,143
IDEX Corp.	509	69,468
Illinois Tool Works Inc.	10,182	1,410,614
Ingersoll-Rand PLC	8,277	742,695
ITT Inc.	584	30,526
John Bean Technologies Corp.	582	51,740
Kadant Inc.	180	17,307
Kennametal Inc.	2,057	73,846
LB Foster Co., Class A	188	4,315	(a)
Lincoln Electric Holdings Inc.	414	36,333
Lydall Inc.	332	14,492	(a)
Milacron Holdings Corp.	1,224	23,170	(a)
Mueller Industries Inc.	955	28,182
Mueller Water Products Inc., Class A	2,803	32,851
NN Inc.	530	10,017
Nordson Corp.	337	43,274
Omega Flex Inc.	58	4,588
Park-Ohio Holdings Corp.	172	6,416
Parker-Hannifin Corp.	4,495	700,546
Proto Labs Inc.	502	59,713	(a)
RBC Bearings Inc.	438	56,419	(a)
Rexnord Corp.	1,939	56,347	(a)
Snap-on Inc.	1,926	309,547
SPX Corp.	719	25,201	(a)
SPX FLOW Inc.	725	31,733	(a)
Standex International Corp.	226	23,097
Stanley Black & Decker Inc.	5,201	690,745
Sun Hydraulics Corp.	498	23,999
Tennant Co.	301	23,779
The Eastern Co.	130	3,647
The Gorman-Rupp Co.	355	12,425
The Timken Co.	463	20,164
TriMas Corp.	822	24,167	(a)
Watts Water Technologies Inc., Class A	518	40,611
Woodward Inc.	1,362	104,683
Xylem Inc.	6,099	410,951
		7,138,768

	Number of Shares	Fair Value
Industrial REITs – 0.1%
Americold Realty Trust	952	$20,963
DCT Industrial Trust Inc.	619	41,306
Duke Realty Corp.	11,700	339,651
EastGroup Properties Inc.	638	60,967
First Industrial Realty Trust Inc.	3,122	104,088
Gramercy Property Trust	2,962	80,922
Industrial Logistics Properties Trust	366	8,180
Innovative Industrial Properties Inc.	141	5,164
Monmouth Real Estate Investment Corp.	1,271	21,010
Prologis Inc. REIT	17,445	1,145,962
Rexford Industrial Realty Inc.	1,501	47,116
STAG Industrial Inc.	1,732	47,162
Terreno Realty Corp.	993	37,406
		1,959,897
Insurance Brokers – 0.1%
Arthur J Gallagher & Co.	6,123	399,709
Brown & Brown Inc.	1,523	42,233
Crawford & Co., Class B	241	2,085
eHealth Inc.	378	8,354	(a)
Goosehead Insurance Inc., Class A	211	5,267	(a)
Health Insurance Innovations Inc., Class A	212	6,858	(a)
Marsh & McLennan Companies Inc.	16,758	1,373,653
		1,838,159
Integrated Oil & Gas – 1.0%
Chevron Corp.	63,788	8,064,717
Exxon Mobil Corp.	141,307	11,690,328
Occidental Petroleum Corp.	25,454	2,129,991
		21,885,036
Integrated Telecommunication Services – 0.7%
AT&T Inc.	242,291	7,779,964
ATN International Inc.	208	10,976
Cincinnati Bell Inc.	678	10,645	(a)
Consolidated Communications Holdings Inc.	1,301	16,080
Frontier Communications Corp.	1,489	7,981
Hawaiian Telcom Holdco Inc.	118	3,413	(a)
Ooma Inc.	385	5,448	(a)
Verizon Communications Inc.	137,840	6,934,730
Windstream Holdings Inc.	728	3,836
		14,773,073
Internet & Direct Marketing Retail – 1.5%
1-800-Flowers.com Inc., Class A	571	7,166	(a)
Amazon.com Inc.	13,415	22,802,817	(a)
Booking Holdings Inc.	1,614	3,271,723	(a)
Duluth Holdings Inc.	194	4,615	(a)
Expedia Group Inc.	3,947	474,390
Gaia Inc.	99	2,005	(a)
Groupon Inc.	8,237	35,419	(a)
Lands’ End Inc.	116	3,236	(a)
Liberty Expedia Holdings Inc., Class A	1,014	44,555	(a)
Liberty TripAdvisor Holdings Inc., Class A	1,346	21,671	(a)
Netflix Inc.	14,498	5,674,952	(a)
Nutrisystem Inc.	559	21,522
Overstock.com Inc.	400	13,460	(a)
PetMed Express Inc.	354	15,594
Shutterfly Inc.	613	55,188	(a)
TripAdvisor Inc.	3,684	205,236	(a)
		32,653,549
Internet Software & Services – 2.0%
Akamai Technologies Inc.	5,839	427,590	(a)
Alarm.com Holdings Inc.	582	23,501	(a)
Alphabet Inc., Class A	9,934	11,217,373	(a)
Alphabet Inc., Class C	10,163	11,338,351	(a)
Alteryx Inc., Class A	532	20,301	(a)
Amber Road Inc.	359	3,378	(a)
Appfolio Inc. Class A	282	17,244	(a)
Apptio Inc., Class A	639	23,132	(a)
Benefitfocus Inc.	387	13,003	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Blucora Inc.	879	$32,523	(a)
Box Inc., Class A	2,355	58,851	(a)
Brightcove Inc.	606	5,848	(a)
Carbonite Inc.	464	16,194	(a)
Care.com Inc.	393	8,206	(a)
Cargurus Inc.	922	32,030	(a)
Cars.com Inc.	1,735	49,257	(a)
ChannelAdvisor Corp.	467	6,561	(a)
Cision Ltd.	770	11,511	(a)
Cloudera Inc.	1,790	24,416	(a)
Cornerstone OnDemand Inc.	992	47,050	(a)
Coupa Software Inc.	985	61,306	(a)
eBay Inc.	31,114	1,128,194	(a)
eGain Corp.	388	5,859	(a)
Endurance International Group Holdings Inc.	1,366	13,592	(a)
Envestnet Inc.	822	45,169	(a)
Etsy Inc.	2,203	92,944	(a)
Facebook Inc., Class A	79,972	15,540,159	(a)
Five9 Inc.	987	34,121	(a)
Gogo Inc.	1,134	5,511	(a)
GTT Communications Inc.	655	29,475	(a)
Hortonworks Inc.	1,296	23,613	(a)
Instructure Inc.	591	25,147	(a)
Internap Corp.	378	3,939	(a)
j2 Global Inc.	1,195	103,499
Leaf Group Ltd.	380	4,123	(a)
Limelight Networks Inc.	2,125	9,499	(a)
Liquidity Services Inc.	496	3,249	(a)
LivePerson Inc.	1,066	22,493	(a)
LogMeIn Inc.	343	35,415
MINDBODY Inc., Class A	726	28,024	(a)
New Relic Inc.	818	82,283	(a)
NIC Inc.	1,158	18,007
Pandora Media Inc.	4,784	37,698	(a)
Q2 Holdings Inc.	683	38,965	(a)
QuinStreet Inc.	753	9,563	(a)
Quotient Technology Inc.	1,287	16,860	(a)
Reis Inc.	170	3,706
SendGrid Inc.	152	4,031	(a)
ShotSpotter Inc.	152	5,765	(a)
Shutterstock Inc.	344	16,326	(a)
SPS Commerce Inc.	293	21,530	(a)
Stamps.com Inc.	320	80,976	(a)
TechTarget Inc.	355	10,082	(a)
Telaria Inc.	992	4,008	(a)
The Meet Group Inc.	837	3,750	(a)
The Trade Desk Inc., Class A	585	54,873	(a)
TrueCar Inc.	1,749	17,647	(a)
Twitter Inc.	21,600	943,272	(a)
VeriSign Inc.	2,852	391,922	(a)
Veritone Inc.	166	2,792	(a)
Web.com Group Inc.	680	17,578	(a)
XO Group Inc.	468	14,976	(a)
Yelp Inc.	1,503	58,887	(a)
Yext Inc.	1,526	29,513	(a)
		42,476,661
Investment Banking & Brokerage – 0.4%
B. Riley Financial Inc.	394	8,885
Cowen Inc.	531	7,354	(a)
E*TRADE Financial Corp.	8,825	539,737	(a)
Evercore Inc., Class A	274	28,893
GAIN Capital Holdings Inc.	226	1,706
Greenhill & Company Inc.	426	12,098
Houlihan Lokey Inc.	561	28,735
Interactive Brokers Group Inc., Class A	476	30,659
INTL. FCStone Inc.	288	14,893	(a)
Investment Technology Group Inc.	531	11,109
Ladenburg Thalmann Financial Services Inc.	2,143	7,286
Moelis & Co., Class A	727	42,639
Morgan Stanley	45,841	2,172,863
Oppenheimer Holdings Inc., Class A	105	2,940
Piper Jaffray Cos.	241	18,521
PJT Partners Inc., Class A	341	18,206
Raymond James Financial Inc.	4,300	384,205

	Number of Shares	Fair Value
Stifel Financial Corp.	1,768	$92,378
The Charles Schwab Corp.	39,853	2,036,488
The Goldman Sachs Group Inc.	11,747	2,591,036
		8,050,631
IT Consulting & Other Services – 0.3%
Acxiom Corp.	1,983	59,391	(a)
CACI International Inc., Class A	454	76,522	(a)
Cognizant Technology Solutions Corp., Class A	19,782	1,562,580
ConvergeOne Holdings Inc.	544	5,108
DXC Technology Co.	9,735	784,738
Gartner Inc.	3,000	398,700	(a)
International Business Machines Corp.	28,437	3,972,649
Leidos Holdings Inc.	954	56,286
ManTech International Corp., Class A	499	26,766
Perficient Inc.	588	15,506	(a)
Perspecta Inc.	3,616	74,309
PFSweb Inc.	356	3,460	(a)
Presidio Inc.	571	7,480	(a)
Science Applications International Corp.	1,075	87,000
ServiceSource International Inc.	1,215	4,787	(a)
Teradata Corp.	790	31,719	(a)
The Hackett Group Inc.	447	7,183
Unisys Corp.	769	9,920	(a)
Virtusa Corp.	481	23,415	(a)
		7,207,519
Leisure Facilities – 0.0% *
Drive Shack Inc.	843	6,508	(a)
International Speedway Corp., Class A	545	24,362
Planet Fitness Inc., Class A	1,635	71,842	(a)
RCI Hospitality Holdings Inc.	99	3,133
SeaWorld Entertainment Inc.	894	19,507	(a)
Six Flags Entertainment Corp.	523	36,636
Speedway Motorsports Inc.	234	4,062
Town Sports International Holdings Inc.	340	4,947	(a)
		170,997
Leisure Products – 0.0% *
Acushnet Holdings Corp.	586	14,334
American Outdoor Brands Corp.	996	11,982	(a)
Brunswick Corp.	578	37,269
Callaway Golf Co.	1,758	33,349
Clarus Corp.	534	4,405	(a)
Escalade Inc.	203	2,862
Hasbro Inc.	3,903	360,286
Johnson Outdoors Inc., Class A	98	8,284
Malibu Boats Inc., Class A	367	15,392	(a)
Marine Products Corp.	125	2,223
Mattel Inc.	10,299	169,110
MCBC Holdings Inc.	265	7,672	(a)
Nautilus Inc.	617	9,687	(a)
Polaris Industries Inc.	386	47,161
Sturm Ruger & Company Inc.	325	18,200
Vista Outdoor Inc.	1,083	16,776	(a)
		758,992
Life & Health Insurance – 0.3%
Aflac Inc.	26,130	1,124,113
American Equity Investment Life Holding Co.	1,661	59,796
Brighthouse Financial Inc.	3,324	133,193	(a)
Citizens Inc.	936	7,291	(a)
CNO Financial Group Inc.	4,213	80,216
FBL Financial Group Inc., Class A	194	15,277
Genworth Financial Inc., Class A	12,882	57,969	(a)
Independence Holding Co.	26	864
Lincoln National Corp.	7,518	467,995
MetLife Inc.	34,073	1,485,583
National Western Life Group Inc., Class A	43	13,212
Primerica Inc.	1,103	109,859
Principal Financial Group Inc.	8,904	471,467
Prudential Financial Inc.	13,952	1,304,651
Torchmark Corp.	3,556	289,494
Trupanion Inc.	416	$16,058	(a)
Unum Group	7,647	282,863
		5,919,901

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Life Sciences Tools & Services – 0.3%
Accelerate Diagnostics Inc.	464	$10,347	(a)
Agilent Technologies Inc.	10,595	655,195
Bio-Rad Laboratories Inc., Class A	134	38,664	(a)
Bio-Techne Corp.	250	36,987
Cambrex Corp.	598	31,275	(a)
Charles River Laboratories International Inc.	314	35,250	(a)
Codexis Inc.	984	14,170	(a)
Enzo Biochem Inc.	798	4,142	(a)
Fluidigm Corp.	587	3,499	(a)
Harvard Bioscience Inc.	807	4,317	(a)
Illumina Inc.	4,928	1,376,341	(a)
IQVIA Holdings Inc.	5,000	499,100	(a)
Luminex Corp.	785	23,181
Medpace Holdings Inc.	236	10,148	(a)
Mettler-Toledo International Inc.	854	494,150	(a)
NanoString Technologies Inc.	296	4,049	(a)
NeoGenomics Inc.	1,061	13,910	(a)
Pacific Biosciences of California Inc.	1,928	6,844	(a)
PerkinElmer Inc.	3,746	274,320
PRA Health Sciences Inc.	332	30,995	(a)
Syneos Health Inc.	1,422	66,692	(a)
Thermo Fisher Scientific Inc.	13,442	2,784,376
Waters Corp.	2,662	515,337	(a)
		6,933,289
Managed Healthcare – 0.7%
Aetna Inc.	10,955	2,010,242
Anthem Inc.	8,542	2,033,252
Centene Corp.	6,828	841,278	(a)
Cigna Corp.	8,100	1,376,595
HealthEquity Inc.	1,000	75,100	(a)
Humana Inc.	4,637	1,380,110
Magellan Health Inc.	459	44,041	(a)
Molina Healthcare Inc.	313	30,655	(a)
UnitedHealth Group Inc.	32,011	7,853,579
WellCare Health Plans Inc.	298	73,380	(a)
		15,718,232
Marine – 0.0% *
Eagle Bulk Shipping Inc.	895	4,869	(a)
Kirby Corp.	356	29,762	(a)
Matson Inc.	769	29,514
Scorpio Bulkers Inc.	1,043	7,405
		71,550
Metal & Glass Containers – 0.0% *
AptarGroup Inc.	414	38,659
Ball Corp.	12,052	428,449
Greif Inc., Class A	662	35,013
Greif Inc., Class B	112	6,451
Myers Industries Inc.	439	8,429
Owens-Illinois Inc.	1,082	18,188	(a)
Silgan Holdings Inc.	514	13,791
		548,980
Mortgage REITs – 0.0% *
AG Mortgage Investment Trust Inc.	510	9,583
Anworth Mortgage Asset Corp.	2,001	9,945
Apollo Commercial Real Estate Finance Inc.	2,299	42,026
Arbor Realty Trust Inc.	1,075	11,212
Ares Commercial Real Estate Corp.	547	7,554
ARMOUR Residential REIT Inc.	699	15,944
Blackstone Mortgage Trust Inc., Class A	1,894	59,528
Capstead Mortgage Corp.	1,767	15,815
Cherry Hill Mortgage Investment Corp.	222	3,965
Colony Credit Real Estate Inc.	1,577	32,691
CYS Investments Inc.	2,818	21,135
Dynex Capital Inc.	967	6,315
Exantas Capital Corp.	613	6,240
Granite Point Mortgage Trust Inc.	787	14,441
Great Ajax Corp.	272	3,558

	Number of Shares	Fair Value
Hannon Armstrong Sustainable Infrastructure Capital Inc.	936	$18,486
Invesco Mortgage Capital Inc.	1,987	31,593
KKR Real Estate Finance Trust Inc.	196	3,877
Ladder Capital Corp.	1,642	25,648
MTGE Investment Corp.	848	16,621
New York Mortgage Trust Inc.	2,225	13,372
Orchid Island Capital Inc.	1,087	8,174
PennyMac Mortgage Investment Trust	1,054	20,015
Redwood Trust Inc.	1,374	22,630
Sutherland Asset Management Corp.	320	5,200
TPG RE Finance Trust Inc.	614	12,477
Western Asset Mortgage Capital Corp.	844	8,795
		446,840
Motorcycle Manufacturers – 0.0% *
Harley-Davidson Inc.	5,762	242,465
Movies & Entertainment – 0.4%
AMC Entertainment Holdings Inc., Class A	823	13,086
Cinemark Holdings Inc.	713	25,012
Liberty Media Corp.-Liberty Braves, Class A	189	4,859	(a)
Liberty Media Corp.-Liberty Braves, Class C	635	16,421	(a)
Live Nation Entertainment Inc.	908	44,102	(a)
LiveXLive Media Inc.	193	1,114	(a)
Reading International Inc., Class A	333	5,311	(a)
The Marcus Corp.	370	12,025
The Walt Disney Co.	49,435	5,181,282
Twenty-First Century Fox Inc., Class A	34,894	1,733,883
Twenty-First Century Fox Inc., Class B	14,714	724,959
Viacom Inc., Class B	11,703	352,962
World Wrestling Entertainment Inc., Class A	785	57,164
		8,172,180
Multi-Line Insurance – 0.1%
American Financial Group Inc.	468	50,230
American International Group Inc.	30,271	1,604,968
Assurant Inc.	1,569	162,376
Horace Mann Educators Corp.	771	34,387
Kemper Corp.	1,066	80,643
Loews Corp.	8,297	400,579
National General Holdings Corp.	1,157	30,464
The Hartford Financial Services Group Inc.	12,246	626,138
		2,989,785
Multi-Sector Holdings – 0.6%
Berkshire Hathaway Inc., Class B	64,243	11,990,956	(a)
Cannae Holdings Inc.	1,283	23,800	(a)
Jefferies Financial Group Inc.	10,667	242,567
		12,257,323
Multi-Utilities – 0.4%
Ameren Corp.	8,249	501,952
Avista Corp.	1,214	63,929
Black Hills Corp.	1,356	83,001
CenterPoint Energy Inc.	14,767	409,194
CMS Energy Corp.	9,613	454,503
Consolidated Edison Inc.	10,460	815,671
Dominion Energy Inc.	21,988	1,499,142
DTE Energy Co.	5,959	617,531
MDU Resources Group Inc.	1,292	37,054
NiSource Inc.	10,814	284,192
NorthWestern Corp.	1,245	71,276
Public Service Enterprise Group Inc.	16,961	918,268
SCANA Corp.	4,859	187,169
Sempra Energy	8,691	1,009,112
Unitil Corp.	278	14,189
Vectren Corp.	559	39,940
WEC Energy Group Inc.	10,178	658,008
		7,664,131
Office REITs – 0.1%
Alexandria Real Estate Equities Inc.	3,400	428,978
Boston Properties Inc.	5,064	635,127
Corporate Office Properties Trust	665	19,278
Cousins Properties Inc.	10,599	102,704

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Douglas Emmett Inc.	1,078	$43,314
Easterly Government Properties Inc.	879	17,369
Franklin Street Properties Corp.	1,965	16,820
Government Properties Income Trust	1,790	28,371
Highwoods Properties Inc.	682	34,598
JBG SMITH Properties	626	22,830
Kilroy Realty Corp.	665	50,301
Mack-Cali Realty Corp.	2,261	45,853
NorthStar Realty Europe Corp.	712	10,317
Piedmont Office Realty Trust Inc., Class A	2,386	47,553
Select Income REIT	1,110	24,942
SL Green Realty Corp.	2,835	285,003
Tier REIT Inc.	857	20,379
Vornado Realty Trust	5,867	433,689
		2,267,426
Office Services & Supplies – 0.0% *
ACCO Brands Corp.	1,861	25,775
Essendant Inc.	742	9,809
Herman Miller Inc.	1,463	49,596
HNI Corp.	1,088	40,474
Interface Inc.	1,078	24,740
Kimball International Inc., Class B	532	8,597
Knoll Inc.	871	18,126
MSA Safety Inc.	864	83,238
NL Industries Inc.	176	1,531	(a)
Pitney Bowes Inc.	4,800	41,136
Steelcase Inc., Class A	1,417	19,129
		322,151
Oil & Gas Drilling – 0.0% *
Diamond Offshore Drilling Inc.	1,629	33,981	(a)
Helmerich & Payne Inc.	3,684	234,892
Independence Contract Drilling Inc.	607	2,501	(a)
Nabors Industries Ltd.	2,430	15,576
Patterson-UTI Energy Inc.	1,503	27,054
Pioneer Energy Services Corp.	1,279	7,482	(a)
Rowan Companies PLC, Class A	3,130	50,768	(a)
Unit Corp.	864	22,084	(a)
		394,338
Oil & Gas Equipment & Services – 0.3%
Apergy Corp.	522	21,793	(a)
Archrock Inc.	2,395	28,740
Baker Hughes a GE Co.	14,441	476,986
Basic Energy Services Inc.	330	3,666	(a)
Bristow Group Inc.	464	6,547
C&J Energy Services Inc.	1,213	28,627	(a)
Cactus Inc., Class A	421	14,226	(a)
CARBO Ceramics Inc.	394	3,613	(a)
Covia Holdings Corp.	587	10,895	(a)
Dawson Geophysical Co.	492	3,887	(a)
Dril-Quip Inc.	963	49,498	(a)
Era Group Inc.	402	5,206	(a)
Exterran Corp.	630	15,775	(a)
Forum Energy Technologies Inc.	1,477	18,241	(a)
FTS International Inc.	410	5,838	(a)
Halliburton Co.	29,434	1,326,296
Helix Energy Solutions Group Inc.	2,658	22,141	(a)
ION Geophysical Corp.	231	5,613	(a)
Keane Group Inc.	965	13,192	(a)
Key Energy Services Inc.	236	3,833	(a)
Liberty Oilfield Services Inc., Class A	268	5,017	(a)
Mammoth Energy Services Inc.	152	5,162	(a)
Matrix Service Co.	535	9,817	(a)
McDermott International Inc.	4,533	89,073	(a)
National Oilwell Varco Inc.	13,065	567,021
Natural Gas Services Group Inc.	245	5,782	(a)
NCS Multistage Holdings Inc.	209	3,037	(a)
Newpark Resources Inc.	1,688	18,315	(a)
Nine Energy Service Inc.	147	4,869	(a)
Oceaneering International Inc.	2,474	62,988
Oil States International Inc.	1,115	35,791	(a)
PHI Inc.	280	2,848	(a)
ProPetro Holding Corp.	1,350	21,168	(a)
RigNet Inc.	255	2,627	(a)
Schlumberger Ltd.	46,233	3,098,998
SEACOR Holdings Inc.	315	18,040	(a)

	Number of Shares	Fair Value
SEACOR Marine Holdings Inc.	316	$7,296	(a)
Select Energy Services Inc., Class A	886	12,874	(a)
Smart Sand Inc.	228	1,211	(a)
Solaris Oilfield Infrastructure Inc., Class A	531	7,588	(a)
Superior Energy Services Inc.	3,562	34,694	(a)
TETRA Technologies Inc.	1,871	8,326	(a)
Tidewater Inc.	466	13,481	(a)
U.S. Silica Holdings Inc.	1,461	37,533
		6,138,169
Oil & Gas Exploration & Production – 0.6%
Abraxas Petroleum Corp.	2,099	6,066	(a)
Alta Mesa Resources Inc.	1,871	12,741	(a)
Anadarko Petroleum Corp.	17,060	1,249,645
Apache Corp.	12,963	606,020
Bonanza Creek Energy Inc.	341	12,914	(a)
Cabot Oil & Gas Corp.	15,127	360,023
California Resources Corp.	780	35,443	(a)
Callon Petroleum Co.	5,740	61,648	(a)
Carrizo Oil & Gas Inc.	1,461	40,689	(a)
Chesapeake Energy Corp.	6,029	31,592	(a)
Cimarex Energy Co.	3,293	335,030
CNX Resources Corp.	1,311	23,309	(a)
Concho Resources Inc.	4,826	667,677	(a)
ConocoPhillips	39,125	2,723,882
Denbury Resources Inc.	8,245	39,658	(a)
Devon Energy Corp.	17,464	767,717
Earthstone Energy Inc., Class A	427	3,779	(a)
Eclipse Resources Corp.	1,210	1,936	(a)
Energen Corp.	645	46,969	(a)
Energy XXI Gulf Coast Inc.	560	4,950	(a)
EOG Resources Inc.	19,117	2,378,728
EP Energy Corp., Class A	772	2,316	(a)
EQT Corp.	8,200	452,476
Evolution Petroleum Corp.	511	5,033
Gulfport Energy Corp.	4,322	54,327	(a)
Halcon Resources Corp.	2,397	10,523	(a)
Hess Corp.	8,770	586,625
HighPoint Resources Corp.	1,797	10,926	(a)
Isramco Inc.	13	1,598	(a)
Jagged Peak Energy Inc.	1,063	13,840	(a)
Laredo Petroleum Inc.	2,940	28,283	(a)
Lilis Energy Inc.	955	4,966	(a)
Marathon Oil Corp.	27,752	578,907
Matador Resources Co.	2,512	75,486	(a)
Midstates Petroleum Company Inc.	211	2,872	(a)
Murphy Oil Corp.	1,067	36,033
Newfield Exploration Co.	6,811	206,033	(a)
Noble Energy Inc.	16,620	586,354
Northern Oil and Gas Inc.	2,267	7,141	(a)
Oasis Petroleum Inc.	6,724	87,210	(a)
Panhandle Oil and Gas Inc., Class A	297	5,673
PDC Energy Inc.	1,226	74,112	(a)
Penn Virginia Corp.	202	17,148	(a)
Pioneer Natural Resources Co.	5,667	1,072,423
QEP Resources Inc.	1,615	19,800	(a)
Range Resources Corp.	1,474	24,660
Resolute Energy Corp.	411	12,823	(a)
Ring Energy Inc.	1,110	14,008	(a)
Sanchez Energy Corp.	1,125	5,085	(a)
SandRidge Energy Inc.	438	7,770	(a)
SilverBow Resources Inc.	159	4,592	(a)
SM Energy Co.	678	17,418
Southwestern Energy Co.	14,460	76,638	(a)
SRC Energy Inc.	4,500	49,590	(a)
Talos Energy Inc.	369	11,856	(a)
Tellurian Inc.	1,554	12,929	(a)
Ultra Petroleum Corp.	1,931	4,461	(a)
W&T Offshore Inc.	1,772	12,670	(a)
WildHorse Resource Development Corp.	444	11,260	(a)
WPX Energy Inc.	2,633	47,473	(a)
Zion Oil & Gas Inc.	900	3,649	(a)
		13,667,403

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Oil & Gas Refining & Marketing – 0.3%
Adams Resources & Energy Inc.	39	$1,677
Andeavor	4,504	590,835
Clean Energy Fuels Corp.	1,753	6,468	(a)
CVR Energy Inc.	240	8,878
Delek US Holdings Inc.	1,544	77,462
Green Plains Inc.	727	13,304
HollyFrontier Corp.	5,900	403,737
Marathon Petroleum Corp.	15,203	1,066,642
Par Pacific Holdings Inc.	602	10,463	(a)
PBF Energy Inc., Class A	733	30,735
Phillips 66	13,990	1,571,217
Renewable Energy Group Inc.	729	13,013	(a)
REX American Resources Corp.	114	9,230	(a)
Valero Energy Corp.	14,425	1,598,723
World Fuel Services Corp.	1,715	35,003
		5,437,387
Oil & Gas Storage & Transportation – 0.1%
Dorian LPG Ltd.	557	4,255	(a)
GasLog Ltd.	649	12,396
International Seaways Inc.	354	8,192	(a)
Kinder Morgan Inc.	63,888	1,128,901
Nordic American Tankers Ltd.	1,750	4,690
ONEOK Inc.	13,557	946,685
Overseas Shipholding Group Inc., Class A	385	1,494	(a)
SemGroup Corp., Class A	1,480	37,592
Ship Finance International Ltd.	1,579	23,606
The Williams Companies Inc.	27,100	734,681
		2,902,492
Packaged Foods & Meats – 0.4%
B&G Foods Inc.	1,161	34,714
Cal-Maine Foods Inc.	587	26,914	(a)
Calavo Growers Inc.	282	27,114
Campbell Soup Co.	6,585	266,956
Conagra Brands Inc.	12,742	455,272
Dean Foods Co.	1,723	18,109
Farmer Brothers Co.	161	4,918	(a)
Flowers Foods Inc.	1,219	25,392
Freshpet Inc.	458	12,572	(a)
General Mills Inc.	19,388	858,113
Hormel Foods Corp.	9,208	342,630
Hostess Brands Inc.	1,866	25,377	(a)
J&J Snack Foods Corp.	258	39,337
John B Sanfilippo & Son Inc.	171	12,731
Kellogg Co.	8,602	601,022
Lamb Weston Holdings Inc.	967	66,249
Lancaster Colony Corp.	481	66,580
Landec Corp.	537	8,001	(a)
McCormick & Company Inc.	4,191	486,533
Mondelez International Inc., Class A	49,106	2,013,346
Post Holdings Inc.	442	38,021	(a)
Sanderson Farms Inc.	516	54,257
Seneca Foods Corp., Class A	129	3,483	(a)
The Hain Celestial Group Inc.	693	20,651	(a)
The Hershey Co.	4,472	416,164
The JM Smucker Co.	3,864	415,303
The Kraft Heinz Co.	19,540	1,227,503
The Simply Good Foods Co.	1,163	16,794	(a)
Tootsie Roll Industries Inc.	456	14,068
TreeHouse Foods Inc.	368	19,324	(a)
Tyson Foods Inc., Class A	9,647	664,196
		8,281,644
Paper Packaging – 0.1%
Avery Dennison Corp.	3,016	307,933
Bemis Company Inc.	595	25,115
International Paper Co.	13,729	715,006
Packaging Corporation of America	3,200	357,728
Sealed Air Corp.	5,691	241,583
Sonoco Products Co.	662	34,755
UFP Technologies Inc.	127	3,918	(a)
WestRock Co.	8,833	503,658
		2,189,696
Paper Products – 0.0% *
Clearwater Paper Corp.	284	6,560	(a)
Domtar Corp.	429	20,481
KapStone Paper and Packaging Corp.	1,630	56,235

	Number of Shares	Fair Value
Neenah Inc.	299	$25,370
PH Glatfelter Co.	705	13,811
Schweitzer-Mauduit International Inc.	545	23,827
Verso Corp., Class A	672	14,623	(a)
		160,907
Personal Products – 0.1%
Coty Inc., Class A	16,101	227,024
Edgewell Personal Care Co.	1,368	69,029	(a)
elf Beauty Inc.	392	5,974	(a)
Inter Parfums Inc.	320	17,120
Medifast Inc.	219	35,075
Natural Health Trends Corp.	150	3,753
Nature’s Sunshine Products Inc.	183	1,711	(a)
Nu Skin Enterprises Inc., Class A	365	28,540
Revlon Inc., Class A	37	649	(a)
The Estee Lauder Companies Inc., Class A	7,387	1,054,051
USANA Health Sciences Inc.	239	27,557	(a)
		1,470,483
Pharmaceuticals – 1.6%
Aclaris Therapeutics Inc.	382	7,628	(a)
Aerie Pharmaceuticals Inc.	663	44,786	(a)
Akcea Therapeutics Inc.	278	6,591	(a)
Akorn Inc.	2,412	40,015	(a)
Allergan PLC	10,990	1,832,253
Amneal Pharmaceuticals Inc.	1,631	26,765	(a)
Amphastar Pharmaceuticals Inc.	712	10,865	(a)
Ampio Pharmaceuticals Inc.	1,600	3,520	(a)
ANI Pharmaceuticals Inc.	159	10,621	(a)
Aratana Therapeutics Inc.	671	2,852	(a)
Assembly Biosciences Inc.	266	10,430	(a)
Bristol-Myers Squibb Co.	54,538	3,018,133
Catalent Inc.	888	37,198	(a)
Clearside Biomedical Inc.	440	4,704	(a)
Collegium Pharmaceutical Inc.	466	11,114	(a)
Corcept Therapeutics Inc.	1,722	27,070	(a)
Corium International Inc.	376	3,012	(a)
Cymabay Therapeutics Inc.	1,136	15,245	(a)
Depomed Inc.	1,223	8,157	(a)
Dermira Inc.	722	6,642	(a)
Dova Pharmaceuticals Inc.	243	7,271	(a)
Durect Corp.	2,560	3,994	(a)
Eli Lilly & Co.	32,018	2,732,096
Eloxx Pharmaceuticals Inc.	433	7,391	(a)
Endocyte Inc.	1,245	17,181	(a)
Evolus Inc.	122	3,415	(a)
Horizon Pharma PLC	3,070	50,839	(a)
Innovate Biopharmaceuticals Inc.	200	4,714	(a)
Innoviva Inc.	1,290	17,802	(a)
Intersect ENT Inc.	515	19,287	(a)
Intra-Cellular Therapies Inc.	859	15,178	(a)
Johnson & Johnson	89,493	10,859,081
Kala Pharmaceuticals Inc.	152	2,087	(a)
Lannett Company Inc.	560	7,616	(a)
Mallinckrodt PLC	2,109	39,354	(a)
Marinus Pharmaceuticals Inc.	784	5,543	(a)
Melinta Therapeutics Inc.	173	1,099	(a)
Menlo Therapeutics Inc.	141	1,145	(a)
Merck & Company Inc.	89,812	5,451,588
Mylan N.V.	17,190	621,247	(a)
MyoKardia Inc.	575	28,549	(a)
Nektar Therapeutics	5,400	263,682	(a)
Neos Therapeutics Inc.	456	2,850	(a)
Ocular Therapeutix Inc.	319	2,153	(a)
Odonate Therapeutics Inc.	154	3,400	(a)
Omeros Corp.	777	14,095	(a)
Optinose Inc.	329	9,205	(a)
Pacira Pharmaceuticals Inc.	701	22,467	(a)
Paratek Pharmaceuticals Inc.	362	3,692	(a)
Pfizer Inc.	194,779	7,066,582
Phibro Animal Health Corp., Class A	379	17,453
Prestige Brands Holdings Inc.	1,340	51,429	(a)
Reata Pharmaceuticals Inc., Class A	312	10,911	(a)
Revance Therapeutics Inc.	627	17,211	(a)
Sienna Biopharmaceuticals Inc.	315	4,785	(a)
SIGA Technologies Inc.	1,064	6,320	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Supernus Pharmaceuticals Inc.	858	$51,351	(a)
Teligent Inc.	826	2,858	(a)
Tetraphase Pharmaceuticals Inc.	738	2,635	(a)
The Medicines Co.	1,281	47,013	(a)
TherapeuticsMD Inc.	3,005	18,751	(a)
WaVe Life Sciences Ltd.	339	12,967	(a)
Zoetis Inc.	16,366	1,394,219
Zogenix Inc.	631	27,890	(a)
		34,077,997
Property & Casualty Insurance – 0.2%
Ambac Financial Group Inc.	710	14,094	(a)
AMERISAFE Inc.	326	18,827
AmtTust Financial Services Inc.	2,080	30,306
Baldwin & Lyons Inc., Class B	179	4,368
Cincinnati Financial Corp.	4,871	325,675
Donegal Group Inc., Class A	163	2,218
EMC Insurance Group Inc.	168	4,667
Employers Holdings Inc.	565	22,713
FedNat Holding Co.	257	5,929
First American Financial Corp.	743	38,428
Hallmark Financial Services Inc.	283	2,824	(a)
HCI Group Inc.	123	5,113
Heritage Insurance Holdings Inc.	375	6,251
Infinity Property & Casualty Corp.	182	25,908
Investors Title Co.	28	5,170
Kingstone Companies Inc.	127	2,146
Kinsale Capital Group Inc.	372	20,408
MBIA Inc.	1,632	14,753	(a)
Mercury General Corp.	247	11,253
NI Holdings Inc.	236	4,000	(a)
Old Republic International Corp.	1,648	32,812
ProAssurance Corp.	993	35,202
RLI Corp.	729	48,253
Safety Insurance Group Inc.	264	22,546
Selective Insurance Group Inc.	1,075	59,125
State Auto Financial Corp.	310	9,272
Stewart Information Services Corp.	374	16,108
The Allstate Corp.	11,716	1,069,319
The Hanover Insurance Group Inc.	283	33,835
The Navigators Group Inc.	369	21,033
The Progressive Corp.	19,572	1,157,684
The Travelers Companies Inc.	8,936	1,093,230
Tiptree Inc.	455	3,094
United Fire Group Inc.	357	19,460
United Insurance Holdings Corp.	350	6,853
Universal Insurance Holdings Inc.	553	19,410
WR Berkley Corp.	631	45,691
		4,257,978
Publishing – 0.0% *
Daily Journal Corp.	22	5,064	(a)
Gannett Company Inc.	1,848	19,774
John Wiley & Sons Inc., Class A	300	18,720
Meredith Corp.	1,001	51,051
New Media Investment Group Inc.	1,134	20,956
News Corp., Class A	13,100	203,050
News Corp., Class B	4,475	70,929
Scholastic Corp.	536	23,750
The New York Times Co., Class A	3,266	84,589
tronc Inc.	370	6,394	(a)
		504,277
Railroads – 0.3%
CSX Corp.	28,955	1,846,750
Genesee & Wyoming Inc., Class A	397	32,284	(a)
Kansas City Southern	3,546	375,734
Norfolk Southern Corp.	9,374	1,414,255
Union Pacific Corp.	25,947	3,676,171
		7,345,194
Real Estate Development – 0.0% *
Forestar Group Inc.	230	4,773	(a)
Stratus Properties Inc.	122	3,727	(a)
		8,500
Real Estate Operating Companies – 0.0% *
FRP Holdings Inc.	127	8,223	(a)
Kennedy-Wilson Holdings Inc.	2,331	49,301
Trinity Place Holdings Inc.	367	2,404	(a)
		59,928

	Number of Shares	Fair Value
Real Estate Services – 0.0% *
CBRE Group Inc., Class A	10,380	$495,541	(a)
HFF Inc. REIT, Class A	681	23,392
Jones Lang LaSalle Inc.	301	49,963
Marcus & Millichap Inc.	308	12,015	(a)
Newmark Group Inc., Class A	421	5,991
RE/MAX Holdings Inc., Class A	330	17,309
Redfin Corp.	1,391	32,118	(a)
		636,329
Regional Banks – 0.7%
1st Constitution Bancorp	172	3,939
1st Source Corp.	250	13,358
Access National Corp.	290	8,294
ACNB Corp.	119	4,052
Allegiance Bancshares Inc.	220	9,537	(a)
American National Bankshares Inc.	166	6,640
Ameris Bancorp.	744	39,692
Ames National Corp.	174	5,368
Arrow Financial Corp.	233	8,481
Associated Banc-Corp.	1,147	31,313
Atlantic Capital Bancshares Inc.	346	6,799	(a)
Banc of California Inc.	770	15,054
BancFirst Corp.	314	18,589
BancorpSouth Bank	2,315	76,279
Bank of Commerce Holdings	360	4,590
Bank of Hawaii Corp.	282	23,524
Bank of Marin Bancorp.	119	9,621
Bank of the Ozarks Inc.	810	36,482
Bankwell Financial Group Inc.	110	3,537
Banner Corp.	600	36,078
Bar Harbor Bankshares	289	8,754
Baycom Corp.	222	5,495	(a)
BB&T Corp.	25,854	1,304,076
BCB Bancorp Inc.	177	2,655
Berkshire Hills Bancorp Inc.	745	30,247
Blue Hills Bancorp Inc.	327	7,259
Boston Private Financial Holdings Inc.	1,529	24,311
Bridge Bancorp Inc.	247	8,880
Brookline Bancorp Inc.	1,394	25,928
Bryn Mawr Bank Corp.	334	15,464
Business First Bancshares Inc.	205	5,402
Byline Bancorp Inc.	304	6,791	(a)
C&F Financial Corp.	62	3,878
Cadence BanCorp	847	24,453
Cambridge Bancorp	77	6,664
Camden National Corp.	304	13,896
Capital City Bank Group Inc.	221	5,222
Capstar Financial Holdings Inc.	163	3,020	(a)
Carolina Financial Corp.	377	16,181
Cathay General Bancorp	1,951	78,996
CB Financial Services Inc.	108	3,715
CBTX Inc.	365	12,063
CenterState Bank Corp.	1,538	45,863
Central Pacific Financial Corp.	492	14,096
Central Valley Community Bancorp	178	3,766
Century Bancorp Inc., Class A	55	4,202
Chemical Financial Corp.	1,791	99,705
Chemung Financial Corp.	55	2,756
Citizens & Northern Corp.	239	6,181
Citizens Financial Group Inc.	15,985	621,816
City Holding Co.	248	18,657
Civista Bancshares Inc.	224	5,430
CNB Financial Corp.	281	8,447
CoBiz Financial Inc.	753	16,174
Codorus Valley Bancorp Inc.	166	5,093
Columbia Banking System Inc.	1,356	55,460
Comerica Inc.	5,904	536,792
Commerce Bancshares Inc.	627	40,573
Community Bank System Inc.	932	55,053
Community Bankers Trust Corp.	495	4,430	(a)
Community Trust Bancorp Inc.	243	12,138
ConnectOne Bancorp Inc.	572	14,243
County Bancorp Inc.	84	2,310

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Cullen/Frost Bankers Inc.	385	$41,672
Customers Bancorp Inc.	487	13,821	(a)
CVB Financial Corp.	1,930	43,271
Eagle Bancorp Inc.	576	35,309	(a)
East West Bancorp Inc.	967	63,048
Enterprise Bancorp Inc.	170	6,873
Enterprise Financial Services Corp.	384	20,717
Equity Bancshares Inc., Class A	224	9,292	(a)
Esquire Financial Holdings Inc.	140	3,695	(a)
Evans Bancorp Inc.	105	4,841
Farmers & Merchants Bancorp Inc./Archbold	168	6,779
Farmers Capital Bank Corp.	144	7,502
Farmers National Banc Corp.	506	8,071
FB Financial Corp.	243	9,895
FCB Financial Holdings Inc., Class A	789	46,393	(a)
Fidelity D&D Bancorp Inc.	65	4,029
Fidelity Southern Corp.	420	10,672
Fifth Third Bancorp	22,950	658,665
Financial Institutions Inc.	280	9,212
First Bancorp Inc.	207	5,842
First Bancorp/Southern Pines NC	555	22,705
First Bank	360	5,004
First Busey Corp.	729	23,124
First Business Financial Services Inc.	163	4,238
First Choice Bancorp	136	4,156
First Commonwealth Financial Corp.	1,786	27,701
First Community Bancshares Inc.	315	10,036
First Community Corp.	165	4,142
First Connecticut Bancorp Inc.	275	8,415
First Financial Bancorp.	1,668	51,124
First Financial Bankshares Inc.	1,203	61,233
First Financial Corp.	201	9,115
First Financial Northwest Inc.	175	3,416
First Foundation Inc.	516	9,567	(a)
First Horizon National Corp.	2,159	38,517
First Internet Bancorp	105	3,581
First Interstate BancSystem Inc., Class A	621	26,206
First Merchants Corp.	920	42,688
First Mid-Illinois Bancshares Inc.	238	9,353
First Midwest Bancorp Inc.	1,793	45,668
First Northwest Bancorp	210	3,354	(a)
First United Corp.	160	3,272
Flushing Financial Corp.	432	11,275
FNB Bancorp	98	3,594
FNB Corp.	2,172	29,148
Franklin Financial Network Inc.	187	7,031	(a)
Fulton Financial Corp.	4,396	72,534
German American Bancorp Inc.	326	11,687
Glacier Bancorp Inc.	1,573	60,844
Great Southern Bancorp Inc.	216	12,355
Great Western Bancorp Inc.	1,102	46,273
Green Bancorp Inc.	425	9,180
Guaranty Bancorp	473	14,095
Guaranty Bancshares Inc.	143	4,710
Hancock Whitney Corp.	2,148	100,204
Hanmi Financial Corp.	566	16,046
HarborOne Bancorp Inc.	291	5,512	(a)
Heartland Financial USA Inc.	552	30,277
Heritage Commerce Corp.	777	13,201
Heritage Financial Corp.	641	22,339
Hilltop Holdings Inc.	1,328	29,309
Home BancShares Inc.	3,987	89,947
HomeTrust Bancshares Inc.	322	9,064	(a)
Hope Bancorp Inc.	2,303	41,062
Horizon Bancorp Inc.	716	14,814
Howard Bancorp Inc.	167	3,006	(a)
Huntington Bancshares Inc.	36,760	542,578
IBERIABANK Corp.	1,037	78,605
Independent Bank Corp.	404	10,302
Independent Bank Corp.	484	37,946
Independent Bank Group Inc.	398	26,586
International Bancshares Corp.	1,311	56,111
Investar Holding Corp.	186	5,143
Investors Bancorp Inc.	4,639	59,333

	Number of Shares	Fair Value
KeyCorp	35,495	$693,572
Lakeland Bancorp Inc.	788	15,642
Lakeland Financial Corp.	448	21,589
LCNB Corp.	180	3,546
LegacyTexas Financial Group Inc.	835	32,582
Live Oak Bancshares Inc.	398	12,199
M&T Bank Corp.	4,861	827,099
Macatawa Bank Corp.	536	6,507
MB Financial Inc.	2,106	98,350
MBT Financial Corp.	362	3,855
Mercantile Bank Corp.	320	11,827
Metropolitan Bank Holding Corp.	73	3,831	(a)
Mid Penn Bancorp Inc.	110	3,839
Middlefield Banc Corp.	71	3,600
Midland States Bancorp Inc.	409	14,012
MidSouth Bancorp Inc.	270	3,578
MidWestOne Financial Group Inc.	166	5,607
MutualFirst Financial Inc.	105	3,964
MVB Financial Corp.	199	3,592
National Bank Holdings Corp., Class A	463	17,867
National Bankshares Inc.	137	6,357
National Commerce Corp.	290	13,427	(a)
NBT Bancorp Inc.	800	30,520
Nicolet Bankshares Inc.	151	8,322	(a)
Northeast Bancorp	134	2,921
Northrim BanCorp Inc.	136	5,379
Norwood Financial Corp.	133	4,791
Oak Valley Bancorp	165	3,774
OFG Bancorp	644	9,048
Ohio Valley Banc Corp.	31	1,626
Old Line Bancshares Inc.	310	10,822
Old National Bancorp	2,808	52,229
Old Second Bancorp Inc.	574	8,266
Opus Bank	333	9,557
Origin Bancorp Inc.	319	13,060
Orrstown Financial Services Inc.	172	4,472
Pacific Mercantile Bancorp	74	722	(a)
Pacific Premier Bancorp Inc.	854	32,580	(a)
PacWest Bancorp	840	41,513
Park National Corp.	240	26,741
Parke Bancorp Inc.	162	3,831
Peapack Gladstone Financial Corp.	317	10,965
Penns Woods Bancorp Inc.	95	4,254
People’s United Financial Inc.	11,949	216,157
People’s Utah Bancorp	262	9,353
Peoples Bancorp Inc.	321	12,127
Peoples Bancorp of North Carolina Inc.	121	3,876
Peoples Financial Services Corp.	138	6,489
Pinnacle Financial Partners Inc.	497	30,491
Preferred Bank	242	14,873
Premier Financial Bancorp Inc.	238	4,443
Prosperity Bancshares Inc.	465	31,787
QCR Holdings Inc.	235	11,151
RBB Bancorp	275	8,833
Regions Financial Corp.	38,475	684,085
Reliant Bancorp Inc.	162	4,544
Renasant Corp.	899	40,922
Republic Bancorp Inc., Class A	191	8,652
Republic First Bancorp Inc.	678	5,322	(a)
S&T Bancorp Inc.	617	26,679
Sandy Spring Bancorp Inc.	615	25,221
SB One Bancorp	158	4,693
Seacoast Banking Corporation of Florida	787	24,853	(a)
Select Bancorp Inc.	269	3,623	(a)
ServisFirst Bancshares Inc.	869	36,263
Shore Bancshares Inc.	250	4,755
Sierra Bancorp	237	6,693
Signature Bank	355	45,397	(a)
Simmons First National Corp., Class A	1,681	50,262
SmartFinancial Inc.	166	4,276	(a)
South State Corp.	677	58,391
Southern First Bancshares Inc.	112	4,950	(a)
Southern National Bancorp of Virginia Inc.	238	4,246
Southside Bancshares Inc.	631	21,252

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
State Bank Financial Corp.	703	$23,480
Sterling Bancorp	1,497	35,179
Stock Yards Bancorp Inc.	341	13,009
Summit Financial Group Inc.	166	4,455
SunTrust Banks Inc.	15,498	1,023,178
SVB Financial Group	1,800	519,768	(a)
Synovus Financial Corp.	784	41,419
TCF Financial Corp.	1,115	27,451
Texas Capital Bancshares Inc.	326	29,829	(a)
The Bancorp Inc.	713	7,458	(a)
The Bank of Princeton	131	4,356	(a)
The Community Financial Corp.	74	2,617
The First Bancshares Inc.	161	5,788
The First of Long Island Corp.	429	10,661
The PNC Financial Services Group Inc.	15,769	2,130,392
Tompkins Financial Corp.	249	21,384
TowneBank	1,230	39,483
Trico Bancshares	321	12,021
TriState Capital Holdings Inc.	439	11,458	(a)
Triumph Bancorp Inc.	458	18,664	(a)
Trustmark Corp.	1,719	56,091
UMB Financial Corp.	1,134	86,445
Umpqua Holdings Corp.	1,457	32,914
Union Bankshares Corp.	1,218	47,356
Union Bankshares Inc.	78	4,048
United Bankshares Inc.	2,589	94,240
United Community Banks Inc.	1,459	44,748
United Security Bancshares	315	3,528
Unity Bancorp Inc.	52	1,183
Univest Corporation of Pennsylvania	499	13,723
Valley National Bancorp	7,739	94,106
Veritex Holdings Inc.	450	13,982	(a)
Washington Trust Bancorp Inc.	257	14,932
Webster Financial Corp.	612	38,984
WesBanco Inc.	832	37,473
West Bancorporation Inc.	325	8,174
Westamerica Bancorporation	461	26,051
Wintrust Financial Corp.	378	32,905
Zions Bancorporation	6,671	351,495
		14,939,009
Reinsurance – 0.0% *
Alleghany Corp.	102	58,647
Enstar Group Ltd.	224	46,435	(a)
Greenlight Capital Re Ltd., Class A	583	8,279	(a)
Maiden Holdings Ltd.	1,195	9,261
Reinsurance Group of America Inc.	428	57,130
WMIH Corp.	4,068	5,451	(a)
		185,203
Renewable Electricity – 0.0% *
Ormat Technologies Inc.	708	37,659
Pattern Energy Group Inc.	1,522	28,537
TerraForm Power Inc., Class A	1,409	16,485
		82,681
Research & Consulting Services – 0.1%
Acacia Research Corp.	1,007	4,179	(a)
CBIZ Inc.	981	22,563	(a)
CRA International Inc.	109	5,547
Equifax Inc.	4,105	513,576
Exponent Inc.	908	43,856
Forrester Research Inc.	194	8,138
Franklin Covey Co.	207	5,082	(a)
FTI Consulting Inc.	648	39,191	(a)
Hill International Inc.	639	3,770	(a)
Huron Consulting Group Inc.	429	17,546	(a)
ICF International Inc.	311	22,097
InnerWorkings Inc.	764	6,639	(a)
Mistras Group Inc.	343	6,476	(a)
Navigant Consulting Inc.	822	18,199	(a)
Nielsen Holdings PLC	11,589	358,448
Resources Connection Inc.	510	8,619
The Dun & Bradstreet Corp.	244	29,927
Verisk Analytics Inc.	5,204	560,159	(a)
Willdan Group Inc.	143	4,429	(a)
		1,678,441

	Number of Shares	Fair Value
Residential REITs – 0.2%
American Campus Communities Inc.	903	$38,721
Apartment Investment & Management Co., Class A	5,370	227,151
AvalonBay Communities Inc.	4,707	809,086
Bluerock Residential Growth REIT Inc.	381	3,398
Camden Property Trust	621	56,592
Clipper Realty Inc.	342	2,921
Education Realty Trust Inc.	1,901	78,891
Equity Residential	12,003	764,471
Essex Property Trust Inc.	2,159	516,152
Independence Realty Trust Inc.	1,539	15,867
Investors Real Estate Trust	1,834	10,142
Mid-America Apartment Communities Inc.	3,900	392,613
NexPoint Residential Trust Inc.	224	6,373
Preferred Apartment Communities Inc., Class A	643	10,925
UDR Inc.	8,682	325,922
UMH Properties Inc.	493	7,568
		3,266,793
Restaurants – 0.4%
Biglari Holdings Inc., Class A	2	1,900	(a)
Biglari Holdings Inc., Class B	20	3,670	(a)
BJ’s Restaurants Inc.	346	20,760
Bloomin’ Brands Inc.	1,569	31,537
Bojangles’ Inc.	197	2,837	(a)
Brinker International Inc.	1,098	52,265
Carrols Restaurant Group Inc.	676	10,039	(a)
Chipotle Mexican Grill Inc.	766	330,429	(a)
Chuy’s Holdings Inc.	327	10,039	(a)
Cracker Barrel Old Country Store Inc.	515	80,448
Darden Restaurants Inc.	4,105	439,481
Dave & Buster’s Entertainment Inc.	744	35,414	(a)
Del Frisco’s Restaurant Group Inc.	392	4,939	(a)
Del Taco Restaurants Inc.	463	6,565	(a)
Denny’s Corp.	1,005	16,010	(a)
Dine Brands Global Inc.	319	23,861
Domino’s Pizza Inc.	281	79,290
Dunkin’ Brands Group Inc.	548	37,850
El Pollo Loco Holdings Inc.	410	4,674	(a)
Fiesta Restaurant Group Inc.	381	10,935	(a)
J. Alexander’s Holdings Inc.	273	3,044	(a)
Jack in the Box Inc.	744	63,329
McDonald’s Corp.	26,277	4,117,343
Nathan’s Famous Inc.	58	5,458
Noodles & Co.	224	2,755	(a)
Papa John’s International Inc.	514	26,070
Potbelly Corp.	479	6,203	(a)
Red Robin Gourmet Burgers Inc.	236	10,998	(a)
Ruth’s Hospitality Group Inc.	455	12,763
Shake Shack Inc., Class A	463	30,641	(a)
Sonic Corp.	580	19,964
Starbucks Corp.	46,192	2,256,479
Texas Roadhouse Inc.	1,646	107,829
The Cheesecake Factory Inc.	1,090	60,015
The Habit Restaurants Inc., Class A	276	2,760	(a)
The Wendy’s Co.	1,225	21,046
Wingstop Inc.	546	28,458
Yum China Holdings Inc.	10,767	414,099
Yum! Brands Inc.	10,868	850,095
Zoe’s Kitchen Inc.	384	3,748	(a)
		9,246,040
Retail REITs – 0.2%
Acadia Realty Trust	1,503	41,137
Agree Realty Corp.	514	27,124
Alexander’s Inc.	33	12,627
CBL & Associates Properties Inc.	3,125	17,406
Cedar Realty Trust Inc.	1,656	7,816
Federal Realty Investment Trust	2,458	311,060
Getty Realty Corp.	530	14,930
GGP Inc.	21,430	437,815
Kimco Realty Corp.	14,587	247,833
Kite Realty Group Trust	1,558	26,611
National Retail Properties Inc.	1,027	45,147

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Pennsylvania Real Estate Investment Trust	1,077	$11,836
Ramco-Gershenson Properties Trust	1,457	19,247
Realty Income Corp.	9,697	521,602
Regency Centers Corp.	4,800	297,984
Retail Opportunity Investments Corp.	2,075	39,757
Saul Centers Inc.	185	9,912
Seritage Growth Properties REIT, Class A	609	25,840
Simon Property Group Inc.	10,234	1,741,724
Spirit MTA REIT	867	8,930	(a)
Tanger Factory Outlet Centers Inc.	2,320	54,497
Taubman Centers Inc.	396	23,269
The Macerich Co.	3,553	201,917
Urban Edge Properties	2,758	63,075
Urstadt Biddle Properties Inc., Class A	522	11,813
Washington Prime Group Inc.	3,324	26,958
Weingarten Realty Investors	776	23,909
Whitestone REIT	546	6,814
		4,278,590
Security & Alarm Services – 0.0% *
The Brink’s Co.	1,262	100,644
Semiconductor Equipment – 0.2%
Advanced Energy Industries Inc.	730	42,406	(a)
Amkor Technology Inc.	1,943	16,690	(a)
Applied Materials Inc.	33,746	1,558,728
Axcelis Technologies Inc.	551	10,910	(a)
AXT Inc.	705	4,970	(a)
Brooks Automation Inc.	1,222	39,862
Cabot Microelectronics Corp.	473	50,876
Cohu Inc.	530	12,990
Entegris Inc.	2,618	88,750
FormFactor Inc.	1,340	17,822	(a)
Ichor Holdings Ltd.	363	7,703	(a)
KLA-Tencor Corp.	5,333	546,792
Lam Research Corp.	5,343	923,538
MKS Instruments Inc.	363	34,739
Nanometrics Inc.	367	12,995	(a)
PDF Solutions Inc.	397	4,756	(a)
Photronics Inc.	1,258	10,033	(a)
Rudolph Technologies Inc.	600	17,760	(a)
Teradyne Inc.	1,265	48,159
Ultra Clean Holdings Inc.	556	9,230	(a)
Veeco Instruments Inc.	885	12,611	(a)
Versum Materials Inc.	709	26,339
Xcerra Corp.	1,063	14,850	(a)
Xperi Corp.	822	13,234
		3,526,743
Semiconductors – 1.3%
Adesto Technologies Corp.	418	3,511	(a)
Advanced Micro Devices Inc.	26,100	391,239	(a)
Alpha & Omega Semiconductor Ltd.	384	5,468	(a)
Ambarella Inc.	586	22,625	(a)
Analog Devices Inc.	12,220	1,172,142
Aquantia Corp.	452	5,234	(a)
ASE Technology Holding Company Ltd.	77,858	182,844
Broadcom Inc.	13,679	3,319,073
CEVA Inc.	394	11,899	(a)
Cirrus Logic Inc.	1,577	60,446	(a)
Cree Inc.	2,512	104,424	(a)
Cypress Semiconductor Corp.	2,356	36,707
Diodes Inc.	750	25,853	(a)
First Solar Inc.	534	28,120	(a)
Impinj Inc.	341	7,540	(a)
Inphi Corp.	795	25,925	(a)
Integrated Device Technology Inc.	3,311	105,555	(a)
Intel Corp.	155,440	7,726,922
Kopin Corp.	1,142	3,266	(a)
Lattice Semiconductor Corp.	1,815	11,906	(a)
MACOM Technology Solutions Holdings Inc.	768	17,695	(a)
MaxLinear Inc.	1,106	17,243	(a)
Microchip Technology Inc.	7,662	696,859
Micron Technology Inc.	38,578	2,023,030	(a)
Monolithic Power Systems Inc.	255	34,086
NeoPhotonics Corp.	622	3,875	(a)

	Number of Shares	Fair Value
NVE Corp.	70	$8,525
NVIDIA Corp.	20,281	4,804,569
Power Integrations Inc.	534	39,009
Qorvo Inc.	4,167	334,068	(a)
QUALCOMM Inc.	49,375	2,770,925
Rambus Inc.	1,954	24,503	(a)
Semtech Corp.	1,206	56,742	(a)
Sigma Designs Inc.	683	4,166	(a)
Silicon Laboratories Inc.	1,076	107,170	(a)
Skyworks Solutions Inc.	5,984	578,354
SMART Global Holdings Inc.	172	5,482	(a)
SunPower Corp.	1,132	8,682	(a)
Synaptics Inc.	838	42,210	(a)
Texas Instruments Inc.	32,588	3,592,827
Xilinx Inc.	8,559	558,560
		28,979,279
Silver – 0.0% *
Coeur Mining Inc.	3,191	24,252	(a)
Hecla Mining Co.	6,938	24,144
		48,396
Soft Drinks – 0.5%
Coca-Cola Bottling Company Consolidated	85	11,486
Monster Beverage Corp.	13,733	786,901	(a)
National Beverage Corp.	212	22,663	(a)
PepsiCo Inc.	47,208	5,139,535
Primo Water Corp.	424	7,416	(a)
The Coca-Cola Co.	127,811	5,605,790
		11,573,791
Specialized Consumer Services – 0.0% *
Carriage Services Inc.	295	7,242
H&R Block Inc.	7,188	163,743
Regis Corp.	542	8,965	(a)
Service Corporation International	1,236	44,236
Sotheby’s	930	50,536	(a)
Weight Watchers International Inc.	713	72,084	(a)
		346,806
Specialized Finance – 0.0% *
Marlin Business Services Corp.	174	5,194
NewStar Financial Inc.	492	242
On Deck Capital Inc.	923	6,461	(a)
		11,897
Specialized REITs – 0.5%
American Tower Corp.	14,830	2,138,041
CatchMark Timber Trust Inc., Class A	789	10,044
CoreCivic Inc.	2,990	71,431
CorEnergy Infrastructure Trust Inc.	246	9,250
CoreSite Realty Corp.	224	24,824
Crown Castle International Corp.	13,995	1,508,941
CyrusOne Inc.	651	37,992
Digital Realty Trust Inc.	7,039	785,412
EPR Properties	424	27,471
Equinix Inc.	2,613	1,123,303
Extra Space Storage Inc.	4,349	434,074
Farmland Partners Inc.	684	6,019
Four Corners Property Trust Inc.	1,022	25,172
Gladstone Land Corp.	304	3,852
InfraREIT Inc.	810	17,958	(a)
Iron Mountain Inc.	9,170	321,042
Jernigan Capital Inc.	175	3,335
Lamar Advertising Co., Class A	559	38,185
Life Storage Inc.	310	30,166
National Storage Affiliates Trust	839	25,858
PotlatchDeltic Corp.	1,534	78,004
Public Storage	5,040	1,143,374
QTS Realty Trust Inc., Class A	885	34,957
Rayonier Inc.	858	33,196
Safety Income and Growth Inc.	192	3,642
SBA Communications Corp.	3,900	643,968	(a)
The GEO Group Inc.	3,049	83,969
Uniti Group Inc.	1,124	22,514	(a)
Weyerhaeuser Co.	25,239	920,214
		9,606,208

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Specialty Chemicals – 0.2%
A Schulman Inc.	482	$21,449
Advanced Emissions Solutions Inc.	162	1,840
Albemarle Corp.	3,774	356,001
Ashland Global Holdings Inc.	416	32,523
Balchem Corp.	595	58,393
Chase Corp.	141	16,532
Ecolab Inc.	8,626	1,210,487
Ferro Corp.	1,478	30,816	(a)
Flotek Industries Inc.	1,049	3,388	(a)
FutureFuel Corp.	511	7,159
GCP Applied Technologies Inc.	1,273	36,853	(a)
HB Fuller Co.	942	50,567
Ingevity Corp.	785	63,475	(a)
Innophos Holdings Inc.	313	14,899
Innospec Inc.	453	34,677
International Flavors & Fragrances Inc.	2,567	318,205
KMG Chemicals Inc.	242	17,855
Kraton Corp.	518	23,900	(a)
Minerals Technologies Inc.	893	67,288
NewMarket Corp.	62	25,079
OMNOVA Solutions Inc.	854	8,882	(a)
PolyOne Corp.	2,027	87,607
PPG Industries Inc.	8,339	865,004
PQ Group Holdings Inc.	538	9,684	(a)
Quaker Chemical Corp.	244	37,788
Rayonier Advanced Materials Inc.	987	16,868
RPM International Inc.	902	52,605
Sensient Technologies Corp.	1,074	76,845
Stepan Co.	361	28,162
The Sherwin-Williams Co.	2,724	1,110,221
Valhi Inc.	555	2,642
		4,687,694
Specialty Stores – 0.1%
Barnes & Noble Education Inc.	802	4,523	(a)
Barnes & Noble Inc.	1,102	6,998
Big 5 Sporting Goods Corp.	360	2,736
Dick’s Sporting Goods Inc.	515	18,154
Five Below Inc.	1,373	134,156	(a)
GNC Holdings Inc., Class A	1,348	4,745	(a)
Hibbett Sports Inc.	290	6,641	(a)
MarineMax Inc.	400	7,580	(a)
National Vision Holdings Inc.	644	23,551	(a)
Office Depot Inc.	9,455	24,110
Party City Holdco Inc.	541	8,250	(a)
Sally Beauty Holdings Inc.	3,111	49,869	(a)
Signet Jewelers Ltd.	1,492	83,179
Sportsman’s Warehouse Holdings Inc.	518	2,652	(a)
The Container Store Group Inc.	311	2,616	(a)
The Michaels Companies Inc.	727	13,937	(a)
Tiffany & Co.	3,442	452,967
Tractor Supply Co.	4,279	327,301
Ulta Salon Cosmetics & Fragrance Inc.	1,970	459,916	(a)
Winmark Corp.	43	6,383
		1,640,264
Steel – 0.1%
AK Steel Holding Corp.	5,474	23,757	(a)
Allegheny Technologies Inc.	3,171	79,655	(a)
Carpenter Technology Corp.	1,173	61,665
Cleveland-Cliffs Inc.	5,539	46,694	(a)
Commercial Metals Co.	2,966	62,612
Haynes International Inc.	251	9,222
Nucor Corp.	10,775	673,437
Olympic Steel Inc.	182	3,715
Reliance Steel & Aluminum Co.	490	42,895
Ryerson Holding Corp.	218	2,431	(a)
Schnitzer Steel Industries Inc., Class A	419	14,120
Steel Dynamics Inc.	1,575	72,371
SunCoke Energy Inc.	1,247	16,710	(a)
Synalloy Corp.	191	3,810
TimkenSteel Corp.	613	10,023	(a)
United States Steel Corp.	1,163	40,414
Universal Stainless & Alloy Products Inc.	162	3,835	(a)
Warrior Met Coal Inc.	607	16,735
Worthington Industries Inc.	1,100	46,167
		1,230,268

	Number of Shares	Fair Value
Systems Software – 1.5%
A10 Networks Inc.	886	$5,520	(a)
CA Inc.	10,505	374,503
Carbon Black Inc.	172	4,472	(a)
CommVault Systems Inc.	1,011	66,574	(a)
ForeScout Technologies Inc.	550	18,843	(a)
Fortinet Inc.	968	60,432	(a)
Imperva Inc.	653	31,507	(a)
Microsoft Corp.	256,085	25,252,542
OneSpan Inc.	609	11,967	(a)
Oracle Corp.	99,786	4,396,571
Progress Software Corp.	849	32,958
Qualys Inc.	625	52,688	(a)
Rapid7 Inc.	684	19,302	(a)
Red Hat Inc.	5,896	792,246	(a)
SailPoint Technologies Holding Inc.	685	16,810	(a)
SecureWorks Corp., Class A	103	1,282	(a)
Symantec Corp.	20,792	429,355
TiVo Corp.	2,124	28,568
Varonis Systems Inc.	518	38,591	(a)
Zscaler Inc.	275	9,831	(a)
		31,644,562
Technology Distributors – 0.0% *
Anixter International Inc.	506	32,030	(a)
Arrow Electronics Inc.	577	43,436	(a)
Avnet Inc.	783	33,583
ePlus Inc.	257	24,184	(a)
Insight Enterprises Inc.	628	30,728	(a)
PC Connection Inc.	218	7,238
ScanSource Inc.	417	16,805	(a)
SYNNEX Corp.	754	72,768
Tech Data Corp.	950	78,014	(a)
		338,786
Technology Hardware, Storage & Peripherals – 1.6%
3D Systems Corp.	2,017	27,855	(a)
Apple Inc.	163,887	30,337,123
Avid Technology Inc.	661	3,437	(a)
Cray Inc.	721	17,737	(a)
Diebold Nixdorf Inc.	1,458	17,423
Eastman Kodak Co.	343	1,303	(a)
Electronics For Imaging Inc.	796	25,918	(a)
Hewlett Packard Enterprise Co.	51,110	746,717
HP Inc.	54,128	1,228,164
Immersion Corp.	589	9,094	(a)
NCR Corp.	790	23,684	(a)
NetApp Inc.	8,703	683,447
Stratasys Ltd.	823	15,752	(a)
Super Micro Computer Inc.	617	14,592	(a)
USA Technologies Inc.	1,005	14,070	(a)
Western Digital Corp.	9,822	760,321
Xerox Corp.	7,342	176,208
		34,102,845
Textiles – 0.0% *
Culp Inc.	217	5,327
Unifi Inc.	314	9,954	(a)
		15,281
Thrifts & Mortgage Finance – 0.0% *
BankFinancial Corp.	310	5,472
Beneficial Bancorp Inc.	1,236	20,023
BofI Holding Inc.	1,102	45,083	(a)
BSB Bancorp Inc.	153	5,263	(a)
Capitol Federal Financial Inc.	2,418	31,821
Charter Financial Corp.	269	6,496
Columbia Financial Inc.	956	15,822	(a)
Dime Community Bancshares Inc.	630	12,285
Entegra Financial Corp.	165	4,835	(a)
ESSA Bancorp Inc.	149	2,359
Federal Agricultural Mortgage Corp., Class C	170	15,212
First Defiance Financial Corp.	175	11,736
Flagstar Bancorp Inc.	563	19,288	(a)
FS Bancorp Inc.	72	4,554
Greene County Bancorp Inc.	77	2,610
Hingham Institution for Savings	25	5,493
Home Bancorp Inc.	113	5,260

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
HomeStreet Inc.	467	$12,586	(a)
Impac Mortgage Holdings Inc.	161	1,534	(a)
Kearny Financial Corp.	1,677	22,556
LendingTree Inc.	197	42,119	(a)
Luther Burbank Corp.	287	3,302
Malvern Bancorp Inc.	148	3,604	(a)
Merchants Bancorp	324	9,244
Meridian Bancorp Inc.	860	16,469
Meta Financial Group Inc.	164	15,974
MGIC Investment Corp.	6,857	73,507	(a)
Nationstar Mortgage Holdings Inc.	487	8,537	(a)
New York Community Bancorp Inc.	3,302	36,454
NMI Holdings Inc., Class A	998	16,267	(a)
Northfield Bancorp Inc.	841	13,977
Northwest Bancshares Inc.	1,668	29,007
OceanFirst Financial Corp.	895	26,814
Ocwen Financial Corp.	2,018	7,991	(a)
OP Bancorp	295	3,752	(a)
Oritani Financial Corp.	742	12,020
PCSB Financial Corp.	343	6,815
PennyMac Financial Services Inc., Class A	403	7,919	(a)
PHH Corp.	554	6,016	(a)
Provident Financial Services Inc.	1,114	30,668
Prudential Bancorp Inc.	215	4,150
Radian Group Inc.	4,000	64,880
Riverview Bancorp Inc.	396	3,342
SI Financial Group Inc.	213	3,142
Southern Missouri Bancorp Inc.	117	4,565
Sterling Bancorp Inc.	315	4,208
Territorial Bancorp Inc.	149	4,619
Timberland Bancorp Inc.	115	4,294
TrustCo Bank Corp.	1,687	15,014
United Community Financial Corp.	912	10,023
United Financial Bancorp Inc.	800	14,016
Walker & Dunlop Inc.	520	28,938
Washington Federal Inc.	2,134	69,782
Waterstone Financial Inc.	497	8,474
Western New England Bancorp Inc.	301	3,311
WSFS Financial Corp.	507	27,023
		890,525
Tires & Rubber – 0.0% *
Cooper Tire & Rubber Co.	935	24,591
The Goodyear Tire & Rubber Co.	8,001	186,343
		210,934
Tobacco – 0.4%
22nd Century Group Inc.	2,503	6,157	(a)
Altria Group Inc.	63,339	3,597,022
Philip Morris International Inc.	51,735	4,177,084
Turning Point Brands Inc.	96	3,063
Universal Corp.	441	29,128
Vector Group Ltd.	1,826	34,840
		7,847,294
Trading Companies & Distributors – 0.1%
Aircastle Ltd.	803	16,461
Applied Industrial Technologies Inc.	709	49,736
Beacon Roofing Supply Inc.	1,265	53,914	(a)
BlueLinx Holdings Inc.	183	6,868	(a)
BMC Stock Holdings Inc.	1,131	23,581	(a)
CAI International Inc.	316	7,344	(a)
DXP Enterprises Inc.	258	9,856	(a)
EnviroStar Inc.	89	3,587
Fastenal Co.	9,835	473,359
Foundation Building Materials Inc.	298	4,583	(a)
GATX Corp.	946	70,222
GMS Inc.	589	15,956	(a)
H&E Equipment Services Inc.	528	19,858
Herc Holdings Inc.	453	25,522	(a)
Kaman Corp.	516	35,960
Lawson Products Inc.	125	3,044	(a)
MRC Global Inc.	1,578	34,195	(a)
MSC Industrial Direct Company Inc., Class A	298	25,285
Nexeo Solutions Inc.	585	5,341	(a)
NOW Inc.	2,480	33,058	(a)
Rush Enterprises Inc., Class A	568	24,640	(a)

	Number of Shares	Fair Value
Rush Enterprises Inc., Class B	55	$2,414	(a)
SiteOne Landscape Supply Inc.	739	62,054	(a)
Systemax Inc.	220	7,553
Textainer Group Holdings Ltd.	467	7,425	(a)
Titan Machinery Inc.	349	5,427	(a)
United Rentals Inc.	2,851	420,865	(a)
Veritiv Corp.	160	6,376	(a)
Watsco Inc.	211	37,617
Willis Lease Finance Corp.	81	2,559	(a)
WW Grainger Inc.	1,712	527,981
		2,022,641
Trucking – 0.0% *
ArcBest Corp.	491	22,439
Avis Budget Group Inc.	1,757	57,102	(a)
Covenant Transportation Group Inc., Class A	237	7,465	(a)
Daseke Inc.	833	8,272	(a)
Heartland Express Inc.	743	13,783
Hertz Global Holdings Inc.	1,036	15,892	(a)
JB Hunt Transport Services Inc.	2,827	343,622
Knight-Swift Transportation Holdings Inc.	842	32,173
Landstar System Inc.	278	30,358
Marten Transport Ltd.	760	17,822
Old Dominion Freight Line Inc.	459	68,373
Ryder System Inc.	359	25,798
Saia Inc.	443	35,816	(a)
Universal Logistics Holdings Inc.	169	4,436
USA Truck Inc.	182	4,271	(a)
Werner Enterprises Inc.	1,198	44,985
YRC Worldwide Inc.	655	6,583	(a)
		739,190
Water Utilities – 0.0% *
American States Water Co.	684	39,098
American Water Works Company Inc.	5,898	503,571
Aqua America Inc.	1,178	41,442
AquaVenture Holdings Ltd.	266	4,144	(a)
Artesian Resources Corp., Class A	156	6,048
Cadiz Inc.	396	5,188	(a)
California Water Service Group	899	35,016
Connecticut Water Service Inc.	216	14,109
Middlesex Water Co.	318	13,410
Pure Cycle Corp.	398	3,801	(a)
SJW Group	327	21,654
The York Water Co.	260	8,268
		695,749
Wireless Telecommunication Services – 0.0% *
Boingo Wireless Inc.	716	16,175	(a)
NII Holdings Inc.	1,887	7,359	(a)
Shenandoah Telecommunications Co.	822	26,879
Spok Holdings Inc.	415	6,246
Telephone & Data Systems Inc.	640	17,549
		74,208
Total Domestic Equity (Cost $455,174,236)		802,702,932
Foreign Equity – 26.3%
Common Stock – 26.0%
Advertising – 0.1%
Cheil Worldwide Inc.	2,021	37,446
CyberAgent Inc.	2,400	144,305
Dentsu Inc.	5,600	265,427
Hakuhodo DY Holdings Inc.	5,200	83,470
JCDecaux S.A.	2,402	80,376
Publicis Groupe S.A.	5,956	409,865
WPP PLC	32,825	517,013
		1,537,902
Aerospace & Defense – 0.3%
Airbus SE	15,367	1,798,840
AviChina Industry & Technology Company Ltd., Class H	76,000	45,239
BAE Systems PLC	87,174	744,412
Bombardier Inc., Class B	51,880	205,083	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
CAE Inc.	5,733	$119,022
Dassault Aviation S.A.	59	112,421
Embraer S.A.	15,700	98,997
Korea Aerospace Industries Ltd.	1,660	61,366	(a)
Leonardo S.p.A.	11,422	112,901
Meggitt PLC	20,323	132,359
MTU Aero Engines AG	1,383	265,783
Rolls-Royce Holdings PLC	46,946	612,491	(a)
Safran S.A.	8,953	1,087,643
Singapore Technologies Engineering Ltd.	44,000	106,168
Thales S.A.	2,781	358,302
		5,861,027
Agricultural & Farm Machinery – 0.0% *
CNH Industrial N.V.	29,906	317,603
Kubota Corp.	27,782	437,178
		754,781
Agricultural Products – 0.0% *
Charoen Pokphand Indonesia Tbk PT	289,500	74,345
Felda Global Ventures Holdings Bhd	47,900	17,905
Genting Plantations Bhd	8,500	19,885
Golden Agri-Resources Ltd.	218,900	48,966
IOI Corporation Bhd	60,300	67,771
Kuala Lumpur Kepong Bhd	18,200	108,853
Sime Darby Plantation Bhd	71,462	94,292
Wilmar International Ltd.	30,800	69,122
		501,139
Air Freight & Logistics – 0.1%
Bollore S.A.	21,662	100,761
Deutsche Post AG	26,560	867,354
Hyundai Glovis Company Ltd.	540	55,962
Royal Mail PLC	25,601	170,824
Yamato Holdings Company Ltd.	8,900	262,263
		1,457,164
Airlines – 0.1%
Air China Ltd., Class H	28,000	27,053
AirAsia Group Bhd	48,500	35,899
ANA Holdings Inc.	3,200	117,553
China Airlines Ltd.	104,000	32,474	(a)
China Southern Airlines Company Ltd., H Shares	52,000	40,895
Deutsche Lufthansa AG	6,973	167,711
easyJet PLC	3,724	82,255
Eva Airways Corp.	80,650	39,018
International Consolidated Airlines Group S.A.	18,877	165,784
Japan Airlines Company Ltd.	2,900	102,841
Korean Air Lines Company Ltd.	1,954	49,529
Latam Airlines Group S.A.	11,360	113,107
Singapore Airlines Ltd.	13,700	107,410
Turk Hava Yollari AO	23,896	70,626	(a)
		1,152,155
Airport Services – 0.1%
Aena SME S.A.	1,879	341,140	(d)
Aeroports de Paris	773	174,817
Airports of Thailand PCL NVDR	124,100	235,989
Auckland International Airport Ltd.	33,997	156,060
Beijing Capital International Airport Company Ltd., Class H	64,000	67,463
Fraport AG Frankfurt Airport Services Worldwide	1,434	138,328
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	10,700	100,104
Grupo Aeroportuario del Sureste SAB de C.V., Class B	4,855	77,897
Japan Airport Terminal Company Ltd.	1,400	65,598
Malaysia Airports Holdings Bhd	36,000	78,426
SATS Ltd.	11,000	40,337
Sydney Airport	31,381	166,011
TAV Havalimanlari Holding AS	6,264	30,683
		1,672,853
Alternative Carriers – 0.0% *
Iliad S.A.	770	121,681
Intelsat S.A.	780	12,995	(a)
		134,676

	Number of Shares	Fair Value
Aluminum – 0.0% *
Alumina Ltd.	63,034	$130,403
Aluminum Corporation of China Ltd., Class H	152,000	67,035	(a)
Hindalco Industries Ltd.	39,321	132,285
Norsk Hydro ASA	39,840	238,491
		568,214
Apparel Retail – 0.1%
ABC-Mart Inc.	1,000	54,710
Fast Retailing Company Ltd.	1,500	689,433
Hennes & Mauritz AB, Class B	25,361	378,459
Industria de Diseno Textil S.A.	28,442	971,651
Mr Price Group Ltd.	8,676	143,222
Shimamura Company Ltd.	800	70,419
The Foschini Group Ltd.	7,946	100,874
Truworths International Ltd.	16,496	92,973
		2,501,741
Apparel, Accessories & Luxury Goods – 0.4%
Adidas AG	5,144	1,122,799
Burberry Group PLC	11,879	338,758
Cie Financiere Richemont S.A.	13,743	1,164,269
Gildan Activewear Inc.	6,442	181,343
Hermes International	841	514,325
HUGO BOSS AG	1,603	145,534
Kering S.A.	2,047	1,155,792
Li & Fung Ltd.	134,000	49,190
LPP S.A.	33	74,789
Luxottica Group S.p.A.	4,387	283,044
LVMH Moet Hennessy Louis Vuitton SE	7,412	2,468,088
Moncler S.p.A.	4,359	198,485
Pandora A/S	2,776	193,926
Shenzhou International Group Holdings Ltd.	16,000	197,516
The Swatch Group AG	808	383,351
The Swatch Group AG	1,309	113,176
		8,584,385
Application Software – 0.2%
Constellation Software Inc.	573	444,108
Dassault Systemes SE	3,526	494,014
Kingdee International Software Group Company Ltd.	68,000	69,600
Kingsoft Corporation Ltd.	27,000	81,907
LINE Corp.	500	20,832	(a)
Micro Focus International PLC ADR	12,240	211,385
Nice Ltd.	1,516	156,381	(a)
Open Text Corp.	7,724	271,686
SAP SE	25,933	2,996,017
Temenos AG	1,484	224,181	(a)
The Sage Group PLC	29,849	247,720
		5,217,831
Asset Management & Custody Banks – 0.1%
3i Group PLC	26,863	319,406
Amundi S.A.	1,515	104,963	(d)
BrightSphere Investment Group PLC	1,405	20,035
Brookfield Asset Management Inc., Class A	22,039	893,489
China Cinda Asset Management Company Ltd., Class H	246,000	79,017
China Huarong Asset Management Company Ltd.	248,000	71,756	(d)
CI Financial Corp.	7,514	134,977
Coronation Fund Managers Ltd.	10,031	42,675
Hargreaves Lansdown PLC	6,626	172,466
IGM Financial Inc.	2,320	67,213
Janus Henderson Group PLC	1,218	37,429
Julius Baer Group Ltd.	5,835	342,478	(a)
Partners Group Holding AG	451	330,432
Quilter PLC	1	1	(a,d)
SBI Holdings Inc.	4,900	126,255
Schroders PLC	3,183	132,711
St. James’s Place PLC	14,401	218,173
		3,093,476
Auto Parts & Equipment – 0.2%
Aisin Seiki Company Ltd.	4,658	212,368
Aptiv PLC	8,948	819,905

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Bharat Forge Ltd.	8,872	$79,338
Bosch Ltd.	136	34,757
China First Capital Group Ltd.	102,000	65,006	(a)
Continental AG	2,869	655,034
Delphi Technologies PLC	596	27,094
Denso Corp.	11,857	579,335
Faurecia S.A.	1,920	137,012
Hanon Systems	6,000	57,066
Hyundai Mobis Company Ltd.	1,811	344,488
Koito Manufacturing Company Ltd.	2,955	195,284
Linamar Corp.	1,000	43,947
Magna International Inc.	8,881	516,205
Minth Group Ltd.	22,000	92,958
Motherson Sumi Systems Ltd.	9,738	40,464
NGK Spark Plug Company Ltd.	5,000	142,644
NOK Corp.	2,000	38,713
Stanley Electric Company Ltd.	4,000	136,505
Sumitomo Electric Industries Ltd.	19,500	290,480
Toyoda Gosei Company Ltd.	2,500	63,400
Toyota Industries Corp.	4,309	241,583
Valeo S.A.	6,560	358,601
		5,172,187
Automobile Manufacturers – 0.7%
Astra International Tbk PT	501,200	230,839
Bayerische Motoren Werke AG	8,717	790,082
Brilliance China Automotive Holdings Ltd.	90,000	162,438
BYD Company Ltd., Class H	19,500	118,186
Daimler AG	23,976	1,543,265
Dongfeng Motor Group Company Ltd., Class H	74,000	78,287
Ferrari N.V.	3,488	474,436
Fiat Chrysler Automobiles N.V.	27,307	520,765	(a)
Ford Otomotiv Sanayi AS	2,547	34,081
Geely Automobile Holdings Ltd.	138,000	357,953
Great Wall Motor Company Ltd., Class H	86,000	65,771
Guangzhou Automobile Group Company Ltd., Class H	84,000	82,121
Honda Motor Company Ltd.	42,976	1,262,140
Hyundai Motor Co.	4,288	482,857
Isuzu Motors Ltd.	14,900	197,945
Kia Motors Corp.	6,439	178,235
Mahindra & Mahindra Ltd.	22,838	299,229
Maruti Suzuki India Ltd.	2,782	358,357
Mazda Motor Corp.	15,400	189,085
Mitsubishi Motors Corp.	15,700	125,158
Nissan Motor Company Ltd.	60,000	583,939
Peugeot S.A.	15,358	350,735
Renault S.A.	5,007	425,759
Subaru Corp.	15,900	462,940
Suzuki Motor Corp.	9,300	513,677
Tata Motors Ltd.	33,690	132,419	(a)
Tofas Turk Otomobil Fabrikasi AS	4,588	24,096
Toyota Motor Corp.	60,521	3,917,624
UMW Holdings Bhd	21,300	31,479
Volkswagen AG	856	141,418
		14,135,316
Automotive Retail – 0.0% *
Hotai Motor Company Ltd.	9,000	79,260
USS Company Ltd.	4,800	91,350
		170,610
Biotechnology – 0.2%
3SBio Inc.	37,000	84,041	(d)
Arbutus Biopharma Corp.	768	5,606	(a)
Celltrion Inc.	2,089	568,875	(a)
CSL Ltd.	11,922	1,696,706
Genmab A/S	1,508	232,716	(a)
Grifols S.A.	8,144	245,130
Nymox Pharmaceutical Corp.	566	1,902	(a)
Prothena Corporation PLC	737	10,746	(a)
Shire PLC	23,888	1,345,102
SillaJen Inc.	1,318	86,684	(a)
		4,277,508

	Number of Shares	Fair Value
Brewers – 0.3%
AMBEV S.A.	129,211	$603,840
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	42,845
Anheuser-Busch InBev S.A.	20,797	2,100,354
Asahi Group Holdings Ltd.	9,312	476,844
Carlsberg A/S, Class B	2,787	328,247
China Resources Beer Holdings Company Ltd.	48,000	233,103
Cia Cervecerias Unidas S.A.	3,906	49,052
Heineken Holding N.V.	2,878	275,873
Heineken N.V.	6,681	670,991
Kirin Holdings Company Ltd.	21,373	571,735
Tsingtao Brewery Company Ltd., Class H	14,000	76,911
		5,429,795
Broadcasting – 0.0% *
Astro Malaysia Holdings Bhd	30,600	12,044
Central European Media Enterprises Ltd., Class A	1,533	6,362	(a)
ITV PLC	94,573	217,256
ProSiebenSat.1 Media SE	6,341	160,877
RTL Group S.A.	1,073	72,787
Zee Entertainment Enterprises Ltd.	13,471	106,948
		576,274
Building Products – 0.2%
Allegion PLC	3,051	236,025
Asahi Glass Company Ltd.	5,360	208,806
Assa Abloy AB, Class B	26,624	568,133
Caesarstone Ltd.	396	5,980
Cie de Saint-Gobain	12,890	575,953
Daikin Industries Ltd.	6,700	802,681
Geberit AG	1,006	431,498
KCC Corp.	194	57,095
LIXIL Group Corp.	7,200	144,046
TOTO Ltd.	3,600	167,056
		3,197,273
Cable & Satellite – 0.2%
Cyfrowy Polsat S.A.	6,693	41,367
Eutelsat Communications S.A.	5,802	120,342
Grupo Televisa SAB	63,924	245,149
Liberty Latin America Ltd., Class A	833	15,927	(a)
Liberty Latin America Ltd., Class C	2,118	41,047	(a)
Naspers Ltd., Class N	12,026	3,057,774
SES S.A.	9,814	179,781
Shaw Communications Inc., Class B	12,497	254,415
Sky PLC	27,727	535,005
Telenet Group Holding N.V.	1,308	61,086	(a)
		4,551,893
Casinos & Gaming – 0.1%
Aristocrat Leisure Ltd.	14,952	341,361
Crown Resorts Ltd.	12,361	123,294
Galaxy Entertainment Group Ltd.	60,000	464,600
Genting Bhd	64,500	134,285
Genting Malaysia Bhd	109,600	132,405
Genting Singapore Ltd.	165,000	147,635
GVC Holdings PLC	13,177	182,842
Kangwon Land Inc.	4,050	95,027
Melco Resorts & Entertainment Ltd. ADR	7,165	200,620
MGM China Holdings Ltd.	20,800	48,252
OPAP S.A.	4,860	54,927
Paddy Power Betfair PLC	2,176	241,356
Sands China Ltd.	67,200	359,322
SJM Holdings Ltd.	82,000	102,011
Tabcorp Holdings Ltd.	48,924	161,218
Wynn Macau Ltd.	42,000	135,174
		2,924,329
Coal & Consumable Fuels – 0.0% *
Adaro Energy Tbk PT	538,500	67,266
Banpu PCL NVDR	38,000	22,366
Cameco Corp.	8,409	94,545
China Shenhua Energy Company Ltd.	96,500	229,028
Coal India Ltd.	18,723	72,239
Energy Fuels Inc.	1,732	3,932	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Exxaro Resources Ltd.	4,703	$43,131
United Tractors Tbk PT	33,500	73,873
Uranium Energy Corp.	3,122	5,026	(a)
Yanzhou Coal Mining Company Ltd., Class H	38,000	49,695
		661,101
Commercial Printing – 0.0% *
Cimpress N.V.	408	59,144	(a)
Dai Nippon Printing Company Ltd.	7,400	165,617
Toppan Printing Company Ltd.	16,000	125,383
		350,144
Commodity Chemicals – 0.2%
Asahi Kasei Corp.	34,400	437,279
Formosa Chemicals & Fibre Corp.	80,540	320,961
Formosa Plastics Corp.	115,960	427,883
Hanwha Chemical Corp.	3,760	73,716
Hyosung Corp.	768	92,339
Indorama Ventures PCL NVDR	55,500	91,718
Kaneka Corp.	8,000	71,719
Kumho Petrochemical Company Ltd.	572	59,792
Kuraray Company Ltd.	9,221	127,037
LG Chem Ltd.	1,269	379,732
Lotte Chemical Corp.	473	147,693
Methanex Corp.	1,527	107,910
Mexichem SAB de C.V.	22,840	66,734
Mitsui Chemicals Inc.	5,200	138,491
Nan Ya Plastics Corp.	128,850	368,523
Orica Ltd.	11,069	145,165
Petronas Chemicals Group Bhd	69,900	145,528
PTT Global Chemical PCL NVDR	62,900	138,597
Sinopec Shanghai Petrochemical Company Ltd., Class H	129,000	78,596
Teijin Ltd.	4,700	86,222
Toray Industries Inc.	39,800	314,045
Tosoh Corp.	7,924	122,832
		3,942,512
Communications Equipment – 0.1%
ARRIS International PLC	1,141	27,892	(a)
Nokia Oyj	146,979	846,015
Telefonaktiebolaget LM Ericsson, Class B	81,886	633,962
ZTE Corp., Class H	29,280	44,486	(a)
		1,552,355
Computer & Electronics Retail – 0.0% *
GOME Retail Holdings Ltd.	456,000	46,498	(a)
Hikari Tsushin Inc.	500	87,889
Yamada Denki Company Ltd.	17,200	85,561
		219,948
Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios S.A.	5,751	232,996
Bouygues S.A.	6,436	277,355
China Communications Construction Company Ltd., Class H	117,000	113,041
China Railway Construction Corporation Ltd., Class H	73,500	74,480
China Railway Group Ltd., Class H	149,000	112,432
China State Construction International Holdings Ltd.	34,250	35,143
CIMIC Group Ltd.	2,648	82,759
Daelim Industrial Company Ltd.	460	31,575
Daewoo Engineering & Construction Company Ltd.	5,220	27,493	(a)
Eiffage S.A.	2,147	233,577
Ferrovial S.A.	11,951	245,231
Gamuda Bhd	63,600	51,485
GS Engineering & Construction Corp.	2,019	83,332
HDC Hyundai Development Company-Engineering & Construction	1,410	68,191	(a)
HOCHTIEF AG	448	80,970
Hyundai Engineering & Construction Company Ltd.	1,499	77,337
IJM Corporation Bhd	83,000	36,779
JGC Corp.	5,100	102,815
Kajima Corp.	27,000	209,146

	Number of Shares	Fair Value
Larsen & Toubro Ltd.	14,392	$267,843
Obayashi Corp.	17,000	176,960
Shimizu Corp.	15,800	163,898
Skanska AB, Class B	10,011	182,181
SNC-Lavalin Group Inc.	4,467	197,160
Taisei Corp.	4,900	270,293
Vinci S.A.	13,213	1,270,555
WSP Global Inc.	2,400	126,290
		4,831,317
Construction Machinery & Heavy Trucks – 0.1%
Alstom S.A.	4,476	205,694
CRRC Corporation Ltd., Class H	103,950	80,691
Eicher Motors Ltd.	358	149,389
Epiroc AB A Shares	17,986	188,968	(a)
Epiroc AB B Shares	10,231	93,779	(a)
Hino Motors Ltd.	4,900	52,333
Hitachi Construction Machinery Company Ltd.	2,700	87,753
Hyundai Heavy Industries Company Ltd.	740	67,725	(a)
KION Group AG	1,793	129,038
Komatsu Ltd.	24,600	703,587
MAN SE	853	96,555
Samsung Heavy Industries Company Ltd.	7,691	49,272	(a)
Volvo AB, Class B	41,905	670,780
Weichai Power Company Ltd., Class H	72,000	99,298
Yangzijiang Shipbuilding Holdings Ltd.	42,700	28,341
		2,703,203
Construction Materials – 0.2%
Ambuja Cements Ltd.	22,724	68,804
Anhui Conch Cement Company Ltd., Class H	30,500	174,942
Asia Cement Corp.	78,030	85,737
Boral Ltd.	34,115	164,594
Cementos Argos S.A.	13,625	45,463
Cemex SAB de C.V.	404,612	268,839	(a)
China National Building Material Company Ltd., Class H	62,000	61,404
China Resources Cement Holdings Ltd.	68,000	68,906
CRH PLC	24,334	862,279
Fletcher Building Ltd.	30,991	145,828
Grasim Industries Ltd.	8,290	121,824
Grupo Argos S.A.	11,233	75,958
HeidelbergCement AG	4,028	338,985
Imerys S.A.	1,254	101,390
Indocement Tunggal Prakarsa Tbk PT	55,500	52,866
James Hardie Industries PLC	11,037	184,948
LafargeHolcim Ltd.	11,715	570,796	(a)
Semen Indonesia Persero Tbk PT	110,500	54,942
Taiheiyo Cement Corp.	3,400	111,886
Taiwan Cement Corp.	83,000	115,291
The Siam Cement PCL	7,500	93,269
The Siam Cement PCL NVDR	2,600	32,490
Titan Cement Company S.A.	1,510	38,257
UltraTech Cement Ltd.	1,319	73,513
		3,913,211
Consumer Electronics – 0.2%
Casio Computer Company Ltd.	5,100	82,970
Garmin Ltd.	3,307	201,727
LG Electronics Inc.	2,888	215,078
Nikon Corp.	10,100	160,757
Panasonic Corp.	58,900	794,178
Sharp Corp.	3,700	90,191
Sony Corp.	33,100	1,692,578
		3,237,479
Consumer Finance – 0.0% *
Acom Company Ltd.	16,000	61,536
AEON Financial Service Company Ltd.	2,900	61,893
Bajaj Finance Ltd.	4,737	158,765
Credit Saison Company Ltd.	3,600	56,682
Mahindra & Mahindra Financial Services Ltd.	10,172	69,726

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Samsung Card Company Ltd.	1,450	$49,830
Shriram Transport Finance Company Ltd.	4,730	89,709
		548,141
Copper – 0.0% *
Antofagasta PLC	12,579	164,413
First Quantum Minerals Ltd.	18,044	265,698
Jiangxi Copper Company Ltd., Class H	29,000	36,964
KGHM Polska Miedz S.A.	3,476	81,702
Lundin Mining Corp.	16,300	90,580
		639,357
Data Processing & Outsourced Services – 0.1%
Amadeus IT Group S.A.	11,424	901,655
Cielo S.A.	35,804	153,735
Computershare Ltd.	12,912	175,823
EVERTEC Inc.	1,035	22,615
GDS Holdings Ltd. ADR	2,000	80,180	(a)
Travelport Worldwide Ltd.	2,170	40,232
TravelSky Technology Ltd. H Shares	31,000	90,288
Wirecard AG	3,185	512,988
		1,977,516
Department Stores – 0.1%
El Puerto de Liverpool SAB de C.V.	6,900	44,737
Hyundai Department Store Company Ltd.	375	38,863
Isetan Mitsukoshi Holdings Ltd.	9,800	122,450
J Front Retailing Company Ltd.	5,900	89,860
Lojas Renner S.A.	18,194	138,888
Lotte Shopping Company Ltd.	398	74,993
Marks & Spencer Group PLC	39,027	152,051
Marui Group Company Ltd.	5,300	111,680
Matahari Department Store Tbk PT	50,000	30,705
Next PLC	4,041	322,775
SACI Falabella	17,913	164,915
Shinsegae Inc.	156	56,199
Takashimaya Company Ltd.	10,000	85,587
Woolworths Holdings Ltd.	22,109	89,444
		1,523,147
Distillers & Vintners – 0.2%
Diageo PLC	65,049	2,337,680
Treasury Wine Estates Ltd.	18,140	233,074
Remy Cointreau S.A.	529	68,557
United Spirits Ltd.	7,660	74,342	(a)
Davide Campari-Milano S.p.A.	16,679	137,191
Pernod Ricard S.A.	5,731	936,103
		3,786,947
Distributors – 0.0% *
Imperial Holdings Ltd.	4,295	61,384
Jardine Cycle & Carriage Ltd.	2,744	64,037
		125,421
Diversified Banks – 3.3%
ABN AMRO Group N.V.	9,910	257,095	(d)
Abu Dhabi Commercial Bank PJSC	59,604	114,562
Agricultural Bank of China Ltd., Class H	810,000	378,908
AIB Group PLC	20,251	109,945
Akbank Turk AS	57,989	95,188
Alior Bank S.A.	1,742	31,127	(a)
Alliance Bank Malaysia Bhd	47,100	47,106
Alpha Bank AE	47,969	107,252	(a)
AMMB Holdings Bhd	71,600	66,469
Aozora Bank Ltd.	3,000	114,161
Australia & New Zealand Banking Group Ltd.	77,556	1,618,215
Axis Bank Ltd.	46,613	347,514
Banco Bilbao Vizcaya Argentaria S.A.	180,593	1,280,712
Banco Bradesco S.A.	28,943	183,404
Banco de Chile	420,853	65,082
Banco de Credito e Inversiones S.A.	1,123	74,989
Banco de Sabadell S.A.	147,393	247,033
Banco do Brasil S.A.	23,600	175,739
Banco Santander Brasil S.A.	9,921	75,554
Banco Santander Chile	1,613,068	127,030
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, B Shares	38,960	53,180

	Number of Shares	Fair Value
Banco Santander S.A.	429,800	$2,304,326
Bangkok Bank PCL	3,000	17,975
Bangkok Bank PCL NVDR	1,300	7,671
Bank Central Asia Tbk PT	271,500	406,871
Bank Danamon Indonesia Tbk PT	32,900	14,636
Bank Handlowy w Warszawie S.A.	1,235	23,354
Bank Hapoalim BM	32,415	219,167
Bank Leumi Le-Israel BM	35,948	212,120
Bank Mandiri Persero Tbk PT	464,000	221,800
Bank Millennium S.A.	17,468	37,419	(a)
Bank Negara Indonesia Persero Tbk PT	189,400	93,180
Bank of China Ltd., Class H	2,182,000	1,081,898
Bank of Communications Company Ltd., Class H	209,000	160,104
Bank of Ireland Group PLC	24,711	192,871
Bank of Montreal	16,898	1,305,390
Bank of the Philippine Islands	32,585	54,036
Bank Polska Kasa Opieki S.A.	5,497	165,911
Bank Rakyat Indonesia Persero Tbk PT	1,547,000	306,593
Bank Zachodni WBK S.A.	987	87,945
Bankia S.A.	29,006	108,608
Bankinter S.A.	17,977	175,091
Barclays Africa Group Ltd.	16,356	190,920
Barclays PLC	461,577	1,151,761
BDO Unibank Inc.	67,230	158,099
BNP Paribas S.A.	29,592	1,837,723
BOC Hong Kong Holdings Ltd.	101,500	478,038
CaixaBank S.A.	90,794	392,860
Canadian Imperial Bank of Commerce	11,448	995,244
Chang Hwa Commercial Bank Ltd.	140,805	81,744
China CITIC Bank Corporation Ltd., Class H	253,000	158,338
China Construction Bank Corp., Class H	2,542,000	2,349,069
China Development Financial Holding Corp.	406,000	148,479
China Merchants Bank Company Ltd., Class H	98,231	362,476
China Minsheng Banking Corporation Ltd., Class H	206,640	147,761
CIMB Group Holdings Bhd	133,920	180,682
Commercial International Bank Egypt SAE	34,995	166,818
Commerzbank AG	28,904	277,096	(a)
Commonwealth Bank of Australia	46,599	2,508,890
Credicorp Ltd.	1,951	439,209
Credit Agricole S.A.	32,280	430,968
CTBC Financial Holding Company Ltd.	486,661	350,368
Danske Bank A/S	20,112	629,534
DBS Group Holdings Ltd.	46,973	916,723
DNB ASA	25,499	498,379
Doha Bank QPSC	5,128	37,675
Dubai Islamic Bank PJSC	75,198	99,700
E.Sun Financial Holding Company Ltd.	257,132	179,217
Erste Group Bank AG	9,051	377,788	(a)
Eurobank Ergasias S.A.	2,173	2,271	(a)
First Abu Dhabi Bank PJSC	35,661	117,959
First Financial Holding Company Ltd.	210,166	142,002
Grupo Financiero Banorte SAB de C.V., Class O	67,000	399,053
Grupo Financiero Inbursa SAB de C.V., Class O	64,600	91,367
Hana Financial Group Inc.	8,259	317,540
Hang Seng Bank Ltd.	21,600	540,176
Hong Leong Bank Bhd	22,500	101,374
Hong Leong Financial Group Bhd	8,200	36,539
HSBC Holdings PLC	528,900	4,962,680
Hua Nan Financial Holdings Company Ltd.	146,710	85,413
ICICI Bank Ltd.	51,903	208,627
Industrial & Commercial Bank of China Ltd., Class H	1,827,000	1,366,969
Industrial Bank of Korea	6,426	88,794
ING Groep N.V.	101,277	1,457,737
Intesa Sanpaolo S.p.A.	18,145	55,039
Intesa Sanpaolo S.p.A.	365,624	1,061,448

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Itau CorpBanca	5,524,790	$54,192
Japan Post Bank Company Ltd.	10,500	122,286
Kasikornbank PCL	38,000	229,399
Kasikornbank PCL NVDR	15,300	89,592
KB Financial Group Inc.	10,750	509,287
KBC Group N.V.	7,067	545,561
Komercni Banka AS	2,365	99,295
Krung Thai Bank PCL NVDR	138,400	69,764
Lloyds Banking Group PLC	1,895,961	1,578,232
Malayan Banking Bhd	108,351	241,406
Masraf Al Rayan QSC	10,608	101,768
mBank S.A.	587	62,683
Mega Financial Holding Company Ltd.	315,192	278,094
Metropolitan Bank & Trust Co.	21,790	29,969
Mitsubishi UFJ Financial Group Inc.	309,500	1,763,422
Mizrahi Tefahot Bank Ltd.	4,951	90,849
Mizuho Financial Group Inc.	651,328	1,096,670
National Australia Bank Ltd.	70,879	1,435,433
National Bank of Canada	9,663	463,665
National Bank of Greece S.A.	1,560	479	(a)
Nedbank Group Ltd.	5,488	99,932
Nordea Bank AB	81,543	786,444
OTP Bank Nyrt	7,068	255,998
Oversea-Chinese Banking Corporation Ltd.	81,675	697,247
Piraeus Bank S.A.	42	143	(a)
Powszechna Kasa Oszczednosci Bank Polski S.A.	28,491	281,489	(a)
Public Bank Bhd	81,840	473,272
Qatar Islamic Bank SAQ	1,140	36,320
Qatar National Bank QPSC	11,647	486,225
Raiffeisen Bank International AG	5,172	158,754
RHB Bank Bhd	34,822	47,067
Royal Bank of Canada	37,913	2,853,022
Royal Bank of Scotland Group PLC	99,516	336,480	(a)
Sberbank of Russia PJSC ADR	72,140	1,041,341
Shinhan Financial Group Company Ltd.	11,463	445,355
SinoPac Financial Holdings Company Ltd.	335,791	121,151
Skandinaviska Enskilda Banken AB, Class A	40,362	384,220
Societe Generale S.A.	21,025	886,542
Standard Bank Group Ltd.	36,859	515,979
Standard Chartered PLC	72,950	667,059
State Bank of India	47,012	177,955	(a)
Sumitomo Mitsui Financial Group Inc.	35,100	1,364,516
Sumitomo Mitsui Trust Holdings Inc.	9,200	364,877
Svenska Handelsbanken AB, Class A	40,945	455,677
Swedbank AB, Class A	25,743	551,923
Taishin Financial Holding Company Ltd.	280,597	132,529
Taiwan Business Bank	168,187	51,909
Taiwan Cooperative Financial Holding Company Ltd.	167,699	98,182
The Bank of East Asia Ltd.	26,966	107,755
The Bank of Nova Scotia	32,059	1,814,187
The Bank of NT Butterfield & Son Ltd.	957	43,754
The Commercial Bank PQSC	4,833	50,560
The Siam Commercial Bank PCL NVDR	60,100	214,967
The Toronto-Dominion Bank	48,415	2,800,484
TMB Bank PCL NVDR	250,000	17,356
Turkiye Garanti Bankasi AS	68,113	124,593
Turkiye Halk Bankasi AS	25,730	41,562
Turkiye Is Bankasi A/S , Class C	27,410	34,104
Turkiye Vakiflar Bankasi Tao, Class D	28,976	31,056
UniCredit S.p.A.	54,203	904,719
United Overseas Bank Ltd.	34,621	679,470
VTB Bank PJSC GDR	85,999	130,976
Westpac Banking Corp.	89,940	1,947,048
Woori Bank	10,759	157,355
Yapi ve Kredi Bankasi AS	67,070	36,308	(a)
Yes Bank Ltd.	46,710	231,556
		71,349,242
Diversified Capital Markets – 0.2%
China Everbright Ltd.	14,000	25,696
Credit Suisse Group AG	65,476	985,816	(a)

	Number of Shares	Fair Value
Deutsche Bank AG	54,090	$582,395
Investec Ltd.	5,853	41,021
Investec PLC	16,536	117,454
Macquarie Group Ltd.	8,330	761,019
Mirae Asset Daewoo Company Ltd.	10,004	76,477
Natixis S.A.	27,108	192,369
UBS Group AG	96,687	1,492,249	(a)
		4,274,496
Diversified Chemicals – 0.2%
Arkema S.A.	2,022	239,384
BASF SE	24,646	2,356,997
Daicel Corp.	6,900	76,373
Incitec Pivot Ltd.	43,657	117,089
Lanxess AG	2,671	208,318
Mitsubishi Chemical Holdings Corp.	36,605	306,482
Mitsubishi Gas Chemical Company Inc.	5,100	115,569
Nissan Chemical Industries Ltd.	3,600	168,031
OCI Company Ltd.	643	59,425
Sasol Ltd.	14,767	541,777
Solvay S.A.	2,202	278,048
Sumitomo Chemical Company Ltd.	41,000	232,456
		4,699,949
Diversified Metals & Mining – 0.5%
Anglo American PLC	27,320	611,302
BHP Billiton Ltd.	85,117	2,132,555
BHP Billiton PLC	55,449	1,248,904
Boliden AB	7,002	227,451
China Molybdenum Company Ltd. H Shares	126,000	61,029
Ferroglobe PLC	1,316	—	(i,**)
Glencore PLC	303,977	1,452,799	(a)
Grupo Mexico SAB de C.V., Class B	98,250	281,867
Korea Zinc Company Ltd.	215	74,464
Mitsubishi Materials Corp.	2,800	76,974
MMC Norilsk Nickel PJSC ADR	17,154	309,287
Rio Tinto Ltd.	10,604	653,733
Rio Tinto PLC	32,372	1,795,472
South32 Ltd.	133,360	355,704
Sumitomo Metal Mining Company Ltd.	6,560	250,993
Teck Resources Ltd., Class B	12,981	330,483
Turquoise Hill Resources Ltd.	29,112	82,327	(a)
Vedanta Ltd.	42,022	144,867
		10,090,211
Diversified Real Estate Activities – 0.2%
Aldar Properties PJSC	118,736	65,297
Ayala Land Inc.	254,600	180,809
Barwa Real Estate Co.	6,158	57,842
CapitaLand Ltd.	75,000	173,817
City Developments Ltd.	11,100	88,979
Daito Trust Construction Company Ltd.	1,900	308,933
Daiwa House Industry Company Ltd.	15,460	527,034
Ezdan Holding Group QSC	23,752	53,493	(a)
Hang Lung Properties Ltd.	57,000	117,554
Henderson Land Development Company Ltd.	36,133	191,132
Kerry Properties Ltd.	17,000	81,366
LendLease Group	16,540	242,090
Mitsubishi Estate Company Ltd.	30,636	535,746
Mitsui Fudosan Company Ltd.	24,315	586,993
New World Development Company Ltd.	175,842	247,442
Nomura Real Estate Holdings Inc.	2,200	48,821
Sime Darby Property Bhd	71,462	21,229
Sumitomo Realty & Development Company Ltd.	10,000	369,160
Sun Hung Kai Properties Ltd.	37,000	558,387
Swire Pacific Ltd., Class A	16,000	169,474
The Wharf Holdings Ltd.	36,000	115,634
Tokyo Tatemono Company Ltd.	4,900	67,286
Tokyu Fudosan Holdings Corp.	10,100	71,306
UOL Group Ltd.	9,016	50,387
Wheelock & Company Ltd.	24,000	167,180
		5,097,391
Diversified REITs – 0.1%
Covivio	1,038	107,982
Daiwa House REIT Investment Corp.	34	80,699

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Fibra Uno Administracion S.A. de C.V.	80,100	$117,527
Gecina S.A.	1,274	213,153
Growthpoint Properties Ltd.	64,536	125,670
H&R Real Estate Investment Trust	5,097	77,959
ICADE	1,137	106,599
Land Securities Group PLC	20,357	257,180
Mirvac Group	110,757	177,577
Nomura Real Estate Master Fund Inc.	120	169,331
Redefine Properties Ltd.	118,780	90,907
Stockland	68,792	201,783
Suntec Real Estate Investment Trust	65,800	83,487
The GPT Group	44,844	167,653
United Urban Investment Corp.	89	138,122
		2,115,629
Diversified Support Services – 0.0% *
Babcock International Group PLC	6,848	73,938
Brambles Ltd.	44,121	289,477
Edenred	5,890	186,088
ISS A/S	4,094	140,690
KEPCO Plant Service & Engineering Company Ltd.	1,248	39,921
		730,114
Drug Retail – 0.0% *
Raia Drogasil S.A.	7,400	127,712
Sundrug Company Ltd.	2,000	81,072
Tsuruha Holdings Inc.	1,000	125,401
		334,185
Education Services – 0.0% *
Benesse Holdings Inc.	1,700	60,317
Kroton Educacional S.A.	39,716	96,209
New Oriental Education & Technology Group Inc. ADR	4,000	378,640
TAL Education Group ADR	8,400	309,120	(a)
		844,286
Electric Utilities – 0.4%
AusNet Services	64,560	76,559
CEZ AS	3,979	94,110
Chubu Electric Power Company Inc.	17,227	258,331
CK Infrastructure Holdings Ltd.	14,500	107,473
CLP Holdings Ltd.	45,500	490,061
EDP - Energias de Portugal S.A.	64,760	257,076
EDP - Energias do Brasil S.A.	9,400	33,887
Electricite de France S.A.	11,548	158,828
Emera Inc.	2,100	68,326
Endesa S.A.	8,555	188,731
Enel Americas S.A.	730,486	128,685
Enel Chile S.A.	1,021,407	101,177
Enel S.p.A.	219,776	1,220,644
Fortis Inc.	11,647	372,045
Fortum Oyj	12,194	291,006
HK Electric Investments & HK Electric Investments Ltd.	40,500	38,717	(d)
Hydro One Ltd.	6,800	103,593	(d)
Iberdrola S.A.	156,501	1,210,356
Interconexion Electrica S.A. ESP	12,838	63,382
Korea Electric Power Corp.	6,435	184,764
Kyushu Electric Power Company Inc.	8,800	98,197
Orsted A/S	4,922	297,719	(d)
PGE Polska Grupa Energetyczna S.A.	27,532	68,684	(a)
Power Assets Holdings Ltd.	38,500	269,166
Power Grid Corporation of India Ltd.	36,135	98,545
Red Electrica Corp. S.A.	11,878	241,861
RusHydro PJSC ADR	52,229	54,840
SSE PLC	27,276	487,951
Tenaga Nasional Bhd	88,500	320,743
Terna Rete Elettrica Nazionale S.p.A.	35,635	192,717
The Chugoku Electric Power Company Inc.	7,600	98,255
The Kansai Electric Power Company Inc.	17,000	248,021
The Tata Power Company Ltd.	40,698	43,511
Tohoku Electric Power Company Inc.	13,200	161,239
Tokyo Electric Power Company Holdings Inc.	42,100	196,123	(a)
		8,325,323

	Number of Shares	Fair Value
Electrical Components & Equipment – 0.2%
ABB Ltd.	49,775	$1,088,288
Fuji Electric Company Ltd.	14,000	106,676
Legrand S.A.	7,477	549,103
Mabuchi Motor Company Ltd.	1,800	85,641
Nidec Corp.	5,854	878,642
nVent Electric PLC	1,078	27,058	(a)
OSRAM Licht AG	2,597	106,124
Prysmian S.p.A.	5,426	135,128
Schneider Electric SE	14,101	1,175,832
Teco Electric and Machinery Company Ltd.	64,000	48,071
Zhuzhou CRRC Times Electric Company Ltd., Class H	17,000	80,824
		4,281,387
Electronic Components – 0.2%
Alps Electric Company Ltd.	5,800	149,025
AU Optronics Corp.	177,000	74,891
Delta Electronics Inc.	48,000	172,393
Hamamatsu Photonics KK	3,700	159,003
Hirose Electric Company Ltd.	840	104,123
Innolux Corp.	289,212	103,871
Kingboard Chemical Holdings Ltd.	22,500	82,309
Kyocera Corp.	8,755	493,770
Largan Precision Company Ltd.	3,000	441,806
LG Display Company Ltd.	5,500	90,310
LG Innotek Company Ltd.	512	66,383
Murata Manufacturing Company Ltd.	4,903	824,212
Nippon Electric Glass Company Ltd.	2,800	77,858
Omron Corp.	5,300	247,380
Samsung Electro-Mechanics Company Ltd.	1,559	207,727
Samsung SDI Company Ltd.	1,484	284,949
Sunny Optical Technology Group Company Ltd.	21,000	390,800
TDK Corp.	3,300	337,255
Yageo Corp.	5,000	184,496	(a)
Yaskawa Electric Corp.	6,600	233,278
Zhen Ding Technology Holding Ltd.	7,350	16,248
		4,742,087
Electronic Equipment & Instruments – 0.2%
Hexagon AB, Class B	7,213	402,738
Hitachi High-Technologies Corp.	2,400	97,937
Hitachi Ltd.	127,000	896,161
Ingenico Group S.A.	1,886	169,554
Keyence Corp.	2,600	1,468,478
Shimadzu Corp.	6,600	199,612
Yokogawa Electric Corp.	6,400	113,942
		3,348,422
Electronic Manufacturing Services – 0.1%
AAC Technologies Holdings Inc.	20,500	288,734
Fabrinet	597	22,023	(a)
Foxconn Technology Company Ltd.	32,561	79,671
Hon Hai Precision Industry Company Ltd.	428,844	1,170,272
TE Connectivity Ltd.	11,673	1,051,270
		2,611,970
Environmental & Facilities Services – 0.0% *
China Everbright International Ltd.	88,000	113,737
Park24 Company Ltd.	3,100	84,382
		198,119
Fertilizers & Agricultural Chemicals – 0.1%
Grupa Azoty S.A.	816	9,394
Israel Chemicals Ltd.	18,673	85,189
K+S AG	4,788	118,233
Nutrien Ltd.	17,522	952,658
UPL Ltd.	8,010	72,343
Yara International ASA	4,842	200,799
		1,438,616
Financial Exchanges & Data – 0.2%
ASX Ltd.	5,268	250,623
B3 S.A. - Brasil Bolsa Balcao	57,820	307,329
Deutsche Boerse AG	5,028	670,111
Hong Kong Exchanges & Clearing Ltd.	31,481	946,984
Japan Exchange Group Inc.	12,600	234,220

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
London Stock Exchange Group PLC	8,489	$501,092
Singapore Exchange Ltd.	23,000	120,946
Thomson Reuters Corp.	7,493	302,181
		3,333,486
Food Distributors – 0.0% *
Bid Corporation Ltd.	8,193	164,569
The SPAR Group Ltd.	6,247	84,510
		249,079
Food Retail – 0.3%
Alimentation Couche-Tard Inc., Class B	11,352	492,845
BIM Birlesik Magazalar AS	7,874	115,415
Casino Guichard Perrachon S.A.	1,265	49,109
Colruyt S.A.	1,444	82,392
CP ALL PCL NVDR	136,400	302,608
Empire Company Ltd., Class A	3,981	79,865
FamilyMart UNY Holdings Company Ltd.	2,100	221,063
George Weston Ltd.	1,278	104,206
ICA Gruppen AB	2,095	64,330
J Sainsbury PLC	48,231	204,530
Jeronimo Martins SGPS S.A.	7,467	107,843
Koninklijke Ahold Delhaize N.V.	32,221	771,391
Lawson Inc.	1,200	74,969
Loblaw Companies Ltd.	5,200	267,224
Magnit PJSC GDR	9,333	167,994
Metro Inc.	5,991	203,533
Pick n Pay Stores Ltd.	9,438	51,493
President Chain Store Corp.	15,000	169,982
Seven & I Holdings Company Ltd.	20,200	881,020
Shoprite Holdings Ltd.	11,567	186,178
Tesco PLC	232,009	786,298
WM Morrison Supermarkets PLC	66,803	222,256
Woolworths Group Ltd.	33,655	758,910
		6,365,454
Footwear – 0.0% *
ANTA Sports Products Ltd.	34,000	180,066
Asics Corp.	3,500	59,184
Feng TAY Enterprise Company Ltd.	12,320	61,825
Pou Chen Corp.	80,000	92,888
Puma SE	170	99,440
Yue Yuen Industrial Holdings Ltd.	17,500	49,408
		542,811
Forest Products – 0.0% *
West Fraser Timber Company Ltd.	1,858	127,812
Gas Utilities – 0.1%
APA Group	29,541	214,990
Beijing Enterprises Holdings Ltd.	19,500	94,947
China Gas Holdings Ltd.	39,000	156,836
China Resources Gas Group Ltd.	16,000	69,339
ENN Energy Holdings Ltd.	22,000	216,342
GAIL India Ltd.	24,997	124,137
Gas Natural SDG S.A.	9,482	251,084
Hong Kong & China Gas Company Ltd.	259,441	496,696
Korea Gas Corp.	1,143	65,842	(a)
Osaka Gas Company Ltd.	9,200	190,412
Perusahaan Gas Negara Persero Tbk	118,500	16,497
Petronas Gas Bhd	24,000	102,785
Toho Gas Company Ltd.	1,400	48,472
Tokyo Gas Company Ltd.	9,700	257,508
		2,305,887
General Merchandise Stores – 0.1%
Canadian Tire Corporation Ltd., Class A	1,522	198,544
Dollarama Inc.	9,093	352,259
Don Quijote Holdings Company Ltd.	3,100	148,892
Harvey Norman Holdings Ltd.	20,526	50,350
Ryohin Keikaku Company Ltd.	700	246,468
		996,513
Gold – 0.1%
Agnico Eagle Mines Ltd.	5,834	267,297
AngloGold Ashanti Ltd.	14,863	121,582
Barrick Gold Corp.	30,839	404,872
Cia de Minas Buenaventura S.A. ADR	4,389	59,822
Franco-Nevada Corp.	5,022	366,309
Gold Fields Ltd.	31,089	111,597
Goldcorp Inc.	23,809	326,696

	Number of Shares	Fair Value
Kinross Gold Corp.	26,336	$99,102	(a)
Klondex Mines Ltd.	1,624	3,751	(a)
Newcrest Mining Ltd.	20,430	329,065
Randgold Resources Ltd.	2,580	198,244
Zijin Mining Group Company Ltd., Class H	230,000	87,949
		2,376,286
Healthcare Distributors – 0.0% *
Alfresa Holdings Corp.	5,464	128,504
Medipal Holdings Corp.	5,400	108,619
Shanghai Pharmaceuticals Holding Company Ltd., Class H	22,700	62,642
Sinopharm Group Company Ltd., Class H	25,200	101,340
Suzuken Company Ltd.	1,700	71,981
		473,086
Healthcare Equipment – 0.4%
Cochlear Ltd.	1,449	214,301
CYBERDYNE Inc.	2,700	31,640	(a)
Fisher & Paykel Healthcare Corporation Ltd.	14,354	144,706
Koninklijke Philips N.V.	24,427	1,038,832
LivaNova PLC	1,190	118,786	(a)
Medtronic PLC	45,163	3,866,404
Novocure Ltd.	1,339	41,911	(a)
Olympus Corp.	7,300	273,507
Oxford Immunotec Global PLC	448	5,775	(a)
Siemens Healthineers AG	3,548	146,457	(a,d)
Smith & Nephew PLC	24,417	450,667
Sonova Holding AG	1,436	257,206
STERIS PLC	565	59,331
Straumann Holding AG	307	233,431
Sysmex Corp.	4,300	401,408
Terumo Corp.	8,458	484,885
William Demant Holding A/S	2,839	114,245	(a)
Wright Medical Group N.V.	1,971	51,167	(a)
		7,934,659
Healthcare Facilities – 0.0% *
Bangkok Dusit Medical Services PCL NVDR	109,000	82,252
Bumrungrad Hospital PCL NVDR	13,000	65,333
Healthscope Ltd.	37,679	61,524
IHH Healthcare Bhd	53,000	80,035
Life Healthcare Group Holdings Ltd.	54,534	98,992
Mediclinic International PLC	10,371	72,104
Netcare Ltd.	33,031	66,562
NMC Health PLC	2,422	114,540
Ramsay Health Care Ltd.	3,819	152,314
Ryman Healthcare Ltd.	15,299	123,987
		917,643
Healthcare Services – 0.1%
Fresenius Medical Care AG & Company KGaA	6,060	611,169
Fresenius SE & Company KGaA	10,909	876,293
Sonic Healthcare Ltd.	10,002	181,276
		1,668,738
Healthcare Supplies – 0.1%
Coloplast A/S, Class B	3,054	305,232
ConvaTec Group PLC	38,285	107,359	(d)
Essilor International Cie Generale d’Optique S.A.	5,373	758,436
Hoya Corp.	9,900	562,995
Shandong Weigao Group Medical Polymer Company Ltd., Class H	60,000	42,445
		1,776,467
Healthcare Technology – 0.0% *
Alibaba Health Information Technology Ltd.	44,000	42,455	(a)
M3 Inc.	5,100	203,282
		245,737
Heavy Electrical Equipment – 0.1%
Bharat Heavy Electricals Ltd.	33,360	34,935
Doosan Heavy Industries & Construction Company Ltd.	2,060	28,927	(a)
Melrose Industries PLC	123,607	347,110

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Mitsubishi Electric Corp.	49,627	$660,633
Shanghai Electric Group Company Ltd., Class H	108,000	36,342	(a)
Siemens Gamesa Renewable Energy S.A.	7,678	103,136
Vestas Wind Systems A/S	5,674	351,207
		1,562,290
Highways & Railtracks – 0.1%
Atlantia S.p.A.	11,936	352,857
CCR S.A.	36,100	94,956
Getlink	12,314	168,860
Jasa Marga Persero Tbk PT	86,987	25,374
Jiangsu Expressway Company Ltd., Class H	44,000	52,438
Promotora y Operadora de Infraestructura SAB de C.V.	4,540	40,984
Transurban Group	57,663	509,973
Zhejiang Expressway Company Ltd., Class H	52,000	46,396
		1,291,838
Home Building – 0.1%
Barratt Developments PLC	24,654	167,760
Berkeley Group Holdings PLC	3,513	175,550
Iida Group Holdings Company Ltd.	5,300	102,253
Persimmon PLC	8,073	269,977
Sekisui Chemical Company Ltd.	10,823	184,479
Sekisui House Ltd.	17,500	309,665
Taylor Wimpey PLC	88,609	209,288
		1,418,972
Home Entertainment Software – 0.1%
Konami Holdings Corp.	2,600	132,388
NCSoft Corp.	441	146,802
Nexon Company Ltd.	10,000	145,263	(a)
Nintendo Company Ltd.	3,000	980,454
UbiSoft Entertainment S.A.	1,569	172,161	(a)
		1,577,068
Home Furnishing Retail – 0.0% *
Nitori Holdings Company Ltd.	2,200	343,213
Home Furnishings – 0.0% *
Hanssem Company Ltd.	113	10,646
Home Improvement Retail – 0.0% *
Home Product Center PCL NVDR	107,359	43,423
Kingfisher PLC	60,579	237,539
		280,962
Hotels, Resorts & Cruise Lines – 0.1%
Accor S.A.	5,072	248,835
Belmond Ltd., Class A	1,687	18,810	(a)
Carnival PLC	5,217	299,410
Flight Centre Travel Group Ltd.	1,226	57,656
Huazhu Group Ltd. ADR ADR	800	33,592
InterContinental Hotels Group PLC	4,966	309,461
Minor International PCL NVDR	48,840	47,911
Shangri-La Asia Ltd.	34,000	63,966
TUI AG	11,841	259,900
		1,339,541
Household Appliances – 0.0% *
Arcelik AS	8,562	28,502
Coway Company Ltd.	1,103	85,707
Electrolux AB, Class B	6,513	148,519
Haier Electronics Group Company Ltd.	31,000	106,093
Husqvarna AB, Class B	9,558	90,836
Rinnai Corp.	700	61,743
SEB S.A.	577	100,782
Techtronic Industries Company Ltd.	36,000	200,753
		822,935
Household Products – 0.2%
Essity AB, Class B	17,078	422,273
Henkel AG & Company KGaA	2,899	322,395
Hindustan Unilever Ltd.	19,404	464,787
Kimberly-Clark de Mexico SAB de C.V., Class A	32,800	55,986	(a)
Lion Corp.	7,000	128,289
Reckitt Benckiser Group PLC	18,132	1,493,541

	Number of Shares	Fair Value
Unicharm Corp.	10,200	$306,925
Unilever Indonesia Tbk PT	40,100	129,003
		3,323,199
Human Resource & Employment Services – 0.1%
51job Inc. ADR	800	78,112	(a)
Adecco Group AG	4,533	268,250
Persol Holdings Company Ltd.	5,100	113,773
Randstad N.V.	3,215	189,260
Recruit Holdings Company Ltd.	28,600	791,655
Seek Ltd.	8,596	138,519
		1,579,569
Hypermarkets & Super Centers – 0.1%
Aeon Company Ltd.	15,500	331,648
Carrefour S.A.	15,763	255,265
Cencosud S.A.	43,221	106,897
E-MART Inc.	682	155,737
METRO AG	5,289	65,364
Sun Art Retail Group Ltd.	41,500	54,272
Wal-Mart de Mexico SAB de C.V.	139,124	370,606
Wesfarmers Ltd.	29,704	1,083,294
		2,423,083
Independent Power Producers & Energy Traders – 0.0% *
Aboitiz Power Corp.	66,300	43,171
CGN Power Company Ltd., Class H	184,000	47,610	(d)
China Resources Power Holdings Company Ltd.	50,000	88,077
Colbun S.A.	260,471	54,007
Electric Power Development Company Ltd.	4,300	111,028
Glow Energy PCL NVDR	17,700	50,621
Huaneng Power International Inc., Class H	126,000	83,513
NTPC Ltd.	44,321	103,274
Uniper SE	5,110	152,376
		733,677
Industrial Conglomerates – 0.4%
Aboitiz Equity Ventures Inc.	66,580	67,993
Alfa SAB de C.V., Class A	80,824	94,987
Alliance Global Group Inc.	117,400	25,562	(a)
CITIC Ltd.	167,000	235,426
CJ Corp.	242	30,834
CK Hutchison Holdings Ltd.	75,064	796,044
DCC PLC	2,414	219,750
DMCI Holdings Inc.	140,000	27,545
Far Eastern New Century Corp.	69,916	66,273
Fosun International Ltd.	84,500	158,974
Grupo Carso SAB de C.V.	7,800	26,608
Hanwha Corp.	2,100	59,448
Industries Qatar QSC	5,401	158,722
Jardine Matheson Holdings Ltd.	5,900	372,290
Jardine Strategic Holdings Ltd.	6,200	226,176
JG Summit Holdings Inc.	62,960	58,987
Keihan Holdings Company Ltd.	2,400	86,128
Keppel Corporation Ltd.	34,300	179,864
KOC Holding AS	23,474	72,863
LG Corp.	2,760	178,552
Lotte Corp.	1,125	57,840	(a)
NWS Holdings Ltd.	37,653	65,175
Samsung C&T Corp.	2,265	236,763
Seibu Holdings Inc.	5,300	89,382
Sembcorp Industries Ltd.	25,600	51,632
Shanghai Industrial Holdings Ltd.	20,000	46,600
Siemens AG	20,535	2,714,523
Siemens Ltd.	2,575	36,845
Sime Darby Bhd	71,462	43,342
SK Holdings Company Ltd.	875	203,342	(a)
SM Investments Corp.	6,891	112,983
Smiths Group PLC	10,758	241,171
The Bidvest Group Ltd.	11,502	165,327
Toshiba Corp.	179,000	538,139	(a)
Turkiye Sise ve Cam Fabrikalari A/S	25,511	23,555
		7,769,645
Industrial Gases – 0.1%
Air Liquide S.A.	11,258	1,415,639
Air Water Inc.	2,800	51,417

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Linde AG	5,077	$1,211,613
Taiyo Nippon Sanso Corp.	2,400	34,408
		2,713,077
Industrial Machinery – 0.4%
Alfa Laval AB	7,568	179,852
Amada Holdings Company Ltd.	8,600	82,689
ANDRITZ AG	2,708	143,732
Atlas Copco AB A Shares	17,986	524,340
Atlas Copco AB B Shares	10,231	268,355
China Conch Venture Holdings Ltd.	53,500	195,712
Daifuku Company Ltd.	2,500	109,579
FANUC Corp.	5,100	1,013,186
GEA Group AG	4,809	162,210
Hiwin Technologies Corp.	2,956	34,904
Hoshizaki Corp.	1,500	151,808
Hyundai Heavy Industries Holdings Company Ltd.	245	77,710	(a)
IHI Corp.	3,900	135,909
JTEKT Corp.	5,600	76,241
Kawasaki Heavy Industries Ltd.	4,100	120,855
Kone Oyj, Class B	8,624	439,611
Kurita Water Industries Ltd.	2,800	79,881
Makita Corp.	5,700	255,500
Metso Oyj	3,262	109,305
MINEBEA MITSUMI Inc.	10,300	174,263
MISUMI Group Inc.	8,200	239,119
Mitsubishi Heavy Industries Ltd.	7,700	280,221
Nabtesco Corp.	3,100	95,436
NGK Insulators Ltd.	7,700	137,156
NSK Ltd.	9,900	102,160
Pentair PLC	5,632	236,995
Sandvik AB	30,000	533,199
Schindler Holding AG	1,116	240,070
Schindler Holding AG	511	107,454
SKF AB, Class B	11,126	207,322
SMC Corp.	1,500	550,219
Sumitomo Heavy Industries Ltd.	3,000	101,296
The Weir Group PLC	6,522	172,213
THK Company Ltd.	3,300	94,592
Wartsila Oyj Abp	10,966	215,480
WEG S.A.	17,082	72,148
		7,720,722
Industrial REITs – 0.0% *
Ascendas Real Estate Investment Trust	68,150	131,952
Goodman Group	41,378	294,104
Nippon Prologis REIT Inc.	59	122,405
Segro PLC	27,154	239,980
		788,441
Insurance Brokers – 0.1%
Aon PLC	8,106	1,111,900
Willis Towers Watson PLC	4,363	661,431
		1,773,331
Integrated Oil & Gas – 1.2%
BP PLC	526,140	4,017,084
Cenovus Energy Inc.	26,809	278,188
China Petroleum & Chemical Corp., Class H	721,400	644,579
Ecopetrol S.A.	115,657	119,123
Eni S.p.A.	68,934	1,280,177
Equinor ASA	33,029	876,948
Galp Energia SGPS S.A.	13,729	261,839
Gazprom PJSC ADR	148,753	654,662
Husky Energy Inc.	9,854	153,490
Imperial Oil Ltd.	8,144	270,548
LUKOIL PJSC ADR	11,883	819,095
MOL Hungarian Oil & Gas PLC	12,112	116,955
OMV AG	4,339	246,056
Origin Energy Ltd.	46,625	345,522	(a)
PetroChina Company Ltd., Class H	530,000	403,304
Petroleo Brasileiro S.A.	84,800	428,033
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	96,704
PTT PCL NVDR	295,000	427,407
Repsol S.A.	32,228	630,830

	Number of Shares	Fair Value
Rosneft Oil Company PJSC GDR	33,380	$207,624
Royal Dutch Shell PLC, Class A	122,523	4,252,698
Royal Dutch Shell PLC, Class B	98,895	3,542,913
Suncor Energy Inc.	44,147	1,795,480
Surgutneftegas OJSC ADR	3,950	19,474
Surgutneftegas OJSC ADR	17,768	79,423
Total S.A.	64,877	3,954,760
		25,922,916
Integrated Telecommunication Services – 0.5%
BCE Inc.	4,587	185,649
Bezeq The Israeli Telecommunication Corporation Ltd.	71,154	80,007
Bharti Infratel Ltd.	20,103	88,184
BT Group PLC	218,321	627,783
China Communications Services Corporation Ltd., Class H	84,000	53,213
China Telecom Corporation Ltd., Class H	324,000	151,563
China Unicom Hong Kong Ltd.	164,000	204,858
Chunghwa Telecom Company Ltd.	106,000	382,439
Deutsche Telekom AG	88,762	1,375,225	(a)
Elisa Oyj	3,759	174,105
Emirates Telecommunications Group Co. PJSC	34,000	149,490
Hellenic Telecommunications Organization S.A.	5,504	68,118
HKT Trust & HKT Ltd.	93,280	119,610
Koninklijke KPN N.V.	83,487	227,117
KT Corp.	1,110	27,289
Nippon Telegraph & Telephone Corp.	18,400	836,567
Ooredoo QPSC	3,023	60,369
Orange Polska S.A.	28,318	35,095	(a)
Orange S.A.	53,791	900,919
PCCW Ltd.	89,000	50,141
Proximus SADP	3,944	88,919
Singapore Telecommunications Ltd.	208,500	470,979
Spark New Zealand Ltd.	39,855	100,650
Swisscom AG	672	299,945
Telecom Italia S.p.A.	296,323	220,523	(a)
Telecom Italia S.p.A.	190,334	124,357
Telefonica Deutschland Holding AG	18,390	72,487
Telefonica S.A.	122,805	1,043,671
Telekom Malaysia Bhd	42,600	32,798
Telekomunikasi Indonesia Persero Tbk PT	1,277,700	334,360
Telenor ASA	19,438	398,638
Telia Company AB	69,057	316,183
Telstra Corporation Ltd.	115,589	223,756
TELUS Corp.	5,760	204,487
TPG Telecom Ltd.	9,892	37,786
True Corporation PCL NVDR	237,369	37,973
		9,805,253
Internet & Direct Marketing Retail – 0.1%
Ctrip.com International Ltd. ADR	11,426	544,220	(a)
JD.com Inc. ADR	19,658	765,679	(a)
Rakuten Inc.	25,700	173,878
Start Today Company Ltd.	4,400	159,491
Vipshop Holdings Ltd. ADR	7,000	75,950	(a)
Zalando SE	3,266	182,539	(a,d)
		1,901,757
Internet Software & Services – 0.9%
58.com Inc. ADR	2,400	166,416	(a)
Alibaba Group Holding Ltd. ADR	31,013	5,753,842	(a)
Auto Trader Group PLC	22,838	128,417	(d)
Autohome Inc. ADR	1,100	111,100
Baidu Inc. ADR	7,452	1,810,836	(a)
DeNA Company Ltd.	2,000	37,503
Kakaku.com Inc.	3,100	70,024
Kakao Corp.	954	98,011
Momo Inc. ADR	3,500	152,250	(a)
NAVER Corp.	780	533,997
NetEase Inc. ADR	2,271	573,814
REA Group Ltd.	1,262	84,730
Shopify Inc., Class A	2,200	320,622	(a)
SINA Corp.	1,700	143,973	(a)
Tencent Holdings Ltd.	153,300	7,694,847

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Tucows Inc., Class A	170	$10,310	(a)
United Internet AG	3,650	209,072
Weibo Corp. ADR	1,170	103,849	(a)
Yahoo Japan Corp.	38,200	126,914
YY Inc. ADR	1,100	110,517	(a)
		18,241,044
Investment Banking & Brokerage – 0.1%
China Galaxy Securities Company Ltd., Class H	108,000	55,477
CITIC Securities Company Ltd., Class H	49,500	98,931
Daiwa Securities Group Inc.	40,000	232,312
GF Securities Company Ltd. H Shares	48,600	70,867
Haitong Securities Company Ltd., Class H	98,000	99,056
Huatai Securities Company Ltd. H Shares	52,400	83,354	(d)
Korea Investment Holdings Company Ltd.	626	47,238
Mediobanca Banca di Credito Finanziario S.p.A.	15,176	141,077
NH Investment & Securities Company Ltd.	2,669	35,802
Nomura Holdings Inc.	96,545	469,106
Samsung Securities Company Ltd.	1,372	42,779
Yuanta Financial Holding Company Ltd.	219,211	99,940
		1,475,939
IT Consulting & Other Services – 0.4%
Accenture PLC, Class A	21,567	3,528,146	(b)
Atos SE	2,475	337,949
Capgemini SE	4,515	607,276
CGI Group Inc., Class A	6,285	398,041	(a)
Fujitsu Ltd.	55,000	333,580
HCL Technologies Ltd.	17,282	233,634
Infosys Ltd.	47,028	897,249
Nomura Research Institute Ltd.	3,110	150,776
NTT Data Corp.	15,500	178,558
Obic Company Ltd.	1,800	149,018
Otsuka Corp.	2,600	101,991
Samsung SDS Company Ltd.	841	151,297
Tata Consultancy Services Ltd.	25,966	700,265
Tech Mahindra Ltd.	9,252	88,509
Wipro Ltd.	26,911	102,711
		7,959,000
Leisure Facilities – 0.0% *
Merlin Entertainments PLC	22,365	114,182	(d)
Oriental Land Company Ltd.	5,106	535,885
		650,067
Leisure Products – 0.0% *
Bandai Namco Holdings Inc.	5,200	214,544
Giant Manufacturing Company Ltd.	10,000	42,311
Sankyo Company Ltd.	800	31,310
Sega Sammy Holdings Inc.	3,600	61,687
Shimano Inc.	2,000	293,595
Yamaha Corp.	4,160	216,328
		859,775
Life & Health Insurance – 0.6%
Aegon N.V.	45,888	275,169
AIA Group Ltd.	324,400	2,836,528
Cathay Financial Holding Company Ltd.	205,417	362,479
China Life Insurance Company Ltd.	85,666	90,194
China Life Insurance Company Ltd., Class H	212,000	547,196
China Taiping Insurance Holdings Company Ltd.	40,488	126,695
CNP Assurances	5,764	131,163
Dai-ichi Life Holdings Inc.	29,400	524,483
Discovery Ltd.	11,285	121,444
Great-West Lifeco Inc.	8,127	199,677
Hanwha Life Insurance Company Ltd.	8,480	40,327
Industrial Alliance Insurance & Financial Services Inc.	2,375	91,627
Japan Post Holdings Company Ltd.	40,300	441,330
Legal & General Group PLC	167,728	589,038
Liberty Holdings Ltd.	4,059	34,447

	Number of Shares	Fair Value
Manulife Financial Corp.	54,093	$971,285
Medibank Private Ltd.	73,749	159,109
MMI Holdings Ltd.	36,164	46,622
New China Life Insurance Company Ltd., Class H	23,300	96,967
NN Group N.V.	8,548	347,711
Old Mutual Ltd.	137,462	272,952	(a)
Ping An Insurance Group Company of China Ltd., Class H	141,500	1,302,194
Poste Italiane S.p.A.	12,446	104,190	(d)
Power Corporation of Canada	9,624	215,387
Power Financial Corp.	7,564	176,816
Prudential PLC	69,057	1,581,388
Rand Merchant Investment Holdings Ltd.	22,756	62,177
Samsung Life Insurance Company Ltd.	2,185	192,915
Sanlam Ltd.	42,288	216,188
Shin Kong Financial Holding Company Ltd.	265,751	102,418
Sony Financial Holdings Inc.	3,800	72,593
Sun Life Financial Inc.	16,723	671,615
Swiss Life Holding AG	902	313,400	(a)
T&D Holdings Inc.	13,800	207,377
		13,525,101
Life Sciences Tools & Services – 0.1%
Eurofins Scientific SE	326	181,328
Genscript Biotech Corp.	26,000	71,914
Lonza Group AG	1,995	529,415	(a)
QIAGEN N.V.	5,790	210,916	(a)
Samsung Biologics Company Ltd.	423	158,269	(a,d)
Wuxi Biologics Cayman Inc.	11,500	128,039	(a,d)
		1,279,881
Managed Healthcare – 0.0% *
Odontoprev S.A.	10,100	34,311
Triple-S Management Corp., Class B	349	13,632	(a)
		47,943
Marine – 0.0% *
AP Moller - Maersk A/S, Class A	91	108,019
AP Moller - Maersk A/S, Class B	168	209,240
Costamare Inc.	633	5,051
Evergreen Marine Corporation Taiwan Ltd.	72,001	30,701	(a)
Kuehne + Nagel International AG	1,482	222,684
MISC Bhd	11,500	16,854
Mitsui OSK Lines Ltd.	2,800	67,444
Nippon Yusen KK	4,500	89,338
Safe Bulkers Inc.	336	1,142	(a)
		750,473
Marine Ports & Services – 0.0% *
Adani Ports & Special Economic Zone Ltd.	26,135	142,338
China Merchants Port Holdings Company Ltd.	47,398	96,301
COSCO SHIPPING Ports Ltd.	63,292	52,761
DP World Ltd.	6,267	144,141
International Container Terminal Services Inc.	26,800	38,818
Kamigumi Company Ltd.	4,000	83,167
		557,526
Metal & Glass Containers – 0.0% *
CCL Industries Inc., Class B	3,800	186,180
Toyo Seikan Group Holdings Ltd.	3,200	56,220
		242,400
Motorcycle Manufacturers – 0.0% *
Bajaj Auto Ltd.	3,146	129,040
Hero MotoCorp Ltd.	1,341	67,985
Yamaha Motor Company Ltd.	6,900	173,551
		370,576
Movies & Entertainment – 0.0% *
Alibaba Pictures Group Ltd.	360,000	39,462	(a)
Eros International PLC	411	5,343	(a)
IMAX Corp.	1,004	22,239	(a)
Toho Company Ltd.	3,100	103,972
Vivendi S.A.	27,016	662,394
		833,410

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Multi-Line Insurance – 0.4%
Ageas	5,540	$279,492
Allianz SE	11,608	2,399,139
Assicurazioni Generali S.p.A.	33,424	560,778
Aviva PLC	104,855	697,712
AXA S.A.	50,947	1,250,039
Baloise Holding AG	1,357	197,205
BB Seguridade Participacoes S.A.	19,900	126,515
China Pacific Insurance Group Company Ltd., Class H	67,800	262,283
Fairfax Financial Holdings Ltd.	773	432,885
Gjensidige Forsikring ASA	7,732	126,742
Mapfre S.A.	20,481	61,814
Porto Seguro S.A.	4,400	46,523
Powszechny Zaklad Ubezpieczen S.A.	10,589	110,247
Sampo Oyj, Class A	11,378	555,287
Sul America S.A.	5,783	27,477
Zurich Insurance Group AG	3,981	1,179,125
		8,313,263
Multi-Sector Holdings – 0.1%
Ayala Corp.	7,150	123,259
Eurazeo S.A.	1,081	81,975
EXOR N.V.	2,735	184,251
Groupe Bruxelles Lambert S.A.	2,203	232,313
Grupo de Inversiones Suramericana S.A.	8,633	110,522
GT Capital Holdings Inc.	2,225	37,940
Haci Omer Sabanci Holding AS	34,397	66,298
Industrivarden AB, Class C	4,939	95,898
Investor AB, Class B	12,087	493,019
Kinnevik AB, Class B	6,884	236,162
L E Lundbergforetagen AB, B Shares	1,568	48,235
Metro Pacific Investments Corp.	129,200	11,136
Onex Corp.	2,466	180,884
Pargesa Holding S.A.	1,294	109,598
Remgro Ltd.	15,705	234,081
Wendel S.A.	781	107,599
		2,353,170
Multi-Utilities – 0.2%
AGL Energy Ltd.	18,361	304,964
Atco Ltd., Class I	2,398	73,975
Canadian Utilities Ltd., Class A	2,362	59,613
Centrica PLC	140,336	292,092
E.ON SE	57,219	611,543
Engie S.A.	49,145	753,390
Innogy SE	4,122	176,576	(d)
National Grid PLC	91,442	1,012,170
RWE AG	13,542	308,709
Suez	11,414	147,990
Veolia Environnement S.A.	14,239	304,732
YTL Corporation Bhd	204,408	57,180
		4,102,934
Office REITs – 0.0% *
CapitaLand Commercial Trust	63,313	77,081
City Office REIT Inc.	452	5,799
Dexus	25,446	182,556
Japan Prime Realty Investment Corp.	22	79,944
Japan Real Estate Investment Corp.	36	190,457
Nippon Building Fund Inc.	32	184,607
		720,444
Office Services & Supplies – 0.0% *
Societe BIC S.A.	555	51,450
Oil & Gas Drilling – 0.0% *
China Oilfield Services Ltd., Class H	58,000	54,781
Ensco PLC, Class A	2,842	20,633
Noble Corporation PLC	4,625	29,276	(a)
Ocean Rig UDW Inc., A Shares	1,028	30,305	(a)
Transocean Ltd.	2,879	38,694	(a)
		173,689
Oil & Gas Equipment & Services – 0.0% *
Core Laboratories N.V.	297	37,485
Frank’s International N.V.	1,449	11,302
John Wood Group PLC	17,318	143,541

	Number of Shares	Fair Value
TechnipFMC PLC	13,899	$441,154
Tenaris S.A.	13,599	249,515
		882,997
Oil & Gas Exploration & Production – 0.3%
ARC Resources Ltd.	11,975	123,624
Canadian Natural Resources Ltd.	29,895	1,078,352
CNOOC Ltd.	465,000	802,516
Crescent Point Energy Corp.	11,545	84,781
Encana Corp.	26,924	351,427
Inpex Corp.	24,900	258,408
Lundin Petroleum AB	5,364	171,305
Novatek PJSC GDR GDR	2,695	399,669
Oil & Natural Gas Corporation Ltd.	43,306	100,119
Oil Search Ltd.	37,134	244,184
PrairieSky Royalty Ltd.	6,224	122,781
PTT Exploration & Production PCL NVDR	52,000	220,525
Santos Ltd.	50,308	233,056	(a)
Seven Generations Energy Ltd., Class A	7,200	79,310	(a)
Tatneft PJSC ADR	7,219	456,674
Tourmaline Oil Corp.	6,249	111,588
Vermilion Energy Inc.	2,305	83,074
Woodside Petroleum Ltd.	23,384	612,652
		5,534,045
Oil & Gas Refining & Marketing – 0.2%
Bharat Petroleum Corporation Ltd.	19,440	105,918
Caltex Australia Ltd.	7,005	168,415
Cosan S.A. Industria e Comercio	5,500	50,291
Empresas COPEC S.A.	11,610	179,185
Formosa Petrochemical Corp.	29,000	116,519
Grupa Lotos S.A.	2,254	34,268
GS Holdings Corp.	895	43,686
Idemitsu Kosan Company Ltd.	3,200	114,115
IRPC PCL NVDR	378,600	66,281
JXTG Holdings Inc.	86,750	603,213
Neste Oyj	3,682	288,888
Petronas Dagangan Bhd	8,900	54,640
Polski Koncern Naftowy ORLEN S.A.	9,561	214,666
Reliance Industries Ltd.	74,629	1,059,227
S-Oil Corp.	1,258	123,599
Showa Shell Sekiyu KK	4,200	62,679
SK Innovation Company Ltd.	1,627	294,889
Thai Oil PCL NVDR	30,500	71,578
Tupras Turkiye Petrol Rafinerileri AS	3,135	73,906
		3,725,963
Oil & Gas Storage & Transportation – 0.2%
AltaGas Ltd.	4,683	96,654
Ardmore Shipping Corp.	614	5,035	(a)
DHT Holdings Inc.	1,868	8,761
Enagas S.A.	6,056	177,050
Enbridge Inc.	45,407	1,622,357
Frontline Ltd.	1,321	7,715
Golar LNG Ltd.	1,672	49,257
Inter Pipeline Ltd.	8,548	160,115
Keyera Corp.	4,876	135,592
Koninklijke Vopak N.V.	1,308	60,429
Kunlun Energy Company Ltd.	82,000	71,805
Pembina Pipeline Corp.	12,748	441,230
Scorpio Tankers Inc.	4,700	13,207
Snam S.p.A.	63,134	263,594
Teekay Corp.	991	7,680
Teekay Tankers Ltd., Class A	2,370	2,773
TransCanada Corp.	23,806	1,029,370
Ultrapar Participacoes S.A.	9,400	112,265
		4,264,889
Other Diversified Financial Services – 0.1%
AMP Ltd.	83,017	218,360
Challenger Ltd.	16,883	147,568
FGL Holdings	2,690	22,569	(a)
FirstRand Ltd.	89,181	415,706
Fubon Financial Holding Company Ltd.	167,000	279,899
ORIX Corp.	34,200	540,951

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
RMB Holdings Ltd.	14,855	$82,142
Standard Life Aberdeen PLC	75,166	323,218
		2,030,413
Packaged Foods & Meats – 0.6%
a2 Milk Company Ltd.	17,008	131,965	(a)
Ajinomoto Company Inc.	13,100	247,891
Associated British Foods PLC	9,271	335,132
Barry Callebaut AG	54	96,802
BRF S.A.	12,000	56,142	(a)
Calbee Inc.	2,400	90,245
Charoen Pokphand Foods PCL NVDR	115,100	84,075
China Huishan Dairy Holdings Company Ltd.	55,000	—	(a,i,**)
China Mengniu Dairy Company Ltd.	77,000	261,069	(a)
Chocoladefabriken Lindt & Spruengli AG	26	168,367
Chocoladefabriken Lindt & Spruengli AG	3	227,806
CJ CheilJedang Corp.	140	44,280
Danone S.A.	16,395	1,203,457
Gruma SAB de C.V., Class B	4,540	56,104
Grupo Bimbo SAB de C.V., Class A	35,400	69,681
Indofood CBP Sukses Makmur Tbk PT	64,000	39,525
Indofood Sukses Makmur Tbk PT	63,900	29,654
JBS S.A.	25,900	62,606
Kerry Group PLC, Class A	4,207	440,105
Kikkoman Corp.	4,000	201,869
M Dias Branco S.A.	3,600	34,995
Marine Harvest ASA	13,598	270,612
MEIJI Holdings Company Ltd.	3,400	286,697
Nestle India Ltd.	845	120,989
Nestle S.A.	81,695	6,326,951
NH Foods Ltd.	2,500	101,002
Nisshin Seifun Group Inc.	5,400	114,323
Nissin Foods Holdings Company Ltd.	1,600	115,704
Orion Corp.	338	45,188
Orkla ASA	23,958	209,879
Pioneer Foods Group Ltd.	4,038	32,970
PPB Group Bhd	17,800	86,720
Saputo Inc.	6,496	215,554
Standard Foods Corp.	15,916	32,209
Tiger Brands Ltd.	4,749	114,825
Tingyi Cayman Islands Holding Corp.	46,000	106,712
Toyo Suisan Kaisha Ltd.	2,500	89,040
Ulker Biskuvi Sanayi AS	3,012	11,854	(a)
Uni-President Enterprises Corp.	121,303	307,947
Universal Robina Corp.	30,200	68,472
Want Want China Holdings Ltd.	141,000	125,446
WH Group Ltd.	197,500	160,861	(d)
Yakult Honsha Company Ltd.	2,500	167,020
Yamazaki Baking Company Ltd.	4,000	104,726
		13,097,471
Paper Packaging – 0.0% *
Amcor Ltd.	30,780	327,709
Klabin S.A.	19,600	99,849
Smurfit Kappa Group PLC	5,565	225,461
		653,019
Paper Products – 0.1%
Empresas CMPC S.A.	31,429	116,038
Fibria Celulose S.A.	5,900	111,286
Mondi Ltd.	2,641	71,600
Mondi PLC	9,702	262,714
Nine Dragons Paper Holdings Ltd.	25,000	31,866
Oji Holdings Corp.	22,000	136,451
Sappi Ltd.	19,577	130,692
Stora Enso Oyj, Class R	15,040	294,305
Suzano Papel e Celulose S.A.	9,200	107,533
UPM-Kymmene Oyj	13,658	488,279
		1,750,764
Personal Products – 0.4%
AMOREPACIFIC Corp.	813	235,256
AMOREPACIFIC Group	712	78,898
Beiersdorf AG	2,570	291,779
Dabur India Ltd.	13,803	78,861
Godrej Consumer Products Ltd.	4,735	84,707

	Number of Shares	Fair Value
Hengan International Group Company Ltd.	19,500	$187,656
Kao Corp.	12,900	984,110
Kobayashi Pharmaceutical Company Ltd.	1,100	95,039
Kose Corp.	900	193,951
L’Oreal S.A.	6,627	1,636,451
LG Household & Health Care Ltd.	236	295,609
Marico Ltd.	10,808	52,317
Natura Cosmeticos S.A.	3,000	23,603
Pola Orbis Holdings Inc.	1,800	79,222
Shiseido Company Ltd.	10,355	822,492
Unilever N.V.	40,757	2,273,890
Unilever PLC	33,265	1,841,048
		9,254,889
Pharmaceuticals – 1.4%
Aspen Pharmacare Holdings Ltd.	11,107	209,251
Astellas Pharma Inc.	51,000	777,673
AstraZeneca PLC	33,942	2,353,971
Aurobindo Pharma Ltd.	9,370	83,026
Bayer AG	24,130	2,658,122
China Medical System Holdings Ltd.	44,000	87,939
China Resources Pharmaceutical Group Ltd.	54,000	74,749	(d)
Chugai Pharmaceutical Company Ltd.	5,500	288,494
Cipla Ltd.	12,861	115,752
CSPC Pharmaceutical Group Ltd.	134,000	404,795
Daiichi Sankyo Company Ltd.	14,600	558,481
Dr Reddy’s Laboratories Ltd.	3,837	125,168
Eisai Company Ltd.	6,457	454,931
Endo International PLC	4,186	39,474	(a)
GlaxoSmithKline PLC	130,774	2,641,268
Glenmark Pharmaceuticals Ltd.	5,757	48,991
H Lundbeck A/S	1,594	112,003
Hanmi Pharm Company Ltd.	120	45,330
Hisamitsu Pharmaceutical Company Inc.	1,500	126,619
Hypera S.A.	8,000	57,410
Ipsen S.A.	1,211	189,958
Kalbe Farma Tbk PT	295,000	25,115
Kyowa Hakko Kirin Company Ltd.	8,000	161,278
Lupin Ltd.	6,036	79,623
Merck KGaA	3,477	339,462
Mitsubishi Tanabe Pharma Corp.	5,900	101,951
Novartis AG	58,331	4,422,335
Novo Nordisk A/S, Class B	46,638	2,163,261
Ono Pharmaceutical Company Ltd.	10,200	239,150
Orion Oyj, Class B	2,832	76,347
Otsuka Holdings Company Ltd.	10,657	516,085
Perrigo Company PLC	4,533	330,501
Piramal Enterprises Ltd.	2,252	83,365
Recordati S.p.A.	3,367	133,895
Richter Gedeon Nyrt	2,156	39,389
Roche Holding AG	18,421	4,091,597
Sanofi	30,201	2,420,681
Santen Pharmaceutical Company Ltd.	10,600	184,793
Shanghai Fosun Pharmaceutical Group Company Ltd. H Shares	16,000	87,796
Shionogi & Company Ltd.	7,758	398,599
Sino Biopharmaceutical Ltd.	177,000	271,633
Sumitomo Dainippon Pharma Company Ltd.	3,400	71,981
Sun Pharmaceutical Industries Ltd.	26,058	214,504
Taisho Pharmaceutical Holdings Company Ltd.	700	81,966
Takeda Pharmaceutical Company Ltd.	19,400	819,331
Teva Pharmaceutical Industries Ltd.	8,871	210,424
Teva Pharmaceutical Industries Ltd. ADR	15,371	373,823
Theravance Biopharma Inc.	789	17,895	(a)
UCB S.A.	3,463	272,271
Valeant Pharmaceuticals International Inc.	7,948	184,886	(a)
Vifor Pharma AG	1,112	177,671
Yuhan Corp.	190	37,079
		30,082,092

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Precious Metals & Minerals – 0.0% *
Anglo American Platinum Ltd.	1,523	$39,891
Fresnillo PLC	5,200	78,505
Industrias Penoles SAB de C.V.	2,630	47,639
		166,035
Property & Casualty Insurance – 0.3%
Admiral Group PLC	6,199	156,114
Argo Group International Holdings Ltd.	579	33,669
Aspen Insurance Holdings Ltd.	402	16,361
Chubb Ltd.	15,374	1,952,805
DB Insurance Company Ltd.	1,106	58,550
Direct Line Insurance Group PLC	40,658	184,064
Global Indemnity Ltd.	165	6,432
Hyundai Marine & Fire Insurance Company Ltd.	1,762	53,279
Insurance Australia Group Ltd.	58,709	370,007
Intact Financial Corp.	3,974	281,710
James River Group Holdings Ltd.	417	16,384
MS&AD Insurance Group Holdings Inc.	13,400	416,644
PICC Property & Casualty Company Ltd., Class H	183,900	198,540
Qatar Insurance Co. SAQ	5,654	55,127
QBE Insurance Group Ltd.	37,854	272,412
RSA Insurance Group PLC	27,906	250,311
Samsung Fire & Marine Insurance Company Ltd.	753	178,369
Sompo Holdings Inc.	9,260	374,530
Suncorp Group Ltd.	36,168	389,884
The People’s Insurance Company Group of China Ltd., Class H	224,000	105,355
Tokio Marine Holdings Inc.	18,300	857,960
Tryg A/S	2,560	60,094
XL Group Ltd.	8,729	488,388
		6,776,989
Publishing – 0.0% *
Axel Springer SE	1,610	116,451
Pearson PLC	20,641	241,174
Schibsted ASA, B Shares	3,679	103,819
Singapore Press Holdings Ltd.	45,337	86,451
		547,895
Railroads – 0.3%
Aurizon Holdings Ltd.	55,818	178,574
BTS Group Holdings PCL NVDR	100,000	26,562
Canadian National Railway Co.	19,828	1,620,818
Canadian Pacific Railway Ltd.	3,792	694,491
Central Japan Railway Co.	3,800	787,686
Container Corporation Of India Ltd.	3,036	28,902
East Japan Railway Co.	8,057	772,131
Hankyu Hanshin Holdings Inc.	6,409	257,772
Keikyu Corp.	7,000	114,765
Keio Corp.	2,400	116,138
Keisei Electric Railway Company Ltd.	3,000	103,056
Kintetsu Group Holdings Company Ltd.	4,400	179,551
Kyushu Railway Co.	5,000	153,027
MTR Corporation Ltd.	43,500	240,636
Nagoya Railroad Company Ltd.	4,600	118,774
Odakyu Electric Railway Company Ltd.	8,900	191,073
Rumo S.A.	23,400	85,757	(a)
Tobu Railway Company Ltd.	5,000	153,027
Tokyu Corp.	14,072	242,399
West Japan Railway Co.	4,100	302,193
		6,367,332
Real Estate Development – 0.1%
Agile Group Holdings Ltd.	50,000	85,145
Bumi Serpong Damai Tbk PT	185,500	20,259
China Evergrande Group	97,000	247,277	(a)
China Jinmao Holdings Group Ltd.	114,000	57,251
China Overseas Land & Investment Ltd.	94,000	309,721
China Resources Land Ltd.	65,777	221,759
China Vanke Company Ltd., Class H	32,800	114,762
CIFI Holdings Group Company Ltd.	114,000	72,508
CK Asset Holdings Ltd.	67,064	532,549
Country Garden Holdings Company Ltd.	202,333	355,900

	Number of Shares	Fair Value
Emaar Properties PJSC	105,792	$141,703
Fullshare Holdings Ltd.	220,000	108,802	(a)
Guangzhou R&F Properties Company Ltd., Class H	33,600	67,839
Highwealth Construction Corp.	23,400	34,730
IOI Properties Group Bhd	93,258	36,938
Longfor Properties Company Ltd.	31,500	84,919
Ruentex Development Company Ltd.	33,448	38,617	(a)
Shimao Property Holdings Ltd.	27,500	72,207
Sino Land Company Ltd.	85,597	139,217
Sino-Ocean Group Holding Ltd.	104,500	60,738
Sunac China Holdings Ltd.	51,000	178,441
		2,981,282
Real Estate Operating Companies – 0.1%
Aeon Mall Company Ltd.	4,000	71,864
BR Malls Participacoes S.A.	18,383	46,347
Central Pattana PCL NVDR	44,200	93,056
Deutsche Wohnen SE	9,421	455,379
First Capital Realty Inc.	5,563	87,370
Hang Lung Group Ltd.	15,000	42,063
Hongkong Land Holdings Ltd.	27,800	198,770
Hulic Company Ltd.	10,000	106,803
Hysan Development Company Ltd.	15,000	83,743
Multiplan Empreendimentos Imobiliarios S.A.	3,375	50,001
NEPI Rockcastle PLC	9,520	85,057
SM Prime Holdings Inc.	245,000	165,040
SOHO China Ltd.	76,000	36,133
Swire Properties Ltd.	30,800	113,849
Swiss Prime Site AG	1,899	174,323	(a)
Vonovia SE	13,757	654,687
Wharf Real Estate Investment Company Ltd.	36,000	256,276
		2,720,761
Real Estate Services – 0.0% *
Altisource Portfolio Solutions S.A.	115	3,355	(a)
Regional Banks – 0.1%
Bank of Queensland Ltd.	12,904	97,153
Bendigo & Adelaide Bank Ltd.	11,341	90,831
BNK Financial Group Inc.	7,204	60,437
Chongqing Rural Commercial Bank Company Ltd., Class H	92,000	54,763
Concordia Financial Group Ltd.	32,500	165,485
DGB Financial Group Inc.	3,207	29,495
First BanCorp	4,014	30,707	(a)
Fukuoka Financial Group Inc.	19,000	95,545
Mebuki Financial Group Inc.	29,250	98,235
Resona Holdings Inc.	59,700	319,399
Seven Bank Ltd.	22,000	67,332
Shinsei Bank Ltd.	3,300	50,826
Suruga Bank Ltd.	4,900	43,840
The Bank of Kyoto Ltd.	1,600	74,103
The Chiba Bank Ltd.	13,900	98,259
The Shizuoka Bank Ltd.	10,300	93,083
Yamaguchi Financial Group Inc.	4,000	45,068
		1,514,561
Reinsurance – 0.1%
Everest Re Group Ltd.	1,300	299,624
Hannover Rueck SE	1,797	224,076
Muenchener Rueckversicherungs-Gesellschaft AG	4,086	863,719
RenaissanceRe Holdings Ltd.	266	32,005
SCOR SE	4,658	173,052
Swiss Re AG	8,115	700,393
Third Point Reinsurance Ltd.	1,314	16,425	(a)
		2,309,294
Renewable Electricity – 0.0% *
China Longyuan Power Group Corporation Ltd., Class H	101,000	81,362
Engie Brasil Energia S.A.	6,100	54,271
Meridian Energy Ltd.	50,908	107,538
		243,171
Research & Consulting Services – 0.2%
Bureau Veritas S.A.	6,561	175,114
Experian PLC	25,768	637,709

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
IHS Markit Ltd.	11,700	$603,603	(a)
Intertek Group PLC	4,471	337,406
RELX N.V.	24,755	527,908
RELX PLC	29,097	623,289
SGS S.A.	135	359,202
Teleperformance	1,526	269,569
Wolters Kluwer N.V.	7,425	418,369
		3,952,169
Residential REITs – 0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,985	26,137
Front Yard Residential Corp.	920	9,587
		35,724
Restaurants – 0.1%
Compass Group PLC	41,564	888,150
Domino’s Pizza Enterprises Ltd.	1,237	47,727
Jollibee Foods Corp.	15,290	75,351
McDonald’s Holdings Company Japan Ltd.	1,500	76,513
Restaurant Brands International Inc.	5,611	338,251
Sodexo SA	2,757	275,606
Whitbread PLC	5,025	262,650
		1,964,248
Retail REITs – 0.1%
CapitaLand Mall Trust	47,900	72,720
Hammerson PLC	20,726	143,002
Hyprop Investments Ltd.	6,628	49,489
Japan Retail Fund Investment Corp.	77	138,755
Klepierre S.A.	5,116	192,635
Link REIT	62,500	570,793
Resilient REIT Ltd.	11,324	46,473
RioCan Real Estate Investment Trust	5,179	95,080
Scentre Group	137,483	445,933
SmartCentres Real Estate Investment Trust	2,900	67,306
The British Land Company PLC	26,538	235,517
Unibail-Rodamco SE	19,740	213,960	(a)
Unibail-Rodamco-Westfield	2,839	624,982
Vicinity Centres	96,787	185,214
		3,081,859
Security & Alarm Services – 0.0% *
G4S PLC	40,283	142,373
S-1 Corp.	405	35,176
Secom Company Ltd.	5,900	453,133
Securitas AB, Class B	8,224	135,550
Sohgo Security Services Company Ltd.	1,800	84,828
		851,060
Semiconductor Equipment – 0.2%
ASM Pacific Technology Ltd.	9,300	117,592
ASML Holding N.V.	10,778	2,135,481
Disco Corp.	900	153,650
GCL-Poly Energy Holdings Ltd.	394,000	37,163	(a)
Hanergy Thin Film Power Group Ltd.	64,000	—	(a,**)
SUMCO Corp.	6,000	121,175
Tokyo Electron Ltd.	4,200	721,202
		3,286,263
Semiconductors – 0.4%
Infineon Technologies AG	29,687	756,651
MediaTek Inc.	38,352	377,375
Novatek Microelectronics Corp.	12,000	54,119
NXP Semiconductors N.V.	9,900	1,081,773	(a)
Phison Electronics Corp.	5,000	39,523
Powertech Technology Inc.	27,000	78,374
Realtek Semiconductor Corp.	16,160	58,834
Renesas Electronics Corp.	12,900	126,478	(a)
Rohm Company Ltd.	2,600	218,300
Semiconductor Manufacturing International Corp.	60,200	78,267	(a)
SK Hynix Inc.	15,744	1,210,642
STMicroelectronics N.V.	15,822	353,019
Taiwan Semiconductor Manufacturing Company Ltd.	646,000	4,587,271

	Number of Shares	Fair Value
United Microelectronics Corp.	344,000	$191,246
Vanguard International Semiconductor Corp.	19,000	43,498
		9,255,370
Silver – 0.0% *
Wheaton Precious Metals Corp.	12,144	267,907
Soft Drinks – 0.1%
Arca Continental SAB de C.V.	9,800	60,957
Coca-Cola Amatil Ltd.	15,783	107,284
Coca-Cola Bottlers Japan Holdings Inc.	3,100	123,843
Coca-Cola European Partners PLC	5,957	241,898
Coca-Cola Femsa SAB de C.V., Class L	11,500	65,797
Coca-Cola HBC AG	5,186	173,293	(a)
Coca-Cola Icecek AS	2,227	16,489
Fomento Economico Mexicano SAB de C.V.	52,528	467,536
Suntory Beverage & Food Ltd.	3,900	166,542
		1,423,639
Specialized Finance – 0.0% *
Banco Latinoamericano de Comercio Exterior S.A., Class E	487	11,985
Chailease Holding Company Ltd.	32,718	107,313
Far East Horizon Ltd.	53,000	51,409
Mitsubishi UFJ Lease & Finance Company Ltd.	12,200	75,008
		245,715
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	6,803	582,370
Asian Paints Ltd.	7,557	139,465
Chr Hansen Holding A/S	2,513	232,103
Clariant AG	5,968	143,167	(a)
Covestro AG	4,248	379,025	(d)
Croda International PLC	3,878	245,859
EMS-Chemie Holding AG	214	137,178
Evonik Industries AG	4,312	147,661
Givaudan S.A.	248	562,461
Hitachi Chemical Company Ltd.	4,000	80,711
Johnson Matthey PLC	5,286	252,564
JSR Corp.	4,600	78,324
Kansai Paint Company Ltd.	6,000	124,697
Koninklijke DSM N.V.	4,769	479,520
Nippon Paint Holdings Company Ltd.	4,158	179,061
Nitto Denko Corp.	4,500	340,572
Novozymes A/S, Class B	5,861	297,298
Shin-Etsu Chemical Company Ltd.	9,608	856,406
Sika AG	3,540	489,850
Symrise AG	3,381	296,456
Umicore S.A.	5,594	321,012
		6,365,760
Specialty Stores – 0.0% *
Dufry AG	1,056	134,426	(a)
FF Group	1,860	10,424	(a)
Hotel Shilla Company Ltd.	1,000	110,812
Hudson Ltd., Class A	721	12,610	(a)
JUMBO S.A.	4,127	68,037
		336,309
Steel – 0.2%
ArcelorMittal	17,248	505,663
BlueScope Steel Ltd.	14,355	183,063
China Steel Corp.	312,796	243,150
Cia Siderurgica Nacional S.A.	11,500	23,494	(a)
Eregli Demir ve Celik Fabrikalari TAS	38,107	84,845
Fortescue Metals Group Ltd.	41,355	134,137
Hitachi Metals Ltd.	8,000	83,059
Hyundai Steel Co.	2,772	130,827
JFE Holdings Inc.	14,000	264,921
JSW Steel Ltd.	28,960	138,132
Kobe Steel Ltd.	9,500	86,968
Maruichi Steel Tube Ltd.	1,000	33,901
Nippon Steel & Sumitomo Metal Corp.	19,400	381,029
POSCO	2,011	593,647
Severstal PJSC GDR	7,140	104,458
Tata Steel Ltd.	11,358	94,118
ThyssenKrupp AG	12,709	308,935

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Vale S.A.	86,200	$1,111,051
voestalpine AG	3,277	150,938
		4,656,336
Systems Software – 0.0% *
BlackBerry Ltd.	11,499	110,842	(a)
Check Point Software Technologies Ltd.	3,980	388,766	(a)
Oracle Corporation Japan	800	65,364
Trend Micro Inc.	2,900	165,468
		730,440
Technology Distributors – 0.0% *
Synnex Technology International Corp.	50,400	76,042
WPG Holdings Ltd.	51,000	72,263
		148,305
Technology Hardware, Storage & Peripherals – 0.4%
Acer Inc.	102,084	83,372	(a)
Advantech Company Ltd.	12,093	79,725
Asustek Computer Inc.	19,000	173,557
Brother Industries Ltd.	6,800	134,324
Canon Inc.	26,173	857,980
Catcher Technology Company Ltd.	19,000	212,506
Chicony Electronics Company Ltd.	17,514	39,465
Compal Electronics Inc.	73,000	45,972
FUJIFILM Holdings Corp.	10,609	414,342
HTC Corp.	30,000	55,988	(a)
Inventec Corp.	80,000	62,843
Konica Minolta Inc.	11,900	110,550
Lenovo Group Ltd.	148,000	80,174
Lite-On Technology Corp.	36,669	44,380
NEC Corp.	7,600	208,586
Pegatron Corp.	59,000	121,334
Quanta Computer Inc.	79,000	138,626
Ricoh Company Ltd.	16,100	147,678
Samsung Electronics Company Ltd.	126,342	5,288,340
Seagate Technology PLC	9,795	553,124
Seiko Epson Corp.	8,200	142,583
Wistron Corp.	92,479	68,703
		9,064,152
Textiles – 0.0% *
Eclat Textile Company Ltd.	5,304	63,063
Formosa Taffeta Company Ltd.	25,000	27,346
Ruentex Industries Ltd.	19,711	40,213	(a)
		130,622
Thrifts & Mortgage Finance – 0.1%
Essent Group Ltd.	1,778	63,688	(a)
Housing Development Finance Corporation Ltd.	43,361	1,207,577
Indiabulls Housing Finance Ltd.	9,083	151,461
LIC Housing Finance Ltd.	11,981	81,951
		1,504,677
Tires & Rubber – 0.1%
Bridgestone Corp.	16,661	651,759
Cheng Shin Rubber Industry Company Ltd.	65,550	98,577
Cie Generale des Etablissements Michelin SCA	4,431	539,587
Hankook Tire Company Ltd.	1,864	70,412
Nokian Renkaat Oyj	2,727	107,744
Sumitomo Rubber Industries Ltd.	4,100	65,147
The Yokohama Rubber Company Ltd.	3,500	72,771
		1,605,997
Tobacco – 0.3%
British American Tobacco Malaysia Bhd	4,300	37,023
British American Tobacco PLC	57,760	2,920,669
British American Tobacco PLC ADR	2,827	142,622
Gudang Garam Tbk PT	7,700	36,136
Hanjaya Mandala Sampoerna Tbk PT	190,000	47,467
Imperial Brands PLC	25,046	933,150
ITC Ltd.	105,621	410,367
Japan Tobacco Inc.	29,200	815,907
KT&G Corp.	3,177	305,015
Swedish Match AB	4,864	241,243
		5,889,599

	Number of Shares	Fair Value
Trading Companies & Distributors – 0.3%
AerCap Holdings N.V.	3,234	$175,121	(a)
Ashtead Group PLC	13,914	417,549
Brenntag AG	3,895	217,012
Bunzl PLC	8,385	254,064
Ferguson PLC	6,346	515,266
Finning International Inc.	4,230	104,347
ITOCHU Corp.	38,573	699,095
Marubeni Corp.	39,600	302,135
Mitsubishi Corp.	35,496	986,383
Mitsui & Company Ltd.	45,800	763,919
Posco Daewoo Corp.	2,030	38,979
Rexel S.A.	7,899	113,575
Sumitomo Corp.	30,670	503,944
Toyota Tsusho Corp.	5,600	187,568
Travis Perkins PLC	6,480	121,698
Triton International Ltd.	884	27,104
		5,427,759
Trucking – 0.0% *
ComfortDelGro Corporation Ltd.	50,000	86,175
DSV A/S	4,995	403,576
Localiza Rent a Car S.A.	16,206	99,956
Nippon Express Company Ltd.	2,300	166,948
		756,655
Water Utilities – 0.0% *
Aguas Andinas S.A., Class A	77,578	42,508
Beijing Enterprises Water Group Ltd.	130,000	70,920	(a)
Cia de Saneamento Basico do Estado de Sao Paulo	9,700	58,718
Consolidated Water Company Ltd.	301	3,883
Guangdong Investment Ltd.	92,000	146,113
Severn Trent PLC	7,131	186,364
United Utilities Group PLC	18,428	185,683
		694,189
Wireless Telecommunication Services – 0.5%
Advanced Info Service PCL NVDR	29,800	166,405
America Movil SAB de C.V., Class L	921,789	777,078
Axiata Group Bhd	99,282	93,396
Bharti Airtel Ltd.	29,526	164,598
China Mobile Ltd.	166,500	1,479,208
DiGi.Com Bhd	96,300	98,934
Empresa Nacional de Telecomunicaciones S.A.	4,152	38,593
Far EasTone Telecommunications Company Ltd.	32,000	82,706
Global Telecom Holding SAE	1,382	364	(a)
Globe Telecom Inc.	1,235	35,638
Idea Cellular Ltd.	24,304	21,053	(a)
KDDI Corp.	47,317	1,294,794
Maxis Bhd	48,900	66,096
Millicom International Cellular S.A.	1,697	100,348
Mobile TeleSystems PJSC ADR	13,956	123,231
MTN Group Ltd.	50,951	401,103
NTT DOCOMO Inc.	35,500	904,607
PLDT Inc.	1,920	46,410
Rogers Communications Inc., Class B	9,699	460,379
SK Telecom Company Ltd.	72	15,052
SoftBank Group Corp.	22,000	1,583,587
Taiwan Mobile Company Ltd.	43,000	155,846
Tele2 AB, Class B	8,464	99,626
TIM Participacoes S.A.	19,100	65,431
Turkcell Iletisim Hizmetleri AS	31,681	84,161
Vodacom Group Ltd.	9,090	81,434
Vodafone Group PLC	713,971	1,732,725
		10,172,803
Total Common Stock (Cost $469,720,060)		561,644,407

Preferred Stock – 0.3%

Auto Parts & Equipment – 0.0% *
Schaeffler AG	6,455	84,032
Automobile Manufacturers – 0.1%
Bayerische Motoren Werke AG	1,658	132,215

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Hyundai Motor Co.	746	$60,778
Hyundai Motor Co.	666	49,180
Porsche Automobil Holding SE	4,233	269,649
Volkswagen AG	4,893	812,478
		1,324,300
Commodity Chemicals – 0.0% *
Braskem S.A., Class A	6,100	80,479
FUCHS PETROLUB SE	2,446	120,630
LG Chem Ltd.	274	49,539
		250,648
Diversified Banks – 0.1%
Banco Bradesco S.A.	92,239	644,910
Bancolombia S.A.	12,485	151,844
Grupo Aval Acciones y Valores S.A.	128,800	53,941
Itau Unibanco Holding S.A.	89,197	935,231
Itausa - Investimentos Itau S.A.	119,202	284,419
		2,070,345
Electric Utilities – 0.0% *
Centrais Eletricas Brasileiras S.A., Class B	8,100	28,527	(a)
Cia Energetica de Minas Gerais	33,576	63,707
		92,234
Fertilizers & Agricultural Chemicals – 0.0% *
Sociedad Quimica y Minera de Chile S.A., Class B	3,310	159,830
General Merchandise Stores – 0.0% *
Lojas Americanas S.A.	16,686	72,297
Healthcare Equipment – 0.0% *
Sartorius AG	838	125,334
Household Products – 0.0% *
Henkel AG & Company KGaA	4,626	591,419
Hypermarkets & Super Centers – 0.0% *
Cia Brasileira de Distribuicao	4,800	97,175
Integrated Oil & Gas – 0.0% *
Petroleo Brasileiro S.A.	106,538	476,007
Integrated Telecommunication Services – 0.0% *
Telefonica Brasil S.A.	11,900	141,474
Multi-Sector Holdings – 0.0% *
Grupo de Inversiones Suramericana S.A.	3,183	38,734
Soft Drinks – 0.0% *
Embotelladora Andina S.A., Class B	7,865	30,605
Steel – 0.0% *
Gerdau S.A.	24,400	88,216
Technology Hardware, Storage & Peripherals – 0.1%
Samsung Electronics Company Ltd.	23,200	783,742
Total Preferred Stock (Cost $7,429,658)		6,426,392
Rights – 0.0% *
Construction & Engineering – 0.0% *
ACS Actividades de Construccion y Servicios S.A.	5,751	5,922	(a)
Diversified Banks – 0.0% *
Intesa Sanpaolo S.p.A.	383,769	—	(a,**)
Integrated Oil & Gas – 0.0% *
Repsol S.A.	32,228	18,291	(a)

Total Rights (Cost $24,423)		24,213

Total Foreign Equity (Cost $477,174,141)		568,095,012

		Principal Amount	Fair Value
Bonds and Notes – 30.8%
U.S. Treasuries – 11.3%
U.S. Treasury Bonds
2.25%	08/15/46	$1,600,000	1,377,328

		Principal Amount	Fair Value
2.50%	02/15/45 - 05/15/46	$4,510,000	$4,101,329
2.75%	11/15/42 - 11/15/47	3,650,000	3,487,262
2.88%	08/15/45 - 11/15/46	1,800,000	1,763,548
3.00%	05/15/42 - 02/15/48	12,500,000	12,547,616
3.13%	08/15/44 - 05/15/48	2,500,000	2,566,550
3.38%	05/15/44	1,900,000	2,034,805
3.63%	08/15/43 - 02/15/44	1,740,000	1,939,547
3.75%	11/15/43	1,400,000	1,591,030
4.25%	05/15/39 - 11/15/40	2,000,000	2,417,890
4.38%	02/15/38 - 11/15/39	2,000,000	2,441,940
4.50%	02/15/36	2,000,000	2,445,720
4.63%	02/15/40	500,000	634,435
5.25%	02/15/29	200,000	243,566
5.50%	08/15/28	1,450,000	1,785,196
6.00%	02/15/26	1,827,000	2,225,067
6.38%	08/15/27	200,000	256,706
7.63%	11/15/22 - 02/15/25	500,000	618,528
7.88%	02/15/21	2,000,000	2,265,880
8.75%	05/15/20	3,000,000	3,342,810
U.S. Treasury Notes
1.00%	10/15/19	3,500,000	3,436,440
1.13%	03/31/20 - 09/30/21	6,500,000	6,235,796
1.25%	10/31/19 - 10/31/21	6,500,000	6,275,585
1.38%	07/31/19 - 05/31/21	15,500,000	15,171,165
1.50%	11/30/19 - 08/15/26	10,400,000	10,067,678
1.63%	08/31/19 - 05/15/26	19,540,000	18,806,757
1.75%	11/30/19 - 09/30/22	12,600,000	12,305,510
1.88%	12/15/20 - 09/30/22	23,000,000	22,341,750
2.00%	07/31/20 - 11/15/26	25,844,000	24,977,830
2.13%	08/31/20 - 11/30/23	8,600,000	8,443,432
2.25%	03/31/21 - 11/15/27	21,690,000	20,934,284
2.38%	12/31/20 - 05/15/27	14,000,000	13,742,560
2.50%	03/31/23 - 01/31/25	10,500,000	10,340,675
2.63%	08/15/20 - 02/28/23	5,885,000	5,881,403
2.75%	05/31/23 - 02/15/28	5,500,000	5,482,425
3.13%	05/15/21	1,500,000	1,520,865
3.38%	11/15/19	5,000,000	5,060,350
3.63%	02/15/20 - 02/15/21	2,700,000	2,753,312
			243,864,570
U.S. Government Sponsored Agency – 0.0% *
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	1,002,760
Agency Mortgage Backed – 9.1%
Federal Home Loan Banks
1.38%	11/15/19	1,200,000	1,182,132
1.50%	10/21/19	1,000,000	987,360
Federal Home Loan Mortgage Corp.
1.13%	08/12/21	1,137,000	1,084,482
1.25%	10/02/19	1,500,000	1,477,095
2.38%	01/13/22	2,100,000	2,073,603
2.50%	07/01/28 - 02/01/32	3,539,747	3,456,165
2.51%	11/25/22	300,000	292,939
3.00%	05/01/30 - 03/01/47	13,895,996	13,600,979
3.50%	03/01/26 - 11/01/47	12,530,416	12,509,749
4.00%	06/01/42 - 08/01/47	6,395,642	6,543,625
4.50%	05/01/42 - 01/01/45	88,212	92,655
5.00%	12/01/22 - 06/01/41	1,888,660	1,990,322
5.50%	01/01/38 - 04/01/39	394,015	424,499
6.00%	06/01/37 - 11/01/37	380,461	415,808
6.25%	07/15/32	250,000	334,625
Federal Home Loan Mortgage Corp. 1.50% + 12 month USD LIBOR
4.01%	06/01/43	131,290	135,463	(e)
Federal Home Loan Mortgage Corp. 1.60% + 12 month USD LIBOR
2.51%	08/01/43	196,474	194,440	(e)
Federal Home Loan Mortgage Corp. 1.65% + 12 month USD LIBOR
2.45%	05/01/43	524,202	517,895	(e)
Federal National Mortgage Assoc.
1.50%	07/30/20	500,000	488,825
1.88%	09/24/26	1,000,000	911,730
2.13%	04/24/26	700,000	656,943
2.50%	02/01/28 - 11/01/31	5,754,591	5,638,992
2.68%	05/25/21	92,904	91,929	(e)
3.00%	01/01/28 - 05/01/47	26,270,550	25,724,129
3.50%	01/01/27 - 06/01/48	29,697,795	29,712,512
4.00%	10/01/41 - 01/01/48	12,810,593	13,108,514
4.50%	11/01/18 - 03/01/46	7,259,471	7,631,235

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
5.00%	12/01/39 - 06/01/41	$1,810,622	$1,929,594
5.50%	12/01/35 - 04/01/38	2,561,553	2,771,993
6.00%	03/01/34 - 08/01/37	1,769,640	1,933,281
6.63%	11/15/30	100,000	134,325
Federal National Mortgage Assoc. 1.53% + 12 month USD LIBOR
3.90%	04/01/43	79,936	82,281	(e)
Federal National Mortgage Assoc.
4.00%	TBA	3,350,000	3,415,331	(f)
Government National Mortgage Assoc.
2.50%	05/20/45	270,472	257,436
3.00%	10/15/42 - 06/20/47	16,294,377	16,002,278
3.50%	03/20/45 - 06/20/48	17,652,871	17,766,694
4.00%	12/20/40 - 02/20/48	13,753,893	14,157,625
4.50%	05/20/40	1,376,304	1,447,059
5.00%	08/15/41	2,185,405	2,315,853
3.50%	TBA	2,500,000	2,509,619	(f)
			196,002,014
Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
2.37%	05/25/22	600,000	585,030
2.60%	10/25/23	103,971	102,613
2.75%	01/25/26	300,000	289,162
2.87%	12/25/21	800,000	794,311
3.06%	07/25/23	600,000	597,937	(e)
3.30%	04/25/23	100,000	100,756	(e)
3.39%	03/25/24	200,000	201,806
3.49%	01/25/24	300,000	305,295
3.53%	07/25/23	800,000	813,743	(e)
3.97%	01/25/21	200,000	204,204	(e)
4.25%	01/25/20	100,000	101,230
4.33%	10/25/20	450,000	461,738	(e)
Federal National Mortgage Assoc.
2.78%	06/25/21	328,675	326,447	(e)
			4,884,272
Asset Backed – 0.2%
American Express Credit Account Master Trust
1.93%	09/15/22	500,000	492,534
Americredit Automobile Receivables Trust 2018-1
3.50%	01/18/24	75,000	75,077
Chase Issuance Trust 2016-A5
1.27%	07/15/21	500,000	492,682
Citibank Credit Card Issuance Trust
1.92%	04/07/22	500,000	491,452
Discover Card Execution Note Trust 2015-A2
1.90%	10/17/22	1,000,000	982,470
Drive Auto Receivables Trust 2018-2
4.14%	08/15/24	150,000	150,794
Ford Credit Floorplan Master Owner Trust A
2.16%	09/15/22	250,000	245,396
GM Financial Automobile Leasing Trust 2018-2
3.06%	06/21/21	100,000	99,994
Honda Auto Receivables Owner Trust
2.60%	02/15/22	180,000	179,028
Santander Drive Auto Receivables Trust 2018-2
3.03%	09/15/22	60,000	59,632
Santander Drive Auto Receivables Trust 2018-3
3.03%	02/15/22	50,000	50,036
Synchrony Credit Card Master Note Trust 2016-2
2.21%	05/15/24	100,000	97,478
Toyota Auto Receivables 2018-B Owner Trust
2.96%	09/15/22	100,000	100,028
			3,516,601
Corporate Notes – 8.9%
21st Century Fox America Inc.
3.38%	11/15/26	200,000	191,668
4.75%	11/15/46	200,000	206,908
6.65%	11/15/37	279,000	345,539
3M Co.
3.00%	08/07/25	250,000	244,005
Abbott Laboratories
2.55%	03/15/22	230,000	222,907
2.90%	11/30/21	200,000	196,866
3.75%	11/30/26	200,000	196,490
4.75%	11/30/36	200,000	210,578
4.90%	11/30/46	200,000	215,312

		Principal Amount	Fair Value
AbbVie Inc.
2.30%	05/14/21	$200,000	$194,214
4.30%	05/14/36	200,000	191,226
4.40%	11/06/42	250,000	237,395
4.50%	05/14/35	70,000	68,442
4.70%	05/14/45	250,000	247,850
Adobe Systems Inc.
3.25%	02/01/25	70,000	68,652
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%	02/01/22	500,000	498,155
Aetna Inc.
2.75%	11/15/22	500,000	480,010
Aflac Inc.
3.63%	11/15/24	250,000	248,372
African Development Bank
2.13%	11/16/22	500,000	484,045
Air Lease Corp.
3.88%	04/01/21 - 07/03/23	250,000	251,183
Aircastle Ltd.
4.13%	05/01/24	20,000	19,150
5.00%	04/01/23	20,000	20,075
5.13%	03/15/21	20,000	20,450
5.50%	02/15/22	20,000	20,500
6.25%	12/01/19	20,000	20,686
7.63%	04/15/20	10,000	10,576
Alabama Power Co.
3.70%	12/01/47	100,000	92,562
Alexandria Real Estate Equities Inc.
3.45%	04/30/25	100,000	95,823
4.70%	07/01/30	15,000	15,161
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	198,088
4.20%	12/06/47	60,000	54,914
Allergan Finance LLC
3.25%	10/01/22	500,000	485,925
Allergan Funding SCS
4.75%	03/15/45	350,000	334,096
Alphabet Inc.
3.38%	02/25/24	225,000	226,966
Altria Group Inc.
2.63%	09/16/26	200,000	182,306
4.25%	08/09/42	413,000	385,251
5.38%	01/31/44	70,000	75,729
Amazon.com Inc.
1.90%	08/21/20	100,000	97,948
3.15%	08/22/27	100,000	95,930
3.88%	08/22/37	100,000	97,709
4.25%	08/22/57	100,000	98,546
4.80%	12/05/34	250,000	273,555
America Movil SAB de C.V.
3.13%	07/16/22	300,000	294,870
American Campus Communities Operating Partnership LP
3.63%	11/15/27	30,000	28,107
American Electric Power Company Inc.
3.20%	11/13/27	100,000	93,560
American Express Co.
2.20%	10/30/20	220,000	214,922
3.00%	10/30/24	200,000	191,376
3.38%	05/17/21	50,000	50,060
3.40%	02/27/23	100,000	98,928
3.63%	12/05/24	250,000	246,300
American Financial Group Inc.
3.50%	08/15/26	65,000	61,039
American Honda Finance Corp.
2.15%	03/13/20	200,000	197,194
2.60%	11/16/22	100,000	97,429
American International Group Inc.
4.50%	07/16/44	250,000	233,132
4.88%	06/01/22	500,000	523,520
American Tower Corp. (REIT)
3.50%	01/31/23	300,000	295,254
AmerisourceBergen Corp.
3.45%	12/15/27	100,000	92,221
Amgen Inc.
3.20%	11/02/27	200,000	187,280
4.66%	06/15/51	205,000	202,569

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Anadarko Petroleum Corp.
6.20%	03/15/40	$442,000	$497,480
Analog Devices Inc.
2.50%	12/05/21	200,000	193,954
3.50%	12/05/26	200,000	190,822
Andeavor
3.80%	04/01/28	30,000	28,352
4.50%	04/01/48	25,000	22,972
4.75%	12/15/23	50,000	51,907
5.13%	12/15/26	50,000	52,364
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%	12/01/27	35,000	33,615
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	200,000	197,154
3.65%	02/01/26	200,000	195,836
3.70%	02/01/24	500,000	500,450
4.90%	02/01/46	420,000	432,008
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	861,743
3.50%	01/12/24	25,000	24,862
4.00%	04/13/28	255,000	254,278
4.38%	04/15/38	15,000	14,592
4.60%	04/15/48	235,000	231,381
4.75%	04/15/58	50,000	49,126
Anthem Inc.
3.30%	01/15/23	500,000	487,205
3.70%	08/15/21	237,000	238,697
4.38%	12/01/47	65,000	60,259
Apache Corp.
5.10%	09/01/40	250,000	246,033
Apple Inc.
1.10%	08/02/19	250,000	246,238
1.80%	11/13/19	50,000	49,463
2.00%	11/13/20	50,000	49,058
2.25%	02/23/21	200,000	196,398
2.40%	01/13/23	50,000	48,326
2.50%	02/09/22	300,000	294,219
2.75%	01/13/25	50,000	47,761
3.00%	11/13/27	100,000	94,968
3.25%	02/23/26	160,000	156,051
3.75%	11/13/47	50,000	47,072
4.38%	05/13/45	465,000	478,573
4.50%	02/23/36	300,000	322,353
4.65%	02/23/46	185,000	199,077
Applied Materials Inc.
3.90%	10/01/25	160,000	162,650
ArcelorMittal
5.25%	08/05/20	25,000	25,750
5.50%	03/01/21	25,000	26,000
6.13%	06/01/25	20,000	21,632
6.25%	02/25/22	25,000	26,655
6.75%	03/01/41	20,000	22,544
7.00%	10/15/39	40,000	45,776
Arch Capital Finance LLC
4.01%	12/15/26	100,000	98,753
5.03%	12/15/46	200,000	209,938
Archer-Daniels-Midland Co.
4.02%	04/16/43	370,000	360,558
Arrow Electronics Inc.
4.00%	04/01/25	40,000	39,183
Ascension Health
3.95%	11/15/46	25,000	24,588
Asian Development Bank
1.75%	01/10/20	200,000	197,422
2.13%	03/19/25	500,000	474,025
2.25%	01/20/21	500,000	493,900
2.75%	03/17/23	295,000	293,144
Assurant Inc.
4.90%	03/27/28	50,000	49,968
AstraZeneca PLC
6.45%	09/15/37	250,000	309,573
AT&T Inc.
4.10%	02/15/28	406,000	387,799	(d)
4.30%	02/15/30	520,000	491,478	(d)
4.35%	06/15/45	450,000	381,555
4.50%	05/15/35 - 03/09/48	395,000	345,925

		Principal Amount	Fair Value
4.75%	05/15/46	$250,000	$223,035
5.15%	03/15/42	250,000	236,522
5.55%	08/15/41	454,000	453,764
Australia & New Zealand Banking Group Ltd.
2.05%	09/23/19	200,000	197,756
3.70%	11/16/25	250,000	249,132
AutoNation Inc.
3.80%	11/15/27	50,000	46,530
AvalonBay Communities Inc.
3.20%	01/15/28	40,000	37,679
3.45%	06/01/25	115,000	112,297
AXA S.A.
8.60%	12/15/30	100,000	130,447
Baidu Inc.
3.88%	09/29/23	200,000	198,644
4.38%	03/29/28	200,000	197,968
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77%	12/15/22	50,000	48,550
3.34%	12/15/27	50,000	46,654
4.08%	12/15/47	50,000	44,899
Banco Santander S.A.
3.13%	02/23/23	200,000	189,702
3.80%	02/23/28	200,000	182,638
4.25%	04/11/27	100,000	95,203
Bank of America Corp.
2.15%	11/09/20	200,000	195,316
3.50%	04/19/26	145,000	140,224
3.88%	08/01/25	250,000	248,747
3.95%	04/21/25	155,000	151,787
4.00%	04/01/24	350,000	353,160
4.13%	01/22/24	500,000	508,010
4.18%	11/25/27	200,000	194,796
6.11%	01/29/37	250,000	287,620
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	1,207,000	1,137,573	(e)
Bank of America Corp. (3.50% fixed rate until 05/17/21; 0.63% + 3 month USD LIBOR thereafter)
3.50%	05/17/22	100,000	100,039	(e)
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55%	03/05/24	100,000	98,898	(e)
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97%	03/05/29	100,000	98,443	(e)
Bank of Montreal
2.10%	12/12/19	200,000	197,628
3.10%	04/13/21	90,000	89,632
Barclays Bank PLC
2.65%	01/11/21	200,000	195,488
Barclays PLC
3.65%	03/16/25	500,000	468,955
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	200,000	198,110	(e)
BAT Capital Corp.
2.30%	08/14/20	100,000	97,830	(d)
2.76%	08/15/22	100,000	95,882	(d)
3.22%	08/15/24	100,000	94,754	(d)
3.56%	08/15/27	100,000	93,123	(d)
4.39%	08/15/37	100,000	93,584	(d)
Baxalta Inc.
4.00%	06/23/25	100,000	97,896
Baxter International Inc.
2.60%	08/15/26	230,000	209,926
BB&T Corp.
2.15%	02/01/21	200,000	194,986
2.85%	10/26/24	150,000	142,344
Becton Dickinson and Co.
3.70%	06/06/27	200,000	189,480
3.73%	12/15/24	50,000	48,828
Bed Bath & Beyond Inc.
3.75%	08/01/24	150,000	136,153
Berkshire Hathaway Energy Co.
6.13%	04/01/36	494,000	609,892

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Berkshire Hathaway Finance Corp.
1.30%	08/15/19	$350,000	$344,746
3.00%	05/15/22	200,000	199,204
Biogen Inc.
4.05%	09/15/25	80,000	80,359
5.20%	09/15/45	150,000	158,670
Boeing Capital Corp.
4.70%	10/27/19	250,000	256,252
Booking Holdings Inc.
2.75%	03/15/23	100,000	96,487
3.55%	03/15/28	100,000	95,241
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	251,740
Boston Scientific Corp.
4.00%	03/01/28	100,000	97,810
4.13%	10/01/23	100,000	101,622
BP Capital Markets PLC
2.32%	02/13/20	250,000	247,545
2.50%	11/06/22	100,000	96,544
2.52%	01/15/20	115,000	114,267
3.06%	03/17/22	210,000	208,469
3.22%	11/28/23	200,000	196,312
BPCE S.A.
4.00%	04/15/24	250,000	250,885
Branch Banking & Trust Co.
2.10%	01/15/20	100,000	98,526
2.63%	01/15/22	100,000	97,555
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	476,745
British Telecommunications PLC
9.63%	12/15/30	250,000	356,398
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%	01/15/21	100,000	96,845
2.38%	01/15/20	100,000	98,684
2.65%	01/15/23	100,000	94,303
3.00%	01/15/22	100,000	97,254
3.13%	01/15/25	100,000	92,730
3.50%	01/15/28	100,000	91,044
3.63%	01/15/24	200,000	193,592
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	75,937
Brookfield Finance Inc.
3.90%	01/25/28	100,000	94,521
Brown-Forman Corp.
4.00%	04/15/38	30,000	29,901
Buckeye Partners LP
4.15%	07/01/23	250,000	247,318
Burlington Northern Santa Fe LLC
4.05%	06/15/48	75,000	72,479
5.75%	05/01/40	500,000	596,860
Campbell Soup Co.
3.65%	03/15/23	50,000	49,072
4.15%	03/15/28	50,000	47,623
4.80%	03/15/48	20,000	18,070
Canadian Imperial Bank of Commerce
2.10%	10/05/20	100,000	97,518
2.70%	02/02/21	40,000	39,378
Canadian National Railway Co.
2.95%	11/21/24	305,000	296,823
Canadian Natural Resources Ltd.
3.80%	04/15/24	250,000	248,097
3.85%	06/01/27	100,000	97,512
3.90%	02/01/25	250,000	247,205
Canadian Pacific Railway Co.
2.90%	02/01/25	250,000	238,498
Capital One Financial Corp.
2.50%	05/12/20	200,000	196,994
3.75%	07/28/26 - 03/09/27	430,000	403,317
4.20%	10/29/25	90,000	87,476
Cardinal Health Inc.
3.20%	03/15/23	500,000	486,425
Caterpillar Financial Services Corp.
2.00%	11/29/19	25,000	24,684
2.10%	01/10/20	100,000	98,972
2.55%	11/29/22	50,000	48,368
2.90%	03/15/21	100,000	99,446
3.25%	12/01/24	350,000	344,736

		Principal Amount	Fair Value
CBS Corp.
3.38%	03/01/22	$250,000	$246,715
4.00%	01/15/26	250,000	242,717
Celgene Corp.
2.75%	02/15/23	50,000	47,773
3.45%	11/15/27	50,000	46,033
4.35%	11/15/47	50,000	44,120
5.00%	08/15/45	150,000	146,061
5.25%	08/15/43	220,000	223,626
Celulosa Arauco y Constitucion S.A.
3.88%	11/02/27	200,000	186,510
Cenovus Energy Inc.
3.00%	08/15/22	35,000	33,484
4.25%	04/15/27	200,000	192,766
4.45%	09/15/42	75,000	64,600
5.70%	10/15/19	50,000	51,313
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	250,000	267,600
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	200,000	199,740
4.46%	07/23/22	200,000	202,360
4.91%	07/23/25	235,000	237,301
6.48%	10/23/45	250,000	263,715
Chevron Corp.
2.19%	11/15/19	55,000	54,613
2.41%	03/03/22	145,000	141,507
2.43%	06/24/20	75,000	74,375
2.90%	03/03/24	300,000	291,480
2.95%	05/16/26	100,000	95,919
Chubb INA Holdings Inc.
2.70%	03/13/23	250,000	242,060
4.35%	11/03/45	200,000	204,262
Cintas Corporation No. 2
3.70%	04/01/27	200,000	196,252
Cisco Systems Inc.
2.90%	03/04/21	125,000	125,042
5.90%	02/15/39	200,000	247,462
Citibank NA
2.13%	10/20/20	200,000	194,754
2.85%	02/12/21	250,000	247,192
Citigroup Inc.
2.45%	01/10/20	100,000	98,892
2.65%	10/26/20	450,000	443,002
2.70%	10/27/22	100,000	96,043
2.90%	12/08/21	200,000	195,898
3.88%	03/26/25	250,000	242,467
4.30%	11/20/26	200,000	195,714
4.45%	09/29/27	250,000	245,690
4.75%	05/18/46	200,000	191,222
5.88%	01/30/42	272,000	313,156
6.13%	08/25/36	255,000	289,267
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52%	10/27/28	200,000	187,638	(e)
Citizens Bank NA
2.25%	10/30/20	250,000	243,500
CME Group Inc.
3.00%	03/15/25	250,000	241,507
CNA Financial Corp.
5.88%	08/15/20	581,000	610,027
CNH Industrial Capital LLC
3.38%	07/15/19	15,000	14,972
3.88%	10/15/21	15,000	14,840
4.38%	11/06/20 - 04/05/22	35,000	35,285
4.88%	04/01/21	15,000	15,394
CNH Industrial N.V.
3.85%	11/15/27	15,000	14,008
Colgate-Palmolive Co.
3.25%	03/15/24	250,000	250,242
Comcast Corp.
3.15%	02/15/28	200,000	184,790
3.55%	05/01/28	100,000	95,419
3.90%	03/01/38	100,000	90,889
3.97%	11/01/47	100,000	88,032
4.00%	08/15/47 - 11/01/49	350,000	308,837
4.05%	11/01/52	100,000	86,788

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
4.25%	01/15/33	$500,000	$487,985
5.15%	03/01/20	300,000	309,465
Commonwealth Bank of Australia
2.30%	09/06/19	350,000	347,378
Commonwealth Edison Co.
4.60%	08/15/43	250,000	270,330
4.70%	01/15/44	175,000	189,311
Compass Bank
3.88%	04/10/25	250,000	241,637
Concho Resources Inc.
4.30%	08/15/28	25,000	25,098	(f)
4.85%	08/15/48	25,000	25,364	(f)
ConocoPhillips
6.50%	02/01/39	500,000	638,370
Consolidated Edison Company of New York Inc.
3.88%	06/15/47	200,000	187,636
3.95%	03/01/43	250,000	239,123
Constellation Brands Inc.
3.50%	05/09/27	100,000	94,712
3.88%	11/15/19	15,000	15,152
4.75%	11/15/24	200,000	207,664
Consumers Energy Co.
4.05%	05/15/48	150,000	150,069
Continental Resources Inc.
3.80%	06/01/24	35,000	34,153
4.38%	01/15/28	35,000	34,813
4.50%	04/15/23	50,000	50,715
4.90%	06/01/44	25,000	24,615
5.00%	09/15/22	70,000	70,910
Cooperatieve Rabobank UA
2.50%	01/19/21	250,000	245,067
2.75%	01/10/22	100,000	97,516
3.95%	11/09/22	200,000	198,514
4.63%	12/01/23	250,000	251,677
Corning Inc.
2.90%	05/15/22	255,000	251,101
Corporation Andina de Fomento
2.13%	09/27/21	300,000	288,702
4.38%	06/15/22	250,000	259,372
Costco Wholesale Corp.
2.25%	02/15/22	85,000	82,534
3.00%	05/18/27	100,000	95,614
Council Of Europe Development Bank
2.63%	02/13/23	120,000	118,404
Credit Suisse AG
3.63%	09/09/24	250,000	246,133
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	250,000	248,332
Crown Castle International Corp.
3.15%	07/15/23	255,000	244,127
3.80%	02/15/28	100,000	93,823
CSX Corp.
2.60%	11/01/26	200,000	180,648
4.10%	03/15/44	318,000	297,448
CVS Health Corp.
2.75%	12/01/22	500,000	479,915
3.35%	03/09/21	95,000	94,910
3.38%	08/12/24	250,000	241,397
3.70%	03/09/23	115,000	114,160
4.10%	03/25/25	300,000	298,494
4.30%	03/25/28	110,000	108,489
4.78%	03/25/38	95,000	93,806
5.05%	03/25/48	415,000	421,735
Darden Restaurants Inc.
4.55%	02/15/48	15,000	13,899
Deere & Co.
3.90%	06/09/42	171,000	168,240
Dell International LLC/EMC Corp.
6.02%	06/15/26	190,000	199,656	(d)
8.10%	07/15/36	200,000	233,834	(d)
Delmarva Power & Light Co.
4.15%	05/15/45	200,000	199,118
Delphi Corp.
4.15%	03/15/24	150,000	150,123
Delta Air Lines Inc.
2.60%	12/04/20	45,000	44,040

		Principal Amount	Fair Value
3.80%	04/19/23	$30,000	$29,659
4.38%	04/19/28	50,000	48,275
Deutsche Bank AG
2.95%	08/20/20	250,000	242,903
3.30%	11/16/22	100,000	93,750
3.38%	05/12/21	250,000	242,145
3.95%	02/27/23	100,000	95,944
Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	332,163
Devon Energy Corp.
3.25%	05/15/22	500,000	491,635
5.00%	06/15/45	100,000	101,601
Diageo Investment Corp.
2.88%	05/11/22	500,000	492,290
Digital Realty Trust LP
4.45%	07/15/28	150,000	150,868
Discover Bank
4.20%	08/08/23	350,000	353,136
Discovery Communications LLC
3.25%	04/01/23	325,000	314,834
3.45%	03/15/25	135,000	128,247
3.90%	11/15/24	250,000	245,970	(d)
Dollar General Corp.
4.13%	05/01/28	70,000	68,613
Dollar Tree Inc.
3.70%	05/15/23	20,000	19,817
4.00%	05/15/25	50,000	48,894
4.20%	05/15/28	25,000	24,126
Dominion Energy Inc.
2.58%	07/01/20	100,000	98,572
Dr Pepper Snapple Group Inc.
3.13%	12/15/23	200,000	191,210
3.43%	06/15/27	200,000	185,474
DTE Electric Co.
3.70%	03/15/45	145,000	135,862
DTE Energy Co.
3.85%	12/01/23	250,000	251,098
Duke Energy Carolinas LLC
3.05%	03/15/23	250,000	247,597
3.70%	12/01/47	50,000	46,245
3.95%	03/15/48	250,000	242,717
Duke Energy Corp.
3.05%	08/15/22	139,000	136,762
Duke Energy Florida LLC
2.10%	12/15/19	15,000	14,911
3.20%	01/15/27	300,000	288,828
3.40%	10/01/46	200,000	176,928
3.80%	07/15/28	50,000	50,369
Duke Realty LP
3.38%	12/15/27	50,000	46,588
Eaton Vance Corp.
3.50%	04/06/27	300,000	291,843
eBay Inc.
3.80%	03/09/22	145,000	146,438
Ecolab Inc.
2.38%	08/10/22	100,000	96,358
3.25%	12/01/27	70,000	66,954
Ecopetrol S.A.
4.13%	01/16/25	250,000	241,970
7.63%	07/23/19	345,000	360,487
Edison International
4.13%	03/15/28	50,000	49,232
EI du Pont de Nemours & Co.
2.20%	05/01/20	100,000	98,584
Eli Lilly & Co.
2.75%	06/01/25	45,000	42,839
Emera US Finance LP
3.55%	06/15/26	60,000	56,629
Emerson Electric Co.
2.63%	02/15/23	100,000	96,789
Enable Midstream Partners LP
4.95%	05/15/28	60,000	58,578
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	135,469
Enbridge Inc.
3.50%	06/10/24	65,000	62,973

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Enel Chile S.A.
4.88%	06/12/28	$50,000	$50,406
Energy Transfer Partners LP
4.20%	09/15/23	25,000	25,026
4.95%	06/15/28	75,000	74,978
6.00%	06/15/48	50,000	50,157
6.50%	02/01/42	250,000	260,095
EnLink Midstream Partners LP
5.60%	04/01/44	150,000	131,595
Entergy Louisiana LLC
4.05%	09/01/23	250,000	255,828
Enterprise Products Operating LLC
2.80%	02/15/21	50,000	49,413
3.70%	02/15/26	35,000	34,328
3.90%	02/15/24	175,000	175,702
4.25%	02/15/48	25,000	23,239
4.45%	02/15/43	442,000	419,436
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38%	02/15/78	50,000	45,957	(e)
EOG Resources Inc.
2.45%	04/01/20	175,000	172,987
3.15%	04/01/25	80,000	76,911
EPR Properties
4.95%	04/15/28	100,000	97,586
EQT Corp.
3.90%	10/01/27	150,000	139,950
Equinor ASA
2.45%	01/17/23	750,000	722,445
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	244,260
Essex Portfolio LP
3.63%	05/01/27	300,000	286,749
European Bank for Reconstruction & Development
1.13%	08/24/20	200,000	193,452
1.63%	05/05/20	400,000	392,508
European Investment Bank
1.38%	09/15/21	500,000	477,625
1.63%	12/15/20	1,000,000	973,590
2.00%	12/15/22	200,000	192,470
2.38%	05/13/21	250,000	247,027
3.25%	01/29/24	500,000	506,745
Eversource Energy
2.90%	10/01/24	100,000	94,956
3.15%	01/15/25	125,000	121,321
Exelon Generation Company LLC
2.95%	01/15/20	250,000	249,067
Export-Import Bank of Korea
2.38%	08/12/19	500,000	496,455
Express Scripts Holding Co.
4.75%	11/15/21	474,000	489,272
Exxon Mobil Corp.
2.71%	03/06/25	250,000	240,380
3.04%	03/01/26	50,000	48,676
3.18%	03/15/24	250,000	248,690
FedEx Corp.
3.40%	02/15/28	100,000	95,124
4.05%	02/15/48	100,000	90,069
4.75%	11/15/45	195,000	194,589
Fibria Overseas Finance Ltd.
4.00%	01/14/25	50,000	46,161
Fidelity National Information Services Inc.
4.25%	05/15/28	80,000	79,837
4.75%	05/15/48	100,000	96,477
Fifth Third Bank
2.20%	10/30/20	200,000	195,486
2.88%	10/01/21	230,000	226,998
FirstEnergy Corp.
4.25%	03/15/23	30,000	30,443
7.38%	11/15/31	55,000	71,303
Florida Power & Light Co.
4.13%	02/01/42	500,000	504,775
FMS Wertmanagement
1.75%	01/24/20	200,000	197,220
2.00%	08/01/22	200,000	193,122

		Principal Amount	Fair Value
Ford Motor Co.
4.35%	12/08/26	$200,000	$195,784
4.75%	01/15/43	250,000	216,130
5.29%	12/08/46	300,000	277,947
Ford Motor Credit Company LLC
2.46%	03/27/20	250,000	246,090
2.60%	11/04/19	250,000	247,745
2.68%	01/09/20	100,000	99,076
3.22%	01/09/22	250,000	244,485
GATX Corp.
3.50%	03/15/28	100,000	92,272
GE Capital International Funding Company Unlimited Co.
2.34%	11/15/20	500,000	488,670
General Dynamics Corp.
3.00%	05/11/21	50,000	49,833
3.38%	05/15/23	50,000	50,104
3.75%	05/15/28	55,000	55,543
General Electric Co.
5.50%	01/08/20	500,000	518,110
6.75%	03/15/32	300,000	367,749
General Mills Inc.
3.65%	02/15/24	250,000	246,513
General Motors Co.
5.20%	04/01/45	250,000	230,632
General Motors Financial Company Inc.
2.45%	11/06/20	100,000	97,689
3.15%	01/15/20	150,000	149,764
3.25%	01/05/23	50,000	48,370
3.45%	01/14/22	100,000	98,673
3.50%	11/07/24	100,000	95,181
3.70%	05/09/23	200,000	196,420
3.85%	01/05/28	250,000	232,353
4.35%	01/17/27	100,000	96,990
4.38%	09/25/21	100,000	101,938
5.25%	03/01/26	155,000	160,284
Georgia Power Co.
4.30%	03/15/42	472,000	470,660
Georgia-Pacific LLC
8.88%	05/15/31	150,000	219,160
Gilead Sciences Inc.
3.70%	04/01/24	500,000	500,835
4.80%	04/01/44	250,000	259,585
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	100,000	99,978
3.63%	05/15/25	55,000	54,981
3.88%	05/15/28	100,000	100,895
GlaxoSmithKline Capital PLC
3.13%	05/14/21	70,000	70,062
Great Plains Energy Inc.
4.85%	06/01/21	204,000	209,412
Halliburton Co.
3.50%	08/01/23	400,000	398,712
Harris Corp.
3.83%	04/27/25	250,000	245,265
4.85%	04/27/35	40,000	40,933
HCP Inc. (REIT)
2.63%	02/01/20	500,000	493,880
Hewlett Packard Enterprise Co.
6.35%	10/15/45	250,000	248,225
Honeywell International Inc.
3.35%	12/01/23	300,000	302,391
Hospitality Properties Trust
4.65%	03/15/24	250,000	250,282
HP Inc.
6.00%	09/15/41	262,000	266,525
HSBC Bank USA NA
5.88%	11/01/34	500,000	568,600
HSBC Holdings PLC
3.90%	05/25/26	250,000	244,115
5.10%	04/05/21	500,000	522,395
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	200,000	199,330	(e)
HSBC USA Inc.
2.38%	11/13/19	350,000	346,913
Hubbell Inc.
3.50%	02/15/28	50,000	47,710

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Humana Inc.
2.50%	12/15/20	$50,000	$49,095
2.90%	12/15/22	100,000	97,238
Huntington Bancshares Inc.
3.15%	03/14/21	250,000	248,738
Husky Energy Inc.
4.00%	04/15/24	100,000	100,022
IBM Credit LLC
2.65%	02/05/21	200,000	197,990
Illinois Tool Works Inc.
2.65%	11/15/26	200,000	184,760
3.50%	03/01/24	250,000	252,392
Indiana Michigan Power Co.
3.85%	05/15/28	25,000	24,967
ING Groep N.V.
3.95%	03/29/27	200,000	195,472
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	205,874
Intel Corp.
2.60%	05/19/26	250,000	233,270
4.10%	05/11/47	100,000	99,829
Inter-American Development Bank
1.25%	09/14/21	400,000	380,908
2.13%	01/15/25	200,000	190,030
2.38%	07/07/27	200,000	190,068
3.00%	02/21/24	500,000	501,310
International Bank for Reconstruction & Development
0.88%	08/15/19	500,000	491,055
1.63%	09/04/20	400,000	391,236
1.88%	04/21/20	500,000	493,300
2.00%	01/26/22	500,000	485,750
2.25%	06/24/21	500,000	492,465
2.50%	07/29/25	500,000	485,395
International Business Machines Corp.
2.50%	01/27/22	300,000	293,196
4.00%	06/20/42	500,000	488,310
International Finance Corp.
2.00%	10/24/22	200,000	193,018
2.13%	04/07/26	300,000	282,270
International Paper Co.
3.65%	06/15/24	500,000	493,480
Invesco Finance PLC
3.13%	11/30/22	200,000	197,304
Jabil Inc.
3.95%	01/12/28	200,000	190,990
4.70%	09/15/22	223,000	229,746
Jefferies Group LLC
5.13%	01/20/23	250,000	260,053
John Deere Capital Corp.
2.35%	01/08/21	100,000	98,288
2.70%	01/06/23	100,000	97,471
2.88%	03/12/21	50,000	49,685
3.05%	01/06/28	100,000	95,017
3.45%	06/07/23 - 03/13/25	75,000	74,790
Johnson & Johnson
1.95%	11/10/20	15,000	14,751
2.45%	12/05/21 - 03/01/26	425,000	416,206
2.90%	01/15/28	50,000	47,783
3.40%	01/15/38	25,000	23,624
3.50%	01/15/48	30,000	27,962
4.38%	12/05/33	250,000	268,855
Johnson Controls International PLC
3.63%	07/02/24	80,000	78,859	(g)
JPMorgan Chase & Co.
2.25%	01/23/20	250,000	246,772
2.75%	06/23/20	250,000	247,935
2.97%	01/15/23	200,000	194,718
3.13%	01/23/25	250,000	239,237
3.25%	09/23/22	236,000	233,619
3.38%	05/01/23	250,000	244,115
4.50%	01/24/22	703,000	727,345
6.40%	05/15/38	500,000	616,665
JPMorgan Chase & Co. (3.51% fixed rate until 06/18/21; 0.61% + 3 month USD LIBOR thereafter)
3.51%	06/18/22	100,000	100,154	(e)

		Principal Amount	Fair Value
JPMorgan Chase & Co. (3.56% fixed rate until 04/23/23; 0.73% + 3 month USD LIBOR thereafter)
3.56%	04/23/24	$300,000	$297,207	(e)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	300,000	270,063	(e)
JPMorgan Chase Bank NA (2.60% fixed rate until 02/01/20; 0.28% + 3 month USD LIBOR thereafter)
2.60%	02/01/21	250,000	247,790	(e)
Kaiser Foundation Hospitals
4.15%	05/01/47	100,000	101,150
Kansas City Power & Light Co.
4.20%	06/15/47	200,000	199,362
Kansas City Southern
4.70%	05/01/48	50,000	48,481
Kellogg Co.
2.65%	12/01/23	200,000	190,270
Kennametal Inc.
4.63%	06/15/28	25,000	24,949
Key Bank
3.38%	03/07/23	250,000	247,520
KeyCorp
2.90%	09/15/20	125,000	123,975
Kilroy Realty LP
3.45%	12/15/24	50,000	48,014
Kimberly-Clark Corp.
3.20%	07/30/46	125,000	107,742
Kinder Morgan Energy Partners LP
5.00%	08/15/42	442,000	409,898
Kinder Morgan Inc.
4.30%	06/01/25	115,000	114,648
5.05%	02/15/46	150,000	141,824
5.30%	12/01/34	300,000	294,873
KLA-Tencor Corp.
4.65%	11/01/24	215,000	222,357
Kraft Heinz Foods Co.
3.38%	06/15/21	15,000	15,041
4.00%	06/15/23	100,000	99,790
4.63%	01/30/29	50,000	49,647
5.00%	06/04/42	300,000	287,472
5.20%	07/15/45	150,000	146,185
Kreditanstalt fuer Wiederaufbau
1.50%	09/09/19 - 06/15/21	800,000	778,020
1.63%	05/29/20	300,000	294,084
1.75%	03/31/20 - 09/15/21	700,000	683,698
1.88%	12/15/20	150,000	146,893
2.00%	09/29/22 - 05/02/25	950,000	910,076
2.13%	03/07/22 - 06/15/22	600,000	584,094
2.63%	04/12/21	150,000	149,317
2.88%	04/03/28	175,000	173,064
L3 Technologies Inc.
3.85%	12/15/26	200,000	192,850
Laboratory Corporation of America Holdings
4.00%	11/01/23	200,000	202,406
Lam Research Corp.
3.80%	03/15/25	115,000	114,499
Landwirtschaftliche Rentenbank
2.50%	11/15/27	200,000	191,344
Leggett & Platt Inc.
3.50%	11/15/27	50,000	47,093
Lincoln National Corp.
3.63%	12/12/26	200,000	190,354
4.20%	03/15/22	317,000	324,507
Lloyds Bank PLC
2.70%	08/17/20	250,000	245,630
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	97,353
4.45%	05/08/25	200,000	201,298
4.65%	03/24/26	250,000	246,195
Lockheed Martin Corp.
3.60%	03/01/35	55,000	51,355
4.25%	11/15/19	300,000	305,643
4.70%	05/15/46	250,000	264,583
Loews Corp.
2.63%	05/15/23	400,000	385,352

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Lowe’s Companies Inc.
2.50%	04/15/26	$230,000	$210,471
3.12%	04/15/22	200,000	199,676
3.38%	09/15/25	30,000	29,409
4.05%	05/03/47	100,000	94,809
LYB International Finance II BV
3.50%	03/02/27	100,000	94,002
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	267,465
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	496,595
Maple Escrow Subsidiary Inc.
4.60%	05/25/28	50,000	50,182	(d)
4.99%	05/25/38	25,000	25,164	(d)
Markel Corp.
3.50%	11/01/27	50,000	46,531
Marriott International Inc.
4.00%	04/15/28	150,000	146,673
Marsh & McLennan Companies Inc.
4.20%	03/01/48	100,000	97,078
Martin Marietta Materials Inc.
3.50%	12/15/27	50,000	46,332
Masco Corp.
3.50%	04/01/21	60,000	59,889
4.38%	04/01/26	40,000	39,727
Mastercard Inc.
2.00%	11/21/21	200,000	194,010
2.95%	11/21/26	200,000	191,060
McDonald’s Corp.
3.70%	02/15/42	250,000	222,005
McKesson Corp.
3.80%	03/15/24	250,000	246,467
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	112,278
Medtronic Inc.
3.63%	03/15/24	200,000	200,704
4.50%	03/15/42	250,000	258,498
4.63%	03/15/44 - 03/15/45	400,000	422,276
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	398,385
Merck & Company Inc.
2.40%	09/15/22	878,000	851,493
2.75%	02/10/25	70,000	66,915
MetLife Inc.
4.13%	08/13/42	250,000	235,683
6.50%	12/15/32	250,000	309,625
Microsoft Corp.
1.10%	08/08/19	200,000	196,810
1.55%	08/08/21	300,000	287,775
2.40%	02/06/22 - 08/08/26	500,000	478,440
2.88%	02/06/24	300,000	294,042
3.45%	08/08/36	200,000	191,976
3.50%	02/12/35	65,000	63,103
3.75%	05/01/43	300,000	292,926
4.45%	11/03/45	425,000	460,700
Mid-America Apartments LP
4.20%	06/15/28	100,000	99,904
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	250,000	229,840
3.46%	03/02/23	100,000	99,088
3.78%	03/02/25	100,000	99,647
3.96%	03/02/28	100,000	100,410
Mizuho Financial Group Inc.
3.55%	03/05/23	200,000	198,656
4.02%	03/05/28	200,000	200,496
Molson Coors Brewing Co.
3.00%	07/15/26	95,000	86,437
Mondelez International Inc.
4.13%	05/07/28	100,000	98,960
Monsanto Co.
3.95%	04/15/45	150,000	131,014
4.20%	07/15/34	70,000	65,099
Moody’s Corp.
4.88%	02/15/24	250,000	262,417
Morgan Stanley
2.38%	07/23/19	350,000	348,110
2.63%	11/17/21	200,000	194,528

		Principal Amount	Fair Value
2.80%	06/16/20	$230,000	$228,109
3.13%	01/23/23 - 07/27/26	350,000	330,204
3.95%	04/23/27	250,000	238,677
4.00%	07/23/25	95,000	94,709
4.10%	05/22/23	250,000	251,292
4.35%	09/08/26	250,000	246,672
4.88%	11/01/22	250,000	259,375
5.50%	07/28/21	398,000	421,100
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.84% + 3 month USD LIBOR thereafter)
3.74%	04/24/24	160,000	159,314	(e)
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	100,000	96,424	(e)
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46%	04/22/39	100,000	98,035	(e)
Motorola Solutions Inc.
3.50%	09/01/21	250,000	248,040
4.60%	02/23/28	200,000	198,818
MPLX LP
4.00%	03/15/28	35,000	33,304
4.50%	04/15/38	30,000	27,761
4.70%	04/15/48	25,000	23,210
4.90%	04/15/58	25,000	22,336
MUFG Americas Holdings Corp.
3.00%	02/10/25	250,000	239,035
Mylan Inc.
4.55%	04/15/28	100,000	97,685	(d)
5.20%	04/15/48	100,000	96,639	(d)
National Australia Bank Ltd.
2.13%	05/22/20	250,000	245,295
2.25%	01/10/20	100,000	98,745
2.80%	01/10/22	100,000	97,745
National Retail Properties Inc.
3.60%	12/15/26	200,000	189,442
National Rural Utilities Cooperative Finance Corp.
2.90%	03/15/21	70,000	69,490
3.40%	02/07/28	200,000	194,534
NetApp Inc.
3.38%	06/15/21	210,000	208,664
Newmont Mining Corp.
3.50%	03/15/22	250,000	248,747
Nexen Energy ULC
6.40%	05/15/37	500,000	612,175
NIKE Inc.
2.38%	11/01/26	250,000	227,515
NiSource Inc.
2.65%	11/17/22	40,000	38,612
3.65%	06/15/23	100,000	100,142	(d)
4.38%	05/15/47	100,000	97,944
Nordic Investment Bank
2.25%	02/01/21	200,000	197,468
Norfolk Southern Corp.
3.94%	11/01/47	160,000	148,016
4.15%	02/28/48	100,000	95,821
Northrop Grumman Corp.
2.08%	10/15/20	160,000	156,360
2.55%	10/15/22	100,000	96,407
2.93%	01/15/25	150,000	142,395
3.25%	01/15/28	165,000	155,333
4.03%	10/15/47	175,000	163,809
Northwestern University
3.66%	12/01/57	10,000	9,570
Novartis Capital Corp.
2.40%	09/21/22	552,000	535,628
3.00%	11/20/25	250,000	241,012
NSTAR Electric Co.
3.20%	05/15/27	100,000	95,960
Nutrien Ltd.
3.63%	03/15/24	250,000	242,580
4.00%	12/15/26	200,000	193,210
O’Reilly Automotive Inc.
4.35%	06/01/28	100,000	99,473
Occidental Petroleum Corp.
3.00%	02/15/27	200,000	189,602

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
3.40%	04/15/26	$140,000	$136,660
4.10%	02/15/47	200,000	196,072
Oesterreichische Kontrollbank AG
1.75%	01/24/20	200,000	197,250
Ohio Power Co.
4.15%	04/01/48	100,000	100,598
Omega Healthcare Investors Inc.
4.50%	04/01/27	200,000	190,914
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	200,000	198,986
ONEOK Partners LP
6.13%	02/01/41	312,000	343,811
Oracle Corp.
1.90%	09/15/21	200,000	192,340
2.25%	10/08/19	250,000	248,535
2.65%	07/15/26	300,000	276,921
3.25%	05/15/30	250,000	236,495
3.63%	07/15/23	125,000	126,261
4.00%	07/15/46	200,000	188,872
4.30%	07/08/34	500,000	509,485
Orange S.A.
9.00%	03/01/31	250,000	343,177
Owens Corning
4.20%	12/15/22	250,000	250,783
PACCAR Financial Corp.
2.05%	11/13/20	50,000	48,904
3.10%	05/10/21	20,000	20,039
Pacific Gas & Electric Co.
6.05%	03/01/34	411,000	443,444
PacifiCorp
6.25%	10/15/37	153,000	195,913
Packaging Corporation of America
2.45%	12/15/20	70,000	68,690
3.40%	12/15/27	35,000	33,041
Parker-Hannifin Corp.
4.20%	11/21/34	350,000	356,738
Patterson-UTI Energy Inc.
3.95%	02/01/28	200,000	187,456	(d)
Pepsi-Cola Metropolitan Bottling Company Inc.
7.00%	03/01/29	150,000	191,137
PepsiCo Inc.
1.85%	04/30/20	250,000	245,600
2.00%	04/15/21	100,000	97,388
2.75%	03/01/23	250,000	244,463
3.00%	10/15/27	100,000	94,998
4.45%	04/14/46	250,000	262,412
Petroleos Mexicanos
4.50%	01/23/26	100,000	93,347
5.38%	03/13/22	300,000	307,332
5.50%	01/21/21 - 06/27/44	558,000	562,870
6.38%	01/23/45	250,000	229,492
6.50%	03/13/27 - 06/02/41	567,000	565,860
6.75%	09/21/47	113,000	106,620
6.88%	08/04/26	250,000	262,342
Pfizer Inc.
1.70%	12/15/19	200,000	197,156
3.00%	12/15/26	200,000	192,284
4.00%	12/15/36	100,000	100,437
4.13%	12/15/46	200,000	201,616
4.30%	06/15/43	350,000	357,686
Philip Morris International Inc.
2.00%	02/21/20	300,000	295,266
3.13%	03/02/28	50,000	47,342
3.88%	08/21/42	442,000	396,806
Phillips 66
3.90%	03/15/28	50,000	49,020
4.88%	11/15/44	45,000	46,541
Phillips 66 Partners LP
3.75%	03/01/28	10,000	9,358
4.68%	02/15/45	10,000	9,341
Pinnacle West Capital Corp.
2.25%	11/30/20	45,000	43,834
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	200,000	195,254
4.50%	12/15/26	200,000	196,806

		Principal Amount	Fair Value
PNC Bank NA
2.00%	05/19/20	$200,000	$196,024
2.55%	12/09/21	250,000	243,592
2.95%	02/23/25	400,000	382,968
3.10%	10/25/27	200,000	189,238
PPG Industries Inc.
3.75%	03/15/28	50,000	49,282
PPL Capital Funding Inc.
3.40%	06/01/23	200,000	195,908
PPL Electric Utilities Corp.
4.15%	06/15/48	100,000	101,643
President & Fellows of Harvard College
3.15%	07/15/46	50,000	44,471
Principal Financial Group Inc.
3.40%	05/15/25	250,000	243,425
Prologis LP (REIT)
4.25%	08/15/23	250,000	257,510
Providence Saint Joseph Health Obligated Group
3.93%	10/01/48	20,000	19,066
Prudential Financial Inc.
3.94%	12/07/49	290,000	261,307
Public Service Company of Colorado
3.70%	06/15/28	50,000	50,290
4.10%	06/15/48	30,000	30,112
Public Service Electric & Gas Co.
2.38%	05/15/23	500,000	477,315
Puget Energy Inc.
3.65%	05/15/25	300,000	291,780
QUALCOMM Inc.
1.85%	05/20/19	200,000	199,907
4.30%	05/20/47	100,000	93,248
4.65%	05/20/35	150,000	151,741
Quest Diagnostics Inc.
3.50%	03/30/25	150,000	144,531
4.25%	04/01/24	250,000	253,967
Raytheon Co.
3.15%	12/15/24	90,000	89,023
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	517,820
Regency Centers LP
4.13%	03/15/28	50,000	49,432
RELX Capital Inc.
3.50%	03/16/23	30,000	29,789
Republic Services Inc.
5.50%	09/15/19	300,000	308,832
Reynolds American Inc.
4.45%	06/12/25	300,000	301,770
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	450,000	508,586
Rogers Communications Inc.
2.90%	11/15/26	200,000	184,798
3.00%	03/15/23	250,000	244,030
3.63%	12/15/25	60,000	58,708
Roper Technologies Inc.
3.80%	12/15/26	200,000	194,930
Royal Bank of Canada
2.15%	03/06/20 - 10/26/20	475,000	466,077
2.75%	02/01/22	200,000	196,480
Royal Bank of Scotland Group PLC
3.88%	09/12/23	200,000	194,430
Royal Bank of Scotland Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89%	05/18/29	200,000	199,048	(e)
RPM International Inc.
4.25%	01/15/48	50,000	45,207
Ryder System Inc.
3.40%	03/01/23	150,000	147,868
S&P Global Inc.
4.40%	02/15/26	250,000	256,625
Sabine Pass Liquefaction LLC
5.63%	02/01/21 - 03/01/25	310,000	326,625
5.75%	05/15/24	135,000	143,962
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	502,505
Sanofi
3.63%	06/19/28	100,000	99,710

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Santander Holdings USA Inc.
2.65%	04/17/20	$150,000	$148,615
3.40%	01/18/23	50,000	48,349
4.40%	07/13/27	50,000	47,843
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37%	01/05/24	200,000	192,556	(e)
Santander UK PLC
2.38%	03/16/20	250,000	246,225
Seagate HDD Cayman
4.75%	06/01/23	250,000	247,342
Sempra Energy
4.05%	12/01/23	250,000	253,225
Shell International Finance BV
4.00%	05/10/46	250,000	242,068
4.13%	05/11/35	250,000	253,627
4.38%	03/25/20	500,000	512,845
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	150,000	137,200
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	600,706
SL Green Operating Partnership LP
3.25%	10/15/22	30,000	29,167
South Carolina Electric & Gas Co.
5.10%	06/01/65	150,000	151,107
Southern California Edison Co.
3.40%	06/01/23	200,000	199,178
3.60%	02/01/45	225,000	196,038
Southern Copper Corp.
5.88%	04/23/45	255,000	271,779
Southwest Airlines Co.
3.00%	11/15/26	200,000	184,460
Southwestern Electric Power Co.
3.85%	02/01/48	100,000	92,438
Spectra Energy Partners LP
3.50%	03/15/25	250,000	238,452
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	245,140
Starbucks Corp.
2.20%	11/22/20	20,000	19,548
3.10%	03/01/23	50,000	49,009
3.50%	03/01/28	50,000	48,116
3.75%	12/01/47	35,000	30,374
Stryker Corp.
3.65%	03/07/28	250,000	243,940
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	250,000	247,210
Sumitomo Mitsui Financial Group Inc.
2.78%	10/18/22	200,000	193,238
3.01%	10/19/26	500,000	468,225
3.35%	10/18/27	50,000	47,854
Suncor Energy Inc.
6.85%	06/01/39	250,000	321,217
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	250,000	267,213
SunTrust Bank
2.25%	01/31/20	100,000	98,733
3.00%	02/02/23	100,000	97,819
SunTrust Banks Inc.
4.00%	05/01/25	50,000	50,251
Svensk Exportkredit AB
1.75%	05/18/20	200,000	196,332
Svenska Handelsbanken AB
3.35%	05/24/21	250,000	250,053
Synchrony Financial
3.95%	12/01/27	300,000	277,011
Sysco Corp.
3.55%	03/15/25	100,000	98,099
4.45%	03/15/48	100,000	96,912
Tampa Electric Co.
4.30%	06/15/48	50,000	49,701
Target Corp.
3.90%	11/15/47	50,000	46,379
4.00%	07/01/42	300,000	285,666
TC PipeLines LP
3.90%	05/25/27	100,000	94,214

		Principal Amount	Fair Value
TD Ameritrade Holding Corp.
2.95%	04/01/22	$250,000	$245,438
Telefonica Emisiones SAU
5.88%	07/15/19	500,000	514,675
TELUS Corp.
4.60%	11/16/48	50,000	49,053
Texas Instruments Inc.
1.75%	05/01/20	250,000	245,247
The Allstate Corp.
3.28%	12/15/26	100,000	96,279
4.20%	12/15/46	100,000	98,207
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	250,000	257,197	(e)
The Bank of New York Mellon Corp.
2.80%	05/04/26	30,000	28,363
3.00%	02/24/25	105,000	101,204
3.50%	04/28/23	100,000	100,081
The Bank of Nova Scotia
2.50%	01/08/21	200,000	196,366
3.13%	04/20/21	300,000	298,515
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	200,000	181,078	(e)
The Board of Trustees of The Leland Stanford Junior University
3.65%	05/01/48	200,000	197,602
The Boeing Co.
3.38%	06/15/46	150,000	135,498
The Charles Schwab Corp.
3.85%	05/21/25	150,000	151,715
The Clorox Co.
3.50%	12/15/24	250,000	247,957
The Coca-Cola Co.
2.45%	11/01/20	300,000	297,612
The Dow Chemical Co.
3.00%	11/15/22	137,000	133,463
4.38%	11/15/42	437,000	413,533
The George Washington University
4.13%	09/15/48	50,000	50,781
The Goldman Sachs Group Inc.
2.30%	12/13/19	200,000	197,784
2.75%	09/15/20	750,000	741,667
3.00%	04/26/22	100,000	97,652
3.50%	11/16/26	250,000	235,212
3.85%	07/08/24	250,000	247,865
5.75%	01/24/22	500,000	535,035
6.25%	02/01/41	350,000	409,895
6.75%	10/01/37	400,000	474,204
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	200,000	195,276	(e)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	200,000	181,946	(e)
The Hartford Financial Services Group Inc.
4.40%	03/15/48	100,000	96,205
The Hershey Co.
3.38%	05/15/23	50,000	50,075
The Home Depot Inc.
2.13%	09/15/26	245,000	218,658
2.63%	06/01/22	190,000	186,569
4.20%	04/01/43	250,000	250,680
4.40%	04/01/21	500,000	516,495
The JM Smucker Co.
3.38%	12/15/27	100,000	92,975
The Kroger Co.
3.85%	08/01/23	500,000	502,725
The Mosaic Co.
3.25%	11/15/22	50,000	48,727
4.05%	11/15/27	50,000	47,731
The Procter & Gamble Co.
1.70%	11/03/21	200,000	192,334
2.45%	11/03/26	200,000	184,710
The Progressive Corp.
4.35%	04/25/44	100,000	101,303

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
The Sherwin-Williams Co.
2.75%	06/01/22	$100,000	$96,866
3.45%	06/01/27	100,000	94,663
3.95%	01/15/26	100,000	99,420
4.20%	01/15/22	100,000	101,765
4.50%	06/01/47	100,000	95,637
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter)
5.50%	03/15/57	400,000	412,344	(e)
The Toronto-Dominion Bank
1.90%	10/24/19	200,000	197,714
2.25%	11/05/19	250,000	248,052
3.25%	06/11/21	100,000	100,098
The Travelers Companies Inc.
4.00%	05/30/47	200,000	192,568
5.35%	11/01/40	150,000	173,200
The Walt Disney Co.
2.30%	02/12/21	130,000	126,699
3.00%	07/30/46	60,000	47,941
3.15%	09/17/25	165,000	160,076
The Western Union Co.
3.60%	03/15/22	300,000	297,450
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	79,582
4.15%	02/01/24	25,000	25,403
Thomson Reuters Corp.
4.50%	05/23/43	150,000	139,257
Time Warner Cable LLC
4.50%	09/15/42	500,000	413,620
Total Capital International S.A.
2.75%	06/19/21	250,000	247,845
Total System Services Inc.
4.45%	06/01/28	100,000	99,721
Toyota Motor Credit Corp.
1.95%	04/17/20	200,000	196,600
2.60%	01/11/22	100,000	97,908
2.70%	01/11/23	200,000	194,588
3.05%	01/11/28	200,000	189,772
TransAlta Corp.
4.50%	11/15/22	373,000	369,154
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	462,602
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	100,000	97,906	(d)
Tyson Foods Inc.
2.65%	08/15/19	250,000	249,010
4.88%	08/15/34	70,000	71,151
U.S. Bancorp
2.63%	01/24/22	100,000	97,927
Unilever Capital Corp.
2.00%	07/28/26	250,000	222,910
2.90%	05/05/27	100,000	94,781
Union Electric Co.
2.95%	06/15/27	200,000	189,062
3.65%	04/15/45	135,000	125,208
Union Pacific Corp.
3.00%	04/15/27	300,000	283,671
3.50%	06/08/23	50,000	50,065
3.95%	09/10/28	30,000	30,169
4.38%	09/10/38	15,000	15,206
4.50%	09/10/48	30,000	30,588
4.80%	09/10/58	25,000	25,964
United Airlines 2013-1 Class A Pass Through Trust
4.30%	08/15/25	206,851	209,520
United Parcel Service Inc.
2.45%	10/01/22	625,000	605,231
3.05%	11/15/27	50,000	47,655
3.75%	11/15/47	50,000	45,994
United Technologies Corp.
4.50%	06/01/42	458,000	450,965
UnitedHealth Group Inc.
2.95%	10/15/27	200,000	186,782
3.10%	03/15/26	350,000	334,316
3.45%	01/15/27	200,000	194,974
3.75%	10/15/47	200,000	184,308
4.63%	07/15/35	45,000	47,498
6.88%	02/15/38	250,000	332,117

		Principal Amount	Fair Value
University of Notre Dame du Lac
3.39%	02/15/48	$25,000	$23,493
US Bank NA
2.05%	10/23/20	250,000	244,123
2.80%	01/27/25	350,000	333,060
Vale Overseas Ltd.
6.88%	11/10/39	400,000	451,876
Valero Energy Corp.
6.63%	06/15/37	300,000	360,396
Valero Energy Partners LP
4.38%	12/15/26	200,000	197,318
Ventas Realty LP
4.00%	03/01/28	150,000	144,973
VEREIT Operating Partnership LP
4.13%	06/01/21	15,000	15,230
4.60%	02/06/24	20,000	19,996
4.88%	06/01/26	25,000	24,956
Verizon Communications Inc.
3.85%	11/01/42	436,000	365,721
4.33%	09/21/28	809,000	803,216	(d)
4.40%	11/01/34	250,000	235,650
4.52%	09/15/48	150,000	136,971
4.81%	03/15/39	539,000	522,108
5.01%	04/15/49	267,000	259,994
Viacom Inc.
5.85%	09/01/43	100,000	99,935
Virginia Electric & Power Co.
3.80%	04/01/28	200,000	199,308
4.65%	08/15/43	500,000	524,825
Visa Inc.
4.30%	12/14/45	350,000	363,226
Vodafone Group PLC
2.50%	09/26/22	376,000	359,445
4.38%	05/30/28 - 02/19/43	305,000	278,716
5.25%	05/30/48	50,000	49,783
Vornado Realty LP
3.50%	01/15/25	50,000	47,992
Vulcan Materials Co.
4.70%	03/01/48	50,000	46,803	(d)
Wabtec Corp.
3.45%	11/15/26	200,000	183,518
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	51,269
4.50%	11/18/34	155,000	146,432
Walmart Inc.
1.75%	10/09/19	100,000	98,915
1.90%	12/15/20	100,000	97,960
2.35%	12/15/22	400,000	385,972
2.65%	12/15/24	100,000	95,778
3.13%	06/23/21	50,000	50,267
3.40%	06/26/23	50,000	50,402
3.63%	12/15/47	125,000	116,529
3.70%	06/26/28	100,000	100,951
3.95%	06/28/38	40,000	40,162
4.05%	06/29/48	35,000	35,270
Warner Media LLC
6.10%	07/15/40	650,000	696,806
Waste Management Inc.
2.90%	09/15/22	500,000	491,585
WEC Energy Group Inc.
3.38%	06/15/21	65,000	65,253
Wells Fargo & Co.
2.15%	01/30/20	620,000	610,830
2.50%	03/04/21	240,000	234,710
4.13%	08/15/23	250,000	251,233
4.40%	06/14/46	250,000	229,035
4.65%	11/04/44	150,000	143,095
4.75%	12/07/46	200,000	193,042
5.61%	01/15/44	569,000	609,706
Wells Fargo Bank NA
2.15%	12/06/19	250,000	247,117
Welltower Inc.
4.25%	04/15/28	115,000	112,955
Western Gas Partners LP
5.45%	04/01/44	150,000	141,939

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Westlake Chemical Corp.
4.38%	11/15/47	$50,000	$46,128
Westpac Banking Corp.
2.00%	08/19/21	500,000	479,330
2.80%	01/11/22	100,000	97,774
3.35%	03/08/27	200,000	191,548
Westpac Banking Corp. (2.24% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32%	11/23/31	100,000	96,464	(e)
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	127,106
Whirlpool Corp.
3.70%	05/01/25	250,000	245,865
Williams Partners LP
4.85%	03/01/48	70,000	67,059
5.10%	09/15/45	150,000	148,141
5.80%	11/15/43	250,000	267,595
Wisconsin Power & Light Co.
3.05%	10/15/27	100,000	94,475
WPP Finance 2010
5.13%	09/07/42	191,000	188,773
Wyndham Destinations Inc.
4.25%	03/01/22	25,000	24,343
Xcel Energy Inc.
3.30%	06/01/25	250,000	241,650
4.00%	06/15/28	100,000	100,245
Zimmer Biomet Holdings Inc.
3.70%	03/19/23	75,000	74,540
Zoetis Inc.
4.70%	02/01/43	250,000	258,197
			192,148,814
Non-Agency Collateralized Mortgage Obligations – 0.4%
Benchmark Mortgage Trust
4.12%	07/15/51	100,000	102,922
CD 2017-CD6 Mortgage Trust
3.46%	11/13/50	150,000	146,661
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	800,000	809,786
COMM 2012-CR1 Mortgage Trust
3.39%	05/15/45	468,712	469,884
COMM 2013-CCRE12 Mortgage Trust
4.05%	10/10/46	200,000	205,701
COMM 2013-CR11 Mortgage Trust
4.72%	08/10/50	1,000,000	1,045,102	(e)
COMM 2013-CR8 Mortgage Trust
3.61%	06/10/46	750,000	757,309	(e)
COMM 2015-PC1 Mortgage Trust
3.90%	07/10/50	500,000	506,910
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	750,000	760,927	(e)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
3.14%	05/15/49	500,000	493,157
UBS Commercial Mortgage Trust 2017-C4
3.56%	10/15/50	185,000	181,693
UBS Commercial Mortgage Trust 2018-C10
4.31%	05/15/51	100,000	103,690
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	222,360	(e)
Wells Fargo Commercial Mortgage Trust 2017-C41
3.47%	11/15/50	300,000	293,373
Wells Fargo Commercial Mortgage Trust 2017-C42
3.59%	12/15/50	400,000	396,871
WF-RBS Commercial Mortgage Trust 2012-C10
3.24%	12/15/45	1,200,000	1,177,726
WF-RBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	199,682
			7,873,754
Sovereign Bonds – 0.5%
Export Development Canada
1.63%	01/17/20	200,000	196,996
2.50%	01/24/23	200,000	196,564
Government of Canada
2.00%	11/15/22	125,000	120,894
Government of Chile
3.63%	10/30/42	350,000	326,833

		Principal Amount	Fair Value
Government of Colombia
4.38%	07/12/21	$300,000	$306,822
5.00%	06/15/45	250,000	245,185
6.13%	01/18/41	250,000	279,700
Government of Hungary
5.38%	03/25/24	300,000	319,485
Government of Italy
5.38%	06/15/33	250,000	269,718
Government of Mexico
3.50%	01/21/21	250,000	249,788
3.75%	01/11/28	200,000	188,950
4.35%	01/15/47	200,000	178,386
4.75%	03/08/44	702,000	659,733
5.75%	10/12/10	172,000	170,067
6.05%	01/11/40	130,000	143,048
Government of Panama
6.70%	01/26/36	250,000	305,592
Government of Peru
6.55%	03/14/37	297,000	371,158
7.35%	07/21/25	100,000	122,131
Government of Philippines
3.70%	03/01/41	200,000	184,232
4.00%	01/15/21	100,000	101,122
7.75%	01/14/31	500,000	658,045
Government of Poland
3.00%	03/17/23	147,000	143,626
3.25%	04/06/26	200,000	193,160
5.00%	03/23/22	100,000	105,465
6.38%	07/15/19	74,000	76,705
Government of Uruguay
4.50%	08/14/24	500,000	516,390
Indonesia Government International Bond
4.10%	04/24/28	200,000	193,454
Iraq Government AID Bond
2.15%	01/18/22	480,000	468,677
Japan Bank for International Cooperation
1.50%	07/21/21	400,000	381,708
2.13%	07/21/20	400,000	393,688
2.38%	11/16/22	200,000	193,518
2.88%	07/21/27	200,000	193,874
Province of Alberta Canada
3.30%	03/15/28	200,000	199,462
Province of Manitoba Canada
2.13%	05/04/22	200,000	192,726
Province of Ontario Canada
2.25%	05/18/22	200,000	193,758
2.55%	02/12/21	100,000	99,007
Province of Quebec Canada
2.50%	04/20/26	500,000	475,505
2.75%	04/12/27	200,000	192,424
The Korea Development Bank
2.63%	02/27/22	400,000	387,816
			10,195,412
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	200,000	255,090
Bay Area Toll Authority
6.26%	04/01/49	100,000	138,908
Chicago Transit Authority
6.90%	12/01/40	75,000	97,592
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	213,398
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	88,028
6.00%	12/01/44	100,000	129,704
East Bay Municipal Utility District
5.87%	06/01/40	100,000	126,784
Florida Hurricane Catastrophe Fund Finance Corp.
3.00%	07/01/20	100,000	100,282
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	141,247
6.60%	07/01/50	90,000	130,278
Los Angeles Unified School District
5.76%	07/01/29	110,000	128,753
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	335,527

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Municipal Electric Authority of Georgia
6.64%	04/01/57	$125,000	$158,049
New York City Water & Sewer System
6.01%	06/15/42	250,000	324,855
North Texas Tollway Authority
6.72%	01/01/49	100,000	141,968
Port Authority of New York & New Jersey
4.46%	10/01/62	100,000	106,207
5.31%	08/01/46	200,000	216,850
San Diego County Water Authority Financing Corp.
6.14%	05/01/49	100,000	131,996
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	201,775
State of California
5.70%	11/01/21	605,000	657,611
7.55%	04/01/39	200,000	294,928
State of Illinois
5.10%	06/01/33	250,000	236,590
State of Texas
5.52%	04/01/39	200,000	252,630
University of California
4.60%	05/15/31	100,000	107,877
4.77%	05/15/15	100,000	103,845
6.58%	05/15/49	100,000	134,053
University of Texas System
4.79%	08/15/46	100,000	113,253
			5,068,078
FNMA (TBA) – 0.0% *
Lehman
5.50%	TBA	378,353	8,172	(h,i)
Total Bonds and Notes (Cost $680,493,893)			664,564,447

	Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 3.3%

Exchange Traded & Mutual Funds – 3.3%
SPDR Bloomberg Barclays High Yield Bond ETF (Cost $72,005,250)	2,022,863	$71,771,179	(j)

Total Investments in Securities (Cost $1,684,847,520)		2,107,133,570

Short-Term Investments – 2.4%

State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.86% (Cost $50,927,408)	50,927,408	50,927,408	(j,k)

Total Investments (Cost $1,735,774,928)		2,158,060,978

Liabilities in Excess of Other Assets, net – (0.0)%		(406,788)

NET ASSETS – 100.0%		$2,157,654,190

Other Information:

The Fund had the following long futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
CME E-mini Russell 2000 Index Futures	September 2018	10	840,928	$823,750	$(17,178)
MSCI EAFE Mini Index Futures	September 2018	9	906,385	879,930	(26,455)
MSCI Emerging Markets Index Futures	September 2018	91	5,220,768	4,838,015	(382,753)

S&P 500 Emini Index Futures	September 2018	31	4,316,400	4,218,480	(97,920)
S&P Mid 400 Emini Index Futures	September 2018	2	400,179	391,220	(8,959)

					$(533,265)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.
(c)

State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

(d)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to $6,829,755 or 0.32% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .

(e)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(g)	Step coupon bond.
(h)	Security is in default.
(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors . Security value is determined based on level 3 inputs.
(j)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(k)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2018.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corporation
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipt
TBA	To Be Announced

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$802,268,572	$434,360	$—	$802,702,932
Foreign Equity	567,833,957	261,055	—	568,095,012
U.S. Treasuries	—	243,864,570	—	243,864,570
U.S. Government Sponsored Agencies	—	1,002,760	—	1,002,760
Agency Mortgage Backed	—	196,002,014	—	196,002,014
Agency Collateralized Mortgage Obligations	—	4,884,272	—	4,884,272
Asset Backed	—	3,516,601	—	3,516,601
Corporate Notes	—	192,148,814	—	192,148,814
Non-Agency Collateralized Mortgage Obligations	—	7,873,754	—	7,873,754
Sovereign Bonds	—	10,195,412	—	10,195,412
Municipal Bonds and Notes	—	5,068,078	—	5,068,078
FNMA (TBA)	—	—	8,172	8,172
Exchange Traded & Mutual Funds	71,771,179	—	—	71,771,179
Short-Term Investments	50,927,408	—	—	50,927,408

Total Investments in Securities	$1,424,508,172	$733,540,605	$8,172	$2,158,056,949

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(533,265)	$—	$—	$(533,265)

The Fund was invested in the following countries/territories at June 30, 2018 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	71.02%
Japan	4.38%
United Kingdom	3.56%
Canada	2.08%
China	1.99%
France	1.97%
Germany	1.93%
Switzerland	1.64%
Australia	1.34%
South Korea	0.94%
Netherlands	0.74%
Taiwan	0.72%
Hong Kong	0.68%
Spain	0.57%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Ireland	0.55%
India	0.54%
Supranational	0.48%
Sweden	0.48%
South Africa	0.43%
Brazil	0.39%
Italy	0.39%
Mexico	0.37%
Denmark	0.29%
Singapore	0.21%
Russian Federation	0.21%
Belgium	0.20%
Finland	0.18%
Norway	0.17%
Malaysia	0.15%
Thailand	0.14%
Indonesia	0.12%
Philippines	0.11%
Chile	0.10%
Colombia	0.10%
Poland	0.09%
Israel	0.09%
Bermuda	0.06%
Luxembourg	0.06%
Austria	0.06%
Turkey	0.05%
Qatar	0.05%
Cayman Islands	0.05%
Peru	0.05%
New Zealand	0.04%
United Arab Emirates	0.04%
Hungary	0.03%
Portugal	0.03%
Uruguay	0.02%
Iraq	0.02%
Greece	0.02%
Panama	0.02%
Guernsey	0.01%
Czech Republic	0.01%
Isle Of Man	0.01%
Egypt	0.01%
Uae	0.01%
Romania	0.00%
Jersey	0.00%
Puerto Rico	0.00%
Monaco	0.00%
Virgin Islands	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2018 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.72%	3.40%	5.12%
Exchange Traded Funds	3.33%	0.00%	3.33%
Pharmaceuticals	1.53%	1.44%	2.97%
Internet Software & Services	1.90%	0.91%	2.81%
Integrated Oil & Gas	1.01%	1.23%	2.24%
Technology Hardware, Storage & Peripherals	1.58%	0.46%	2.04%
Semiconductors	1.32%	0.45%	1.77%
Internet & Direct Marketing Retail	1.50%	0.10%	1.60%
Systems Software	1.45%	0.05%	1.50%
Data Processing & Outsourced Services	1.13%	0.13%	1.26%
Healthcare Equipment	0.85%	0.41%	1.26%
Aerospace & Defense	0.95%	0.31%	1.26%
Biotechnology	0.90%	0.32%	1.22%
Integrated Telecommunication Services	0.68%	0.47%	1.15%
Electric Utilities	0.66%	0.41%	1.07%
Packaged Foods & Meats	0.36%	0.63%	0.99%
Industrial Conglomerates	0.57%	0.37%	0.94%
Life & Health Insurance	0.26%	0.64%	0.90%
Oil & Gas Exploration & Production	0.61%	0.28%	0.89%
Automobile Manufacturers	0.15%	0.71%	0.86%
Application Software	0.54%	0.29%	0.83%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

Industry	Domestic	Foreign	Total
Regional Banks	0.47%	0.29%	0.76%
Managed Healthcare	0.70%	0.03%	0.73%
IT Consulting & Other Services	0.31%	0.39%	0.70%
Industrial Machinery	0.26%	0.43%	0.69%
Household Products	0.50%	0.18%	0.68%
Multi-Sector Holdings	0.57%	0.11%	0.68%
Tobacco	0.36%	0.28%	0.64%
Railroads	0.35%	0.29%	0.64%
Soft Drinks	0.54%	0.06%	0.60%
Asset Management & Custody Banks	0.38%	0.17%	0.55%
Cable & Satellite	0.32%	0.23%	0.55%
Multi-Utilities	0.34%	0.21%	0.55%
Apparel, Accessories & Luxury Goods	0.14%	0.40%	0.54%
Multi-Line Insurance	0.13%	0.39%	0.52%
Restaurants	0.40%	0.12%	0.52%
Specialty Chemicals	0.18%	0.33%	0.51%
Property & Casualty Insurance	0.17%	0.34%	0.51%
Personal Products	0.06%	0.44%	0.50%
Financial Exchanges & Data	0.34%	0.15%	0.49%
Home Improvement Retail	0.47%	0.01%	0.48%
Communications Equipment	0.37%	0.11%	0.48%
Diversified Chemicals	0.26%	0.22%	0.48%
Wireless Telecommunication Services	0.00%	0.47%	0.47%
Diversified Metals & Mining	0.00%	0.47%	0.47%
Hypermarkets & Super Centers	0.33%	0.12%	0.45%
Specialized REITs	0.44%	0.00%	0.44%
Investment Banking & Brokerage	0.36%	0.08%	0.44%
Oil & Gas Refining & Marketing	0.24%	0.18%	0.42%
Movies & Entertainment	0.37%	0.05%	0.42%
Electrical Components & Equipment	0.18%	0.21%	0.39%
Life Sciences Tools & Services	0.29%	0.09%	0.38%
Trading Companies & Distributors	0.06%	0.29%	0.35%
Retail REITs	0.16%	0.18%	0.34%
Healthcare Services	0.25%	0.09%	0.34%
Construction Machinery & Heavy Trucks	0.19%	0.15%	0.34%
Food Retail	0.03%	0.30%	0.33%
Oil & Gas Storage & Transportation	0.12%	0.21%	0.33%
Oil & Gas Equipment & Services	0.25%	0.08%	0.33%
Semiconductor Equipment	0.14%	0.18%	0.32%
Air Freight & Logistics	0.24%	0.07%	0.31%
Apparel Retail	0.17%	0.14%	0.31%
Electronic Components	0.08%	0.23%	0.31%
Consumer Finance	0.26%	0.03%	0.29%
Construction & Engineering	0.04%	0.24%	0.28%
Auto Parts & Equipment	0.01%	0.27%	0.28%
Steel	0.03%	0.25%	0.28%
Brewers	0.02%	0.25%	0.27%
Building Products	0.09%	0.18%	0.27%
Commodity Chemicals	0.06%	0.20%	0.26%
Research & Consulting Services	0.07%	0.19%	0.26%
Distillers & Vintners	0.08%	0.17%	0.25%
Home Entertainment Software	0.18%	0.07%	0.25%
Industrial Gases	0.12%	0.13%	0.25%
Hotels, Resorts & Cruise Lines	0.17%	0.07%	0.24%
Diversified Real Estate Activities	0.00%	0.24%	0.24%
Construction Materials	0.05%	0.19%	0.24%
Airlines	0.16%	0.06%	0.22%
Casinos & Gaming	0.04%	0.16%	0.20%
Diversified Capital Markets	0.00%	0.20%	0.20%
Footwear	0.16%	0.04%	0.20%
Electronic Equipment & Instruments	0.01%	0.18%	0.19%
General Merchandise Stores	0.13%	0.06%	0.19%
Healthcare Supplies	0.09%	0.09%	0.18%
Insurance Brokers	0.08%	0.09%	0.17%
Consumer Electronics	0.00%	0.15%	0.15%
Residential REITs	0.15%	0.00%	0.15%
Home Building	0.05%	0.10%	0.15%
Electronic Manufacturing Services	0.01%	0.14%	0.15%
Gold	0.03%	0.11%	0.14%
Gas Utilities	0.01%	0.13%	0.14%
Real Estate Development	0.00%	0.14%	0.14%
Office REITs	0.08%	0.06%	0.14%
Paper Packaging	0.09%	0.04%	0.13%
Real Estate Operating Companies	0.00%	0.13%	0.13%
Healthcare Distributors	0.10%	0.03%	0.13%
Industrial REITs	0.07%	0.06%	0.13%
Fertilizers & Agricultural Chemicals	0.06%	0.07%	0.13%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2018 (Unaudited)

Industry	Domestic	Foreign	Total
Department Stores	0.05%	0.07%	0.12%
Healthcare Facilities	0.06%	0.06%	0.12%
Reinsurance	0.00%	0.12%	0.12%
Advertising	0.04%	0.07%	0.11%
Automotive Retail	0.09%	0.02%	0.11%
Diversified REITs	0.00%	0.11%	0.11%
Thrifts & Mortgage Finance	0.00%	0.11%	0.11%
Agricultural & Farm Machinery	0.07%	0.04%	0.11%
Health Care REITs	0.11%	0.00%	0.11%
Environmental & Facilities Services	0.08%	0.03%	0.11%
Human Resource & Employment Services	0.01%	0.09%	0.10%
Drug Retail	0.08%	0.02%	0.10%
Other Diversified Financial Services	0.00%	0.09%	0.09%
Specialty Stores	0.07%	0.02%	0.09%
Paper Products	0.00%	0.09%	0.09%
Broadcasting	0.05%	0.04%	0.09%
Diversified Support Services	0.04%	0.05%	0.09%
Tires & Rubber	0.01%	0.07%	0.08%
Airport Services	0.00%	0.08%	0.08%
Leisure Products	0.03%	0.04%	0.07%
Heavy Electrical Equipment	0.00%	0.07%	0.07%
Food Distributors	0.05%	0.02%	0.07%
Agricultural Products	0.04%	0.03%	0.07%
Trucking	0.02%	0.05%	0.07%
Copper	0.04%	0.03%	0.07%
Water Utilities	0.02%	0.04%	0.06%
Independent Power Producers & Energy Traders	0.02%	0.04%	0.06%
Healthcare Technology	0.04%	0.02%	0.06%
Highways & Railtracks	0.00%	0.06%	0.06%
Household Appliances	0.01%	0.05%	0.06%
Education Services	0.00%	0.05%	0.05%
Hotel & Resort REITs	0.05%	0.00%	0.05%
Publishing	0.01%	0.04%	0.05%
Distributors	0.04%	0.01%	0.05%
Security & Alarm Services	0.00%	0.04%	0.04%
Computer & Electronics Retail	0.03%	0.01%	0.04%
Alternative Carriers	0.03%	0.01%	0.04%
Marine	0.00%	0.04%	0.04%
Leisure Facilities	0.00%	0.04%	0.04%
Metal & Glass Containers	0.02%	0.02%	0.04%
Coal & Consumable Fuels	0.00%	0.04%	0.04%
Home Furnishings	0.03%	0.00%	0.03%
Real Estate Services	0.02%	0.01%	0.03%
Home Furnishing Retail	0.00%	0.03%	0.03%
Aluminum	0.00%	0.03%	0.03%
Motorcycle Manufacturers	0.01%	0.02%	0.03%
Oil & Gas Drilling	0.01%	0.02%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Commercial Printing	0.00%	0.02%	0.02%
Technology Distributors	0.00%	0.02%	0.02%
Housewares & Specialties	0.02%	0.00%	0.02%
Mortgage REITs	0.02%	0.00%	0.02%
Office Services & Supplies	0.00%	0.02%	0.02%
Specialized Consumer Services	0.02%	0.00%	0.02%
Renewable Electricity	0.00%	0.01%	0.01%
Silver	0.00%	0.01%	0.01%
Forest Products	0.00%	0.01%	0.01%
Specialized Finance	0.00%	0.01%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%

			66.85%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	11.30%
Agency Mortgage Backed	9.08%
Corporate Notes	8.90%
Sovereign Bonds	0.47%
Non-Agency Collateralized Mortgage Obligations	0.37%
Municipal Bonds and Notes	0.23%
Agency Collateralized Mortgage Obligations	0.23%
Asset Backed	0.16%
U.S. Government Sponsored Agencies	0.05%
FNMA (TBA)	0.00%

30.79%

Short-Term Investments
Short-Term Investments	2.36%

2.36%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President

Date:	August 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date:	August 17, 2018

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer (Principal Financial Officer)

Date:	August 17, 2018